Protective Variable Annuity Separate Account of Protective Life Insurance Company

Financial Statements December 31, 2022

Index

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

PROTECTIVE LIFE INSURANCE COMPANY

All other schedules to the statutory financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Variable Annuity Separate Account and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Annuity Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 13, 2023

Appendix A

The subaccounts that comprise Protective Variable Annuity Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth and Income B	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Large Cap Growth B	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Small Cap Growth B	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
AB VPS Small/Mid Cap Value B	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Balanced I	As of December 31, 2022	For the period from September 12, 2022 (commencement of operations) to December 31, 2022	For the period from September 12, 2022 (commencement of operations) to December 31, 2022
American Funds IS Asset Allocation Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Asset Allocation Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Capital Income Builder Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Capital Income Builder Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Capital World Growth And Income Fund 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Capital World Growth And Income Fund 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Global Bond 2	As of December 31, 2022	For the period from January 13, 2022 (commencement of operations) to December 31, 2022	For the period from January 13, 2022 (commencement of operations) to December 31, 2022
American Funds IS Global Growth Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Small Capitalization Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Small Capitalization Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth – Income Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth – Income Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS High-Income Bond 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Growth And Income 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS New World Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Class 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS The Bond Fund Of America 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS The Bond Fund Of America 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS U.S. Government Securities Fund 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS U.S. Government Securities Fund 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Washington Mutual Investors Fund 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Washington Mutual Investors Fund 4	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock 60/40 Target Allocation ETF V.I. Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock Global Allocation V.I. III	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock International V.I. I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Calvert VP SRI Balanced	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Dividend Strategy II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Clearbridge Variable Large Cap Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ClearBridge Variable Mid Cap Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ClearBridge Variable Small Cap Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia VP Balanced 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia VP Emerging Markets Bond 2	As of December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022
Columbia VP Intermediate Bond 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia VP Limited Duration Credit 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia VP Select Mid Cap Value 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia VP Strategic Income 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA Equity Allocation Portfolio Instl	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA Global Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA Global Moderate Allocation Instl	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA International Small	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

DFA VA International Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA Short-Term Fixed	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA US Large Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA US Targeted Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Contrafund Portfolio SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Equity Income SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Freedom Fund - 2015 Maturity SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Freedom Fund - 2020 Maturity SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Growth Portfolio SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Index 500 Portfolio SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Investment Grade Bonds SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Mid Cap SC2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Asset Manager Growth Service 2	As of December 31, 2022	For the period from March 18, 2022 (commencement of operations) to December 31, 2022	For the period from March 18, 2022 (commencement of operations) to December 31, 2022

Fidelity VIP Asset Manager Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Balanced Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Bond Index Port	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Energy Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Extended Market Index Portfolio	As of December 31, 2022	For the period from April 19, 2022 (commencement of operations) to December 31, 2022	For the period from April 19, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP Fundsmanager 20% Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Fundsmanager 60% Service 2	Not applicable	For the period from March 14, 2022 (commencement of operations) to December 31, 2022	For the period from March 14, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP Fundsmanager 85% Service 2	As of December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022	For the period from January 18, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP Health Care Port Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP International Index Port	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Target Volatility Service 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Technology Initial	As of December 31, 2022	For the period from January 28, 2022 (commencement of operations) to December 31, 2022	For the period from January 28, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP Total Market Index Port	As of December 31, 2022	For the period from January 21, 2022 (commencement of operations) to December 31, 2022	For the period from January 21, 2022 (commencement of operations) to December 31, 2022

Fidelity VIP Utilities Initial	As of December 31, 2022	For the period from March 10, 2022 (commencement of operations) to December 31, 2022	For the period from March 10, 2022 (commencement of operations) to December 31, 2022
Fidelity VIP Value Strategies Service 2	As of December 31, 2022	For the period from January 12, 2022 (commencement of operations) to December 31, 2022	For the period from January 12, 2022 (commencement of operations) to December 31, 2022
Franklin Dynatech VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Income VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Multi-Asset Dynamic Multi-Strat VIT	Not applicable	For the period from January 1, 2022 to August 31, 2022 (cessation of operations)	For the period from January 1, 2021 to August 31, 2022 (cessation of operations)
Franklin Mutual Global Discovery VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Mutual Shares VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Rising Dividend VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small Cap Value VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small-Mid Cap Growth VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Strategic Income VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin US Government Securities VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs Global Trends Allocation Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs International Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs International Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Large Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Large Cap Value Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Mid Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Mid Cap Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Small Cap Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Small Cap Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Strategic Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Strategic Growth SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs US Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs US Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs VIT Core Fixed Income Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Mid Cap Growth Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Guggenheim Floating Rate Strategies (Series F)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Guggenheim Global Managed Futures Strategy	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Guggenheim Long Short Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Guggenheim Multi-Hedge Strategies	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Franchise I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Franchise II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Value II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Balanced Risk Allocation II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Capital Appreciation Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Capital Appreciation Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Comstock I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Comstock II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Conservative Balance II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Equity and Income II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Real Estate II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Strategic Income Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Strategic Income Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Government Securities II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. EQV International Equity Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Main Street Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Main Street Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Main Street Small Cap Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. U.S. Government Money Portfolio I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson Balanced Service Class	As of December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022
Janus Henderson Forty - Service Class	As of December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022
Janus Henderson Global Technology - Service Class	As of December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022
Janus Henderson Overseas Portfolio - Service Class	As of December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022	For the period from August 22, 2022 (commencement of operations) to December 31, 2022
Lord Abbett Bond Debenture VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Dividend Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Lord Abbett Growth & Income VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Growth Opportunities VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Mid Cap Stock VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Fundamental Equity VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Short Duration Income VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Growth Series IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Growth Series SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Investors Trust IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Investors Trust SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS New Discovery IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS New Discovery SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Research IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Research SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS Total Return IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Total Return SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Utilities IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Utilities SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II Emerging Markets Equity SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II MA Investors Growth Stock IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II MA Investors Growth Stock SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Total Return Bond SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Morgan Stanley VIF Core Plus Fixed Income Portfolio	As of December 31, 2022	For the period from December 2, 2022 (commencement of operations) to December 31, 2022	For the period from December 2, 2022 (commencement of operations) to December 31, 2022
Morgan Stanley VIF Global Real Estate II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Morgan Stanley VIF Global Strategy Portfolio	As of December 31, 2022	For the period from September 12, 2022 (commencement of operations) to December 31, 2022	For the period from September 12, 2022 (commencement of operations) to December 31, 2022

PIMCO Income Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT All Asset Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Commodity Real Return Strategy Advantage	As of December 31, 2022	For the period from November 9, 2022 (commencement of operations) to December 31, 2022	For the period from November 9, 2022 (commencement of operations) to December 31, 2022
PIMCO VIT Global Diversified Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT High Yield Advance	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Long-Term US Government Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Short-Term Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Total Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Protective Life Dynamic Allocation Series – Conservative	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Protective Life Dynamic Allocation Series – Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Protective Life Dynamic Allocation Series – Moderate	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund Micro-Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund Small-Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Rydex Commodities Strategy	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Rydex Inverse Government Long Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Moderate Allocation	As of December 31, 2022	For the period from January 21, 2022 (commencement of operations) to December 31, 2022	For the period from January 21, 2022 (commencement of operations) to December 31, 2022
Templeton Developing Markets VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Global Bond VIP Fund CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Growth VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

VanEck Global Hard Asset	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Balanced	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Capital Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Conservative Allocation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Diversified Val	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Equity Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Equity Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Global Bond Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF High Yield Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF International	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Mid-Cap Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Moderate Allocation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Vanguard VIF Money Market	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Real Estate Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Short Term Investment Grade	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Total Bond Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Total International Stock Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Total Stock Mkt Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Western Asset Core Plus VIT II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	AB VPS Growth And Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Century VP Balanced I	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation Class 4

ASSETS:
Investments at fair value (1)	$745	$7,458	$299	$512	$71	$81,197	$30,864

Receivable from the contracts	-	14	3	-	-	-	-
Receivable from the fund manager	1	-	-	0	0	81	90
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	14	3	0	0	81	90

Total assets	745	7,472	302	512	71	81,278	30,953

LIABILITIES:
Payable to the contracts	1	-	-	0	0	81	90
Payable to the fund manager	-	14	3	-	-	-	-
Payable to the Company	-	-	-	-	-	1	-
Total liabilities	1	14	3	0	0	82	90

NET ASSETS	$745	$7,458	$299	$512	$71	$81,196	$30,864

Fair value per share (NAV)	$28.36	$53.45	$6.77	$16.39	$6.70	$21.91	$21.74
Shares outstanding in the Separate Account	26	140	44	31	11	3,706	1,420

(1) Investments in mutual fund shares, at cost	$819	$8,696	$405	$551	$74	$72,169	$33,962

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Capital Income Builder Class 2	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Growth And Income Fund 2	American Funds IS Capital World Growth And Income Fund 4	American Funds IS Global Bond 2	American Funds IS Global Growth Class 2	American Funds IS Global Growth Class 4

ASSETS:
Investments at fair value (1)	$7,250	$6,478	$6,143	$2,977	$463	$90,605	$14,451

Receivable from the contracts	11	-	-	-	-	-	-
Receivable from the fund manager	-	6	4	3	0	70	64
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	11	6	4	3	0	70	64

Total assets	7,261	6,484	6,147	2,979	463	90,675	14,515

LIABILITIES:
Payable to the contracts	-	6	4	3	0	70	64
Payable to the fund manager	11	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	11	6	4	3	0	70	64

NET ASSETS	$7,250	$6,478	$6,143	$2,977	$463	$90,605	$14,451

Fair value per share (NAV)	$10.98	$10.96	$11.64	$11.35	$9.45	$29.79	$29.51
Shares outstanding in the Separate Account	660	591	528	262	49	3,041	490

(1) Investments in mutual fund shares, at cost	$7,148	$6,003	$7,965	$3,787	$508	$92,865	$14,370

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Global Small Capitalization Class 2	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth – Income Class 2	American Funds IS Growth – Income Class 4	American Funds IS Growth Class 2	American Funds IS Growth Class 4	American Funds IS High-Income Bond 2

ASSETS:
Investments at fair value (1)	$6,483	$392	$16,383	$14,625	$51,021	$37,934	$535

Receivable from the contracts	-	-	3	-	6	-	-
Receivable from the fund manager	4	0	-	62	-	57	0
Receivable from the Company	-	-	-	-	0	-	-
Total receivables	4	0	3	62	6	57	0

Total assets	6,487	393	16,386	14,687	51,027	37,990	535

LIABILITIES:
Payable to the contracts	4	0	-	62	-	57	0
Payable to the fund manager	-	-	3	-	6	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	0	3	62	6	57	0

NET ASSETS	$6,483	$392	$16,383	$14,625	$51,021	$37,934	$535

Fair value per share (NAV)	$15.30	$15.28	$49.46	$48.72	$75.40	$73.64	$8.34
Shares outstanding in the Separate Account	424	26	331	300	677	515	64

(1) Investments in mutual fund shares, at cost	$9,855	$464	$18,741	$14,437	$64,707	$44,617	$591

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS International Class 2	American Funds IS International Class 4	American Funds IS International Growth And Income 2	American Funds IS New World Class 2	American Funds IS New World Class 4	American Funds IS The Bond Fund Of America 2	American Funds IS The Bond Fund Of America 4

ASSETS:
Investments at fair value (1)	$9,242	$535	$913	$8,784	$337	$32,758	$8,478

Receivable from the contracts	2	-	-	5	-	20	-
Receivable from the fund manager	-	1	1	-	0	-	56
Receivable from the Company	-	-	-	-	-	0	-
Total receivables	2	1	1	5	0	20	56

Total assets	9,244	535	913	8,789	338	32,778	8,534

LIABILITIES:
Payable to the contracts	-	1	1	-	0	-	56
Payable to the fund manager	2	-	-	5	-	20	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	2	1	1	5	0	20	56

NET ASSETS	$9,242	$535	$913	$8,784	$337	$32,758	$8,478

Fair value per share (NAV)	$15.23	$14.99	$8.70	$22.02	$21.84	$9.27	$9.23
Shares outstanding in the Separate Account	607	36	105	399	15	3,534	919

(1) Investments in mutual fund shares, at cost	$12,242	$649	$1,091	$10,489	$363	$37,153	$10,070

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS U.S. Government Securities Fund 2	American Funds IS U.S. Government Securities Fund 4	American Funds IS Washington Mutual Investors Fund 2	American Funds IS Washington Mutual Investors Fund 4	Blackrock 60/40 Target Allocation ETF V.I. Fund	Blackrock Global Allocation V.I. III	Blackrock International V.I. I

ASSETS:
Investments at fair value (1)	$3,304	$4,042	$38,161	$3,041	$2,986	$12,534	$405

Receivable from the contracts	-	-	-	-	-	6	-
Receivable from the fund manager	1	4	5	3	2	-	0
Receivable from the Company	-	-	-	-	0	-	-
Total receivables	1	4	5	3	2	6	0

Total assets	3,305	4,046	38,166	3,045	2,989	12,540	405

LIABILITIES:
Payable to the contracts	1	4	5	3	2	-	0
Payable to the fund manager	-	-	-	-	-	6	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	4	5	3	2	6	0

NET ASSETS	$3,304	$4,042	$38,161	$3,041	$2,986	$12,534	$405

Fair value per share (NAV)	$9.87	$9.86	$12.46	$12.34	$11.61	$11.87	$8.55
Shares outstanding in the Separate Account	335	410	3,063	246	257	1,056	47

(1) Investments in mutual fund shares, at cost	$4,103	$5,050	$42,686	$3,206	$3,217	$13,292	$439

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Calvert VP SRI Balanced	Clearbridge Variable Dividend Strategy II	Clearbridge Variable Large Cap Growth II	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	Columbia VP Balanced 2	Columbia VP Emerging Markets Bond 2

ASSETS:
Investments at fair value (1)	$1,079	$203	$147	$24,485	$12,106	$1,668	$106

Receivable from the contracts	-	-	-	-	1	-	-
Receivable from the fund manager	1	0	0	10	-	2	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	0	0	10	1	2	0

Total assets	1,080	203	147	24,494	12,108	1,670	106

LIABILITIES:
Payable to the contracts	1	0	0	10	-	2	0
Payable to the fund manager	-	-	-	-	1	-	-
Payable to the Company	-	-	-	0	-	-	-
Total liabilities	1	0	0	10	1	2	0

NET ASSETS	$1,079	$203	$147	$24,485	$12,106	$1,668	$106

Fair value per share (NAV)	$2.07	$21.28	$26.72	$20.17	$23.39	$34.41	$7.52
Shares outstanding in the Separate Account	521	10	5	1,214	518	48	14

(1) Investments in mutual fund shares, at cost	$1,093	$225	$195	$19,042	$12,059	$1,889	$109

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Columbia VP Strategic Income 2	DFA VA Equity Allocation Portfolio Instl	DFA VA Global Bond	DFA VA Global Moderate Allocation Instl

ASSETS:
Investments at fair value (1)	$890	$259	$596	$5,875	$108	$817	$501

Receivable from the contracts	-	-	-	52	-	-	-
Receivable from the fund manager	0	0	2	-	0	0	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	0	2	52	0	0	0

Total assets	891	259	598	5,927	108	817	501

LIABILITIES:
Payable to the contracts	0	0	2	-	0	0	0
Payable to the fund manager	-	-	-	52	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	0	0	2	52	0	0	0

NET ASSETS	$890	$259	$596	$5,875	$108	$817	$501

Fair value per share (NAV)	$8.23	$9.12	$32.44	$3.46	$12.32	$9.62	$13.64
Shares outstanding in the Separate Account	108	28	18	1,698	9	85	37

(1) Investments in mutual fund shares, at cost	$1,024	$263	$603	$6,223	$118	$888	$569

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value	Fidelity Contrafund Portfolio SC2	Fidelity Equity Income SC2

ASSETS:
Investments at fair value (1)	$672	$1,016	$900	$2,370	$1,276	$143,937	$5,154

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	0	0	0	1	0	133	5
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	0	0	1	0	133	5

Total assets	672	1,016	900	2,371	1,276	144,070	5,158

LIABILITIES:
Payable to the contracts	0	0	0	1	0	133	5
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	1	-
Total liabilities	0	0	0	1	0	134	5

NET ASSETS	$672	$1,016	$900	$2,370	$1,276	$143,936	$5,154

Fair value per share (NAV)	$10.75	$12.24	$9.93	$30.43	$20.54	$36.54	$22.71
Shares outstanding in the Separate Account	63	83	91	78	62	3,939	227

(1) Investments in mutual fund shares, at cost	$798	$1,071	$916	$2,440	$1,418	$115,479	$4,440

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Fidelity VIP Asset Manager Growth Service 2

ASSETS:
Investments at fair value (1)	$940	$2,240	$2,364	$248,696	$246,236	$137,924	$76

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	2	2	221	156	3,344	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	2	2	221	156	3,344	0

Total assets	941	2,241	2,366	248,916	246,393	141,268	76

LIABILITIES:
Payable to the contracts	1	2	2	221	156	3,344	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	0	1	-
Total liabilities	1	2	2	221	157	3,345	0

NET ASSETS	$940	$2,240	$2,364	$248,696	$246,236	$137,923	$76

Fair value per share (NAV)	$10.88	$11.46	$69.27	$369.70	$10.47	$31.20	$18.39
Shares outstanding in the Separate Account	86	195	34	673	23,518	4,421	4

(1) Investments in mutual fund shares, at cost	$1,015	$2,435	$1,765	$158,745	$296,592	$138,088	$79

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Asset Manager Service 2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Port	Fidelity VIP Energy Service 2	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Funds manager 20% Service 2	Fidelity VIP Funds manager 85% Service 2

ASSETS:
Investments at fair value (1)	$115	$17,083	$483	$1,502	$53	$1,014	$547

Receivable from the contracts	-	14	-	-	-	-	-
Receivable from the fund manager	0	-	0	1	0	1	0
Receivable from the Company	-	0	-	-	-	-	-
Total receivables	0	14	0	1	0	1	0

Total assets	115	17,097	483	1,503	53	1,016	548

LIABILITIES:
Payable to the contracts	0	-	0	1	0	1	0
Payable to the fund manager	-	14	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	0	14	0	1	0	1	0

NET ASSETS	$115	$17,083	$483	$1,502	$53	$1,014	$547

Fair value per share (NAV)	$13.88	$18.74	$9.37	$25.03	$11.20	$10.01	$10.40
Shares outstanding in the Separate Account	8	912	52	60	5	101	53

(1) Investments in mutual fund shares, at cost	$127	$18,673	$510	$1,186	$57	$1,153	$530

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Health Care Port Service 2	Fidelity VIP International Index Port	Fidelity VIP Target Volatility Service 2	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Port	Fidelity VIP Utilities Initial	Fidelity VIP Value Strategies Service 2

ASSETS:
Investments at fair value (1)	$960	$216	$89	$167	$1,423	$67	$569

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	0	0	0	1	0	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	0	0	0	1	0	0

Total assets	960	216	89	167	1,424	68	570

LIABILITIES:
Payable to the contracts	1	0	0	0	1	0	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	0	0	0	1	0	0

NET ASSETS	$960	$216	$89	$167	$1,423	$67	$569

Fair value per share (NAV)	$32.65	$9.36	$10.35	$20.94	$13.79	$21.52	$14.54
Shares outstanding in the Separate Account	29	23	9	8	103	3	39

(1) Investments in mutual fund shares, at cost	$981	$236	$108	$197	$1,562	$69	$602

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Dynatech VIP Fund	Franklin Income VIP CL 2	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2

ASSETS:
Investments at fair value (1)	$22,952	$103,414	$3,281	$354,554	$282,598	$31,949	$21,330

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	22	136	2	4,487	302	430	18
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	22	136	2	4,487	302	430	18

Total assets	22,973	103,550	3,284	359,041	282,900	32,379	21,348

LIABILITIES:
Payable to the contracts	22	136	2	4,487	302	430	18
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	1	-	2	0	-	-
Total liabilities	22	137	2	4,489	302	430	18

NET ASSETS	$22,952	$103,413	$3,281	$354,552	$282,597	$31,949	$21,330

Fair value per share (NAV)	$2.97	$14.73	$16.61	$15.16	$27.03	$12.53	$10.51
Shares outstanding in the Separate Account	7,728	7,021	198	23,387	10,455	2,550	2,030

(1) Investments in mutual fund shares, at cost	$45,012	$106,669	$3,556	$378,187	$239,554	$37,742	$33,605

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC

ASSETS:
Investments at fair value (1)	$5,907	$332,954	$6,039	$17,275	$28,015	$31,621	$80,365

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	298	7	15	28	33	151
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	5	298	7	15	28	33	151

Total assets	5,912	333,252	6,047	17,290	28,043	31,654	80,515

LIABILITIES:
Payable to the contracts	5	298	7	15	28	33	151
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	1	-	0	0	3	0
Total liabilities	5	299	7	15	29	36	151

NET ASSETS	$5,907	$332,953	$6,039	$17,275	$28,015	$31,618	$80,364

Fair value per share (NAV)	$8.73	$10.19	$9.99	$7.66	$7.70	$8.34	$8.35
Shares outstanding in the Separate Account	677	32,675	605	2,255	3,638	3,791	9,625

(1) Investments in mutual fund shares, at cost	$7,018	$426,891	$6,934	$28,041	$28,790	$36,555	$90,239

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights

ASSETS:
Investments at fair value (1)	$5,593	$68,255	$16,935	$9,515	$24,293	$75,642	$22,309

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	1,396	18	7	22	47	25
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	5	1,396	18	7	22	47	25

Total assets	5,598	69,651	16,953	9,523	24,314	75,689	22,334

LIABILITIES:
Payable to the contracts	5	1,396	18	7	22	47	25
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	0	1	-	4	-	2
Total liabilities	5	1,396	18	7	25	47	27

NET ASSETS	$5,593	$68,255	$16,934	$9,515	$24,289	$75,642	$22,307

Fair value per share (NAV)	$14.89	$15.07	$10.40	$10.27	$9.20	$9.12	$15.88
Shares outstanding in the Separate Account	376	4,529	1,628	927	2,641	8,294	1,405

(1) Investments in mutual fund shares, at cost	$5,713	$69,235	$20,529	$8,063	$26,061	$96,812	$13,921

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Mid Cap Growth Fund SC	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies

ASSETS:
Investments at fair value (1)	$647	$26,759	$37,928	$3,414	$566	$130	$619

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	25	70	22	0	0	1
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	25	70	22	0	0	1

Total assets	647	26,783	37,998	3,436	566	130	619

LIABILITIES:
Payable to the contracts	1	25	70	22	0	0	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	0	-	-	-	-
Total liabilities	1	25	70	22	0	0	1

NET ASSETS	$647	$26,759	$37,928	$3,414	$566	$130	$619

Fair value per share (NAV)	$16.02	$9.40	$8.68	$23.62	$17.57	$15.09	$25.53
Shares outstanding in the Separate Account	40	2,847	4,370	145	32	9	24

(1) Investments in mutual fund shares, at cost	$492	$30,622	$71,984	$3,711	$620	$128	$574

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. American Franchise I	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Capital Appreciation Fund II	Invesco V.I. Comstock I

ASSETS:
Investments at fair value (1)	$4,652	$2,275	$75,694	$55,653	$6,361	$23,130	$22,482

Receivable from the contracts	-	-	-	-	-	8	-
Receivable from the fund manager	4	2	68	128	6	-	23
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	4	2	68	128	6	8	23

Total assets	4,656	2,277	75,762	55,781	6,368	23,139	22,505

LIABILITIES:
Payable to the contracts	4	2	68	128	6	-	23
Payable to the fund manager	-	-	-	-	-	8	-
Payable to the Company	-	-	-	-	0	0	0
Total liabilities	4	2	68	128	6	8	23

NET ASSETS	$4,652	$2,275	$75,694	$55,653	$6,361	$23,130	$22,482

Fair value per share (NAV)	$42.84	$38.85	$15.48	$7.97	$34.77	$33.06	$20.34
Shares outstanding in the Separate Account	109	59	4,890	6,983	183	700	1,105

(1) Investments in mutual fund shares, at cost	$5,252	$1,967	$75,829	$81,346	$7,076	$27,364	$12,414

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Comstock II	Invesco V.I. Conservative Balance II	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Equity and Income II	Invesco V.I. Global Fund I	Invesco V.I. Global Fund II

ASSETS:
Investments at fair value (1)	$142,637	$11,948	$3,094	$22,745	$130,545	$6,371	$161,989

Receivable from the contracts	-	31	-	-	-	-	-
Receivable from the fund manager	146	-	3	20	2,117	7	160
Receivable from the Company	-	0	-	-	-	-	-
Total receivables	146	31	3	20	2,117	7	160

Total assets	142,782	11,979	3,097	22,766	132,661	6,378	162,150

LIABILITIES:
Payable to the contracts	146	-	3	20	2,117	7	160
Payable to the fund manager	-	31	-	-	-	-	-
Payable to the Company	1	-	-	2	8	5	1
Total liabilities	147	31	3	22	2,125	13	162

NET ASSETS	$142,635	$11,948	$3,094	$22,744	$130,536	$6,366	$161,988

Fair value per share (NAV)	$20.25	$13.69	$55.51	$47.86	$16.03	$31.10	$30.30
Shares outstanding in the Separate Account	7,044	873	56	475	8,144	205	5,346

(1) Investments in mutual fund shares, at cost	$95,833	$13,398	$3,188	$29,928	$116,973	$5,719	$160,289

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund I	Invesco V.I. Global Strategic Income Fund II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income I	Invesco V.I. Growth & Income II	Invesco V.I. EQV International Equity Fund II

ASSETS:
Investments at fair value (1)	$2,650	$4,963	$223,228	$122,687	$24,606	$330,795	$27,253

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	6	210	100	26	5,841	20
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	2	6	210	100	26	5,841	20

Total assets	2,652	4,969	223,437	122,787	24,631	336,635	27,274

LIABILITIES:
Payable to the contracts	2	6	210	100	26	5,841	20
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	0	0	0	1	7	0
Total liabilities	2	6	210	101	26	5,848	21

NET ASSETS	$2,650	$4,963	$223,228	$122,686	$24,605	$330,787	$27,253

Fair value per share (NAV)	$12.72	$3.94	$4.07	$9.98	$19.78	$19.77	$28.42
Shares outstanding in the Separate Account	208	1,260	54,847	12,293	1,244	16,732	959

(1) Investments in mutual fund shares, at cost	$3,126	$6,214	$302,333	$142,817	$20,994	$313,826	$28,540

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Main Street Fund I	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Portfolio I	Janus Henderson Balanced Service Class	Janus Henderson Forty - Service Class

ASSETS:
Investments at fair value (1)	$6,390	$82,440	$667	$11,147	$1,752,410	$765	$63

Receivable from the contracts	-	-	-	-	17,338	-	-
Receivable from the fund manager	7	76	0	144	-	1	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	7	76	0	144	17,338	1	0

Total assets	6,397	82,516	667	11,291	1,769,747	765	63

LIABILITIES:
Payable to the contracts	7	76	0	144	-	1	0
Payable to the fund manager	-	-	-	-	17,338	-	-
Payable to the Company	0	-	-	-	1	-	-
Total liabilities	7	76	0	144	17,338	1	0

NET ASSETS	$6,390	$82,440	$667	$11,147	$1,752,409	$765	$63

Fair value per share (NAV)	$16.12	$15.74	$22.56	$13.63	$1.00	$42.47	$30.46
Shares outstanding in the Separate Account	396	5,238	30	818	1,752,410	18	2

(1) Investments in mutual fund shares, at cost	$7,543	$118,886	$772	$14,103	$1,752,410	$770	$64

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Janus Henderson Global Technology - Service Class	Janus Henderson Overseas Portfolio - Service Class	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC

ASSETS:
Investments at fair value (1)	$35	$36	$478,599	$92,724	$56,399	$24,782	$41,274

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	0	0	419	600	103	9	165
Receivable from the Company	-	-	17	-	12	-	1
Total receivables	0	0	436	600	115	9	165

Total assets	35	36	479,035	93,324	56,514	24,791	41,440

LIABILITIES:
Payable to the contracts	0	0	419	600	103	9	165
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	0	-	0	-
Total liabilities	0	0	419	601	103	9	165

NET ASSETS	$35	$36	$478,616	$92,723	$56,411	$24,782	$41,275

Fair value per share (NAV)	$10.41	$36.76	$10.20	$14.86	$32.80	$8.06	$23.08
Shares outstanding in the Separate Account	3	1	46,921	6,240	1,719	3,075	1,788

(1) Investments in mutual fund shares, at cost	$36	$34	$566,769	$93,610	$39,905	$38,714	$33,790

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Income VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC	MFS New Discovery IC

ASSETS:
Investments at fair value (1)	$83,754	$2,179	$4,823	$37,099	$5,141	$41,340	$1,858

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2,113	0	5	63	6	39	2
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	2,113	0	5	63	6	39	2

Total assets	85,867	2,179	4,828	37,162	5,147	41,379	1,861

LIABILITIES:
Payable to the contracts	2,113	0	5	63	6	39	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	0	-	0	0	0	-	0
Total liabilities	2,113	0	5	63	6	39	2

NET ASSETS	$83,754	$2,179	$4,823	$37,099	$5,141	$41,340	$1,858

Fair value per share (NAV)	$15.16	$12.99	$48.02	$44.74	$32.27	$31.67	$11.31
Shares outstanding in the Separate Account	5,525	168	100	829	159	1,305	164

(1) Investments in mutual fund shares, at cost	$92,821	$2,296	$2,794	$24,998	$3,112	$27,173	$2,408

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC

ASSETS:
Investments at fair value (1)	$45,050	$4,368	$3,011	$15,233	$41,301	$1,761	$19,638

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	70	5	3	16	36	3	18
Receivable from the Company	-	-	0	-	-	-	-
Total receivables	70	5	3	16	36	3	18

Total assets	45,120	4,373	3,014	15,249	41,336	1,764	19,657

LIABILITIES:
Payable to the contracts	70	5	3	16	36	3	18
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	0	0	-	4	0	-	0
Total liabilities	71	5	3	20	36	3	18

NET ASSETS	$45,049	$4,368	$3,011	$15,229	$41,300	$1,761	$19,638

Fair value per share (NAV)	$8.84	$27.74	$27.20	$22.49	$21.95	$36.32	$35.57
Shares outstanding in the Separate Account	5,096	157	111	677	1,882	48	552

(1) Investments in mutual fund shares, at cost	$68,453	$3,035	$2,134	$12,392	$35,307	$1,113	$12,901

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	MFS VIT Total Return Bond SC	MFS VIT Value SC	Morgan Stanley VIF Core Plus Fixed Income Portfolio

ASSETS:
Investments at fair value (1)	$238	$16,508	$1,528	$29,346	$303,873	$150,061	$39

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	0	13	1	21	284	158	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	13	1	21	284	158	0

Total assets	238	16,521	1,530	29,367	304,157	150,220	39

LIABILITIES:
Payable to the contracts	0	13	1	21	284	158	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	0	0	0	-
Total liabilities	0	13	1	22	284	159	0

NET ASSETS	$238	$16,508	$1,528	$29,346	$303,873	$150,061	$39

Fair value per share (NAV)	$11.19	$26.75	$19.29	$18.86	$11.04	$21.03	$8.59
Shares outstanding in the Separate Account	21	617	79	1,556	27,525	7,136	5

(1) Investments in mutual fund shares, at cost	$296	$9,932	$1,474	$28,064	$353,235	$89,427	$40

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Morgan Stanley VIF Global Real Estate II	Morgan Stanley VIF Global Strategy Portfolio	PIMCO Income Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Commodity Real Return Strategy Advantage	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT High Yield Advance

ASSETS:
Investments at fair value (1)	$5,023	$17	$613	$2,183	$6	$4,891	$186

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	0	1	2	0	6	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	5	0	1	2	0	6	0

Total assets	5,028	17	614	2,185	6	4,897	186

LIABILITIES:
Payable to the contracts	5	0	1	2	0	6	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	0	-	-	-	-	-	-
Total liabilities	5	0	1	2	0	6	0

NET ASSETS	$5,023	$17	$613	$2,183	$6	$4,891	$186

Fair value per share (NAV)	$6.96	$7.57	$9.69	$8.76	$7.01	$5.59	$6.77
Shares outstanding in the Separate Account	722	2	63	249	1	875	27

(1) Investments in mutual fund shares, at cost	$5,541	$17	$664	$2,640	$6	$7,775	$200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Protective Life Dynamic Allocation Series – Conservative	Protective Life Dynamic Allocation Series – Growth

ASSETS:
Investments at fair value (1)	$20,470	$126,469	$235,468	$69,195	$606,616	$39,579	$48,110

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	6	144	209	13	537	37	46
Receivable from the Company	-	-	-	0	-	-	-
Total receivables	6	144	209	13	537	37	46

Total assets	20,476	126,613	235,677	69,208	607,153	39,616	48,156

LIABILITIES:
Payable to the contracts	6	144	209	13	537	37	46
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	0	-	1	-	1	-	-
Total liabilities	6	144	209	13	537	37	46

NET ASSETS	$20,470	$126,469	$235,467	$69,195	$606,616	$39,579	$48,110

Fair value per share (NAV)	$7.83	$9.48	$11.50	$10.10	$8.98	$10.34	$12.15
Shares outstanding in the Separate Account	2,614	13,341	20,475	6,851	67,552	3,828	3,960

(1) Investments in mutual fund shares, at cost	$33,158	$138,495	$280,582	$70,062	$759,126	$42,310	$44,985

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Protective Life Dynamic Allocation Series – Moderate	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II

ASSETS:
Investments at fair value (1)	$585,407	$8,004	$137,805	$9	$8	$503	$5,117

Receivable from the contracts	13	-	-	-	-	-	6
Receivable from the fund manager	-	8	137	0	0	0	-
Receivable from the Company	0	-	-	-	-	-	-
Total receivables	13	8	137	0	0	0	6

Total assets	585,420	8,012	137,942	10	8	503	5,123

LIABILITIES:
Payable to the contracts	-	8	137	0	0	0	-
Payable to the fund manager	13	-	-	-	-	-	6
Payable to the Company	-	-	0	-	-	-	-
Total liabilities	13	8	137	0	0	0	6

NET ASSETS	$585,407	$8,004	$137,805	$9	$8	$503	$5,117

Fair value per share (NAV)	$11.29	$7.49	$8.18	$101.52	$99.00	$28.66	$29.23
Shares outstanding in the Separate Account	51,852	1,069	16,847	0	0	18	175

(1) Investments in mutual fund shares, at cost	$632,511	$10,502	$157,909	$15	$10	$594	$7,048

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	VanEck Global Hard Asset

ASSETS:
Investments at fair value (1)	$2,400	$351	$2,397	$67,901	$200,903	$74,951	$236

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	0	6	69	202	472	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	2	0	6	69	202	472	0

Total assets	2,402	351	2,403	67,969	201,105	75,423	236

LIABILITIES:
Payable to the contracts	2	0	6	69	202	472	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	0	0	1	-
Total liabilities	2	0	6	69	203	472	0

NET ASSETS	$2,400	$351	$2,397	$67,901	$200,903	$74,950	$236

Fair value per share (NAV)	$52.52	$17.81	$7.46	$12.17	$12.48	$10.24	$28.39
Shares outstanding in the Separate Account	46	20	321	5,579	16,098	7,319	8

(1) Investments in mutual fund shares, at cost	$2,526	$373	$2,915	$82,324	$295,626	$83,032	$134

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Val	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Global Bond Index

ASSETS:
Investments at fair value (1)	$808	$249	$1,198	$67	$753	$1,362	$215

Receivable from the contracts	-	-	-	-	-	-	-
Receivable from the fund manager	0	0	0	0	4	0	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	0	0	0	4	0	0

Total assets	808	249	1,199	67	757	1,362	215

LIABILITIES:
Payable to the contracts	0	0	0	0	4	0	0
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	0	0	0	0	4	0	0

NET ASSETS	$808	$249	$1,198	$67	$753	$1,362	$215

Fair value per share (NAV)	$21.72	$38.81	$22.75	$14.01	$24.11	$50.74	$17.83
Shares outstanding in the Separate Account	37	6	53	5	31	27	12

(1) Investments in mutual fund shares, at cost	$958	$306	$1,323	$72	$800	$1,497	$238

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF Money Market	Vanguard VIF Real Estate Index

ASSETS:
Investments at fair value (1)	$936	$173	$701	$834	$660	$1,870	$331

Receivable from the contracts	-	-	0	-	-	-	-
Receivable from the fund manager	5	0	-	3	0	9	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	5	0	0	3	0	9	0

Total assets	941	173	701	837	660	1,879	331

LIABILITIES:
Payable to the contracts	5	0	-	3	0	9	0
Payable to the fund manager	-	-	0	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	0	0	3	0	9	0

NET ASSETS	$936	$173	$701	$834	$660	$1,870	$331

Fair value per share (NAV)	$18.13	$6.95	$22.52	$21.38	$26.65	$1.00	$11.53
Shares outstanding in the Separate Account	52	25	31	39	25	1,870	29

(1) Investments in mutual fund shares, at cost	$1,499	$194	$1,009	$1,035	$806	$1,870	$400

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total International Stock Market Index	Vanguard VIF Total Stock Mkt Index	Western Asset Core Plus VIT II

ASSETS:
Investments at fair value (1)	$1,579	$1,701	$1,151	$1,873	$3,471

Receivable from the contracts	-	-	-	-	-
Receivable from the fund manager	0	0	0	0	4
Receivable from the Company	-	-	-	-	-
Total receivables	0	0	0	0	4

Total assets	1,579	1,701	1,151	1,874	3,475

LIABILITIES:
Payable to the contracts	0	0	0	0	4
Payable to the fund manager	-	-	-	-	-
Payable to the Company	-	-	-	-	-
Total liabilities	0	0	0	0	4

NET ASSETS	$1,579	$1,701	$1,151	$1,873	$3,471

Fair value per share (NAV)	$9.92	$10.32	$19.05	$42.30	$4.83
Shares outstanding in the Separate Account	159	165	60	44	719

(1) Investments in mutual fund shares, at cost	$1,699	$1,914	$1,259	$2,120	$4,090

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	AB VPS Growth And Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Century VP Balanced I	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation Class 4

INVESTMENT INCOME:
Dividend income	$4	$-	$-	$2	$0	$1,620	$554

EXPENSES:
Mortality and expense risk and admin	4	31	1	3	0	780	369

NET INVESTMENT INCOME (LOSS)	1	(31)	(1)	(1)	0	840	185

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14)	(32)	(2)	(20)	0	1,352	(433)
Capital gain distributions	65	547	51	34	-	8,822	3,627

Net realized gain (loss) on investments	51	514	49	14	0	10,174	3,194

Change in net unrealized appreciation (depreciation) on investments	(81)	(1,266)	(95)	(48)	(3)	(24,889)	(9,126)

Net realized and unrealized gain (loss) on investments	(30)	(751)	(46)	(33)	(3)	(14,716)	(5,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29)	$(783)	$(48)	$(34)	$(2)	$(13,876)	$(5,747)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Capital Income Builder Class 2	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Growth And Income Fund 2	American Funds IS Capital World Growth And Income Fund 4	American Funds IS Global Bond 2	American Funds IS Global Growth Class 2	American Funds IS Global Growth Class 4

INVESTMENT INCOME:
Dividend income	$201	$173	$148	$66	$1	$631	$67

EXPENSES:
Mortality and expense risk and admin	57	77	49	31	2	764	173

NET INVESTMENT INCOME (LOSS)	144	96	99	35	(1)	(132)	(107)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4)	28	(3)	(9)	(0)	111	(58)
Capital gain distributions	-	-	1,375	668	5	10,062	1,687

Net realized gain (loss) on investments	(4)	28	1,371	659	5	10,173	1,629

Change in net unrealized appreciation (depreciation) on investments	(704)	(759)	(2,769)	(1,336)	(45)	(37,370)	(6,340)

Net realized and unrealized gain (loss) on investments	(708)	(731)	(1,397)	(677)	(40)	(27,197)	(4,711)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(564)	$(635)	$(1,298)	$(642)	$(42)	$(27,330)	$(4,818)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Global Small Capitalization Class 2	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth – Income Class 2	American Funds IS Growth – Income Class 4	American Funds IS Growth Class 2	American Funds IS Growth Class 4	American Funds IS High-Income Bond 2

INVESTMENT INCOME:
Dividend income	$-	$-	$213	$168	$176	$48	$39

EXPENSES:
Mortality and expense risk and admin	51	3	114	166	399	494	2

NET INVESTMENT INCOME (LOSS)	(51)	(3)	99	2	(222)	(447)	37

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4)	(0)	16	(219)	(53)	(1,618)	0
Capital gain distributions	2,167	72	1,471	1,636	7,127	7,187	-

Net realized gain (loss) on investments	2,163	72	1,486	1,417	7,074	5,569	0

Change in net unrealized appreciation (depreciation) on investments	(4,448)	(153)	(4,211)	(4,856)	(25,234)	(24,998)	(56)

Net realized and unrealized gain (loss) on investments	(2,284)	(81)	(2,724)	(3,439)	(18,160)	(19,429)	(56)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,335)	$(84)	$(2,625)	$(3,438)	$(18,382)	$(19,876)	$(19)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS International Class 2	American Funds IS International Class 4	American Funds IS International Growth And Income 2	American Funds IS New World Class 2	American Funds IS New World Class 4	American Funds IS The Bond Fund Of America 2	American Funds IS The Bond Fund Of America 4

INVESTMENT INCOME:
Dividend income	$169	$8	$26	$121	$4	$921	$241

EXPENSES:
Mortality and expense risk and admin	77	5	3	72	3	188	98

NET INVESTMENT INCOME (LOSS)	91	3	23	49	0	733	142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14)	(0)	0	(9)	3	(41)	(80)
Capital gain distributions	1,294	49	180	799	24	270	100

Net realized gain (loss) on investments	1,280	49	180	789	28	229	20

Change in net unrealized appreciation (depreciation) on investments	(3,717)	(137)	(179)	(3,176)	(109)	(4,045)	(1,421)

Net realized and unrealized gain (loss) on investments	(2,437)	(88)	2	(2,386)	(81)	(3,816)	(1,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,345)	$(85)	$24	$(2,337)	$(81)	$(3,083)	$(1,259)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS U.S. Government Securities Fund 2	American Funds IS U.S. Government Securities Fund 4	American Funds IS Washington Mutual Investors Fund 2	American Funds IS Washington Mutual Investors Fund 4	Blackrock 60/40 Target Allocation ETF V.I. Fund	Blackrock Global Allocation V.I. III	Blackrock International V.I. I

INVESTMENT INCOME:
Dividend income	$131	$147	$740	$53	$58	$-	$3

EXPENSES:
Mortality and expense risk and admin	27	49	307	38	15	50	1

NET INVESTMENT INCOME (LOSS)	104	99	432	15	43	(50)	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(25)	(130)	172	(0)	(38)	(3)	(4)
Capital gain distributions	-	-	8,471	668	1	94	8

Net realized gain (loss) on investments	(25)	(130)	8,643	668	(37)	91	4

Change in net unrealized appreciation (depreciation) on investments	(508)	(541)	(12,730)	(1,001)	(190)	(637)	(34)

Net realized and unrealized gain (loss) on investments	(533)	(671)	(4,087)	(334)	(227)	(546)	(29)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(429)	$(573)	$(3,655)	$(318)	$(184)	$(596)	$(27)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Calvert VP SRI Balanced	Clearbridge Variable Dividend Strategy II	Clearbridge Variable Large Cap Growth II	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	Columbia VP Balanced 2	Columbia VP Emerging Markets Bond 2

INVESTMENT INCOME:
Dividend income	$14	$2	$-	$25	$-	$-	$3

EXPENSES:
Mortality and expense risk and admin	18	1	2	328	139	16	0

NET INVESTMENT INCOME (LOSS)	(4)	1	(2)	(303)	(139)	(16)	3

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19	0	(2)	5,738	35	(17)	0
Capital gain distributions	110	16	10	1,652	284	-	-

Net realized gain (loss) on investments	129	16	9	7,390	319	(17)	0

Change in net unrealized appreciation (depreciation) on investments	(377)	(23)	(52)	(19,285)	(5,945)	(256)	(3)

Net realized and unrealized gain (loss) on investments	(248)	(7)	(43)	(11,895)	(5,626)	(273)	(3)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(252)	$(5)	$(45)	$(12,198)	$(5,765)	$(289)	$(0)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Columbia VP Strategic Income 2	DFA VA Equity Allocation Portfolio Instl	DFA VA Global Bond	DFA VA Global Moderate Allocation Instl

INVESTMENT INCOME:
Dividend income	$23	$1	$-	$70	$2	$13	$8

EXPENSES:
Mortality and expense risk and admin	8	2	3	21	0	2	1

NET INVESTMENT INCOME (LOSS)	15	(1)	(3)	49	2	11	6

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2)	(1)	(2)	(0)	(0)	0	(1)
Capital gain distributions	1	-	-	107	3	-	7

Net realized gain (loss) on investments	(2)	(1)	(2)	107	3	0	6

Change in net unrealized appreciation (depreciation) on investments	(122)	(4)	(13)	(345)	(10)	(60)	(65)

Net realized and unrealized gain (loss) on investments	(124)	(5)	(15)	(239)	(7)	(60)	(59)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109)	$(6)	$(18)	$(190)	$(5)	$(49)	$(53)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value	Fidelity Contrafund Portfolio SC2	Fidelity Equity Income SC2

INVESTMENT INCOME:
Dividend income	$18	$39	$10	$53	$16	$424	$91

EXPENSES:
Mortality and expense risk and admin	1	2	2	6	3	1,835	59

NET INVESTMENT INCOME (LOSS)	16	37	8	48	13	(1,411)	32

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	0	(0)	(1)	0	28,550	71
Capital gain distributions	12	11	-	29	95	8,611	183

Net realized gain (loss) on investments	12	11	(0)	28	95	37,161	254

Change in net unrealized appreciation (depreciation) on investments	(98)	(49)	(15)	(139)	(136)	(108,422)	(675)

Net realized and unrealized gain (loss) on investments	(86)	(38)	(15)	(111)	(41)	(71,261)	(421)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70)	$(2)	$(8)	$(64)	$(28)	$(72,673)	$(389)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Fidelity VIP Asset Manager Growth Service 2

INVESTMENT INCOME:
Dividend income	$22	$44	$10	$4,232	$5,533	$433	$1

EXPENSES:
Mortality and expense risk and admin	13	20	31	3,947	2,670	1,589	0

NET INVESTMENT INCOME (LOSS)	10	24	(21)	285	2,863	(1,156)	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(26)	(5)	(80)	118,624	(3,081)	12,357	(0)
Capital gain distributions	121	241	218	5,729	14,446	11,965	-

Net realized gain (loss) on investments	95	237	138	124,353	11,364	24,323	(0)

Change in net unrealized appreciation (depreciation) on investments	(317)	(713)	(1,039)	(269,193)	(55,746)	(62,154)	(3)

Net realized and unrealized gain (loss) on investments	(222)	(477)	(902)	(144,839)	(44,381)	(37,832)	(3)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(213)	$(453)	$(922)	$(144,554)	$(41,519)	$(38,988)	$(2)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Asset Manager Service 2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Port	Fidelity VIP Energy Service 2	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Fundsmanager 60% Service 2

INVESTMENT INCOME:
Dividend income	$2	$149	$6	$27	$1	$22	$-

EXPENSES:
Mortality and expense risk and admin	1	89	2	11	0	9	0

NET INVESTMENT INCOME (LOSS)	1	60	4	16	0	13	(0)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5)	(137)	0	(37)	(0)	(1)	(1)
Capital gain distributions	3	266	-	-	1	39	-

Net realized gain (loss) on investments	(1)	129	0	(37)	1	38	(1)

Change in net unrealized appreciation (depreciation) on investments	(12)	(1,647)	(27)	302	(4)	(135)	-

Net realized and unrealized gain (loss) on investments	(14)	(1,518)	(27)	264	(4)	(97)	(1)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12)	$(1,458)	$(23)	$280	$(3)	$(84)	$(1)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Fundsmanager 85% Service 2	Fidelity VIP Health Care Port Service 2	Fidelity VIP International Index Port	Fidelity VIP Target Volatility Service 2	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Port	Fidelity VIP Utilities Initial

INVESTMENT INCOME:
Dividend income	$5	$-	$4	$2	$-	$18	$1

EXPENSES:
Mortality and expense risk and admin	1	4	1	1	1	7	0

NET INVESTMENT INCOME (LOSS)	4	(4)	3	1	(1)	11	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	0	1	3	(0)	1	(8)	2
Capital gain distributions	1	11	-	1	1	0	-

Net realized gain (loss) on investments	1	13	3	0	1	(7)	2

Change in net unrealized appreciation (depreciation) on investments	17	(22)	(20)	(13)	(30)	(138)	(1)

Net realized and unrealized gain (loss) on investments	19	(9)	(18)	(12)	(28)	(146)	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22	$(13)	$(14)	$(11)	$(29)	$(135)	$2

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Value Strategies Service 2	Franklin Dynatech VIP Fund	Franklin Income VIP CL 2	Franklin Multi-Asset Dynamic Multi-Strat VIT	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2

INVESTMENT INCOME:
Dividend income	$5	$-	$5,970	$-	$49	$6,341	$1,511

EXPENSES:
Mortality and expense risk and admin	2	242	1,406	150	32	4,274	2,422

NET INVESTMENT INCOME (LOSS)	3	(242)	4,563	(150)	17	2,067	(912)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3	2,939	5,784	458	12	30,802	29,520
Capital gain distributions	22	12,507	2,423	376	292	38,293	24,103

Net realized gain (loss) on investments	24	15,446	8,207	833	305	69,095	53,624

Change in net unrealized appreciation (depreciation) on investments	(32)	(31,126)	(23,648)	(3,270)	(558)	(114,874)	(101,291)

Net realized and unrealized gain (loss) on investments	(8)	(15,680)	(15,441)	(2,437)	(253)	(45,779)	(47,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5)	$(15,922)	$(10,878)	$(2,587)	$(237)	$(43,712)	$(48,579)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC

INVESTMENT INCOME:
Dividend income	$315	$-	$258	$8,787	$-	$579	$860

EXPENSES:
Mortality and expense risk and admin	383	251	59	3,793	90	191	270

NET INVESTMENT INCOME (LOSS)	(68)	(251)	199	4,994	(90)	388	590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,166	408	(16)	(5,535)	(85)	(441)	(33)
Capital gain distributions	5,941	6,101	-	-	245	-	-

Net realized gain (loss) on investments	8,107	6,509	(16)	(5,535)	160	(441)	(33)

Change in net unrealized appreciation (depreciation) on investments	(12,985)	(18,235)	(954)	(42,521)	(1,564)	(3,108)	(5,649)

Net realized and unrealized gain (loss) on investments	(4,878)	(11,726)	(971)	(48,057)	(1,404)	(3,549)	(5,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,946)	$(11,977)	$(772)	$(43,063)	$(1,494)	$(3,161)	$(5,092)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth

INVESTMENT INCOME:
Dividend income	$440	$938	$40	$329	$57	$9	$-

EXPENSES:
Mortality and expense risk and admin	389	956	57	921	228	86	334

NET INVESTMENT INCOME (LOSS)	51	(18)	(17)	(592)	(171)	(77)	(334)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(205)	(320)	(95)	4,050	(322)	(135)	(641)
Capital gain distributions	3,127	8,126	859	11,547	192	110	4,754

Net realized gain (loss) on investments	2,922	7,806	764	15,597	(130)	(26)	4,112

Change in net unrealized appreciation (depreciation) on investments	(5,797)	(15,969)	(1,536)	(34,582)	(4,329)	(2,452)	(16,451)

Net realized and unrealized gain (loss) on investments	(2,875)	(8,163)	(772)	(18,985)	(4,458)	(2,478)	(12,339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,824)	$(8,181)	$(789)	$(19,577)	$(4,629)	$(2,555)	$(12,672)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Mid Cap Growth Fund SC	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Global Managed Futures Strategy

INVESTMENT INCOME:
Dividend income	$-	$200	$4	$422	$-	$95	$18

EXPENSES:
Mortality and expense risk and admin	1,026	342	9	291	464	39	6

NET INVESTMENT INCOME (LOSS)	(1,026)	(142)	(5)	130	(464)	55	12

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	13,428	(504)	(7)	(277)	(550)	(31)	(9)
Capital gain distributions	14,770	127	4	-	1,409	-	4

Net realized gain (loss) on investments	28,197	(377)	(3)	(277)	860	(31)	(6)

Change in net unrealized appreciation (depreciation) on investments	(74,022)	(5,938)	(170)	(4,830)	(15,169)	(117)	18

Net realized and unrealized gain (loss) on investments	(45,825)	(6,315)	(173)	(5,107)	(14,309)	(149)	12

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,850)	$(6,457)	$(178)	$(4,976)	$(14,772)	$(93)	$24

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco V.I. American Franchise I	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I

INVESTMENT INCOME:
Dividend income	$1	$9	$-	$-	$270	$4,504	$-

EXPENSES:
Mortality and expense risk and admin	1	7	63	29	648	847	104

NET INVESTMENT INCOME (LOSS)	(1)	1	(63)	(29)	(378)	3,657	(104)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	0	(32)	(33)	6,109	(521)	(19)
Capital gain distributions	-	7	1,439	779	10,937	2,179	2,598

Net realized gain (loss) on investments	1	8	1,407	746	17,046	1,658	2,579

Change in net unrealized appreciation (depreciation) on investments	(24)	(40)	(3,618)	(1,844)	(21,896)	(16,116)	(5,673)

Net realized and unrealized gain (loss) on investments	(23)	(32)	(2,211)	(1,098)	(4,850)	(14,458)	(3,094)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24)	$(31)	$(2,275)	$(1,127)	$(5,228)	$(10,802)	$(3,198)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Capital Appreciation Fund II	Invesco V.I. Comstock I	Invesco V.I. Comstock II	Invesco V.I. Conservative Balance II	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Equity and Income II

INVESTMENT INCOME:
Dividend income	$-	$373	$1,681	$114	$-	$-	$1,883

EXPENSES:
Mortality and expense risk and admin	276	285	1,510	44	49	267	1,658

NET INVESTMENT INCOME (LOSS)	(276)	88	171	70	(49)	(267)	225

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,113	1,215	14,151	(30)	(41)	1,132	16,559
Capital gain distributions	9,593	711	3,833	752	947	7,692	17,374

Net realized gain (loss) on investments	15,706	1,926	17,984	722	906	8,824	33,934

Change in net unrealized appreciation (depreciation) on investments	(30,462)	(2,083)	(22,012)	(1,432)	(2,377)	(20,080)	(52,130)

Net realized and unrealized gain (loss) on investments	(14,756)	(158)	(4,028)	(711)	(1,471)	(11,256)	(18,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,032)	$(69)	$(3,857)	$(641)	$(1,520)	$(11,523)	$(17,972)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Global Fund I	Invesco V.I. Global Fund II	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund I	Invesco V.I. Global Strategic Income Fund II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income I

INVESTMENT INCOME:
Dividend income	$-	$-	$76	$-	$-	$2,258	$424

EXPENSES:
Mortality and expense risk and admin	90	1,970	57	73	2,596	1,208	322

NET INVESTMENT INCOME (LOSS)	(90)	(1,970)	19	(73)	(2,596)	1,050	101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(44)	19,030	300	(170)	(4,169)	(1,438)	625
Capital gain distributions	1,234	31,634	-	-	-	-	2,410

Net realized gain (loss) on investments	1,190	50,665	300	(170)	(4,169)	(1,438)	3,035

Change in net unrealized appreciation (depreciation) on investments	(4,336)	(130,494)	(3,147)	(548)	(28,256)	(16,424)	(5,128)

Net realized and unrealized gain (loss) on investments	(3,146)	(79,829)	(2,846)	(717)	(32,425)	(17,862)	(2,093)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,236)	$(81,799)	$(2,827)	$(790)	$(35,021)	$(16,812)	$(1,992)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Growth & Income II	Invesco V.I. EQV International Equity Fund II	Invesco V.I. Main Street Fund I	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Portfolio I

INVESTMENT INCOME:
Dividend income	$3,416	$385	$104	$1,005	$2	$-	$25,908

EXPENSES:
Mortality and expense risk and admin	4,079	259	93	868	3	107	19,070

NET INVESTMENT INCOME (LOSS)	(663)	126	11	137	(1)	(107)	6,837

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	66,551	(522)	92	1,803	(0)	502	-
Capital gain distributions	25,044	3,009	2,670	34,936	75	2,339	-

Net realized gain (loss) on investments	91,595	2,487	2,762	36,739	75	2,841	-

Change in net unrealized appreciation (depreciation) on investments	(138,915)	(9,667)	(4,651)	(61,880)	(106)	(6,236)	-

Net realized and unrealized gain (loss) on investments	(47,320)	(7,180)	(1,889)	(25,140)	(31)	(3,395)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,983)	$(7,055)	$(1,878)	$(25,003)	$(33)	$(3,502)	$6,837

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Janus Henderson Balanced Service Class	Janus Henderson Forty - Service Class	Janus Henderson Global Technology - Service Class	Janus Henderson Overseas Portfolio - Service Class	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

INVESTMENT INCOME:
Dividend income	$3	$0	$-	$0	$22,428	$842	$764

EXPENSES:
Mortality and expense risk and admin	1	0	0	0	5,439	932	652

NET INVESTMENT INCOME (LOSS)	2	(0)	(0)	0	16,988	(91)	112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	0	(0)	(0)	(1)	(5,114)	862	357
Capital gain distributions	0	-	-	-	1,411	13,891	4,662

Net realized gain (loss) on investments	0	(0)	(0)	(1)	(3,703)	14,753	5,020

Change in net unrealized appreciation (depreciation) on investments	(5)	(1)	(1)	2	(92,847)	(34,428)	(12,484)

Net realized and unrealized gain (loss) on investments	(5)	(1)	(1)	2	(96,551)	(19,676)	(7,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3)	$(2)	$(1)	$2	$(79,562)	$(19,766)	$(7,352)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Income VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC

INVESTMENT INCOME:
Dividend income	$-	$357	$1,021	$63	$-	$-	$38

EXPENSES:
Mortality and expense risk and admin	272	443	1,237	13	77	424	78

NET INVESTMENT INCOME (LOSS)	(272)	(86)	(216)	50	(77)	(424)	(40)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,281)	556	11,862	(0)	(54)	(47)	439
Capital gain distributions	3,658	2,710	12,006	-	652	5,168	731

Net realized gain (loss) on investments	2,377	3,266	23,868	(0)	598	5,121	1,170

Change in net unrealized appreciation (depreciation) on investments	(16,199)	(9,948)	(47,805)	(111)	(2,994)	(22,395)	(2,370)

Net realized and unrealized gain (loss) on investments	(13,821)	(6,682)	(23,937)	(111)	(2,396)	(17,274)	(1,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,094)	$(6,768)	$(24,153)	$(61)	$(2,473)	$(17,697)	$(1,239)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Investors Trust SC	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC

INVESTMENT INCOME:
Dividend income	$176	$-	$-	$24	$6	$279	$660

EXPENSES:
Mortality and expense risk and admin	510	31	537	66	34	205	460

NET INVESTMENT INCOME (LOSS)	(335)	(31)	(537)	(42)	(27)	74	200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,103	(85)	(78)	142	102	275	532
Capital gain distributions	5,966	684	17,977	617	424	1,395	3,925

Net realized gain (loss) on investments	8,069	599	17,899	760	526	1,670	4,457

Change in net unrealized appreciation (depreciation) on investments	(17,378)	(1,485)	(36,069)	(1,816)	(1,211)	(3,776)	(10,219)

Net realized and unrealized gain (loss) on investments	(9,309)	(885)	(18,171)	(1,056)	(685)	(2,106)	(5,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,644)	$(916)	$(18,707)	$(1,098)	$(712)	$(2,032)	$(5,563)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Utilities IC	MFS Utilities SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	MFS VIT Total Return Bond SC

INVESTMENT INCOME:
Dividend income	$45	$468	$10	$89	$2	$-	$8,321

EXPENSES:
Mortality and expense risk and admin	23	250	2	160	23	285	3,470

NET INVESTMENT INCOME (LOSS)	22	218	8	(71)	(21)	(285)	4,850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	51	1,263	(5)	228	(18)	66	(2,483)
Capital gain distributions	72	823	18	788	223	4,414	3,939

Net realized gain (loss) on investments	123	2,086	13	1,016	205	4,480	1,456

Change in net unrealized appreciation (depreciation) on investments	(156)	(2,494)	(84)	(6,447)	(617)	(12,069)	(63,694)

Net realized and unrealized gain (loss) on investments	(33)	(408)	(71)	(5,430)	(412)	(7,589)	(62,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11)	$(190)	$(63)	$(5,501)	$(433)	$(7,874)	$(57,387)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS VIT Value SC	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate II	PIMCO Income Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT High Yield Advance

INVESTMENT INCOME:
Dividend income	$1,854	$-	$245	$18	$215	$251	$7

EXPENSES:
Mortality and expense risk and admin	1,755	0	73	5	35	74	2

NET INVESTMENT INCOME (LOSS)	99	(0)	173	13	180	177	5

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,052	(0)	108	(2)	315	(52)	(11)
Capital gain distributions	9,759	-	217	0	205	1,741	-

Net realized gain (loss) on investments	18,811	(0)	325	(2)	520	1,689	(11)

Change in net unrealized appreciation (depreciation) on investments	(33,122)	(1)	(2,366)	(49)	(1,232)	(3,014)	(14)

Net realized and unrealized gain (loss) on investments	(14,311)	(1)	(2,041)	(51)	(712)	(1,325)	(25)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,212)	$(1)	$(1,868)	$(38)	$(531)	$(1,148)	$(20)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Protective Life Dynamic Allocation Series – Conservative	Protective Life Dynamic Allocation Series – Growth

INVESTMENT INCOME:
Dividend income	$463	$2,115	$18,092	$1,022	$16,628	$463	$614

EXPENSES:
Mortality and expense risk and admin	266	1,365	2,859	714	7,113	448	584

NET INVESTMENT INCOME (LOSS)	197	751	15,233	308	9,516	15	30

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(341)	(869)	(1,525)	(127)	(6,991)	109	574
Capital gain distributions	-	-	-	113	-	992	-

Net realized gain (loss) on investments	(341)	(869)	(1,525)	(14)	(6,991)	1,101	574

Change in net unrealized appreciation (depreciation) on investments	(8,604)	(9,750)	(50,767)	(1,146)	(117,664)	(9,293)	(13,406)

Net realized and unrealized gain (loss) on investments	(8,945)	(10,619)	(52,292)	(1,160)	(124,655)	(8,192)	(12,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,748)	$(9,869)	$(37,059)	$(852)	$(115,139)	$(8,176)	$(12,801)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Protective Life Dynamic Allocation Series – Moderate	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II

INVESTMENT INCOME:
Dividend income	$5,779	$-	$109	$0	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	4,412	107	1,075	0	0	3	37

NET INVESTMENT INCOME (LOSS)	1,367	(107)	(966)	0	(0)	(3)	(37)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	313	2,455	8,721	2	1	4	(127)
Capital gain distributions	5,317	2,621	2,526	-	-	28	278

Net realized gain (loss) on investments	5,630	5,076	11,247	2	1	32	151

Change in net unrealized appreciation (depreciation) on investments	(112,430)	(8,439)	(32,845)	0	3	(91)	(1,729)

Net realized and unrealized gain (loss) on investments	(106,800)	(3,362)	(21,598)	2	3	(59)	(1,579)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(105,434)	$(3,470)	$(22,565)	$3	$3	$(62)	$(1,616)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	VanEck Global Hard Asset

INVESTMENT INCOME:
Dividend income	$-	$4	$67	$1,883	$-	$123	$4

EXPENSES:
Mortality and expense risk and admin	15	1	23	650	2,377	845	4

NET INVESTMENT INCOME (LOSS)	(15)	3	44	1,233	(2,377)	(722)	(0)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(65)	0	(26)	(319)	(4,779)	(638)	13
Capital gain distributions	39	7	194	-	-	-	-

Net realized gain (loss) on investments	(26)	7	168	(319)	(4,779)	(638)	13

Change in net unrealized appreciation (depreciation) on investments	(71)	(22)	(899)	(7,067)	(6,851)	(9,868)	5

Net realized and unrealized gain (loss) on investments	(97)	(15)	(731)	(7,386)	(11,630)	(10,507)	18

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112)	$(13)	$(687)	$(6,153)	$(14,007)	$(11,229)	$18

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Val	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Global Bond Index

INVESTMENT INCOME:
Dividend income	$14	$2	$8	$0	$18	$11	$4

EXPENSES:
Mortality and expense risk and admin	2	1	3	0	2	3	0

NET INVESTMENT INCOME (LOSS)	12	2	5	(0)	16	8	3

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	(0)	(0)	7	(0)	(0)	(1)
Capital gain distributions	70	25	14	1	75	38	1

Net realized gain (loss) on investments	69	25	13	8	75	37	1

Change in net unrealized appreciation (depreciation) on investments	(204)	(68)	(131)	(14)	(96)	(221)	(22)

Net realized and unrealized gain (loss) on investments	(134)	(43)	(117)	(6)	(22)	(184)	(22)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(123)	$(42)	$(113)	$(6)	$(6)	$(176)	$(18)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF Money Market	Vanguard VIF Real Estate Index

INVESTMENT INCOME:
Dividend income	$-	$7	$6	$8	$15	$23	$5

EXPENSES:
Mortality and expense risk and admin	3	0	2	2	2	3	1

NET INVESTMENT INCOME (LOSS)	(3)	7	4	6	13	20	4

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	1	(0)	2	(0)	-	(0)
Capital gain distributions	256	-	91	80	27	0	12

Net realized gain (loss) on investments	255	1	91	83	27	0	12

Change in net unrealized appreciation (depreciation) on investments	(591)	(21)	(278)	(256)	(160)	-	(108)

Net realized and unrealized gain (loss) on investments	(335)	(20)	(188)	(173)	(133)	0	(96)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(338)	$(13)	$(183)	$(167)	$(120)	$20	$(91)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total International Stock Market Index	Vanguard VIF Total Stock Mkt Index	Western Asset Core Plus VIT II

INVESTMENT INCOME:
Dividend income	$22	$22	$18	$15	$70

EXPENSES:
Mortality and expense risk and admin	4	4	2	4	38

NET INVESTMENT INCOME (LOSS)	17	18	16	11	32

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	(0)	0	2	(7)
Capital gain distributions	10	8	19	79	-

Net realized gain (loss) on investments	9	8	19	82	(7)

Change in net unrealized appreciation (depreciation) on investments	(110)	(199)	(113)	(367)	(561)

Net realized and unrealized gain (loss) on investments	(100)	(191)	(94)	(285)	(568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83)	$(172)	$(78)	$(274)	$(536)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	AB VPS Growth And Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Century VP Balanced I	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1	$(31)	$(1)	$(1)	$0	$840	$185
Net realized gain (loss) on investments	51	514	49	14	0	10,174	3,194
Change in net unrealized appreciation (depreciation) on investments	(81)	(1,266)	(95)	(48)	(3)	(24,889)	(9,126)

Net increase (decrease) in net assets resulting from operations	(29)	(783)	(48)	(34)	(2)	(13,876)	(5,747)

CONTRACT TRANSACTIONS:
Contract owners' net payments	430	5,718	231	353	60	4,802	1,537
Contract maintenance charges	(1)	(43)	(0)	(1)	(0)	(691)	(126)
Contract owners' benefits	(14)	(95)	(2)	(9)	-	(7,948)	(4,813)
Net transfers (to) from the Company and Subaccounts	212	1,803	8	(156)	13	(1,588)	1,232

Increase (decrease) in net assets resulting from Contract transactions	626	7,383	237	187	73	(5,426)	(2,171)

Total increase (decrease) in net assets	597	6,600	189	153	71	(19,302)	(7,918)

NET ASSETS:
Beginning of period	147	857	110	358	-	100,498	38,782

End of period	$745	$7,458	$299	$512	$71	$81,196	$30,864

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Capital Income Builder Class 2	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Growth And Income Fund 2	American Funds IS Capital World Growth And Income Fund 4	American Funds IS Global Bond 2	American Funds IS Global Growth Class 2	American Funds IS Global Growth Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$144	$96	$99	$35	$(1)	$(132)	$(107)
Net realized gain (loss) on investments	(4)	28	1,371	659	5	10,173	1,629
Change in net unrealized appreciation (depreciation) on investments	(704)	(759)	(2,769)	(1,336)	(45)	(37,370)	(6,340)

Net increase (decrease) in net assets resulting from operations	(564)	(635)	(1,298)	(642)	(42)	(27,330)	(4,818)

CONTRACT TRANSACTIONS:
Contract owners' net payments	561	393	262	185	434	7,046	1,492
Contract maintenance charges	(30)	(44)	(25)	(5)	(1)	(1,165)	(111)
Contract owners' benefits	(127)	(894)	(234)	(284)	(1)	(5,387)	(1,274)
Net transfers (to) from the Company and Subaccounts	425	280	295	(68)	72	12,068	548

Increase (decrease) in net assets resulting from Contract transactions	829	(265)	298	(172)	504	12,562	655

Total increase (decrease) in net assets	265	(899)	(1,000)	(814)	463	(14,767)	(4,163)

NET ASSETS:
Beginning of period	6,985	7,377	7,143	3,791	-	105,373	18,614

End of period	$7,250	$6,478	$6,143	$2,977	$463	$90,605	$14,451

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Global Small Capitalization Class 2	American Funds IS Global Small Capitalization Class 4	American Funds IS Growth – Income Class 2	American Funds IS Growth – Income Class 4	American Funds IS Growth Class 2	American Funds IS Growth Class 4	American Funds IS High-Income Bond 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(51)	$(3)	$99	$2	$(222)	$(447)	$37
Net realized gain (loss) on investments	2,163	72	1,486	1,417	7,074	5,569	0
Change in net unrealized appreciation (depreciation) on investments	(4,448)	(153)	(4,211)	(4,856)	(25,234)	(24,998)	(56)

Net increase (decrease) in net assets resulting from operations	(2,335)	(84)	(2,625)	(3,438)	(18,382)	(19,876)	(19)

CONTRACT TRANSACTIONS:
Contract owners' net payments	870	203	3,689	990	10,325	2,268	402
Contract maintenance charges	(31)	(0)	(72)	(22)	(283)	(90)	(2)
Contract owners' benefits	(365)	(14)	(760)	(2,300)	(2,298)	(7,172)	-
Net transfers (to) from the Company and Subaccounts	1,107	5	1,955	1,049	6,685	(4,400)	129

Increase (decrease) in net assets resulting from Contract transactions	1,582	194	4,812	(282)	14,429	(9,394)	529

Total increase (decrease) in net assets	(753)	110	2,187	(3,719)	(3,954)	(29,270)	510

NET ASSETS:
Beginning of period	7,236	283	14,196	18,344	54,975	67,204	25

End of period	$6,483	$392	$16,383	$14,625	$51,021	$37,934	$535

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS International Class 2	American Funds IS International Class 4	American Funds IS International Growth And Income 2	American Funds IS New World Class 2	American Funds IS New World Class 4	American Funds IS The Bond Fund Of America 2	American Funds IS The Bond Fund Of America 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$91	$3	$23	$49	$0	$733	$142
Net realized gain (loss) on investments	1,280	49	180	789	28	229	20
Change in net unrealized appreciation (depreciation) on investments	(3,717)	(137)	(179)	(3,176)	(109)	(4,045)	(1,421)

Net increase (decrease) in net assets resulting from operations	(2,345)	(85)	24	(2,337)	(81)	(3,083)	(1,259)

CONTRACT TRANSACTIONS:
Contract owners' net payments	611	203	790	742	99	14,940	1,685
Contract maintenance charges	(40)	(0)	(2)	(42)	(0)	(193)	(53)
Contract owners' benefits	(387)	(7)	-	(480)	(51)	(1,168)	(509)
Net transfers (to) from the Company and Subaccounts	896	5	90	948	8	3,602	471

Increase (decrease) in net assets resulting from Contract transactions	1,079	200	878	1,167	56	17,182	1,594

Total increase (decrease) in net assets	(1,266)	115	902	(1,170)	(25)	14,098	335

NET ASSETS:
Beginning of period	10,508	420	10	9,954	362	18,660	8,143

End of period	$9,242	$535	$913	$8,784	$337	$32,758	$8,478

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS U.S. Government Securities Fund 2	American Funds IS U.S. Government Securities Fund 4	American Funds IS Washington Mutual Investors Fund 2	American Funds IS Washington Mutual Investors Fund 4	Blackrock 60/40 Target Allocation ETF V.I. Fund	Blackrock Global Allocation V.I. III	Blackrock International V.I. I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104	$99	$432	$15	$43	$(50)	$2
Net realized gain (loss) on investments	(25)	(130)	8,643	668	(37)	91	4
Change in net unrealized appreciation (depreciation) on investments	(508)	(541)	(12,730)	(1,001)	(190)	(637)	(34)

Net increase (decrease) in net assets resulting from operations	(429)	(573)	(3,655)	(318)	(184)	(596)	(27)

CONTRACT TRANSACTIONS:
Contract owners' net payments	248	278	4,436	726	1,869	9,942	320
Contract maintenance charges	(17)	(34)	(194)	(20)	(8)	(81)	(1)
Contract owners' benefits	(240)	(272)	(1,867)	(148)	(72)	(85)	-
Net transfers (to) from the Company and Subaccounts	98	(425)	(452)	(496)	753	2,493	38

Increase (decrease) in net assets resulting from Contract transactions	89	(453)	1,924	63	2,541	12,268	357

Total increase (decrease) in net assets	(340)	(1,026)	(1,731)	(256)	2,357	11,672	330

NET ASSETS:
Beginning of period	3,644	5,068	39,893	3,297	629	862	75

End of period	$3,304	$4,042	$38,161	$3,041	$2,986	$12,534	$405

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Calvert VP SRI Balanced	Clearbridge Variable Dividend Strategy II	Clearbridge Variable Large Cap Growth II	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	Columbia VP Balanced 2	Columbia VP Emerging Markets Bond 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4)	$1	$(2)	$(303)	$(139)	$(16)	$3
Net realized gain (loss) on investments	129	16	9	7,390	319	(17)	0
Change in net unrealized appreciation (depreciation) on investments	(377)	(23)	(52)	(19,285)	(5,945)	(256)	(3)

Net increase (decrease) in net assets resulting from operations	(252)	(5)	(45)	(12,198)	(5,765)	(289)	(0)

CONTRACT TRANSACTIONS:
Contract owners' net payments	0	3	78	1,047	325	993	97
Contract maintenance charges	(0)	(1)	(1)	(273)	(114)	(15)	(0)
Contract owners' benefits	(246)	(19)	(1)	(2,992)	(1,079)	(6)	-
Net transfers (to) from the Company and Subaccounts	(18)	181	(16)	(27,644)	(2,039)	(567)	9

Increase (decrease) in net assets resulting from Contract transactions	(265)	164	61	(29,861)	(2,907)	406	106

Total increase (decrease) in net assets	(516)	158	16	(42,059)	(8,672)	116	106

NET ASSETS:
Beginning of period	1,595	45	131	66,543	20,778	1,552	-

End of period	$1,079	$203	$147	$24,485	$12,106	$1,668	$106

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2	Columbia VP Strategic Income 2	DFA VA Equity Allocation Portfolio Instl	DFA VA Global Bond	DFA VA Global Moderate Allocation Instl

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$(1)	$(3)	$49	$2	$11	$6
Net realized gain (loss) on investments	(2)	(1)	(2)	107	3	0	6
Change in net unrealized appreciation (depreciation) on investments	(122)	(4)	(13)	(345)	(10)	(60)	(65)

Net increase (decrease) in net assets resulting from operations	(109)	(6)	(18)	(190)	(5)	(49)	(53)

CONTRACT TRANSACTIONS:
Contract owners' net payments	413	154	352	4,447	-	201	188
Contract maintenance charges	(6)	(0)	(1)	(37)	(0)	(1)	(2)
Contract owners' benefits	(11)	(21)	(3)	(72)	-	(13)	-
Net transfers (to) from the Company and Subaccounts	246	115	182	1,337	89	(17)	(1)

Increase (decrease) in net assets resulting from Contract transactions	643	248	530	5,675	89	170	185

Total increase (decrease) in net assets	534	242	513	5,485	83	121	132

NET ASSETS:
Beginning of period	357	17	83	389	25	696	369

End of period	$890	$259	$596	$5,875	$108	$817	$501

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value	Fidelity Contrafund Portfolio SC2	Fidelity Equity Income SC2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16	$37	$8	$48	$13	$(1,411)	$32
Net realized gain (loss) on investments	12	11	(0)	28	95	37,161	254
Change in net unrealized appreciation (depreciation) on investments	(98)	(49)	(15)	(139)	(136)	(108,422)	(675)

Net increase (decrease) in net assets resulting from operations	(70)	(2)	(8)	(64)	(28)	(72,673)	(389)

CONTRACT TRANSACTIONS:
Contract owners' net payments	324	595	524	1,095	631	2,490	21
Contract maintenance charges	(1)	(1)	(2)	(2)	(2)	(1,456)	(46)
Contract owners' benefits	(10)	(13)	(13)	(42)	(17)	(16,945)	(694)
Net transfers (to) from the Company and Subaccounts	34	(7)	(45)	(88)	(11)	(123,825)	(207)

Increase (decrease) in net assets resulting from Contract transactions	346	574	463	962	601	(139,735)	(925)

Total increase (decrease) in net assets	277	572	455	898	573	(212,408)	(1,314)

NET ASSETS:
Beginning of period	395	444	445	1,472	703	356,344	6,468

End of period	$672	$1,016	$900	$2,370	$1,276	$143,936	$5,154

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Fidelity VIP Asset Manager Growth Service 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10	$24	$(21)	$285	$2,863	$(1,156)	$1
Net realized gain (loss) on investments	95	237	138	124,353	11,364	24,323	(0)
Change in net unrealized appreciation (depreciation) on investments	(317)	(713)	(1,039)	(269,193)	(55,746)	(62,154)	(3)

Net increase (decrease) in net assets resulting from operations	(213)	(453)	(922)	(144,554)	(41,519)	(38,988)	(2)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1	1	2	10,282	11,879	2,411	10
Contract maintenance charges	(8)	(12)	(13)	(2,814)	(3,429)	(1,283)	(0)
Contract owners' benefits	(223)	(33)	(256)	(40,930)	(25,156)	(15,407)	-
Net transfers (to) from the Company and Subaccounts	9	8	(98)	(463,713)	6,942	(107,694)	68

Increase (decrease) in net assets resulting from Contract transactions	(221)	(35)	(365)	(497,175)	(9,764)	(121,974)	78

Total increase (decrease) in net assets	(434)	(489)	(1,288)	(641,730)	(51,283)	(160,961)	76

NET ASSETS:
Beginning of period	1,374	2,729	3,652	890,425	297,519	298,885	-

End of period	$940	$2,240	$2,364	$248,696	$246,236	$137,923	$76

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Asset Manager Service 2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Port	Fidelity VIP Energy Service 2	Fidelity VIP Extended Market Index Portfolio	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Fundsmanager 60% Service 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1	$60	$4	$16	$0	$13	$(0)
Net realized gain (loss) on investments	(1)	129	0	(37)	1	38	(1)
Change in net unrealized appreciation (depreciation) on investments	(12)	(1,647)	(27)	302	(4)	(135)	-

Net increase (decrease) in net assets resulting from operations	(12)	(1,458)	(23)	280	(3)	(84)	(1)

CONTRACT TRANSACTIONS:
Contract owners' net payments	26	12,953	379	434	31	251	11
Contract maintenance charges	(1)	(116)	(1)	(1)	(0)	(5)	(0)
Contract owners' benefits	-	(291)	(16)	(19)	-	(13)	-
Net transfers (to) from the Company and Subaccounts	26	1,554	126	513	25	304	(10)

Increase (decrease) in net assets resulting from Contract transactions	50	14,100	488	928	56	537	1

Total increase (decrease) in net assets	38	12,642	466	1,208	53	453	-

NET ASSETS:
Beginning of period	77	4,441	17	294	-	562	-

End of period	$115	$17,083	$483	$1,502	$53	$1,014	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Fundsmanager 85% Service 2	Fidelity VIP Health Care Port Service 2	Fidelity VIP International Index Port	Fidelity VIP Target Volatility Service 2	Fidelity VIP Technology Initial	Fidelity VIP Total Market Index Port	Fidelity VIP Utilities Initial

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4	$(4)	$3	$1	$(1)	$11	$1
Net realized gain (loss) on investments	1	13	3	0	1	(7)	2
Change in net unrealized appreciation (depreciation) on investments	17	(22)	(20)	(13)	(30)	(138)	(1)

Net increase (decrease) in net assets resulting from operations	22	(13)	(14)	(11)	(29)	(135)	2

CONTRACT TRANSACTIONS:
Contract owners' net payments	95	369	144	40	133	276	26
Contract maintenance charges	(0)	(2)	(1)	(1)	(0)	(3)	(0)
Contract owners' benefits	-	(13)	-	(1)	(19)	(1)	(1)
Net transfers (to) from the Company and Subaccounts	431	422	87	0	82	1,286	42

Increase (decrease) in net assets resulting from Contract transactions	525	776	230	39	196	1,558	66

Total increase (decrease) in net assets	547	763	216	28	167	1,423	67

NET ASSETS:
Beginning of period	-	197	-	62	-	-	-

End of period	$547	$960	$216	$89	$167	$1,423	$67

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Value Strategies Service 2	Franklin Dynatech VIP Fund	Franklin Income VIP CL 2	Franklin Multi-Asset Dynamic Multi-Strat VIT	Franklin Mutual Global Discovery VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3	$(242)	$4,563	$(150)	$17	$2,067	$(912)
Net realized gain (loss) on investments	24	15,446	8,207	833	305	69,095	53,624
Change in net unrealized appreciation (depreciation) on investments	(32)	(31,126)	(23,648)	(3,270)	(558)	(114,874)	(101,291)

Net increase (decrease) in net assets resulting from operations	(5)	(15,922)	(10,878)	(2,587)	(237)	(43,712)	(48,579)

CONTRACT TRANSACTIONS:
Contract owners' net payments	522	3,432	2,012	2	43	2,158	9,047
Contract maintenance charges	(1)	(154)	(1,235)	(192)	(9)	(4,372)	(2,233)
Contract owners' benefits	(33)	(1,886)	(15,287)	(1,214)	(500)	(39,663)	(24,143)
Net transfers (to) from the Company and Subaccounts	86	(12,659)	(56,623)	(15,317)	(10)	(152,993)	(20,248)

Increase (decrease) in net assets resulting from Contract transactions	574	(11,268)	(71,134)	(16,722)	(476)	(194,870)	(37,578)

Total increase (decrease) in net assets	569	(27,190)	(82,011)	(19,309)	(713)	(238,582)	(86,156)

NET ASSETS:
Beginning of period	-	50,142	185,425	19,309	3,994	593,134	368,754

End of period	$569	$22,952	$103,413	$-	$3,281	$354,552	$282,597

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(68)	$(251)	$199	$4,994	$(90)	$388	$590
Net realized gain (loss) on investments	8,107	6,509	(16)	(5,535)	160	(441)	(33)
Change in net unrealized appreciation (depreciation) on investments	(12,985)	(18,235)	(954)	(42,521)	(1,564)	(3,108)	(5,649)

Net increase (decrease) in net assets resulting from operations	(4,946)	(11,977)	(772)	(43,063)	(1,494)	(3,161)	(5,092)

CONTRACT TRANSACTIONS:
Contract owners' net payments	908	676	451	2,178	139	145	180
Contract maintenance charges	(330)	(161)	(16)	(4,748)	(100)	(77)	(371)
Contract owners' benefits	(3,085)	(2,017)	(370)	(38,565)	(674)	(2,283)	(3,081)
Net transfers (to) from the Company and Subaccounts	(8,618)	(4,046)	(50)	(2,236)	877	379	(402)

Increase (decrease) in net assets resulting from Contract transactions	(11,125)	(5,549)	14	(43,371)	242	(1,836)	(3,674)

Total increase (decrease) in net assets	(16,071)	(17,525)	(758)	(86,434)	(1,251)	(4,998)	(8,766)

NET ASSETS:
Beginning of period	48,020	38,855	6,665	419,387	7,291	22,272	36,780

End of period	$31,949	$21,330	$5,907	$332,953	$6,039	$17,275	$28,015

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$51	$(18)	$(17)	$(592)	$(171)	$(77)	$(334)
Net realized gain (loss) on investments	2,922	7,806	764	15,597	(130)	(26)	4,112
Change in net unrealized appreciation (depreciation) on investments	(5,797)	(15,969)	(1,536)	(34,582)	(4,329)	(2,452)	(16,451)

Net increase (decrease) in net assets resulting from operations	(2,824)	(8,181)	(789)	(19,577)	(4,629)	(2,555)	(12,672)

CONTRACT TRANSACTIONS:
Contract owners' net payments	269	318	13	426	192	38	246
Contract maintenance charges	(47)	(1,129)	(8)	(917)	(33)	(144)	(41)
Contract owners' benefits	(3,643)	(8,988)	(375)	(8,363)	(2,174)	(1,050)	(2,859)
Net transfers (to) from the Company and Subaccounts	(753)	(9,600)	(411)	(47,323)	(24)	419	489

Increase (decrease) in net assets resulting from Contract transactions	(4,174)	(19,399)	(781)	(56,177)	(2,039)	(737)	(2,165)

Total increase (decrease) in net assets	(6,997)	(27,580)	(1,570)	(75,755)	(6,669)	(3,292)	(14,838)

NET ASSETS:
Beginning of period	38,616	107,945	7,163	144,009	23,603	12,807	39,127

End of period	$31,618	$80,364	$5,593	$68,255	$16,934	$9,515	$24,289

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Mid Cap Growth Fund SC	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Global Managed Futures Strategy

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,026)	$(142)	$(5)	$130	$(464)	$55	$12
Net realized gain (loss) on investments	28,197	(377)	(3)	(277)	860	(31)	(6)
Change in net unrealized appreciation (depreciation) on investments	(74,022)	(5,938)	(170)	(4,830)	(15,169)	(117)	18

Net increase (decrease) in net assets resulting from operations	(46,850)	(6,457)	(178)	(4,976)	(14,772)	(93)	24

CONTRACT TRANSACTIONS:
Contract owners' net payments	976	142	1	632	477	38	7
Contract maintenance charges	(944)	(14)	(11)	(414)	(430)	(3)	(1)
Contract owners' benefits	(9,111)	(3,238)	(37)	(2,152)	(4,080)	(939)	(33)
Net transfers (to) from the Company and Subaccounts	(66,410)	(463)	(2)	736	(1,074)	742	190

Increase (decrease) in net assets resulting from Contract transactions	(75,488)	(3,572)	(48)	(1,197)	(5,106)	(162)	163

Total increase (decrease) in net assets	(122,338)	(10,030)	(226)	(6,174)	(19,878)	(255)	187

NET ASSETS:
Beginning of period	197,980	32,337	872	32,932	57,806	3,669	378

End of period	$75,642	$22,307	$647	$26,759	$37,928	$3,414	$566

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco V.I. American Franchise I	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1)	$1	$(63)	$(29)	$(378)	$3,657	$(104)
Net realized gain (loss) on investments	1	8	1,407	746	17,046	1,658	2,579
Change in net unrealized appreciation (depreciation) on investments	(24)	(40)	(3,618)	(1,844)	(21,896)	(16,116)	(5,673)

Net increase (decrease) in net assets resulting from operations	(24)	(31)	(2,275)	(1,127)	(5,228)	(10,802)	(3,198)

CONTRACT TRANSACTIONS:
Contract owners' net payments	6	16	25	5	837	76	27
Contract maintenance charges	(0)	(1)	(1)	(10)	(839)	(919)	(2)
Contract owners' benefits	(32)	(112)	(505)	(236)	(6,750)	(7,417)	(870)
Net transfers (to) from the Company and Subaccounts	12	34	16	137	(6,279)	2,752	(49)

Increase (decrease) in net assets resulting from Contract transactions	(14)	(63)	(465)	(104)	(13,031)	(5,508)	(894)

Total increase (decrease) in net assets	(38)	(93)	(2,740)	(1,231)	(18,259)	(16,309)	(4,092)

NET ASSETS:
Beginning of period	168	712	7,392	3,506	93,953	71,963	10,454

End of period	$130	$619	$4,652	$2,275	$75,694	$55,653	$6,361

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Capital Appreciation Fund II	Invesco V.I. Comstock I	Invesco V.I. Comstock II	Invesco V.I. Conservative Balance II	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Equity and Income II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(276)	$88	$171	$70	$(49)	$(267)	$225
Net realized gain (loss) on investments	15,706	1,926	17,984	722	906	8,824	33,934
Change in net unrealized appreciation (depreciation) on investments	(30,462)	(2,083)	(22,012)	(1,432)	(2,377)	(20,080)	(52,130)

Net increase (decrease) in net assets resulting from operations	(15,032)	(69)	(3,857)	(641)	(1,520)	(11,523)	(17,972)

CONTRACT TRANSACTIONS:
Contract owners' net payments	240	204	1,815	9,308	30	399	1,867
Contract maintenance charges	(277)	(5)	(1,253)	(78)	(1)	(216)	(1,458)
Contract owners' benefits	(3,015)	(2,278)	(14,747)	(87)	(421)	(1,962)	(16,381)
Net transfers (to) from the Company and Subaccounts	(30,548)	(836)	(14,037)	2,317	122	(4,064)	(75,297)

Increase (decrease) in net assets resulting from Contract transactions	(33,600)	(2,916)	(28,223)	11,460	(270)	(5,843)	(91,269)

Total increase (decrease) in net assets	(48,632)	(2,985)	(32,081)	10,819	(1,790)	(17,366)	(109,241)

NET ASSETS:
Beginning of period	71,762	25,467	174,716	1,129	4,884	40,110	239,777

End of period	$23,130	$22,482	$142,635	$11,948	$3,094	$22,744	$130,536

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Global Fund I	Invesco V.I. Global Fund II	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund I	Invesco V.I. Global Strategic Income Fund II	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(90)	$(1,970)	$19	$(73)	$(2,596)	$1,050	$101
Net realized gain (loss) on investments	1,190	50,665	300	(170)	(4,169)	(1,438)	3,035
Change in net unrealized appreciation (depreciation) on investments	(4,336)	(130,494)	(3,147)	(548)	(28,256)	(16,424)	(5,128)

Net increase (decrease) in net assets resulting from operations	(3,236)	(81,799)	(2,827)	(790)	(35,021)	(16,812)	(1,992)

CONTRACT TRANSACTIONS:
Contract owners' net payments	16	1,526	138	93	1,145	1,139	76
Contract maintenance charges	(1)	(1,736)	(32)	(2)	(3,156)	(1,855)	(5)
Contract owners' benefits	(546)	(18,101)	(681)	(647)	(26,405)	(11,490)	(2,174)
Net transfers (to) from the Company and Subaccounts	(17)	(53,462)	(9,127)	(166)	6,229	1,087	(453)

Increase (decrease) in net assets resulting from Contract transactions	(549)	(71,773)	(9,703)	(723)	(22,187)	(11,119)	(2,557)

Total increase (decrease) in net assets	(3,784)	(153,572)	(12,530)	(1,513)	(57,208)	(27,931)	(4,549)

NET ASSETS:
Beginning of period	10,150	315,560	15,180	6,476	280,436	150,617	29,154

End of period	$6,366	$161,988	$2,650	$4,963	$223,228	$122,686	$24,605

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Growth & Income II	Invesco V.I. EQV International Equity Fund II	Invesco V.I. Main Street Fund I	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Portfolio I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(663)	$126	$11	$137	$(1)	$(107)	$6,837
Net realized gain (loss) on investments	91,595	2,487	2,762	36,739	75	2,841	-
Change in net unrealized appreciation (depreciation) on investments	(138,915)	(9,667)	(4,651)	(61,880)	(106)	(6,236)	-

Net increase (decrease) in net assets resulting from operations	(47,983)	(7,055)	(1,878)	(25,003)	(33)	(3,502)	6,837

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,085	331	94	403	435	339	4,770
Contract maintenance charges	(4,158)	(110)	(2)	(1,267)	(2)	(42)	(23,919)
Contract owners' benefits	(39,761)	(3,433)	(854)	(6,743)	(6)	(1,338)	(253,374)
Net transfers (to) from the Company and Subaccounts	(183,610)	(5,063)	(82)	(13,896)	176	(2,700)	1,596,374

Increase (decrease) in net assets resulting from Contract transactions	(225,444)	(8,274)	(843)	(21,504)	604	(3,740)	1,323,851

Total increase (decrease) in net assets	(273,427)	(15,329)	(2,721)	(46,507)	571	(7,243)	1,330,688

NET ASSETS:
Beginning of period	604,214	42,582	9,111	128,947	96	18,390	421,721

End of period	$330,787	$27,253	$6,390	$82,440	$667	$11,147	$1,752,409

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Janus Henderson Balanced Service Class	Janus Henderson Forty - Service Class	Janus Henderson Global Technology - Service Class	Janus Henderson Overseas Portfolio - Service Class	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$(0)	$(0)	$0	$16,988	$(91)	$112
Net realized gain (loss) on investments	0	(0)	(0)	(1)	(3,703)	14,753	5,020
Change in net unrealized appreciation (depreciation) on investments	(5)	(1)	(1)	2	(92,847)	(34,428)	(12,484)

Net increase (decrease) in net assets resulting from operations	(3)	(2)	(1)	2	(79,562)	(19,766)	(7,352)

CONTRACT TRANSACTIONS:
Contract owners' net payments	342	40	40	37	14,617	1,550	382
Contract maintenance charges	(1)	(0)	(0)	(0)	(6,608)	(1,081)	(337)
Contract owners' benefits	(6)	-	-	-	(50,679)	(7,976)	(5,868)
Net transfers (to) from the Company and Subaccounts	433	25	(3)	(3)	17,040	(15,248)	(2,453)

Increase (decrease) in net assets resulting from Contract transactions	768	64	37	34	(25,631)	(22,755)	(8,276)

Total increase (decrease) in net assets	765	63	35	36	(105,193)	(42,521)	(15,628)

NET ASSETS:
Beginning of period	-	-	-	-	583,809	135,244	72,039

End of period	$765	$63	$35	$36	$478,616	$92,723	$56,411

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Income VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(272)	$(86)	$(216)	$50	$(77)	$(424)	$(40)
Net realized gain (loss) on investments	2,377	3,266	23,868	(0)	598	5,121	1,170
Change in net unrealized appreciation (depreciation) on investments	(16,199)	(9,948)	(47,805)	(111)	(2,994)	(22,395)	(2,370)

Net increase (decrease) in net assets resulting from operations	(14,094)	(6,768)	(24,153)	(61)	(2,473)	(17,697)	(1,239)

CONTRACT TRANSACTIONS:
Contract owners' net payments	517	304	584	1,125	74	183	32
Contract maintenance charges	(221)	(251)	(1,227)	(6)	(2)	(279)	(2)
Contract owners' benefits	(2,853)	(4,239)	(11,856)	(61)	(525)	(4,079)	(918)
Net transfers (to) from the Company and Subaccounts	(8,702)	(5,545)	(78,211)	947	(48)	4,189	(182)

Increase (decrease) in net assets resulting from Contract transactions	(11,259)	(9,732)	(90,710)	2,005	(500)	15	(1,069)

Total increase (decrease) in net assets	(25,352)	(16,500)	(114,863)	1,944	(2,973)	(17,682)	(2,308)

NET ASSETS:
Beginning of period	50,134	57,775	198,617	235	7,796	54,782	7,448

End of period	$24,782	$41,275	$83,754	$2,179	$4,823	$37,099	$5,141

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Investors Trust SC	MFS New Discovery IC	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(335)	$(31)	$(537)	$(42)	$(27)	$74	$200
Net realized gain (loss) on investments	8,069	599	17,899	760	526	1,670	4,457
Change in net unrealized appreciation (depreciation) on investments	(17,378)	(1,485)	(36,069)	(1,816)	(1,211)	(3,776)	(10,219)

Net increase (decrease) in net assets resulting from operations	(9,644)	(916)	(18,707)	(1,098)	(712)	(2,032)	(5,563)

CONTRACT TRANSACTIONS:
Contract owners' net payments	391	20	189	26	22	188	413
Contract maintenance charges	(396)	(1)	(540)	(2)	(22)	(4)	(298)
Contract owners' benefits	(5,284)	(304)	(4,874)	(764)	(353)	(2,154)	(5,116)
Net transfers (to) from the Company and Subaccounts	(588)	16	11,196	(55)	(33)	(54)	(1,181)

Increase (decrease) in net assets resulting from Contract transactions	(5,878)	(268)	5,972	(794)	(386)	(2,024)	(6,182)

Total increase (decrease) in net assets	(15,522)	(1,185)	(12,736)	(1,893)	(1,098)	(4,056)	(11,744)

NET ASSETS:
Beginning of period	56,861	3,043	57,785	6,260	4,109	19,285	53,045

End of period	$41,340	$1,858	$45,049	$4,368	$3,011	$15,229	$41,300

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Utilities IC	MFS Utilities SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	MFS VIT Total Return Bond SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22	$218	$8	$(71)	$(21)	$(285)	$4,850
Net realized gain (loss) on investments	123	2,086	13	1,016	205	4,480	1,456
Change in net unrealized appreciation (depreciation) on investments	(156)	(2,494)	(84)	(6,447)	(617)	(12,069)	(63,694)

Net increase (decrease) in net assets resulting from operations	(11)	(190)	(63)	(5,501)	(433)	(7,874)	(57,387)

CONTRACT TRANSACTIONS:
Contract owners' net payments	23	45	10	144	19	131	1,667
Contract maintenance charges	(0)	(212)	(1)	(27)	(0)	(400)	(3,957)
Contract owners' benefits	(165)	(2,500)	(33)	(2,442)	(215)	(3,145)	(35,109)
Net transfers (to) from the Company and Subaccounts	31	(2,526)	26	1,485	10	182	7,496

Increase (decrease) in net assets resulting from Contract transactions	(112)	(5,193)	2	(840)	(186)	(3,231)	(29,902)

Total increase (decrease) in net assets	(123)	(5,383)	(61)	(6,341)	(620)	(11,105)	(87,289)

NET ASSETS:
Beginning of period	1,884	25,021	299	22,849	2,148	40,451	391,163

End of period	$1,761	$19,638	$238	$16,508	$1,528	$29,346	$303,873

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS VIT Value SC	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate II	Morgan Stanley VIF Global Strategy Portfolio	PIMCO Income Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Commodity Real Return Strategy Advantage

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$99	$(0)	$173	$-	$13	$180	$-
Net realized gain (loss) on investments	18,811	(0)	325	-	(2)	520	-
Change in net unrealized appreciation (depreciation) on investments	(33,122)	(1)	(2,366)	-	(49)	(1,232)	-

Net increase (decrease) in net assets resulting from operations	(14,212)	(1)	(1,868)	-	(38)	(531)	-

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,069	40	28	-	348	19	6
Contract maintenance charges	(1,498)	-	(75)	(0)	(1)	(25)	(0)
Contract owners' benefits	(17,493)	-	(606)	-	(18)	(538)	-
Net transfers (to) from the Company and Subaccounts	(13,862)	-	141	17	(39)	(4,269)	-

Increase (decrease) in net assets resulting from Contract transactions	(31,784)	40	(511)	17	289	(4,812)	6

Total increase (decrease) in net assets	(45,996)	39	(2,379)	17	252	(5,343)	6

NET ASSETS:
Beginning of period	196,057	-	7,402	-	362	7,526	-

End of period	$150,061	$39	$5,023	$17	$613	$2,183	$6

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT High Yield Advance	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$177	$5	$197	$751	$15,233	$308	$9,516
Net realized gain (loss) on investments	1,689	(11)	(341)	(869)	(1,525)	(14)	(6,991)
Change in net unrealized appreciation (depreciation) on investments	(3,014)	(14)	(8,604)	(9,750)	(50,767)	(1,146)	(117,664)

Net increase (decrease) in net assets resulting from operations	(1,148)	(20)	(8,748)	(9,869)	(37,059)	(852)	(115,139)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1	139	324	1,465	1,530	9,355	7,274
Contract maintenance charges	(78)	(1)	(303)	(1,898)	(3,548)	(832)	(8,616)
Contract owners' benefits	(891)	(1)	(2,217)	(11,910)	(26,377)	(7,680)	(65,796)
Net transfers (to) from the Company and Subaccounts	377	(59)	1,220	1,261	304	2,760	21,777

Increase (decrease) in net assets resulting from Contract transactions	(591)	79	(975)	(11,082)	(28,091)	3,603	(45,360)

Total increase (decrease) in net assets	(1,739)	59	(9,723)	(20,951)	(65,150)	2,751	(160,499)

NET ASSETS:
Beginning of period	6,630	127	30,193	147,419	300,617	66,445	767,115

End of period	$4,891	$186	$20,470	$126,469	$235,467	$69,195	$606,616

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Protective Life Dynamic Allocation Series – Conservative	Protective Life Dynamic Allocation Series – Growth	Protective Life Dynamic Allocation Series – Moderate	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Rydex Commodities Strategy	Rydex Inverse Government Long Bond

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$30	$1,367	$(107)	$(966)	$0	$(0)
Net realized gain (loss) on investments	1,101	574	5,630	5,076	11,247	2	1
Change in net unrealized appreciation (depreciation) on investments	(9,293)	(13,406)	(112,430)	(8,439)	(32,845)	0	3

Net increase (decrease) in net assets resulting from operations	(8,176)	(12,801)	(105,434)	(3,470)	(22,565)	3	3

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,894	282	143,224	62	535	-	-
Contract maintenance charges	(595)	(208)	(10,028)	(93)	(1,081)	(0)	(0)
Contract owners' benefits	(5,799)	(7,596)	(23,660)	(1,342)	(10,025)	(0)	-
Net transfers (to) from the Company and Subaccounts	4,201	3,697	56,434	(6,920)	(13,133)	(3)	(3)

Increase (decrease) in net assets resulting from Contract transactions	1,701	(3,825)	165,969	(8,293)	(23,704)	(3)	(3)

Total increase (decrease) in net assets	(6,475)	(16,626)	60,536	(11,763)	(46,269)	(0)	0

NET ASSETS:
Beginning of period	46,054	64,736	524,872	19,767	184,073	10	8

End of period	$39,579	$48,110	$585,407	$8,004	$137,805	$9	$8

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Moderate Allocation	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$(37)	$(15)	$3	$44	$1,233	$(2,377)
Net realized gain (loss) on investments	32	151	(26)	7	168	(319)	(4,779)
Change in net unrealized appreciation (depreciation) on investments	(91)	(1,729)	(71)	(22)	(899)	(7,067)	(6,851)

Net increase (decrease) in net assets resulting from operations	(62)	(1,616)	(112)	(13)	(687)	(6,153)	(14,007)

CONTRACT TRANSACTIONS:
Contract owners' net payments	366	3,374	1,180	284	304	290	1,015
Contract maintenance charges	(2)	(22)	(10)	(1)	(7)	(687)	(2,852)
Contract owners' benefits	(10)	(172)	(58)	(0)	(356)	(6,502)	(23,286)
Net transfers (to) from the Company and Subaccounts	111	823	383	80	286	9,870	(5,376)

Increase (decrease) in net assets resulting from Contract transactions	465	4,003	1,494	364	228	2,971	(30,499)

Total increase (decrease) in net assets	403	2,387	1,382	351	(460)	(3,182)	(44,505)

NET ASSETS:
Beginning of period	100	2,730	1,017	-	2,857	71,083	245,408

End of period	$503	$5,117	$2,400	$351	$2,397	$67,901	$200,903

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Templeton Growth VIP CL 2	VanEck Global Hard Asset	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Val	Vanguard VIF Equity Income

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(722)	$(0)	$12	$2	$5	$(0)	$16
Net realized gain (loss) on investments	(638)	13	69	25	13	8	75
Change in net unrealized appreciation (depreciation) on investments	(9,868)	5	(204)	(68)	(131)	(14)	(96)

Net increase (decrease) in net assets resulting from operations	(11,229)	18	(123)	(42)	(113)	(6)	(6)

CONTRACT TRANSACTIONS:
Contract owners' net payments	484	-	114	134	970	56	142
Contract maintenance charges	(765)	(0)	(5)	(2)	(2)	(0)	(3)
Contract owners' benefits	(7,885)	-	(6)	-	(1)	-	(2)
Net transfers (to) from the Company and Subaccounts	2,616	(33)	(4)	(60)	1	(63)	(23)

Increase (decrease) in net assets resulting from Contract transactions	(5,551)	(33)	99	72	968	(7)	114

Total increase (decrease) in net assets	(16,779)	(15)	(24)	30	855	(13)	108

NET ASSETS:
Beginning of period	91,730	250	832	219	343	80	646

End of period	$74,950	$236	$808	$249	$1,198	$67	$753

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Equity Index	Vanguard VIF Global Bond Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8	$3	$(3)	$7	$4	$6	$13
Net realized gain (loss) on investments	37	1	255	1	91	83	27
Change in net unrealized appreciation (depreciation) on investments	(221)	(22)	(591)	(21)	(278)	(256)	(160)

Net increase (decrease) in net assets resulting from operations	(176)	(18)	(338)	(13)	(183)	(167)	(120)

CONTRACT TRANSACTIONS:
Contract owners' net payments	646	98	393	32	226	237	117
Contract maintenance charges	(1)	(0)	(2)	(1)	(1)	(2)	(3)
Contract owners' benefits	(29)	(1)	(13)	(1)	(10)	(11)	(1)
Net transfers (to) from the Company and Subaccounts	(22)	(12)	128	17	122	(27)	4

Increase (decrease) in net assets resulting from Contract transactions	593	85	506	46	336	196	116

Total increase (decrease) in net assets	417	66	169	33	153	29	(4)

NET ASSETS:
Beginning of period	944	148	768	139	548	805	664

End of period	$1,362	$215	$936	$173	$701	$834	$660

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Money Market	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total International Stock Market Index	Vanguard VIF Total Stock Mkt Index	Western Asset Core Plus VIT II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20	$4	$17	$18	$16	$11	$32
Net realized gain (loss) on investments	0	12	9	8	19	82	(7)
Change in net unrealized appreciation (depreciation) on investments	-	(108)	(110)	(199)	(113)	(367)	(561)

Net increase (decrease) in net assets resulting from operations	20	(91)	(83)	(172)	(78)	(274)	(536)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,602	105	410	784	675	1,028	2,023
Contract maintenance charges	(4)	(0)	(2)	(3)	(2)	(4)	(35)
Contract owners' benefits	(114)	(7)	(107)	(39)	(0)	(45)	(253)
Net transfers (to) from the Company and Subaccounts	41	38	(68)	(5)	10	(10)	(15)

Increase (decrease) in net assets resulting from Contract transactions	1,526	135	232	737	683	969	1,719

Total increase (decrease) in net assets	1,545	44	149	565	605	694	1,184

NET ASSETS:
Beginning of period	325	287	1,430	1,136	546	1,179	2,287

End of period	$1,870	$331	$1,579	$1,701	$1,151	$1,873	$3,471

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	AB VPS Growth And Income B	AB VPS Large Cap Growth B	AB VPS Small Cap Growth B	AB VPS Small/Mid Cap Value B	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation Class 4	American Funds IS Capital Income Builder Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$(2)	$-	$-	$599	$136	$114
Net realized gain (loss) on investments	-	24	10	-	5,146	1,022	1
Change in net unrealized appreciation (depreciation) on investments	6	27	(11)	9	6,323	2,617	545

Net increase (decrease) in net assets resulting from operations	6	49	(1)	8	12,068	3,776	660

CONTRACT TRANSACTIONS:
Contract owners' net payments	23	388	102	32	10,242	2,453	2,270
Contract maintenance fees	-	(1)	-	-	(713)	(109)	(17)
Contract owners' benefits	(1)	(5)	(5)	-	(7,435)	(2,060)	(121)
Net transfers (to) from the Company and Subaccounts	118	426	14	318	672	9,659	635

Increase (decrease) in net assets resulting from Contract transactions	141	809	111	350	2,766	9,943	2,766

Total increase (decrease) in net assets	147	857	110	358	14,834	13,719	3,426

NET ASSETS:
Beginning of period	-	-	-	-	85,665	25,063	3,559

End of period	$147	$857	$110	$358	$100,498	$38,782	$6,985

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Growth And Income Fund 2	American Funds IS Capital World Growth And Income Fund 4	American Funds IS Global Growth Class 2	American Funds IS Global Growth Class 4	American Funds IS Global Small Capitalization Class 2	American Funds IS Global Small Capitalization Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$94	$61	$18	$(516)	$(169)	$(49)	$(4)
Net realized gain (loss) on investments	8	153	74	7,924	1,019	205	36
Change in net unrealized appreciation (depreciation) on investments	728	502	287	5,895	1,509	67	(12)

Net increase (decrease) in net assets resulting from operations	830	716	379	13,304	2,359	223	19

CONTRACT TRANSACTIONS:
Contract owners' net payments	432	2,175	311	16,181	1,853	2,412	44
Contract maintenance fees	(35)	(18)	(4)	(1,082)	(110)	(22)	-
Contract owners' benefits	(397)	(87)	(193)	(4,649)	(959)	(176)	(58)
Net transfers (to) from the Company and Subaccounts	668	328	779	(2,586)	(171)	389	(36)

Increase (decrease) in net assets resulting from Contract transactions	668	2,398	893	7,864	613	2,603	(50)

Total increase (decrease) in net assets	1,498	3,114	1,271	21,169	2,972	2,827	(31)

NET ASSETS:
Beginning of period	5,878	4,029	2,519	84,204	15,643	4,409	314

End of period	$7,377	$7,143	$3,791	$105,373	$18,614	$7,236	$283

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS Growth – Income Class 2	American Funds IS Growth – Income Class 4	American Funds IS Growth Class 2	American Funds IS Growth Class 4	American Funds IS High-Income Bond 2	American Funds IS International Class 2	American Funds IS International Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$56	$(7)	$(244)	$(584)	$-	$186	$5
Net realized gain (loss) on investments	132	173	5,699	8,362	-	69	1
Change in net unrealized appreciation (depreciation) on investments	1,528	3,021	2,249	2,907	-	(548)	(20)

Net increase (decrease) in net assets resulting from operations	1,715	3,187	7,705	10,686	-	(293)	(14)

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,479	1,774	18,692	2,912	25	3,078	47
Contract maintenance fees	(31)	(16)	(182)	(82)	-	(30)	-
Contract owners' benefits	(128)	(794)	(975)	(3,891)	-	(224)	(8)
Net transfers (to) from the Company and Subaccounts	1,255	782	2,047	15,668	-	766	2

Increase (decrease) in net assets resulting from Contract transactions	8,575	1,746	19,583	14,606	25	3,590	42

Total increase (decrease) in net assets	10,291	4,934	27,287	25,292	25	3,297	27

NET ASSETS:
Beginning of period	3,905	13,411	27,688	41,912	-	7,211	392

End of period	$14,196	$18,344	$54,975	$67,204	$25	$10,508	$420

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS International Growth And Income 2	American Funds IS New World Class 2	American Funds IS New World Class 4	American Funds IS The Bond Fund Of America 2	American Funds IS The Bond Fund Of America 4	American Funds IS U.S. Government Securities Fund 2	American Funds IS U.S. Government Securities Fund 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$12	$(2)	$141	$17	$21	$(11)
Net realized gain (loss) on investments	-	305	22	463	269	284	362
Change in net unrealized appreciation (depreciation) on investments	-	(125)	(7)	(650)	(397)	(331)	(504)

Net increase (decrease) in net assets resulting from operations	-	192	13	(46)	(110)	(26)	(153)

CONTRACT TRANSACTIONS:
Contract owners' net payments	10	3,389	74	9,524	1,836	1,709	732
Contract maintenance fees	-	(30)	-	(45)	(32)	(13)	(29)
Contract owners' benefits	-	(269)	(13)	(393)	(472)	(176)	(644)
Net transfers (to) from the Company and Subaccounts	-	740	(77)	3,306	1,302	305	(2,282)

Increase (decrease) in net assets resulting from Contract transactions	10	3,829	(17)	12,392	2,634	1,825	(2,223)

Total increase (decrease) in net assets	10	4,021	(4)	12,346	2,524	1,798	(2,376)

NET ASSETS:
Beginning of period	-	5,933	366	6,314	5,619	1,846	7,444

End of period	$10	$9,954	$362	$18,660	$8,143	$3,644	$5,068

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS Washington Mutual Investors Fund 2	American Funds IS Washington Mutual Investors Fund 4	Blackrock 60/40 Target Allocation ETF V.I. Fund	Blackrock Global Allocation V.I. III	Blackrock International V.I. I	Calvert VP SRI Balanced	Clearbridge Variable Dividend Strategy II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$244	$-	$8	$1	$-	$(3)	$-
Net realized gain (loss) on investments	264	7	44	122	-	67	3
Change in net unrealized appreciation (depreciation) on investments	6,613	649	(41)	(120)	-	127	1

Net increase (decrease) in net assets resulting from operations	7,121	657	12	3	-	191	4

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,460	626	370	694	75	103	37
Contract maintenance fees	(145)	(17)	-	(1)	-	(1)	-
Contract owners' benefits	(806)	(136)	(4)	(1)	-	(193)	-
Net transfers (to) from the Company and Subaccounts	1,338	(274)	252	167	-	6	4

Increase (decrease) in net assets resulting from Contract transactions	10,847	199	617	859	75	(84)	41

Total increase (decrease) in net assets	17,968	856	629	862	75	107	45

NET ASSETS:
Beginning of period	21,924	2,441	-	-	-	1,488	-

End of period	$39,893	$3,297	$629	$862	$75	$1,595	$45

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Clearbridge Variable Large Cap Growth II	ClearBridge Variable Mid Cap Portfolio Class II	ClearBridge Variable Small Cap Growth II	Columbia VP Balanced 2	Columbia VP Intermediate Bond 2	Columbia VP Limited Duration Credit 2	Columbia VP Select Mid Cap Value 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1)	$(710)	$(319)	$(6)	$2	$-	$-
Net realized gain (loss) on investments	8	12,115	5,801	-	7	-	-
Change in net unrealized appreciation (depreciation) on investments	4	4,143	(2,792)	36	(11)	-	6

Net increase (decrease) in net assets resulting from operations	11	15,547	2,691	30	(3)	-	6

CONTRACT TRANSACTIONS:
Contract owners' net payments	96	2,344	1,906	886	170	2	77
Contract maintenance fees	-	(727)	(261)	(3)	-	-	-
Contract owners' benefits	-	(6,352)	(2,237)	(7)	(1)	-	-
Net transfers (to) from the Company and Subaccounts	24	(7,232)	(8,133)	646	191	16	-

Increase (decrease) in net assets resulting from Contract transactions	120	(11,968)	(8,725)	1,522	360	18	77

Total increase (decrease) in net assets	131	3,580	(6,035)	1,552	357	17	83

NET ASSETS:
Beginning of period	-	62,964	26,813	-	-	-	-

End of period	$131	$66,543	$20,778	$1,552	$357	$17	$83

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Columbia VP Strategic Income 2	DFA VA Equity Allocation Portfolio Instl	DFA VA Global Bond	DFA VA Global Moderate Allocation Instl	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1	$-	$4	$5	$9	$16	$-
Net realized gain (loss) on investments	-	1	-	12	26	-	-
Change in net unrealized appreciation (depreciation) on investments	(3)	-	(11)	(3)	(28)	(6)	(1)

Net increase (decrease) in net assets resulting from operations	(3)	2	(6)	14	8	10	(1)

CONTRACT TRANSACTIONS:
Contract owners' net payments	211	23	698	357	386	431	423
Contract maintenance fees	-	-	-	(1)	-	-	-
Contract owners' benefits	(1)	-	-	-	(2)	(2)	-
Net transfers (to) from the Company and Subaccounts	182	-	5	-	1	-	5

Increase (decrease) in net assets resulting from Contract transactions	392	23	702	355	386	430	428

Total increase (decrease) in net assets	389	25	696	369	393	440	426

NET ASSETS:
Beginning of period	-	-	-	-	2	4	18

End of period	$389	$25	$696	$369	$395	$444	$445

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	DFA VA US Large Value	DFA VA US Targeted Value	Fidelity Contrafund Portfolio SC2	Fidelity Equity Income SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Fidelity Growth Portfolio SC2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22	$8	$(3,548)	$36	$(3)	$1	$(38)
Net realized gain (loss) on investments	-	46	59,909	1,034	69	321	848
Change in net unrealized appreciation (depreciation) on investments	69	(6)	23,303	300	16	(120)	(127)

Net increase (decrease) in net assets resulting from operations	90	48	79,663	1,369	83	202	683

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,383	674	12,097	129	1	1	37
Contract maintenance fees	-	-	(3,226)	(49)	(8)	(13)	(15)
Contract owners' benefits	(4)	(4)	(32,380)	(1,066)	(63)	(180)	(240)
Net transfers (to) from the Company and Subaccounts	(16)	(15)	(19,577)	(264)	281	(125)	(74)

Increase (decrease) in net assets resulting from Contract transactions	1,364	655	(43,086)	(1,251)	211	(317)	(291)

Total increase (decrease) in net assets	1,454	703	36,577	118	293	(115)	392

NET ASSETS:
Beginning of period	18	-	319,766	6,349	1,081	2,844	3,260

End of period	$1,472	$703	$356,344	$6,468	$1,374	$2,729	$3,652

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Fidelity Index 500 Portfolio SC2	Fidelity Investment Grade Bonds SC2	Fidelity Mid Cap SC2	Fidelity VIP Asset Manager Service 2	Fidelity VIP Balanced Service 2	Fidelity VIP Bond Index Port	Fidelity VIP Energy Service 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$112	$2,377	$(2,151)	$1	$5	$-	$3
Net realized gain (loss) on investments	33,122	8,043	66,395	-	63	-	2
Change in net unrealized appreciation (depreciation) on investments	162,273	(15,622)	1,492	1	57	-	15

Net increase (decrease) in net assets resulting from operations	195,507	(5,201)	65,736	2	124	-	19

CONTRACT TRANSACTIONS:
Contract owners' net payments	33,916	17,375	4,103	3	2,603	17	131
Contract maintenance fees	(3,681)	(3,234)	(3,023)	-	(5)	-	-
Contract owners' benefits	(63,167)	(23,678)	(31,297)	(1)	(17)	-	(4)
Net transfers (to) from the Company and Subaccounts	(17,604)	40,134	(36,843)	73	1,736	-	148

Increase (decrease) in net assets resulting from Contract transactions	(50,536)	30,597	(67,060)	76	4,317	17	275

Total increase (decrease) in net assets	144,971	25,396	(1,324)	77	4,441	17	294

NET ASSETS:
Beginning of period	745,454	272,123	300,209	-	-	-	-

End of period	$890,425	$297,519	$298,885	$77	$4,441	$17	$294

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Fundsmanager 20% Service 2	Fidelity VIP Health Care Port Service 2	Fidelity VIP Target Volatility Service 2	Franklin Dynatech VIP Fund	Franklin Income VIP CL 2	Franklin Multi-Asset Dynamic Multi-Strat VIT	Franklin Mutual Global Discovery VIP CL 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$-	-	$(514)	$6,655	$159	$66
Net realized gain (loss) on investments	-	(1)	8.00	4,831	1,446	166	30
Change in net unrealized appreciation (depreciation) on investments	(4)	-	(6)	1,992	18,530	1,701	406

Net increase (decrease) in net assets resulting from operations	(2)	(1)	1.00	6,309	26,631	2,026	502

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	159	60.00	6,994	3,255	67	216
Contract maintenance fees	(1)	-	-	(412)	(1,645)	(321)	(8)
Contract owners' benefits	(7)	-	-	(4,303)	(18,414)	(1,833)	(155)
Net transfers (to) from the Company and Subaccounts	451	39	-	(1,792)	(3,837)	763	1,501

Increase (decrease) in net assets resulting from Contract transactions	564	198	60.00	488	(20,641)	(1,324)	1,554

Total increase (decrease) in net assets	562	197	62.00	6,797	5,991	702	2,056

NET ASSETS:
Beginning of period	-	-	-	43,345	179,434	18,608	1,938

End of period	$562	$197	62.00	$50,142	$185,425	$19,309	$3,994

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Strategic Income VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs Global Trends Allocation Fund SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,761	$(698)	$(53)	$(521)	$141	$6,005	$(97)
Net realized gain (loss) on investments	18,519	28,651	3,695	7,798	-	(123)	956
Change in net unrealized appreciation (depreciation) on investments	73,268	52,829	7,175	(3,426)	(76)	(18,010)	77

Net increase (decrease) in net assets resulting from operations	102,549	80,782	10,818	3,852	65	(12,128)	936

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,792	7,243	1,403	2,632	834	7,419	90
Contract maintenance fees	(6,807)	(3,518)	(454)	(351)	(12)	(4,852)	(94)
Contract owners' benefits	(61,249)	(35,514)	(5,551)	(4,291)	(100)	(45,536)	(628)
Net transfers (to) from the Company and Subaccounts	(46,174)	(21,842)	(5,866)	(10,216)	518	61,345	469

Increase (decrease) in net assets resulting from Contract transactions	(106,438)	(53,631)	(10,469)	(12,227)	1,240	18,376	(164)

Total increase (decrease) in net assets	(3,889)	27,151	349	(8,375)	1,305	6,248	772

NET ASSETS:
Beginning of period	597,023	341,603	47,671	47,230	5,359	413,139	6,519

End of period	$593,134	$368,754	$48,020	$38,855	$6,665	$419,387	$7,291

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Goldman Sachs International Equity Insights	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$390	$580	$(10)	$(223)	$(32)	$(1,260)	$(188)
Net realized gain (loss) on investments	795	3,019	5,058	15,549	1,130	26,677	6,054
Change in net unrealized appreciation (depreciation) on investments	1,246	448	2,702	6,707	608	11,108	(1,008)

Net increase (decrease) in net assets resulting from operations	2,431	4,047	7,750	22,033	1,706	36,525	4,859

CONTRACT TRANSACTIONS:
Contract owners' net payments	160	230	587	328	50	1,619	385
Contract maintenance fees	(84)	(432)	(49)	(1,225)	(8)	(1,669)	(37)
Contract owners' benefits	(2,772)	(3,874)	(4,801)	(10,807)	(698)	(14,192)	(3,043)
Net transfers (to) from the Company and Subaccounts	(325)	(3,512)	(1,385)	(7,162)	105	(16,928)	(1,273)

Increase (decrease) in net assets resulting from Contract transactions	(3,020)	(7,588)	(5,648)	(18,866)	(551)	(31,171)	(3,967)

Total increase (decrease) in net assets	(589)	(3,541)	2,103	3,167	1,155	5,354	891

NET ASSETS:
Beginning of period	22,861	40,321	36,513	104,778	6,009	138,656	22,712

End of period	$22,272	$36,780	$38,616	$107,945	$7,163	$144,009	$23,603

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Small Cap Equity Insights SC	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income Fund SC	Goldman Sachs VIT Mid Cap Growth Fund SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(80)	$(448)	$(2,259)	$(165)	$(6)	$35	$(700)
Net realized gain (loss) on investments	4,808	6,229	34,000	9,039	218	44	11,564
Change in net unrealized appreciation (depreciation) on investments	(1,884)	1,356	5,291	(1,395)	(15)	(1,047)	(4,799)

Net increase (decrease) in net assets resulting from operations	2,844	7,137	37,033	7,479	197	(968)	6,066

CONTRACT TRANSACTIONS:
Contract owners' net payments	19	594	2,064	432	1	2,039	574
Contract maintenance fees	(158)	(48)	(2,284)	(14)	(10)	(391)	(572)
Contract owners' benefits	(1,221)	(4,679)	(19,421)	(3,449)	(59)	(2,072)	(6,698)
Net transfers (to) from the Company and Subaccounts	(2,181)	(1,517)	(18,525)	(775)	3	4,979	(5,127)

Increase (decrease) in net assets resulting from Contract transactions	(3,540)	(5,649)	(38,166)	(3,805)	(65)	4,555	(11,823)

Total increase (decrease) in net assets	(696)	1,488	(1,133)	3,674	132	3,588	(5,757)

NET ASSETS:
Beginning of period	13,503	37,639	199,113	28,662	740	29,345	63,563

End of period	$12,807	$39,127	$197,980	$32,337	$872	$32,932	$57,806

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Guggenheim Multi-Hedge Strategies	Invesco V.I. American Franchise I	Invesco V.I. American Franchise II	Invesco V.I. American Value II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65	$(14)	$(1)	$(10)	$(91)	$(38)	$(661)
Net realized gain (loss) on investments	2	(28)	7	68	1,220	622	5,434
Change in net unrealized appreciation (depreciation) on investments	(9)	108	33	34	(356)	(218)	16,770

Net increase (decrease) in net assets resulting from operations	58	65	40	91	773	366	21,543

CONTRACT TRANSACTIONS:
Contract owners' net payments	50	1	15	18	56	3	6,493
Contract maintenance fees	(2)	(1)	-	(1)	(1)	(11)	(1,029)
Contract owners' benefits	(342)	(221)	(54)	(93)	(464)	(356)	(7,972)
Net transfers (to) from the Company and Subaccounts	(70)	(1,395)	-	(486)	(846)	(38)	(11,223)

Increase (decrease) in net assets resulting from Contract transactions	(365)	(1,615)	(39)	(562)	(1,255)	(402)	(13,732)

Total increase (decrease) in net assets	(307)	(1,550)	1	(471)	(482)	(37)	7,810

NET ASSETS:
Beginning of period	3,976	1,929	167	1,183	7,874	3,542	86,143

End of period	$3,669	$378	$168	$712	$7,392	$3,506	$93,953

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Capital Appreciation Fund II	Invesco V.I. Comstock I	Invesco V.I. Comstock II	Invesco V.I. Conservative Balance II	Invesco V.I. Discovery Mid Cap Growth Fund I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,185	$(134)	$(711)	$146	$905	$5	$(64)
Net realized gain (loss) on investments	2,790	710	6,281	751	10,349	30	677
Change in net unrealized appreciation (depreciation) on investments	1,432	1,295	8,269	5,721	36,528	(18)	129

Net increase (decrease) in net assets resulting from operations	5,407	1,871	13,839	6,618	47,781	18	742

CONTRACT TRANSACTIONS:
Contract owners' net payments	265	54	767	196	2,533	616	1
Contract maintenance fees	(909)	(3)	(769)	(5)	(1,449)	-	(1)
Contract owners' benefits	(7,858)	(667)	(6,089)	(2,642)	(18,129)	(19)	(569)
Net transfers (to) from the Company and Subaccounts	3,725	(154)	(6,032)	(330)	(19,192)	515	73

Increase (decrease) in net assets resulting from Contract transactions	(4,776)	(769)	(12,123)	(2,781)	(36,237)	1,111	(496)

Total increase (decrease) in net assets	631	1,102	1,716	3,837	11,544	1,129	246

NET ASSETS:
Beginning of period	71,332	9,352	70,047	21,630	163,172	-	4,638

End of period	$71,963	$10,454	$71,762	$25,467	$174,716	$1,129	$4,884

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Equity and Income II	Invesco V.I. Global Fund I	Invesco V.I. Global Fund II	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund I	Invesco V.I. Global Strategic Income Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(440)	$1,369	$(125)	$(3,583)	$209	$220	$9,233
Net realized gain (loss) on investments	7,360	9,749	933	39,565	266	(36)	43
Change in net unrealized appreciation (depreciation) on investments	(161)	27,230	508	7,990	2,668	(525)	(22,693)

Net increase (decrease) in net assets resulting from operations	6,759	38,349	1,316	43,972	3,143	(341)	(13,417)

CONTRACT TRANSACTIONS:
Contract owners' net payments	434	2,574	15	2,217	488	20	1,304
Contract maintenance fees	(339)	(2,469)	(2)	(3,343)	(141)	(2)	(3,270)
Contract owners' benefits	(4,353)	(23,601)	(971)	(33,491)	(1,458)	(996)	(29,753)
Net transfers (to) from the Company and Subaccounts	(10,087)	(10,826)	70	(30,176)	576	213	36,543

Increase (decrease) in net assets resulting from Contract transactions	(14,345)	(34,322)	(887)	(64,793)	(535)	(764)	4,824

Total increase (decrease) in net assets	(7,586)	4,027	429	(20,821)	2,608	(1,105)	(8,593)

NET ASSETS:
Beginning of period	47,696	235,750	9,721	336,381	12,573	7,581	289,028

End of period	$40,110	$239,777	$10,150	$315,560	$15,180	$6,476	$280,436

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Government Securities II	Invesco V.I. Growth & Income I	Invesco V.I. Growth & Income II	Invesco V.I. EQV International Equity Fund II	Invesco V.I. Main Street Fund I	Invesco V.I. Main Street Fund II	Invesco V.I. Main Street Small Cap Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,025	$88	$1,525	$(101)	$(52)	$(533)	$-
Net realized gain (loss) on investments	(29)	552	28,888	8,730	706	9,815	1
Change in net unrealized appreciation (depreciation) on investments	(6,857)	5,875	117,748	(7,118)	1,335	18,045	1

Net increase (decrease) in net assets resulting from operations	(4,861)	6,515	148,161	1,511	1,989	27,327	2

CONTRACT TRANSACTIONS:
Contract owners' net payments	11,724	353	2,648	1,336	65	11,709	74
Contract maintenance fees	(1,682)	(6)	(7,091)	(595)	(2)	(1,436)	-
Contract owners' benefits	(10,608)	(2,780)	(62,250)	(7,670)	(813)	(7,942)	-
Net transfers (to) from the Company and Subaccounts	23,177	(74)	(79,438)	(25,418)	(246)	(6,501)	19

Increase (decrease) in net assets resulting from Contract transactions	22,611	(2,507)	(146,131)	(32,347)	(996)	(4,170)	94

Total increase (decrease) in net assets	17,750	4,008	2,030	(30,836)	993	23,157	96

NET ASSETS:
Beginning of period	132,867	25,146	602,185	73,418	8,118	105,790	-

End of period	$150,617	$29,154	$604,214	$42,582	$9,111	$128,947	$96

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Portfolio I	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(189)	$(3,444)	$11,508	$188	$(54)	$(801)	$(246)
Net realized gain (loss) on investments	2,485	-	9,954	16,180	12,101	18,601	8,300
Change in net unrealized appreciation (depreciation) on investments	1,065	-	(9,302)	11,661	5,122	(14,067)	5,709

Net increase (decrease) in net assets resulting from operations	3,361	(3,444)	12,160	28,029	17,170	3,733	13,763

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,730	1,638	21,256	7,732	482	1,405	509
Contract maintenance fees	(130)	(4,408)	(6,646)	(1,272)	(369)	(886)	(328)
Contract owners' benefits	(1,788)	(55,209)	(54,995)	(9,666)	(7,758)	(7,262)	(5,819)
Net transfers (to) from the Company and Subaccounts	(3,715)	156,777	56,007	(4,730)	(4,396)	(30,521)	(3,823)

Increase (decrease) in net assets resulting from Contract transactions	(3,903)	98,798	15,623	(7,937)	(12,041)	(37,264)	(9,460)

Total increase (decrease) in net assets	(542)	95,354	27,782	20,092	5,129	(33,531)	4,303

NET ASSETS:
Beginning of period	18,931	326,367	556,026	115,152	66,910	83,665	53,473

End of period	$18,390	$421,721	$583,809	$135,244	$72,039	$50,134	$57,775

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Short Duration Income VC	MFS Growth Series IC	MFS Growth Series SC	MFS Investors Trust IC	MFS Investors Trust SC	MFS New Discovery IC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(629)	$6	$(100)	$(558)	$(52)	$(408)	$(47)
Net realized gain (loss) on investments	15,285	(2)	1,535	11,798	669	7,357	621
Change in net unrealized appreciation (depreciation) on investments	31,325	(6)	33	(97)	996	6,054	(562)

Net increase (decrease) in net assets resulting from operations	45,980	(2)	1,469	11,144	1,614	13,003	11

CONTRACT TRANSACTIONS:
Contract owners' net payments	697	160	30	270	43	308	13
Contract maintenance fees	(2,407)	-	(2)	(328)	(2)	(447)	(1)
Contract owners' benefits	(20,296)	(158)	(619)	(7,400)	(872)	(6,926)	(354)
Net transfers (to) from the Company and Subaccounts	(17,652)	234	(462)	(3,137)	(105)	(5,541)	77

Increase (decrease) in net assets resulting from Contract transactions	(39,657)	237	(1,053)	(10,595)	(935)	(12,608)	(265)

Total increase (decrease) in net assets	6,324	235	416	548	678	395	(253)

NET ASSETS:
Beginning of period	192,293	-	7,379	54,233	6,771	56,467	3,296

End of period	$198,617	$235	$7,796	$54,782	$7,448	$56,861	$3,043

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	MFS New Discovery SC	MFS Research IC	MFS Research SC	MFS Total Return IC	MFS Total Return SC	MFS Utilities IC	MFS Utilities SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(718)	$(48)	$(28)	$106	$305	$7	$88
Net realized gain (loss) on investments	15,873	685	421	1,530	3,670	183	1,663
Change in net unrealized appreciation (depreciation) on investments	(14,159)	620	454	721	2,339	34	1,174

Net increase (decrease) in net assets resulting from operations	996	1,257	847	2,357	6,313	224	2,925

CONTRACT TRANSACTIONS:
Contract owners' net payments	332	16	46	157	585	2	144
Contract maintenance fees	(621)	(2)	(24)	(4)	(313)	-	(221)
Contract owners' benefits	(7,579)	(700)	(493)	(2,688)	(5,453)	(347)	(3,258)
Net transfers (to) from the Company and Subaccounts	(4,438)	(148)	(120)	54	281	(14)	(10)

Increase (decrease) in net assets resulting from Contract transactions	(12,306)	(834)	(591)	(2,481)	(4,900)	(360)	(3,345)

Total increase (decrease) in net assets	(11,310)	422	255	(124)	1,414	(135)	(420)

NET ASSETS:
Beginning of period	69,095	5,838	3,854	19,408	51,632	2,019	25,441

End of period	$57,785	$6,260	$4,109	$19,285	$53,045	$1,884	$25,021

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	MFS VIT Total Return Bond SC	MFS VIT Value SC	Morgan Stanley VIF Global Real Estate II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$(182)	$(22)	$(342)	$5,932	$90	$81
Net realized gain (loss) on investments	6	2,521	321	6,810	163	18,487	255
Change in net unrealized appreciation (depreciation) on investments	(30)	(228)	136	2,372	(14,395)	24,015	1,155

Net increase (decrease) in net assets resulting from operations	(26)	2,112	436	8,840	(8,300)	42,592	1,492

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	172	38	111	1,444	996	17
Contract maintenance fees	(1)	(52)	-	(428)	(4,208)	(1,614)	(87)
Contract owners' benefits	(42)	(3,819)	(266)	(4,259)	(45,559)	(23,436)	(734)
Net transfers (to) from the Company and Subaccounts	19	(241)	(11)	(3,200)	45,943	(16,354)	5,383

Increase (decrease) in net assets resulting from Contract transactions	(24)	(3,940)	(239)	(7,776)	(2,380)	(40,408)	4,580

Total increase (decrease) in net assets	(50)	(1,829)	197	1,064	(10,680)	2,184	6,072

NET ASSETS:
Beginning of period	349	24,678	1,951	39,387	401,842	193,873	1,330

End of period	$299	$22,849	$2,148	$40,451	$391,163	$196,057	$7,402

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	PIMCO Income Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	PIMCO VIT High Yield Advance	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$736	$556	$1	$106	$(823)	$11,217
Net realized gain (loss) on investments	(1)	65	31	-	5,513	(6)	79
Change in net unrealized appreciation (depreciation) on investments	(2)	231	(135)	-	(7,409)	(2,082)	1,582

Net increase (decrease) in net assets resulting from operations	(1)	1,032	452	-	(1,790)	(2,910)	12,879

CONTRACT TRANSACTIONS:
Contract owners' net payments	176	147	92	20	876	13,289	2,291
Contract maintenance fees	-	(81)	(83)	-	(333)	(1,676)	(3,679)
Contract owners' benefits	(9)	(865)	(767)	(5)	(2,980)	(10,997)	(30,008)
Net transfers (to) from the Company and Subaccounts	197	(70)	402	111	3,554	23,019	33,236

Increase (decrease) in net assets resulting from Contract transactions	363	(869)	(356)	126	1,118	23,635	1,840

Total increase (decrease) in net assets	362	163	97	127	(672)	20,725	14,719

NET ASSETS:
Beginning of period	-	7,363	6,534	-	30,865	126,694	285,898

End of period	$362	$7,526	$6,630	$127	$30,193	$147,419	$300,617

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Protective Life Dynamic Allocation Series – Conservative	Protective Life Dynamic Allocation Series – Growth	Protective Life Dynamic Allocation Series – Moderate	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(82)	$4,882	$(99)	$(124)	$(484)	$(251)	$62
Net realized gain (loss) on investments	1	32,270	267	784	1,502	3,141	9,625
Change in net unrealized appreciation (depreciation) on investments	(758)	(55,333)	3,075	10,586	41,993	2,810	37,135

Net increase (decrease) in net assets resulting from operations	(839)	(18,181)	3,242	11,246	43,011	5,700	46,822

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,605	21,566	2,816	564	155,005	67	949
Contract maintenance fees	(728)	(8,767)	(507)	(179)	(6,571)	(242)	(2,282)
Contract owners' benefits	(7,266)	(74,243)	(8,415)	(4,279)	(13,354)	(2,185)	(19,078)
Net transfers (to) from the Company and Subaccounts	6,790	100,118	8,560	(5,029)	56,031	(6,170)	(25,654)

Increase (decrease) in net assets resulting from Contract transactions	1,401	38,674	2,455	(8,923)	191,110	(8,530)	(46,064)

Total increase (decrease) in net assets	562	20,494	5,697	2,322	234,121	(2,830)	758

NET ASSETS:
Beginning of period	65,883	746,621	40,357	62,414	290,751	22,597	183,315

End of period	$66,445	$767,115	$46,054	$64,736	$524,872	$19,767	$184,073

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Rydex Commodities Strategy	Rydex Inverse Government Long Bond	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio II	T. Rowe Price Health Sciences Portfolio II	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$-	$(8)	$(3)	$5	$707
Net realized gain (loss) on investments	1	-	-	229	52	2,164	1,993
Change in net unrealized appreciation (depreciation) on investments	2	-	-	(201)	(55)	(2,456)	242

Net increase (decrease) in net assets resulting from operations	3	-	-	20	(7)	(287)	2,942

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	100	2,001	781	408	409
Contract maintenance fees	-	-	-	(2)	(1)	(77)	(848)
Contract owners' benefits	(1)	-	-	(20)	(11)	(966)	(9,108)
Net transfers (to) from the Company and Subaccounts	(2)	1	-	732	255	(9,898)	(12,382)

Increase (decrease) in net assets resulting from Contract transactions	(3)	1	100	2,710	1,024	(10,532)	(21,929)

Total increase (decrease) in net assets	-	1	100	2,730	1,017	(10,820)	(18,987)

NET ASSETS:
Beginning of period	9	6	-	-	-	13,677	90,070

End of period	$10	$8	$100	$2,730	$1,017	$2,857	$71,083

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	VanEck Global Hard Asset	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Val

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,741)	$34	$(3)	$3	$1	$-	$-
Net realized gain (loss) on investments	(111)	3,216	25	12	7	2	2
Change in net unrealized appreciation (depreciation) on investments	(12,553)	717	22	54	11	6	10

Net increase (decrease) in net assets resulting from operations	(15,405)	3,968	43	70	19	8	13

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,867	568	-	730	103	338	16
Contract maintenance fees	(2,958)	(950)	-	(3)	(1)	(2)	(1)
Contract owners' benefits	(24,243)	(11,186)	-	(1)	-	(1)	-
Net transfers (to) from the Company and Subaccounts	40,469	(11,034)	(51)	-	73	-	53

Increase (decrease) in net assets resulting from Contract transactions	15,135	(22,601)	(51)	726	175	335	68

Total increase (decrease) in net assets	(270)	(18,634)	(8)	796	193	343	80

NET ASSETS:
Beginning of period	245,678	110,363	258	36	26	-	-

End of period	$245,408	$91,730	$250	$832	$219	$343	$80

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Global Bond Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1)	$-	$-	$(1)	$4	$(1)	$1
Net realized gain (loss) on investments	(1)	5	1	14	-	3	9
Change in net unrealized appreciation (depreciation) on investments	49	86	(1)	27	(1)	(29)	55

Net increase (decrease) in net assets resulting from operations	48	91	-	40	3	(27)	65

CONTRACT TRANSACTIONS:
Contract owners' net payments	617	832	103	661	79	594	684
Contract maintenance fees	(3)	(1)	-	(1)	(1)	(1)	(2)
Contract owners' benefits	(41)	(4)	-	-	(1)	(40)	(43)
Net transfers (to) from the Company and Subaccounts	25	18	34	-	34	16	95

Increase (decrease) in net assets resulting from Contract transactions	598	845	136	660	112	570	734

Total increase (decrease) in net assets	646	936	136	700	115	543	799

NET ASSETS:
Beginning of period	-	8	12	68	24	5	6

End of period	$646	$944	$148	$768	$139	$548	$805

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Moderate Allocation	Vanguard VIF Money Market	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total International Stock Market Index	Vanguard VIF Total Stock Mkt Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1	$(1)	$-	$-	$6	$1	$3
Net realized gain (loss) on investments	10	-	-	-	3	-	25
Change in net unrealized appreciation (depreciation) on investments	14	-	38	(10)	(15)	5	115

Net increase (decrease) in net assets resulting from operations	25	(1)	39	(10)	(6)	6	143

CONTRACT TRANSACTIONS:
Contract owners' net payments	607	1,028	264	1,324	838	462	666
Contract maintenance fees	(4)	(4)	-	(2)	(3)	(1)	(4)
Contract owners' benefits	(1)	(5)	(1)	(13)	(1)	-	(1)
Net transfers (to) from the Company and Subaccounts	-	(696)	(17)	118	38	77	132

Increase (decrease) in net assets resulting from Contract transactions	603	324	246	1,428	872	536	793

Total increase (decrease) in net assets	628	323	284	1,419	866	542	937

NET ASSETS:
Beginning of period	36	2	3	11	270	4	242

End of period	$664	$325	$287	$1,430	$1,136	$546	$1,179

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

($ in thousands)	Western Asset Core Plus VIT II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40
Net realized gain (loss) on investments	-
Change in net unrealized appreciation (depreciation) on investments	(59)

Net increase (decrease) in net assets resulting from operations	(18)

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,109
Contract maintenance fees	(5)
Contract owners' benefits	(6)
Net transfers (to) from the Company and Subaccounts	207

Increase (decrease) in net assets resulting from Contract transactions	2,305

Total increase (decrease) in net assets	2,287

NET ASSETS:
Beginning of period	-

End of period	$2,287

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The Protective Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company on March 14, 1994, and exists in accordance with the regulations of the state of Tennessee. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net contributions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Dimensions II	Protective Investors Benefit Advisory
Dimensions III	Protective Investors Series
Dimensions IV	Protective Investors Series ADV
Dimensions V	Protective Rewards
Elements Access	Protective Rewards II
Elements Classic	Protective Rewards Elite
Elements Plus	Protective Values
Mileage Credit	Protective Values Access
Protective Access	Protective Values Advantage
Protective Access XL	Protective Variable Annuity
Protective Advantage	Protective Variable Annuity (2012) B, C, L Series
Protective Aspirations	Protective Variable Annuity II
Protective Dimensions	Protective Variable Annuity II B Series

For the years and periods ended December 31, 2022 and 2021, the Separate Account was invested in up to two hundred and ten Subaccounts, as follows:

AB VPS Growth and Income B	Guggenheim Long Short Equity
AB VPS Large Cap Growth B	Guggenheim Multi-Hedge Strategies
AB VPS Small Cap Growth B	Invesco V.I. American Franchise I
AB VPS Small/Mid Cap Value B	Invesco V.I. American Franchise II
American Century VP Balanced I (c)	Invesco V.I. American Value II
American Funds IS Asset Allocation Class 2	Invesco V.I. Balanced Risk Allocation II
American Funds IS Asset Allocation Class 4	Invesco V.I. Capital Appreciation Fund I
American Funds IS Capital Income Builder Class 2	Invesco V.I. Capital Appreciation Fund II
American Funds IS Capital Income Builder Class 4	Invesco V.I. Comstock I
American Funds IS Capital World Growth and Income Fund 2	Invesco V.I. Comstock II
American Funds IS Capital World Growth and Income Fund 4	Invesco V.I. Conservative Balance II
American Funds IS Global Bond 2 (c)	Invesco V.I. Discovery Mid Cap Growth Fund I
American Funds IS Global Growth Class 2	Invesco V.I. Discovery Mid Cap Growth Fund II
American Funds IS Global Growth Class 4	Invesco V.I. Equity and Income II
American Funds IS Global Small Capitalization Class 2	Invesco V.I. Global Fund I
American Funds IS Global Small Capitalization Class 4	Invesco V.I. Global Fund II
American Funds IS Growth – Income Class 2	Invesco V.I. Global Real Estate II
American Funds IS Growth – Income Class 4	Invesco V.I. Global Strategic Income Fund I
American Funds IS Growth Class 2	Invesco V.I. Global Strategic Income Fund II
American Funds IS Growth Class 4	Invesco V.I. Government Securities II
American Funds IS High-Income Bond 2	Invesco V.I. Growth & Income I
American Funds IS International Class 2	Invesco V.I. Growth & Income II
American Funds IS International Class 4	Invesco V.I. EQV International Equity Fund II (a)
American Funds IS International Growth and Income 2	Invesco V.I. Main Street Fund I
American Funds IS New World Class 2	Invesco V.I. Main Street Fund II
American Funds IS New World Class 4	Invesco V.I. Main Street Small Cap Fund II
American Funds IS The Bond Fund of America 2	Invesco V.I. Small Cap Equity II
American Funds IS The Bond Fund of America 4	Invesco V.I. U.S. Government Money Portfolio I
American Funds IS U.S. Government Securities Fund 2	Janus Henderson Balanced Service Class (c)
American Funds IS U.S. Government Securities Fund 4	Janus Henderson Forty - Service Class (c)
American Funds IS Washington Mutual Investors Fund 2	Janus Henderson Global Technology - Service Class (c)
American Funds IS Washington Mutual Investors Fund 4	Janus Henderson Overseas Portfolio - Service Class (c)
Blackrock 60/40 Target Allocation ETF V.I. Fund	Lord Abbett Bond Debenture VC
Blackrock Global Allocation V.I. III	Lord Abbett Dividend Growth Fund
Blackrock International V.I. I	Lord Abbett Growth & Income VC
Calvert VP SRI Balanced	Lord Abbett Growth Opportunities VC
Clearbridge Variable Dividend Strategy II	Lord Abbett Mid Cap Stock VC
Clearbridge Variable Large Cap Growth II	Lord Abbett Series Fundamental Equity VC
ClearBridge Variable Mid Cap Portfolio Class II	Lord Abbett Series Short Duration Income VC
ClearBridge Variable Small Cap Growth II	MFS Growth Series IC

Columbia VP Balanced 2	MFS Growth Series SC
Columbia VP Emerging Markets Bond 2 (c)	MFS Investors Trust IC
Columbia VP Intermediate Bond 2	MFS Investors Trust SC
Columbia VP Limited Duration Credit 2	MFS New Discovery IC
Columbia VP Select Mid Cap Value 2	MFS New Discovery SC
Columbia VP Strategic Income 2	MFS Research IC
DFA VA Equity Allocation Portfolio Instl	MFS Research SC
DFA VA Global Bond	MFS Total Return IC
DFA VA Global Moderate Allocation Instl	MFS Total Return SC
DFA VA International Small	MFS Utilities IC
DFA VA International Value	MFS Utilities SC
DFA VA Short-Term Fixed	MFS VIT II Emerging Markets Equity SC
DFA VA US Large Value	MFS VIT II International Value SC
DFA VA US Targeted Value	MFS VIT II MA Investors Growth Stock IC
Fidelity Contrafund Portfolio SC2	MFS VIT II MA Investors Growth Stock SC
Fidelity Equity Income SC2	MFS VIT Total Return Bond SC
Fidelity Freedom Fund - 2015 Maturity SC2	MFS VIT Value SC
Fidelity Freedom Fund - 2020 Maturity SC2	Morgan Stanley VIF Core Plus Fixed Income Portfolio (c)
Fidelity Growth Portfolio SC2	Morgan Stanley VIF Global Real Estate II
Fidelity Index 500 Portfolio SC2	Morgan Stanley VIF Global Strategy Portfolio (c)
Fidelity Investment Grade Bonds SC2	PIMCO Income Advisor
Fidelity Mid Cap SC2	PIMCO VIT All Asset Advisor
Fidelity VIP Asset Manager Growth Service 2 (c)	PIMCO VIT Commodity Real Return Strategy Advantage (c)
Fidelity VIP Asset Manager Service 2	PIMCO VIT Global Diversified Allocation Portfolio
Fidelity VIP Balanced Service 2	PIMCO VIT High Yield Advance
Fidelity VIP Bond Index Port	PIMCO VIT Long-Term US Government Advisor
Fidelity VIP Energy Service 2	PIMCO VIT Low Duration Advisor
Fidelity VIP Extended Market Index Portfolio (c)	PIMCO VIT Real Return Advisor
Fidelity VIP Fundsmanager 20% Service 2	PIMCO VIT Short-Term Advisor
Fidelity VIP Fundsmanager 60% Service 2 (c)	PIMCO VIT Total Return Advisor
Fidelity VIP Fundsmanager 85% Service 2 (c)	Protective Life Dynamic Allocation Series – Conservative
Fidelity VIP Health Care Port Service 2	Protective Life Dynamic Allocation Series – Growth
Fidelity VIP International Index Port	Protective Life Dynamic Allocation Series – Moderate
Fidelity VIP Target Volatility Service 2	Royce Capital Fund Micro-Cap SC
Fidelity VIP Technology Initial (c)	Royce Capital Fund Small-Cap SC
Fidelity VIP Total Market Index Port (c)	Rydex Commodities Strategy
Fidelity VIP Utilities Initial (c)	Rydex Inverse Government Long Bond
Fidelity VIP Value Strategies Service 2 (c)	T. Rowe Price All-Cap Opportunities Portfolio
Franklin Dynatech VIP Fund	T. Rowe Price Blue Chip Growth Portfolio II
Franklin Income VIP CL 2	T. Rowe Price Health Sciences Portfolio II
Franklin Multi-Asset Dynamic Multi-Strat VIT (b)	T. Rowe Price Moderate Allocation (c)
Franklin Mutual Global Discovery VIP CL 2	Templeton Developing Markets VIP CL 2
Franklin Mutual Shares VIP CL 2	Templeton Foreign VIP CL 2

Franklin Rising Dividend VIP CL 2	Templeton Global Bond VIP Fund CL 2
Franklin Small Cap Value VIP CL 2	Templeton Growth VIP CL 2
Franklin Small-Mid Cap Growth VIP CL 2	VanEck Global Hard Asset
Franklin Strategic Income VIP CL 2	Vanguard VIF Balanced
Franklin US Government Securities VIP CL 2	Vanguard VIF Capital Growth
Goldman Sachs Global Trends Allocation Fund SC	Vanguard VIF Conservative Allocation
Goldman Sachs International Equity Insights	Vanguard VIF Diversified Val
Goldman Sachs International Equity Insights SC	Vanguard VIF Equity Income
Goldman Sachs Large Cap Value	Vanguard VIF Equity Index
Goldman Sachs Large Cap Value Fund SC	Vanguard VIF Global Bond Index
Goldman Sachs Mid Cap Value	Vanguard VIF Growth
Goldman Sachs Mid Cap Value SC	Vanguard VIF High Yield Bond
Goldman Sachs Small Cap Equity Insights	Vanguard VIF International
Goldman Sachs Small Cap Equity Insights SC	Vanguard VIF Mid-Cap Index
Goldman Sachs Strategic Growth	Vanguard VIF Moderate Allocation
Goldman Sachs Strategic Growth SC	Vanguard VIF Money Market
Goldman Sachs US Equity Insights	Vanguard VIF Real Estate Index
Goldman Sachs US Equity Insights SC	Vanguard VIF Short Term Investment Grade
Goldman Sachs VIT Core Fixed Income Fund SC	Vanguard VIF Total Bond Market Index
Goldman Sachs VIT Mid Cap Growth SC (a)	Vanguard VIF Total International Stock Market Index
Guggenheim Floating Rate Strategies (Series F)	Vanguard VIF Total Stock Mkt Index
Guggenheim Global Managed Futures Strategy	Western Asset Core Plus VIT II

(a)	See Subaccount Changes table below:

Subaccount Changes

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund II	April 29, 2022
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund SC	April 29, 2022

(b)	See Subaccount Changes table below:

Subaccount Changes
During 2022, the following Subaccounts ceased trading:

Subaccount	Date
Franklin Multi-Asset Dynamic Multi-Strat VIT	August 31, 2022

(c)	See Subaccount table below:

Subaccount Changes
During 2022, the following Subaccounts commenced trading:

Subaccount	Date
American Century VP Balanced I	September 12, 2022
American Funds IS Global Bond 2	January 13, 2022
Columbia VP Emerging Markets Bond 2	January 18, 2022
Fidelity VIP Asset Manager Growth Service 2	March 18, 2022
Fidelity VIP Extended Market Index Portfolio	April 19, 2022
Fidelity VIP Fundsmanager 60% Service 2	March 14, 2022
Fidelity VIP Fundsmanager 85% Service 2	January 18, 2022
Fidelity VIP Technology Initial	January 28, 2022
Fidelity VIP Total Market Index Port	January 21, 2022
Fidelity VIP Utilities Initial	March 10, 2022
Fidelity VIP Value Strategies Service 2	January 12, 2022
Janus Henderson Balanced Service Class	August 22, 2022
Janus Henderson Forty - Service Class	August 22, 2022
Janus Henderson Global Technology - Service Class	August 22, 2022
Janus Henderson Overseas Portfolio - Service Class	August 22, 2022
Morgan Stanley VIF Global Strategy Portfolio	September 12, 2022
Morgan Stanley VIF Core Plus Fixed Income Portfolio	December 2, 2022
PIMCO VIT Commodity Real Return Strategy Advantage	November 9, 2022
T. Rowe Price Moderate Allocation	January 21, 2022

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the contracts and the fund manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined using the last-in-first-out (LIFO) or weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

(in thousands)

Subaccount	Purchases	Sales
AB VPS Growth And Income B	$1,157	$464
AB VPS Large Cap Growth B	8,240	341
AB VPS Small Cap Growth B	305	18
AB VPS Small/Mid Cap Value B	633	412
American Century VP Balanced I	74	0	*
American Funds IS Asset Allocation Class 2	18,867	14,640
American Funds IS Asset Allocation Class 4	9,205	7,564
American Funds IS Capital Income Builder Class 2	1,465	493
American Funds IS Capital Income Builder Class 4	2,331	2,499
American Funds IS Capital World Growth And Income Fund 2	2,115	343
American Funds IS Capital World Growth And Income Fund 4	1,168	637
American Funds IS Global Bond 2	514	6
American Funds IS Global Growth Class 2	26,037	3,545
American Funds IS Global Growth Class 4	5,264	3,029
American Funds IS Global Small Capitalization Class 2	4,209	511
American Funds IS Global Small Capitalization Class 4	279	17
American Funds IS Growth – Income Class 2	7,330	948
American Funds IS Growth – Income Class 4	6,851	5,495
American Funds IS Growth Class 2	23,890	2,557
American Funds IS Growth Class 4	12,176	14,830
American Funds IS High-Income Bond 2	621	55
American Funds IS International Class 2	3,020	556
American Funds IS International Class 4	264	12
American Funds IS International Growth And Income 2	1,092	11
American Funds IS New World Class 2	2,668	653
American Funds IS New World Class 4	135	54
American Funds IS The Bond Fund Of America 2	19,057	872
American Funds IS The Bond Fund Of America 4	3,985	2,149
American Funds IS U.S. Government Securities Fund 2	693	499
American Funds IS U.S. Government Securities Fund 4	776	1,131
American Funds IS Washington Mutual Investors Fund 2	14,846	4,018
American Funds IS Washington Mutual Investors Fund 4	1,509	763
Blackrock 60/40 Target Allocation ETF V.I. Fund	3,044	459
Blackrock Global Allocation V.I. III	12,564	252
Blackrock International V.I. I	472	105
Calvert VP SRI Balanced	124	283
Clearbridge Variable Dividend Strategy II	213	32
Clearbridge Variable Large Cap Growth II	133	63
ClearBridge Variable Mid Cap Portfolio Class II	4,222	32,733
ClearBridge Variable Small Cap Growth II	4,059	6,821
Columbia VP Balanced 2	1,209	820
Columbia VP Emerging Markets Bond 2	110	1
Columbia VP Intermediate Bond 2	764	105

(in thousands)

Subaccount	Purchases	Sales
Columbia VP Limited Duration Credit 2	$467	$220
Columbia VP Select Mid Cap Value 2	585	57
Columbia VP Strategic Income 2	5,882	51
DFA VA Equity Allocation Portfolio Instl	94	1
DFA VA Global Bond	226	45
DFA VA Global Moderate Allocation Instl	310	112
DFA VA International Small	392	17
DFA VA International Value	664	42
DFA VA Short-Term Fixed	563	93
DFA VA US Large Value	1,203	165
DFA VA US Targeted Value	764	55
Fidelity Contrafund Portfolio SC2	19,686	152,221
Fidelity Equity Income SC2	578	1,288
Fidelity Freedom Fund - 2015 Maturity SC2	152	243
Fidelity Freedom Fund - 2020 Maturity SC2	297	68
Fidelity Growth Portfolio SC2	437	605
Fidelity Index 500 Portfolio SC2	352,252	843,413
Fidelity Investment Grade Bonds SC2	40,672	33,128
Fidelity Mid Cap SC2	82,542	193,709
Fidelity VIP Asset Manager Growth Service 2	79	0	*
Fidelity VIP Asset Manager Service 2	117	62
Fidelity VIP Balanced Service 2	16,836	2,410
Fidelity VIP Bond Index Port	588	95
Fidelity VIP Energy Service 2	1,345	401
Fidelity VIP Extended Market Index Portfolio	57	0	*
Fidelity VIP Fundsmanager 20% Service 2	1,263	674
Fidelity VIP Fundsmanager 60% Service 2	11	10
Fidelity VIP Fundsmanager 85% Service 2	531	1
Fidelity VIP Health Care Port Service 2	899	116
Fidelity VIP International Index Port	281	70
Fidelity VIP Target Volatility Service 2	43	2
Fidelity VIP Technology Initial	216	21
Fidelity VIP Total Market Index Port	1,777	207
Fidelity VIP Utilities Initial	102	35
Fidelity VIP Value Strategies Service 2	733	134
Franklin Dynatech VIP Fund	22,024	21,027
Franklin Income VIP CL 2	32,359	96,519
Franklin Multi-Asset Dynamic Multi-Strat VIT	887	17,383
Franklin Mutual Global Discovery VIP CL 2	626	794
Franklin Mutual Shares VIP CL 2	136,471	290,997
Franklin Rising Dividend VIP CL 2	265,143	279,531
Franklin Small Cap Value VIP CL 2	20,310	25,562
Franklin Small-Mid Cap Growth VIP CL 2	10,045	9,743
Franklin Strategic Income VIP CL 2	951	738
Franklin US Government Securities VIP CL 2	15,023	53,403
Goldman Sachs Global Trends Allocation Fund SC	1,796	1,399
Goldman Sachs International Equity Insights	1,125	2,578
Goldman Sachs International Equity Insights SC	5,845	8,928
Goldman Sachs Large Cap Value	4,196	5,210
Goldman Sachs Large Cap Value Fund SC	15,447	26,739
Goldman Sachs Mid Cap Value	1,000	939

(in thousands)

Subaccount	Purchases	Sales
Goldman Sachs Mid Cap Value SC	$92,959	$138,183
Goldman Sachs Small Cap Equity Insights	583	2,601
Goldman Sachs Small Cap Equity Insights SC	513	1,217
Goldman Sachs Strategic Growth	5,843	3,581
Goldman Sachs Strategic Growth SC	24,308	86,052
Goldman Sachs US Equity Insights	874	4,457
Goldman Sachs US Equity Insights SC	29	78
Goldman Sachs VIT Core Fixed Income Fund SC	1,818	2,885
Goldman Sachs VIT Mid Cap Growth Fund SC	6,467	10,628
Guggenheim Floating Rate Strategies (Series F)	1,065	1,172
Guggenheim Global Managed Futures Strategy	457	279
Guggenheim Long Short Equity	22	37
Guggenheim Multi-Hedge Strategies	129	183
Invesco V.I. American Franchise I	1,561	650
Invesco V.I. American Franchise II	920	273
Invesco V.I. American Value II	41,410	43,881
Invesco V.I. Balanced Risk Allocation II	12,023	11,695
Invesco V.I. Capital Appreciation Fund I	2,696	1,096
Invesco V.I. Capital Appreciation Fund II	11,901	36,183
Invesco V.I. Comstock I	1,380	3,501
Invesco V.I. Comstock II	55,413	79,645
Invesco V.I. Conservative Balance II	12,764	478
Invesco V.I. Discovery Mid Cap Growth Fund I	1,076	371
Invesco V.I. Discovery Mid Cap Growth Fund II	11,160	9,660
Invesco V.I. Equity and Income II	46,936	120,604
Invesco V.I. Global Fund I	1,359	750
Invesco V.I. Global Fund II	56,197	98,323
Invesco V.I. Global Real Estate II	10,603	20,287
Invesco V.I. Global Strategic Income Fund I	160	958
Invesco V.I. Global Strategic Income Fund II	3,760	28,543
Invesco V.I. Government Securities II	7,954	18,022
Invesco V.I. Growth & Income I	3,140	3,193
Invesco V.I. Growth & Income II	325,989	527,040
Invesco V.I. EQV International Equity Fund II	12,040	17,179
Invesco V.I. Main Street Fund I	2,950	1,114
Invesco V.I. Main Street Fund II	47,502	33,932
Invesco V.I. Main Street Small Cap Fund II	709	31
Invesco V.I. Small Cap Equity II	4,074	5,582
Invesco V.I. U.S. Government Money Portfolio I	2,993,579	1,662,890
Janus Henderson Balanced Service Class	772	2
Janus Henderson Forty - Service Class	77	13
Janus Henderson Global Technology - Service Class	49	13
Janus Henderson Overseas Portfolio - Service Class	47	12
Lord Abbett Bond Debenture VC	48,602	55,854
Lord Abbett Dividend Growth Fund	43,801	52,775
Lord Abbett Growth & Income VC	7,566	11,079
Lord Abbett Growth Opportunities VC	8,181	16,055
Lord Abbett Mid Cap Stock VC	7,721	14,841

(in thousands)

Subaccount	Purchases		Sales
Lord Abbett Series Fundamental Equity VC	$65,997		$144,919
Lord Abbett Series Short Duration Income VC	2,259		204
MFS Growth Series IC	935		860
MFS Growth Series SC	8,909		4,150
MFS Investors Trust IC	815		1,193
MFS Investors Trust SC	6,728		6,975
MFS New Discovery IC	803		419
MFS New Discovery SC	27,421		4,010
MFS Research IC	688		907
MFS Research SC	558		547
MFS Total Return IC	1,955		2,502
MFS Total Return SC	5,178		7,248
MFS Utilities IC	233		251
MFS Utilities SC	1,575		5,727
MFS VIT II Emerging Markets Equity SC	70		42
MFS VIT II International Value SC	2,131		2,254
MFS VIT II MA Investors Growth Stock IC	286		270
MFS VIT II MA Investors Growth Stock SC	4,958		4,060
MFS VIT Total Return Bond SC	17,080		38,194
MFS VIT Value SC	12,612		34,538
Morgan Stanley VIF Core Plus Fixed Income Portfolio	40		0	*
Morgan Stanley VIF Global Real Estate II	1,373		1,494
Morgan Stanley VIF Global Strategy Portfolio	17		0	*
PIMCO Income Advisor	499		197
PIMCO VIT All Asset Advisor	598		5,024
PIMCO VIT Commodity Real Return Strategy Advantage	6		0	*
PIMCO VIT Global Diversified Allocation Portfolio	2,628		1,301
PIMCO VIT High Yield Advance	238		154
PIMCO VIT Long-Term US Government Advisor	3,484		4,262
PIMCO VIT Low Duration Advisor	10,388		20,719
PIMCO VIT Real Return Advisor	23,697		36,559
PIMCO VIT Short-Term Advisor	17,769		13,745
PIMCO VIT Total Return Advisor	36,243		72,091
Protective Life Dynamic Allocation Series – Conservative	11,392		8,683
Protective Life Dynamic Allocation Series – Growth	7,588		11,383
Protective Life Dynamic Allocation Series – Moderate	198,541		25,888
Royce Capital Fund Micro-Cap SC	3,345		9,124
Royce Capital Fund Small-Cap SC	111,626		133,773
Rydex Commodities Strategy	2		4
Rydex Inverse Government Long Bond	0	*	3
T. Rowe Price All-Cap Opportunities Portfolio	794		304
T. Rowe Price Blue Chip Growth Portfolio II	5,189		944
T. Rowe Price Health Sciences Portfolio II	2,028		510
T. Rowe Price Moderate Allocation	390		17
Templeton Developing Markets VIP CL 2	942		477
Templeton Foreign VIP CL 2	17,806		13,602
Templeton Global Bond VIP Fund CL 2	3,512		36,388
Templeton Growth VIP CL 2	4,766		11,050
VanEck Global Hard Asset	4		37
Vanguard VIF Balanced	198		17
Vanguard VIF Capital Growth	181		83
Vanguard VIF Conservative Allocation	993		7

(in thousands)

Subaccount	Purchases	Sales
Vanguard VIF Diversified Val	$59	$65
Vanguard VIF Equity Income	251	46
Vanguard VIF Equity Index	711	48
Vanguard VIF Global Bond Index	107	17
Vanguard VIF Growth	786	26
Vanguard VIF High Yield Bond	86	32
Vanguard VIF International	447	14
Vanguard VIF Mid-Cap Index	355	72
Vanguard VIF Moderate Allocation	162	6
Vanguard VIF Money Market	2,013	467
Vanguard VIF Real Estate Index	163	12
Vanguard VIF Short Term Investment Grade	488	228
Vanguard VIF Total Bond Market Index	869	106
Vanguard VIF Total International Stock Market Index	731	13
Vanguard VIF Total Stock Mkt Index	1,142	83
Western Asset Core Plus VIT II	2,326	574

* The Subaccount’s activity did not round to one thousand

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

(in thousands)	2022				2021
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
AB VPS Growth And Income B	118	58		60	13	0	*	13
AB VPS Large Cap Growth B	986	72		914	76	5		71
AB VPS Small Cap Growth B	41	2		39	11	0	*	10
AB VPS Small/Mid Cap Value B	88	61		27	32	0	*	32
American Century VP Balanced I	8	0	*	8	N/A	N/A		N/A
American Funds IS Asset Allocation Class 2	1,044	1,016		28	999	407		592
American Funds IS Asset Allocation Class 4	419	560		(141)	865	234		631
American Funds IS Capital Income Builder Class 2	117	45		72	252	16		236
American Funds IS Capital Income Builder Class 4	176	196		(20)	118	66		52
American Funds IS Capital World Growth And Income Fund 2	54	27		27	225	31		194
American Funds IS Capital World Growth And Income Fund 4	37	39		(2)	86	30		55
American Funds IS Global Bond 2	59	1		58	N/A	N/A		N/A
American Funds IS Global Growth Class 2	1,374	443		931	1,343	650		693
American Funds IS Global Growth Class 4	304	226		78	184	148		36
American Funds IS Global Small Capitalization Class 2	180	45		135	203	30		173
American Funds IS Global Small Capitalization Class 4	18	1		17	3	5		(2)
American Funds IS Growth – Income Class 2	483	109		374	663	34		629
American Funds IS Growth – Income Class 4	320	341		(21)	236	135		101
American Funds IS Growth Class 2	1,133	209		924	1,255	151		1,104
American Funds IS Growth Class 4	412	780		(368)	1,074	459		615
American Funds IS High-Income Bond 2	62	6		56	2	-		2

(in thousands)	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
American Funds IS International Class 2	157		52		105	326	34		292
American Funds IS International Class 4	21		1		20	4	1		3
American Funds IS International Growth And Income 2	112		1		111	1	-		1
American Funds IS New World Class 2	160		59		101	308	33		275
American Funds IS New World Class 4	11		4		7	6	6		(0)*
American Funds IS The Bond Fund Of America 2	2,014		251		1,763	1,184	43		1,141
American Funds IS The Bond Fund Of America 4	374		222		152	336	103		232
American Funds IS U.S. Government Securities Fund 2	61		52		9	232	62		170
American Funds IS U.S. Government Securities Fund 4	69		111		(42)	117	319		(201)
American Funds IS Washington Mutual Investors Fund 2	514		338		176	981	148		834
American Funds IS Washington Mutual Investors Fund 4	83		69		14	40	26		13
Blackrock 60/40 Target Allocation ETF V.I. Fund	362		80		282	65	8		57
Blackrock Global Allocation V.I. III	1,517		84		1,433	92	8		84
Blackrock International V.I. I	62		13		49	8	-		8
Calvert VP SRI Balanced	0	*	9		(9)	4	7		(3)
Clearbridge Variable Dividend Strategy II	17		3		14	4	0	*	4
Clearbridge Variable Large Cap Growth II	17		10		7	11	1		11
ClearBridge Variable Mid Cap Portfolio Class II	2,384		3,348		(964)	234	540		(307)
ClearBridge Variable Small Cap Growth II	810		864		(54)	274	391		(117)
Columbia VP Balanced 2	173		124		49	141	1		140
Columbia VP Emerging Markets Bond 2	13		0	*	13	N/A	N/A		N/A
Columbia VP Intermediate Bond 2	86		12		74	36	0	*	36
Columbia VP Limited Duration Credit 2	50		24		26	2	-		2
Columbia VP Select Mid Cap Value 2	58		6		52	7	0	*	7
Columbia VP Strategic Income 2	661		27		634	40	1		39
DFA VA Equity Allocation Portfolio Instl	7		0	*	7	2	0	*	2
DFA VA Global Bond	23		5		18	70	0	*	70
DFA VA Global Moderate Allocation Instl	24		9		15	28	0	*	28
DFA VA International Small	31		1		30	27	0	*	27
DFA VA International Value	45		3		42	31	0	*	30
DFA VA Short-Term Fixed	56		9		47	43	0	*	43
DFA VA US Large Value	76		11		65	93	1		92
DFA VA US Targeted Value	35		3		32	37	1		36
Fidelity Contrafund Portfolio SC2	7,986		11,853		(3,867)	1,172	1,798		(627)
Fidelity Equity Income SC2	11		41		(30)	13	52		(39)
Fidelity Freedom Fund - 2015 Maturity SC2	1		12		(11)	16	4		12
Fidelity Freedom Fund - 2020 Maturity SC2	1		2		(1)	15	25		(10)
Fidelity Growth Portfolio SC2	5		13		(8)	5	10		(5)
Fidelity Index 500 Portfolio SC2	14,800		28,638		(13,838)	3,315	3,338		(23)
Fidelity Investment Grade Bonds SC2	2,699		3,166		(467)	4,964	2,299		2,665
Fidelity Mid Cap SC2	11,100		15,491		(4,391)	486	2,637		(2,150)
Fidelity VIP Asset Manager Growth Service 2	9		0	*	9	N/A	N/A		N/A
Fidelity VIP Asset Manager Service 2	12		6		6	7	0	*	7
Fidelity VIP Balanced Service 2	1,962		361		1,601	404	9		395
Fidelity VIP Bond Index Port	67		11		56	2	-		2
Fidelity VIP Energy Service 2	83		25		58	30	3		26
Fidelity VIP Extended Market Index Portfolio	7		0	*	7	N/A	N/A		N/A
Fidelity VIP Fundsmanager 20% Service 2	125		69		56	55	1		54
Fidelity VIP Fundsmanager 60% Service 2	1		1		-	N/A	N/A		N/A
Fidelity VIP Fundsmanager 85% Service 2	59		0	*	59	N/A	N/A		N/A

(in thousands)	2022				2021
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Fidelity VIP Health Care Port Service 2	169	84		85	20	2		18
Fidelity VIP International Index Port	32	7		25	2	-		2
Fidelity VIP Target Volatility Service 2	4	0	*	4	6	0	*	6
Fidelity VIP Technology Initial	28	3		25	N/A	N/A		N/A
Fidelity VIP Total Market Index Port	195	23		172	N/A	N/A		N/A
Fidelity VIP Utilities Initial	9	3		6	N/A	N/A		N/A
Fidelity VIP Value Strategies Service 2	72	13		59	N/A	N/A		N/A
Franklin Dynatech VIP Fund	2,176	2,203		(27)	640	371		269
Franklin Income VIP CL 2	4,481	8,187		(3,706)	505	1,462		(957)
Franklin Multi-Asset Dynamic Multi-Strat VIT	63	1,527		(1,464)	101	203		(102)
Franklin Mutual Global Discovery VIP CL 2	23	65		(42)	180	40		140
Franklin Mutual Shares VIP CL 2	18,637	28,315		(9,678)	1,296	6,198		(4,903)
Franklin Rising Dividend VIP CL 2	12,900	13,879		(979)	752	2,048		(1,296)
Franklin Small Cap Value VIP CL 2	1,141	1,509		(368)	293	598		(305)
Franklin Small-Mid Cap Growth VIP CL 2	1,086	1,214		(128)	260	504		(245)
Franklin Strategic Income VIP CL 2	72	70		2	161	43		118
Franklin US Government Securities VIP CL 2	1,449	5,557		(4,108)	6,481	4,826		1,655
Goldman Sachs Global Trends Allocation Fund SC	137	112		25	69	82		(13)
Goldman Sachs International Equity Insights	56	150		(94)	32	187		(155)
Goldman Sachs International Equity Insights SC	1,025	1,306		(281)	266	824		(558)
Goldman Sachs Large Cap Value	22	129		(107)	24	172		(148)
Goldman Sachs Large Cap Value Fund SC	463	1,300		(837)	42	872		(830)
Goldman Sachs Mid Cap Value	3	22		(19)	14	26		(12)
Goldman Sachs Mid Cap Value SC	6,061	8,421		(2,360)	223	1,371		(1,148)
Goldman Sachs Small Cap Equity Insights	9	40		(31)	10	68		(58)
Goldman Sachs Small Cap Equity Insights SC	31	55		(24)	14	114		(100)
Goldman Sachs Strategic Growth	30	59		(29)	20	101		(82)
Goldman Sachs Strategic Growth SC	4,821	6,548		(1,727)	229	997		(768)
Goldman Sachs US Equity Insights	9	58		(49)	11	60		(50)
Goldman Sachs US Equity Insights SC	1	2		(1)	2	4		(2)
Goldman Sachs VIT Core Fixed Income Fund SC	214	330		(116)	657	245		413
Goldman Sachs VIT Mid Cap Growth Fund SC	628	770		(142)	101	365		(264)
Guggenheim Floating Rate Strategies (Series F)	95	104		(9)	47	77		(31)
Guggenheim Global Managed Futures Strategy	38	24		14	8	160		(153)
Guggenheim Long Short Equity	2	3		(1)	5	7		(3)
Guggenheim Multi-Hedge Strategies	10	15		(5)	7	53		(47)
Invesco V.I. American Franchise I	8	33		(25)	4	66		(62)
Invesco V.I. American Franchise II	5	10		(5)	2	19		(17)
Invesco V.I. American Value II	2,398	3,024		(626)	740	1,068		(328)
Invesco V.I. Balanced Risk Allocation II	416	756		(340)	401	696		(295)
Invesco V.I. Capital Appreciation Fund I	3	21		(18)	4	17		(13)
Invesco V.I. Capital Appreciation Fund II	2,199	3,093		(894)	80	361		(281)
Invesco V.I. Comstock I	8	72		(64)	19	85		(66)
Invesco V.I. Comstock II	2,552	3,367		(815)	367	1,284		(917)
Invesco V.I. Conservative Balance II	1,414	85		1,329	109	2		107
Invesco V.I. Discovery Mid Cap Growth Fund I	3	8		(5)	4	13		(9)
Invesco V.I. Discovery Mid Cap Growth Fund II	1,063	1,367		(304)	66	299		(233)
Invesco V.I. Equity and Income II	6,667	10,401		(3,734)	285	1,516		(1,231)
Invesco V.I. Global Fund I	3	12		(9)	5	17		(13)
Invesco V.I. Global Fund II	8,506	10,956		(2,450)	185	1,602		(1,417)

(in thousands)	2022				2021
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Invesco V.I. Global Real Estate II	1,776	2,491		(715)	183		194		(12)
Invesco V.I. Global Strategic Income Fund I	9	44		(35)	15		48		(33)
Invesco V.I. Global Strategic Income Fund II	892	2,376		(1,484)	2,434		2,203		231
Invesco V.I. Government Securities II	810	1,901		(1,091)	3,470		1,345		2,125
Invesco V.I. Growth & Income I	9	77		(68)	26		96		(70)
Invesco V.I. Growth & Income II	22,313	30,586		(8,273)	205		5,161		(4,957)
Invesco V.I. EQV International Equity Fund II	5,506	6,010		(504)	2,242		4,179		(1,938)
Invesco V.I. Main Street Fund I	5	28		(23)	3		28		(24)
Invesco V.I. Main Street Fund II	1,528	2,173		(645)	1,128		674		454
Invesco V.I. Main Street Small Cap Fund II	73	5		68	9		-		9
Invesco V.I. Small Cap Equity II	726	896		(170)	193		320		(127)
Invesco V.I. U.S. Government Money Portfolio I	851,095	663,318		187,777	49,698		35,473		14,225
Janus Henderson Balanced Service Class	87	1		86	N/A		N/A		N/A
Janus Henderson Forty - Service Class	10	2		8	N/A		N/A		N/A
Janus Henderson Global Technology - Service Class	6	2		4	N/A		N/A		N/A
Janus Henderson Overseas Portfolio - Service Class	5	2		3	N/A		N/A		N/A
Lord Abbett Bond Debenture VC	3,250	3,860		(610)	5,116		3,366		1,750
Lord Abbett Dividend Growth Fund	2,004	2,680		(676)	794		624		170
Lord Abbett Growth & Income VC	141	424		(283)	27		434		(407)
Lord Abbett Growth Opportunities VC	3,819	4,135		(316)	258		1,210		(952)
Lord Abbett Mid Cap Stock VC	576	952		(376)	101		416		(315)
Lord Abbett Series Fundamental Equity VC	8,133	12,025		(3,892)	103		1,697		(1,594)
Lord Abbett Series Short Duration Income VC	232	23		209	50		27		24
MFS Growth Series IC	6	14		(8)	5		20		(15)
MFS Growth Series SC	118	121		(3)	43		236		(193)
MFS Investors Trust IC	1	27		(26)	3		24		(21)
MFS Investors Trust SC	37	201		(164)	19		356		(337)
MFS New Discovery IC	2	6		(4)	4		7		(3)
MFS New Discovery SC	236	138		98	45		222		(177)
MFS Research IC	1	19		(18)	3		21		(17)
MFS Research SC	3	12		(9)	6		20		(13)
MFS Total Return IC	9	66		(57)	21		86		(66)
MFS Total Return SC	28	245		(217)	79		244		(164)
MFS Utilities IC	2	4		(2)	0	*	7		(7)
MFS Utilities SC	9	147		(138)	28		123		(95)
MFS VIT II Emerging Markets Equity SC	5	4		1	2		4		(2)
MFS VIT II International Value SC	103	140		(37)	40		197		(157)
MFS VIT II MA Investors Growth Stock IC	3	11		(8)	3		13		(10)
MFS VIT II MA Investors Growth Stock SC	54	189		(135)	14		328		(315)
MFS VIT Total Return Bond SC	1,334	3,805		(2,471)	3,723		3,932		(208)
MFS VIT Value SC	68	1,101		(1,033)	101		1,419		(1,318)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	4	-		4	N/A		N/A		N/A
Morgan Stanley VIF Global Real Estate II	101	131		(30)	40		119		(79)
Morgan Stanley VIF Global Strategy Portfolio	2	0	*	2	N/A		N/A		N/A
PIMCO Income Advisor	54	24		30	47		11		36
PIMCO VIT All Asset Advisor	470	813		(343)	38		100		(61)
PIMCO VIT Commodity Real Return Strategy Advantage	1	0	*	1	N/A		N/A		N/A
PIMCO VIT Global Diversified Allocation Portfolio	61	107		(46)	66		91		(25)
PIMCO VIT High Yield Advance	25	17		8	13		0	*	12

(in thousands)	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
PIMCO VIT Long-Term US Government Advisor	303		363		(60)	644		503		140
PIMCO VIT Low Duration Advisor	1,097		2,212		(1,115)	3,731		1,436		2,296
PIMCO VIT Real Return Advisor	1,043		3,352		(2,309)	3,165		2,980		185
PIMCO VIT Short-Term Advisor	1,866		1,490		376	1,449		1,308		141
PIMCO VIT Total Return Advisor	4,075		7,864		(3,789)	11,476		8,052		3,424
Protective Life Dynamic Allocation Series – Conservative	966		764		202	1,100		859		241
Protective Life Dynamic Allocation Series – Growth	590		845		(255)	194		830		(636)
Protective Life Dynamic Allocation Series – Moderate	19,869		3,564		16,305	19,120		2,030		17,090
Royce Capital Fund Micro-Cap SC	1,183		1,640		(457)	98		526		(428)
Royce Capital Fund Small-Cap SC	14,009		15,482		(1,473)	307		2,649		(2,342)
Rydex Commodities Strategy	0	*	1		(1)	-		1		(1)
Rydex Inverse Government Long Bond	0	*	0	*	(0)*	0	*	0	*	0 *
T. Rowe Price All-Cap Opportunities Portfolio	86		34		52	10		-		10
T. Rowe Price Blue Chip Growth Portfolio II	721		159		562	242		6		235
T. Rowe Price Health Sciences Portfolio II	249		78		171	99		5		94
T. Rowe Price Moderate Allocation	45		2		43	N/A		N/A		N/A
Templeton Developing Markets VIP CL 2	1,787		1,766		21	675		1,453		(778)
Templeton Foreign VIP CL 2	3,274		2,997		277	990		2,673		(1,683)
Templeton Global Bond VIP Fund CL 2	827		3,628		(2,801)	4,062		2,705		1,358
Templeton Growth VIP CL 2	1,731		2,117		(386)	521		1,869		(1,347)
VanEck Global Hard Asset	0	*	1		(1)	-		2		(2)
Vanguard VIF Balanced	10		1		9	60		0	*	59
Vanguard VIF Capital Growth	11		6		5	15		2		13
Vanguard VIF Conservative Allocation	94		0	*	94	30		0	*	30
Vanguard VIF Diversified Val	4		4		-	6		1		5
Vanguard VIF Equity Income	11		3		8	47		3		44
Vanguard VIF Equity Index	53		3		50	61		1		60
Vanguard VIF Global Bond Index	12		2		10	15		1		14
Vanguard VIF Growth	48		2		46	50		1		49
Vanguard VIF High Yield Bond	8		3		5	11		0	*	10
Vanguard VIF International	37		1		36	45		3		42
Vanguard VIF Mid-Cap Index	20		5		15	56		4		52
Vanguard VIF Moderate Allocation	10		0	*	10	63		13		50
Vanguard VIF Money Market	200		47		153	117		84		32
Vanguard VIF Real Estate Index	11		1		10	20		1		18
Vanguard VIF Short Term Investment Grade	48		23		25	145		5		141
Vanguard VIF Total Bond Market Index	96		12		84	94		5		88
Vanguard VIF Total International Stock Market Index	65		1		64	43		1		42
Vanguard VIF Total Stock Mkt Index	82		6		76	61		3		57
Western Asset Core Plus VIT II	267		73		194	232		5		227

* The Subaccount’s activity did not round to one thousand

“N/A” indicates not applicable

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily charge amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of the variable account

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $50 annually

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.65% of the average daily net assets of the variable account

Deferred Sales Charge
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 0.70% of cumulative purchase contributions

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.50% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any contract year

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.10% - 2.20% of benefit base 0.15% - 0.45% of asset base 1.0% - 2.2% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

The Company offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2022 were as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

AB VPS Growth And Income B
2022	73	$9.75	$11.06	$745	0.99%	0.75%	1.30%	(5.13)%	(5.66)%
2021	13	11.75	11.72	147	0.35%	1.00%	1.30%	5.26%	4.99%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
AB VPS Large Cap Growth B
2022	984	9.44	9.27	7,458	0.00%	0.30%	1.30%	(28.90)%	(29.61)%
2021	71	10.37	13.17	857	0.00%	0.75%	1.30%	(6.33)%	18.92%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
AB VPS Small Cap Growth B
2022	49	6.45	6.33	299	0.00%	0.30%	1.30%	(39.45)%	(40.05)%
2021	10	10.65	10.56	110	0.00%	0.30%	1.30%	11.44%	10.52%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

AB VPS Small/Mid Cap Value B
2022	58	$8.73	$9.43	$512	0.44%	0.75%	1.30%	(16.45)%	(16.91)%
2021	32	11.37	11.34	358	0.56%	1.00%	1.30%	5.35%	5.09%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
American Century VP Balanced I
2022	8	8.82	8.82	71	1.54%	1.20%	1.20%	(4.05)%	(4.05)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
American Funds IS Asset Allocation Class 2
2022	4,193	24.70	22.23	81,196	1.78%	0.60%	1.70%	(13.92)%	(14.87)%
2021	4,164	28.70	26.12	100,498	1.58%	0.60%	1.70%	14.41%	13.15%
2020	3,572	11.78	32.86	85,665	1.57%	0.60%	1.70%	10.55%	11.78%
2019	3,490	20.77	29.46	79,883	1.96%	0.60%	1.70%	19.17%	20.50%
2018	3,522	17.35	24.50	67,844	1.63%	0.60%	1.70%	(6.23)%	(5.18)%
American Funds IS Asset Allocation Class 4
2022	2,215	13.92	14.44	30,864	1.59%	1.00%	1.30%	(14.52)%	(14.78)%
2021	2,356	16.28	16.95	38,782	1.52%	1.00%	1.30%	13.69%	13.35%
2020	1,725	14.32	14.95	25,063	1.59%	1.00%	1.30%	10.70%	11.04%
2019	1,073	12.90	13.51	14,139	2.00%	1.00%	1.30%	19.36%	19.72%
2018	611	10.77	11.32	6,793	1.64%	1.00%	1.30%	(6.08)%	(5.79)%
American Funds IS Capital Income Builder Class 2
2022	611	11.46	12.55	7,250	2.82%	0.75%	0.90%	(7.82)%	(7.96)%
2021	539	12.43	13.64	6,985	3.01%	0.75%	0.90%	14.08%	13.91%
2020	304	10.90	11.98	3,559	2.70%	0.75%	0.90%	3.54%	3.70%
2019	225	11.57	11.57	2,607	2.96%	0.90%	0.90%	16.83%	16.83%
2018	208	9.90	9.90	2,061	3.78%	0.90%	0.90%	7.92%	7.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Funds IS Capital Income Builder Class 4
2022	520	$11.60	$12.09	$6,478	2.50%	0.30%	1.30%	(7.65)%	(8.58)%
2021	540	12.56	13.23	7,377	2.57%	0.30%	1.30%	14.34%	13.19%
2020	488	11.69	12.33	5,878	2.87%	1.00%	1.30%	2.76%	3.07%
2019	290	11.37	11.96	3,369	2.62%	1.00%	1.30%	16.09%	16.44%
2018	169	9.80	10.27	1,673	3.32%	1.00%	1.30%	(8.46)%	(8.18)%
American Funds IS Capital World Growth And Income Fund 2
2022	535	10.92	13.65	6,143	2.23%	0.75%	0.90%	(17.95)%	(18.08)%
2021	508	13.30	16.66	7,143	1.93%	0.75%	0.90%	13.92%	13.74%
2020	314	11.68	14.65	4,029	1.34%	0.75%	0.90%	7.75%	7.92%
2019	155	10.82	13.59	1,990	1.80%	0.75%	0.90%	4.92%	29.96%
2018	98	10.46	10.46	1,026	2.83%	0.90%	0.90%	(10.45)%	10.45%
American Funds IS Capital World Growth And Income Fund 4
2022	218	11.07	13.15	2,977	1.95%	0.30%	1.30%	(17.82)%	(18.64)%
2021	221	13.47	16.16	3,791	1.63%	0.30%	1.30%	14.12%	12.98%
2020	166	14.30	15.35	2,519	0.97%	1.00%	1.30%	7.14%	7.46%
2019	169	13.35	14.28	2,390	2.11%	1.00%	1.30%	29.03%	29.43%
2018	102	10.35	11.03	1,122	2.52%	1.00%	1.30%	(11.07)%	(10.79)%
American Funds IS Global Bond 2
2022	59	7.90	7.90	463	0.34%	0.75%	0.75%	(18.31)%	(18.31)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
American Funds IS Global Growth Class 2
2022	6,061	12.29	16.86	90,605	0.64%	0.75%	0.90%	(25.30)%	(25.41)%
2021	5,130	16.46	22.60	105,373	0.34%	0.75%	0.90%	15.55%	15.37%
2020	4,437	14.24	19.59	84,204	0.33%	0.75%	0.90%	29.29%	29.49%
2019	4,697	11.00	15.15	71,124	1.15%	0.75%	0.90%	4.68%	34.06%
2018	4,911	11.30	11.30	55,496	0.73%	0.90%	0.90%	(9.87)%	(9.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Funds IS Global Growth Class 4
2022	952	$10.30	$16.04	$14,451	0.40%	0.30%	1.30%	(25.14)%	(25.89)%
2021	874	13.76	21.64	18,614	0.22%	0.30%	1.30%	15.79%	14.63%
2020	838	18.40	18.88	15,643	0.15%	1.00%	1.30%	28.48%	28.87%
2019	747	14.28	14.69	10,918	1.00%	1.00%	1.30%	33.12%	33.53%
2018	696	10.69	11.04	7,656	0.58%	1.00%	1.30%	(10.42)%	(10.15)%
American Funds IS Global Small Capitalization Class 2
2022	592	10.49	12.26	6,483	0.00%	0.75%	0.90%	(30.08)%	(30.19)%
2021	457	15.00	17.55	7,236	0.00%	0.75%	0.90%	5.94%	5.78%
2020	284	14.16	16.60	4,409	0.13%	0.75%	0.90%	28.56%	28.75%
2019	188	11.00	12.91	2,383	0.16%	0.75%	0.90%	4.01%	30.34%
2018	138	9.90	9.90	1,368	0.10%	1.30%	1.30%	(11.36)%	(11.36)%
American Funds IS Global Small Capitalization Class 4
2022	34	9.68	11.66	392	0.00%	0.30%	1.30%	(29.90)%	(30.60)%
2021	17	13.81	16.80	283	0.00%	0.30%	1.30%	6.11%	5.04%
2020	20	15.99	15.99	314	0.12%	1.30%	1.30%	27.71%	27.71%
2019	19	12.52	12.52	243	0.01%	1.30%	1.30%	29.54%	29.54%
2018	28	9.67	9.67	270	0.03%	1.30%	1.30%	(11.97)%	(11.97)%
American Funds IS Growth – Income Class 2
2022	1,291	12.42	15.90	16,383	1.40%	0.75%	0.90%	(17.12)%	(17.24)%
2021	916	14.99	19.22	14,196	1.39%	0.75%	0.90%	23.17%	22.98%
2020	287	12.17	15.63	3,905	1.42%	0.75%	0.90%	12.52%	12.69%
2019	114	10.80	13.89	1,582	1.82%	0.75%	0.90%	3.72%	25.00%
2018	96	11.11	11.11	1,071	2.37%	0.90%	0.90%	(2.67)%	(2.67)%
American Funds IS Growth – Income Class 4
2022	909	11.77	15.32	14,625	1.02%	0.30%	1.30%	(16.96)%	(17.79)%
2021	929	14.18	18.63	18,344	1.00%	0.30%	1.30%	23.43%	22.19%
2020	828	15.25	16.27	13,411	1.48%	1.00%	1.30%	11.78%	12.12%
2019	518	13.64	14.51	7,471	1.93%	1.00%	1.30%	24.22%	24.60%
2018	268	10.98	11.65	3,102	1.89%	1.00%	1.30%	(3.34)%	(3.04)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Funds IS Growth Class 2
2022	3,276	$14.00	$22.28	$51,021	0.33%	0.75%	0.90%	(30.46)%	(30.57)%
2021	2,353	20.14	32.09	54,975	0.25%	0.75%	0.90%	21.08%	20.89%
2020	1,249	15.99	26.54	27,688	0.28%	0.75%	0.90%	50.71%	50.94%
2019	824	11.02	17.61	14,503	0.78%	0.75%	0.90%	4.22%	29.60%
2018	791	13.59	13.59	10,752	0.50%	0.90%	0.90%	(1.15)%	(1.15)%
American Funds IS Growth Class 4
2022	2,121	10.87	21.19	37,934	0.09%	0.30%	1.30%	(30.32)%	(31.02)%
2021	2,489	15.60	30.73	67,204	0.07%	0.30%	1.30%	21.32%	20.10%
2020	1,874	12.86	25.58	41,912	0.31%	0.30%	1.30%	49.75%	50.20%
2019	986	14.79	17.08	14,785	0.69%	1.00%	1.30%	28.75%	29.14%
2018	486	11.45	13.27	5,703	0.34%	1.00%	1.30%	(1.80)%	(1.50)%
American Funds IS High-Income Bond 2
2022	59	9.07	9.07	535	14.04%	0.75%	0.75%	(9.94)%	(9.94)%
2021	2	10.08	10.08	25	0.00%	0.75%	0.75%	0.00%	0.00%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
American Funds IS International Class 2
2022	932	9.36	10.59	9,242	1.71%	0.75%	0.90%	(21.38)%	(21.50)%
2021	827	11.90	13.49	10,508	2.95%	0.75%	0.90%	(2.23)%	(2.38)%
2020	535	12.17	13.82	7,211	0.61%	0.75%	0.90%	12.95%	13.12%
2019	420	10.76	12.24	5,144	1.55%	0.75%	0.90%	4.35%	21.78%
2018	385	10.05	10.05	3,871	2.15%	0.90%	0.90%	(13.92)%	(13.92)%
American Funds IS International Class 4
2022	53	9.52	10.08	535	1.64%	0.30%	1.30%	(21.26)%	(22.05)%
2021	33	12.09	12.93	420	2.46%	0.30%	1.30%	(2.01)%	(2.99)%
2020	29	13.32	13.32	392	0.39%	1.30%	1.30%	12.18%	12.18%
2019	30	11.88	11.88	351	1.41%	1.30%	1.30%	21.07%	21.07%
2018	18	9.81	9.81	181	2.44%	1.30%	1.30%	(14.54)%	(14.54)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Funds IS International Growth And Income 2
2022	112	$8.16	$8.16	$913	5.60%	0.75%	0.75%	(15.88)%	(15.88)%
2021	1	9.71	9.71	10	0.00%	0.75%	0.75%	1.08%	1.08%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
American Funds IS New World Class 2
2022	760	10.71	13.02	8,784	1.29%	0.75%	0.90%	(22.68)%	(22.80)%
2021	659	13.85	16.86	9,954	0.99%	0.75%	0.90%	4.14%	3.98%
2020	384	13.30	16.22	5,933	0.06%	0.75%	0.90%	22.47%	22.66%
2019	320	10.84	13.24	4,201	0.99%	0.75%	0.90%	4.19%	27.98%
2018	285	10.35	10.35	2,944	1.01%	0.90%	0.90%	(14.82)%	(14.82)%
American Funds IS New World Class 4
2022	30	9.91	12.39	337	1.01%	0.30%	1.30%	(22.49)%	(23.26)%
2021	23	12.79	16.15	362	0.65%	0.30%	1.30%	4.32%	3.27%
2020	23	15.64	15.64	366	0.03%	1.30%	1.30%	21.69%	21.69%
2019	19	12.85	12.85	250	0.94%	1.30%	1.30%	27.14%	27.14%
2018	8	10.11	10.11	80	0.80%	1.30%	1.30%	(15.37)%	(15.37)%
American Funds IS The Bond Fund Of America 2
2022	3,461	9.41	10.09	32,758	3.58%	0.75%	0.90%	(13.23)%	(13.36)%
2021	1,698	10.85	11.64	18,660	1.90%	0.75%	0.90%	(1.05)%	(1.20)%
2020	557	10.96	11.79	6,314	2.42%	0.75%	0.90%	8.75%	8.91%
2019	261	10.06	10.84	2,829	2.79%	0.75%	0.90%	0.27%	8.37%
2018	218	10.00	10.00	2,182	3.56%	0.90%	0.90%	(1.61)%	(1.61)%
American Funds IS The Bond Fund Of America 4
2022	867	8.81	9.71	8,478	2.90%	0.30%	1.30%	(13.01)%	(13.88)%
2021	715	10.13	11.28	8,143	1.41%	0.30%	1.30%	(0.88)%	(1.88)%
2020	482	11.49	11.73	5,619	2.34%	1.00%	1.30%	7.96%	8.29%
2019	201	10.65	10.83	2,164	2.87%	1.00%	1.30%	7.66%	7.99%
2018	122	9.89	10.03	1,219	3.39%	1.00%	1.30%	(2.18)%	(1.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Funds IS U.S. Government Securities Fund 2
2022	346	$9.51	$9.81	$3,304	3.76%	0.75%	0.90%	(11.62)%	(11.75)%
2021	336	10.76	11.12	3,644	1.68%	0.75%	0.90%	(1.37)%	(1.52)%
2020	167	10.91	11.29	1,846	1.84%	0.75%	0.90%	8.82%	8.98%
2019	57	10.38	10.38	586	2.28%	0.90%	0.90%	4.37%	4.37%
2018	42	9.94	9.94	414	3.02%	0.90%	0.90%	(0.18)%	(0.18)%
American Funds IS U.S. Government Securities Fund 4
2022	424	8.80	9.45	4,042	3.24%	0.30%	1.30%	(11.46)%	(12.35)%
2021	466	9.94	10.78	5,068	0.90%	0.30%	1.30%	(1.17)%	(2.16)%
2020	667	11.02	11.21	7,444	2.57%	1.00%	1.30%	8.06%	8.39%
2019	80	10.20	10.34	817	2.18%	1.00%	1.30%	3.78%	4.09%
2018	51	9.83	9.94	500	2.75%	1.00%	1.30%	(0.81)%	(0.51)%
American Funds IS Washington Mutual Investors Fund 2
2022	2,557	13.54	17.29	38,161	1.90%	0.75%	0.90%	(9.14)%	(9.27)%
2021	2,381	14.91	19.06	39,893	1.64%	0.75%	0.90%	26.82%	26.63%
2020	1,548	11.75	15.05	21,924	1.71%	0.75%	0.90%	7.71%	7.87%
2019	1,138	10.90	13.97	15,902	2.16%	0.75%	0.90%	4.28%	20.29%
2018	1,028	11.62	11.62	11,948	2.13%	0.90%	0.90%	(9.48)%	(9.48)%
American Funds IS Washington Mutual Investors Fund 4
2022	195	13.52	16.46	3,041	1.68%	0.30%	1.30%	(8.96)%	(9.87)%
2021	182	14.85	18.26	3,297	1.32%	0.30%	1.30%	27.13%	25.86%
2020	168	14.51	14.51	2,441	1.50%	1.30%	1.30%	7.06%	7.06%
2019	136	13.55	13.55	1,837	2.06%	1.30%	1.30%	19.46%	19.46%
2018	104	11.35	11.35	1,176	1.98%	1.30%	1.30%	(10.11)%	(10.11)%
Blackrock 60/40 Target Allocation ETF V.I. Fund
2022	340	8.57	9.20	2,986	3.22%	0.75%	1.30%	(15.67)%	(16.14)%
2021	57	11.00	10.97	629	1.62%	1.00%	1.30%	3.22%	2.96%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Blackrock Global Allocation V.I. III
2022	1,517	$8.85	$8.69	$12,534	0.00%	0.30%	1.30%	(16.32)%	(17.16)%
2021	84	9.85	10.49	862	0.40%	0.75%	1.30%	(5.82)%	0.34%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Blackrock International V.I. I
2022	57	7.71	7.03	405	1.43%	0.30%	0.75%	(24.84)%	(25.18)%
2021	8	9.39	9.39	75	0.00%	0.75%	0.75%	0.00%	0.00%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Calvert VP SRI Balanced
2022	38	25.17	27.55	1,079	1.03%	0.85%	1.55%	(16.13)%	(16.72)%
2021	46	30.02	33.08	1,595	1.16%	0.85%	1.55%	14.14%	13.34%
2020	49	26.30	31.15	1,488	1.48%	0.85%	1.55%	13.48%	14.28%
2019	50	23.01	27.37	1,337	1.57%	0.85%	1.55%	22.48%	23.35%
2018	53	18.66	22.28	1,159	1.84%	0.85%	1.55%	(4.18)%	(3.50)%
Clearbridge Variable Dividend Strategy II
2022	18	11.44	11.23	203	1.95%	0.30%	1.30%	(8.51)%	(9.42)%
2021	4	12.43	12.40	45	0.98%	1.00%	1.30%	10.96%	10.68%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Clearbridge Variable Large Cap Growth II
2022	18	8.33	8.28	147	0.00%	1.00%	1.30%	(33.09)%	(33.29)%
2021	11	12.45	12.42	131	0.00%	1.00%	1.30%	13.64%	13.36%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

ClearBridge Variable Mid Cap Portfolio Class II
2022	1,068	$31.33	$20.77	$24,485	0.06%	0.60%	1.75%	(25.95)%	(26.80)%
2021	2,032	42.31	28.37	66,543	0.03%	0.60%	1.75%	27.62%	26.14%
2020	2,339	12.27	33.16	62,964	0.03%	0.60%	1.75%	13.09%	14.41%
2019	2,806	19.89	28.98	66,938	0.50%	0.60%	1.75%	30.33%	31.86%
2018	1,304	15.26	21.98	25,104	0.11%	0.60%	1.75%	(14.33)%	(13.32)%
ClearBridge Variable Small Cap Growth II
2022	486	10.41	26.34	12,106	0.00%	0.30%	1.75%	(29.22)%	(30.25)%
2021	540	14.71	37.77	20,778	0.00%	0.30%	1.75%	11.98%	10.35%
2020	657	15.32	52.71	26,813	0.00%	0.60%	1.75%	40.42%	42.05%
2019	847	24.38	37.10	25,189	0.00%	0.60%	1.75%	24.34%	25.79%
2018	493	19.60	29.49	12,305	0.00%	0.60%	1.75%	1.39%	2.59%
Columbia VP Balanced 2
2022	188	8.32	9.11	1,668	0.00%	0.75%	1.30%	(17.49)%	(17.94)%
2021	140	11.13	11.10	1,552	0.00%	1.00%	1.30%	5.38%	5.12%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Columbia VP Emerging Markets Bond 2
2022	13	8.06	8.06	106	3.30%	0.75%	0.75%	(16.79)%	(16.79)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Columbia VP Intermediate Bond 2
2022	109	8.26	8.11	890	3.65%	0.30%	1.30%	(17.47)%	(18.29)%
2021	36	9.95	9.93	357	0.79%	1.00%	1.30%	(0.89)%	(1.14)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Columbia VP Limited Duration Credit 2
2022	28	$9.29	$9.12	$259	0.62%	0.30%	1.30%	(6.64)%	(7.57)%
2021	2	9.95	9.89	17	0.15%	0.30%	1.00%	(1.09)%	(1.66)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Columbia VP Select Mid Cap Value 2
2022	59	10.65	10.52	596	0.00%	0.30%	1.00%	(9.93)%	(10.56)%
2021	7	11.83	11.76	83	0.00%	0.30%	1.00%	13.40%	12.76%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Columbia VP Strategic Income 2
2022	673	8.68	8.70	5,875	2.23%	0.75%	1.30%	(12.18)%	(12.66)%
2021	39	9.88	9.96	389	0.38%	0.75%	1.30%	(1.47)%	(0.66)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA Equity Allocation Portfolio Instl
2022	8	13.30	13.30	108	3.02%	0.30%	0.30%	(13.94)%	(13.94)%
2021	2	15.46	15.46	25	2.01%	0.30%	0.30%	8.40%	8.40%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA Global Bond
2022	88	9.25	9.25	817	1.76%	0.30%	0.30%	(6.61)%	(6.61)%
2021	70	9.90	9.90	696	0.71%	0.30%	0.30%	(1.31)%	(1.31)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

DFA VA Global Moderate Allocation Instl
2022	43	$11.68	$11.68	$501	1.74%	0.30%	0.30%	(11.22)%	(11.22)%
2021	28	13.16	13.16	369	1.42%	0.30%	0.30%	10.82%	10.82%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA International Small
2022	57	11.89	11.89	672	3.33%	0.30%	0.30%	(17.89)%	(17.89)%
2021	27	14.48	14.48	395	4.86%	0.30%	0.30%	14.22%	14.22%
2020	-	12.68	12.68	1,901	0.00%	0.30%	0.30%	16.67%	16.67%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA International Value
2022	73	13.88	13.88	1,016	5.32%	0.30%	0.30%	(3.75)%	(3.75)%
2021	31	14.42	14.42	444	7.49%	0.30%	0.30%	17.76%	17.76%
2020	-	12.25	12.25	3,773	0.00%	0.30%	0.30%	17.27%	17.27%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA Short-Term Fixed
2022	92	9.79	9.79	900	1.44%	0.30%	0.30%	(1.45)%	(1.45)%
2021	45	9.94	9.94	445	0.01%	0.30%	0.30%	(0.49)%	(0.49)%
2020	2	9.99	9.99	18,246	0.59%	0.30%	0.30%	(0.09)%	(0.09)%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
DFA VA US Large Value
2022	159	14.94	14.94	2,370	2.77%	0.30%	0.30%	(5.16)%	(5.16)%
2021	93	15.76	15.76	1,472	3.13%	0.30%	0.30%	26.66%	26.66%
2020	1	12.44	12.44	17,930	0.00%	0.30%	0.30%	15.04%	15.04%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

DFA VA US Targeted Value
2022	68	$18.88	$18.88	$1,276	1.62%	0.30%	0.30%	(4.50)%	(4.50)%
2021	36	19.77	19.77	703	1.30%	0.30%	0.30%	33.43%	33.43%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity Contrafund Portfolio SC2
2022	4,991	33.15	25.49	143,936	0.17%	0.60%	1.75%	(26.93)%	(27.77)%
2021	8,858	45.37	35.28	356,344	0.03%	0.60%	1.75%	26.75%	25.28%
2020	9,484	13.91	50.62	319,766	0.08%	0.60%	1.75%	27.96%	29.45%
2019	11,442	10.76	39.18	304,718	0.25%	0.60%	1.75%	3.53%	30.49%
2018	6,258	17.06	30.09	138,954	0.40%	0.60%	1.75%	(8.28)%	(7.20)%
Fidelity Equity Income SC2
2022	171	27.16	22.75	5,154	1.57%	0.60%	1.65%	(5.81)%	(6.80)%
2021	200	28.84	24.41	6,468	1.65%	0.60%	1.65%	23.86%	22.55%
2020	239	19.92	36.57	6,349	1.44%	0.60%	1.65%	4.69%	5.80%
2019	280	19.03	34.64	6,986	1.85%	0.60%	1.65%	25.01%	26.34%
2018	297	15.22	27.47	5,965	2.03%	0.60%	1.65%	(10.05)%	(9.09)%
Fidelity Freedom Fund - 2015 Maturity SC2
2022	52	18.41	15.74	940	1.93%	0.60%	1.65%	(15.30)%	(16.19)%
2021	63	21.73	18.78	1,374	0.95%	0.60%	1.65%	6.75%	5.62%
2020	51	17.78	26.18	1,081	1.00%	0.60%	1.65%	11.69%	12.88%
2019	53	15.92	23.23	991	1.81%	0.60%	1.65%	16.03%	17.27%
2018	58	13.72	19.85	918	1.27%	0.60%	1.65%	(6.85)%	(5.85)%
Fidelity Freedom Fund - 2020 Maturity SC2
2022	116	18.98	16.23	2,240	1.77%	0.60%	1.65%	(16.47)%	(17.35)%
2021	118	22.72	19.63	2,729	0.82%	0.60%	1.65%	8.61%	7.46%
2020	128	18.27	28.86	2,844	1.02%	0.60%	1.65%	12.83%	14.03%
2019	136	16.19	25.36	2,659	1.82%	0.60%	1.65%	17.90%	19.16%
2018	137	13.73	21.32	2,290	1.51%	0.60%	1.65%	(7.63)%	6.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Fidelity Growth Portfolio SC2
2022	55	$43.62	$36.54	$2,364	0.34%	0.60%	1.65%	(25.10)%	(25.88)%
2021	64	58.24	49.30	3,652	0.00%	0.60%	1.65%	22.17%	20.88%
2020	69	40.79	70.60	3,260	0.05%	0.60%	1.65%	41.19%	42.69%
2019	108	28.89	49.58	3,610	0.05%	0.60%	1.65%	31.77%	33.17%
2018	104	21.92	37.30	2,623	0.05%	0.70%	1.65%	(2.08)%	(1.13)%
Fidelity Index 500 Portfolio SC2
2022	9,610	35.76	28.98	248,696	0.74%	0.60%	1.75%	(18.91)%	(19.84)%
2021	23,448	44.10	36.15	890,425	1.04%	0.60%	1.75%	27.49%	26.02%
2020	23,472	12.65	49.15	745,454	1.36%	0.60%	1.75%	15.89%	17.24%
2019	28,900	10.81	42.01	804,290	2.12%	0.60%	1.75%	3.82%	30.23%
2018	9,749	19.23	32.32	210,996	1.28%	0.60%	1.75%	(6.40)%	(5.30)%
Fidelity Investment Grade Bonds SC2
2022	21,625	8.75	10.11	246,236	2.03%	0.30%	1.75%	(13.47)%	(14.73)%
2021	22,092	10.11	11.86	297,519	1.87%	0.30%	1.75%	(1.19)%	(2.63)%
2020	19,427	10.91	17.94	272,123	2.01%	0.60%	1.75%	7.26%	8.51%
2019	20,226	10.07	16.54	262,913	2.53%	0.60%	1.75%	0.23%	8.75%
2018	21,633	10.56	15.21	259,462	2.28%	0.60%	1.75%	(2.53)%	(1.39)%
Fidelity Mid Cap SC2
2022	4,992	14.21	21.07	137,923	0.20%	0.30%	1.75%	(15.22)%	(16.45)%
2021	9,383	16.77	25.22	298,885	0.35%	0.30%	1.75%	24.93%	23.12%
2020	11,533	12.66	42.72	300,209	0.34%	0.60%	1.75%	15.81%	17.16%
2019	14,516	17.69	36.63	323,571	0.84%	0.60%	1.75%	21.02%	22.43%
2018	6,568	14.62	30.05	131,653	0.35%	0.60%	1.75%	(16.27)%	(15.29)%
Fidelity VIP Asset Manager Growth Service 2
2022	9	8.25	8.25	76	2.18%	0.75%	0.75%	(17.67)%	(17.67)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Fidelity VIP Asset Manager Service 2
2022	13	$8.95	$9.03	$115	2.36%	1.20%	1.30%	3.47%	(16.25)%
2021	7	10.80	10.78	77	1.37%	1.00%	1.30%	2.74%	2.48%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Balanced Service 2
2022	1,996	9.39	9.22	17,083	1.38%	0.30%	1.30%	(18.43)%	(19.25)%
2021	395	10.26	11.42	4,441	0.35%	0.75%	1.30%	(2.52)%	8.48%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Bond Index Port
2022	57	8.47	8.47	483	2.34%	0.75%	0.75%	(14.03)%	(14.03)%
2021	2	9.85	9.85	17	0.00%	0.75%	0.75%	0.27%	0.27%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Energy Service 2
2022	85	18.23	17.90	1,502	2.98%	0.30%	1.30%	62.38%	60.76%
2021	26	11.16	11.13	294	2.56%	1.00%	1.30%	10.05%	9.77%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Extended Market Index Portfolio
2022	7	8.08	8.08	53	1.70%	0.75%	0.75%	(18.91)%	(18.91)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Fidelity VIP Fundsmanager 20% Service 2
2022	110	$9.26	$9.21	$1,014	2.79%	1.00%	1.30%	(10.66)%	(10.93)%
2021	54	10.36	10.34	562	0.74%	1.00%	1.30%	0.54%	0.29%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Fundsmanager 60% Service 2
2022	-	8.40	8.40	-	0.00%	0.75%	0.75%	(7.55)%	(7.55)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Fundsmanager 85% Service 2
2022	59	8.29	9.30	547	0.93%	0.75%	1.30%	(17.81)%	(18.27)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Health Care Port Service 2
2022	102	9.70	9.52	960	0.00%	0.30%	1.30%	(12.88)%	(13.75)%
2021	18	11.07	11.04	197	0.00%	1.00%	1.30%	2.97%	2.71%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP International Index Port
2022	27	8.08	8.08	216	3.96%	0.75%	0.75%	(16.84)%	(16.84)%
2021	2	9.71	9.71	22	0.00%	0.75%	0.75%	(0.00)%	(0.00)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Fidelity VIP Target Volatility Service 2
2022	10	$8.99	$9.18	$89	2.40%	1.20%	1.30%	(1.63)%	(16.75)%
2021	6	11.03	11.03	62	0.00%	1.30%	1.30%	2.62%	2.62%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Technology Initial
2022	25	6.78	6.78	167	0.00%	0.75%	0.75%	(36.34)%	(36.34)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Total Market Index Port
2022	172	8.29	8.29	1,423	2.54%	0.75%	0.75%	(20.01)%	(20.01)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Utilities Initial
2022	6	11.08	11.08	67	1.63%	0.75%	0.75%	4.63%	4.63%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Fidelity VIP Value Strategies Service 2
2022	59	9.49	9.63	569	0.89%	0.30%	0.75%	2.66%	(7.41)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Franklin Dynatech VIP Fund
2022	1,426	$27.77	$21.36	$22,952	0.00%	0.60%	1.75%	(40.32)%	(41.01)%
2021	1,453	46.54	36.21	50,142	0.00%	0.60%	1.75%	15.45%	14.12%
2020	1,184	15.07	53.95	43,345	0.00%	0.60%	1.75%	42.36%	44.02%
2019	1,372	22.29	37.53	35,750	0.00%	0.60%	1.75%	28.87%	30.38%
2018	690	17.29	28.85	14,377	0.00%	0.60%	1.75%	1.32%	2.52%
Franklin Income VIP CL 2
2022	5,291	12.38	15.29	103,413	4.13%	0.30%	1.75%	(5.76)%	(7.12)%
2021	8,997	13.13	16.46	185,425	4.73%	0.30%	1.75%	16.40%	14.72%
2020	9,954	10.35	24.74	179,434	3.40%	0.60%	1.75%	(1.07)%	0.09%
2019	11,530	14.51	24.77	208,678	6.48%	0.60%	1.75%	14.03%	15.36%
2018	7,916	12.72	21.52	129,560	5.91%	0.60%	1.75%	(5.99)%	(4.88)%
Franklin Multi-Asset Dynamic Multi-Strat VIT
2022	-	-	-	-	0.00%	1.00%	1.75%	(13.40)%	(13.81)%
2021	1,464	12.07	12.82	19,309	2.32%	1.00%	1.75%	11.52%	10.68%
2020	1,567	10.82	12.05	18,608	1.43%	1.00%	1.75%	(9.92)%	(9.23)%
2019	1,959	11.92	13.32	25,721	2.02%	1.00%	1.75%	13.49%	14.36%
2018	2,199	10.43	11.68	25,349	1.57%	1.00%	1.75%	(8.88)%	(8.18)%
Franklin Mutual Global Discovery VIP CL 2
2022	278	11.40	11.60	3,281	1.34%	0.75%	1.30%	(5.46)%	(5.98)%
2021	320	12.06	12.33	3,994	3.29%	0.75%	1.30%	18.24%	17.58%
2020	180	10.20	11.03	1,938	1.91%	0.75%	1.30%	(5.70)%	(5.18)%
2019	192	10.76	11.66	2,169	1.58%	0.75%	1.30%	3.63%	23.25%
2018	124	9.06	9.47	1,147	2.71%	0.90%	1.30%	(12.38)%	(12.02)%
Franklin Mutual Shares VIP CL 2
2022	18,330	20.00	17.17	354,552	1.34%	0.60%	1.75%	(7.99)%	(9.05)%
2021	28,009	21.74	18.88	593,134	2.90%	0.60%	1.75%	18.45%	17.09%
2020	32,911	10.11	26.37	597,023	1.70%	0.60%	1.75%	(6.70)%	(5.61)%
2019	34,090	10.73	28.00	660,473	2.23%	0.60%	1.75%	3.40%	21.84%
2018	24,488	13.95	23.02	392,976	2.94%	0.60%	1.75%	(10.66)%	(9.61)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Franklin Rising Dividend VIP CL 2
2022	9,167	$13.50	$28.60	$282,597	0.46%	0.30%	1.75%	(10.84)%	(12.13)%
2021	10,145	15.14	32.55	368,754	0.87%	0.30%	1.75%	26.41%	24.57%
2020	11,441	12.25	44.85	341,603	0.83%	0.60%	1.75%	13.94%	15.27%
2019	14,143	10.64	38.99	371,083	1.59%	0.60%	1.75%	3.55%	28.46%
2018	9,662	18.06	30.41	205,653	1.60%	0.60%	1.75%	(6.74)%	(5.65)%
Franklin Small Cap Value VIP CL 2
2022	1,208	14.82	22.49	31,949	0.79%	0.30%	1.75%	(10.33)%	(11.63)%
2021	1,576	36.77	25.45	48,020	1.06%	0.60%	1.75%	24.61%	23.18%
2020	1,881	11.43	29.50	47,671	1.05%	0.60%	1.75%	3.35%	4.56%
2019	2,009	19.99	28.22	49,170	0.91%	0.60%	1.75%	24.14%	25.59%
2018	1,597	16.10	22.47	32,328	1.06%	0.60%	1.75%	(14.41)%	(13.40)%
Franklin Small-Mid Cap Growth VIP CL 2
2022	930	9.25	21.57	21,330	0.00%	0.30%	1.75%	(33.89)%	(34.85)%
2021	1,059	43.78	33.11	38,855	0.00%	0.60%	1.75%	9.35%	8.09%
2020	1,303	16.43	59.75	47,230	0.00%	0.60%	1.75%	52.38%	54.16%
2019	1,464	20.10	38.84	35,347	0.00%	0.60%	1.75%	29.14%	30.65%
2018	806	15.57	29.79	15,829	0.00%	0.60%	1.75%	(7.03)%	(5.94)%
Franklin Strategic Income VIP CL 2
2022	608	9.29	9.47	5,907	4.11%	0.75%	1.30%	(11.42)%	(11.91)%
2021	606	10.49	10.75	6,665	3.33%	0.75%	1.30%	1.34%	0.78%
2020	487	10.35	11.04	5,359	6.31%	0.75%	1.30%	2.09%	2.65%
2019	162	10.45	10.78	1,741	4.17%	0.90%	1.30%	6.65%	7.08%
2018	105	9.80	10.08	1,057	2.74%	0.90%	1.30%	(3.41)%	(3.02)%
Franklin US Government Securities VIP CL 2
2022	33,272	12.13	8.61	332,953	2.34%	0.60%	1.75%	(10.29)%	(11.33)%
2021	37,380	13.52	9.71	419,387	2.49%	0.60%	1.75%	(2.42)%	(3.54)%
2020	35,725	10.07	13.85	413,139	3.31%	0.60%	1.75%	2.02%	3.21%
2019	40,081	9.87	13.42	449,989	2.89%	0.60%	1.75%	(0.14)%	4.60%
2018	45,670	9.55	12.83	491,853	2.74%	0.60%	1.75%	(1.43)%	(0.27)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Goldman Sachs Global Trends Allocation Fund SC
2022	526	$11.37	$11.20	$6,039	0.00%	1.00%	1.75%	(19.97)%	(20.57)%
2021	502	14.21	14.10	7,291	0.00%	1.00%	1.75%	15.01%	14.14%
2020	514	12.35	12.80	6,519	0.25%	1.00%	1.75%	2.29%	3.07%
2019	604	11.99	12.46	7,464	1.47%	1.00%	1.75%	9.98%	10.82%
2018	635	10.82	11.27	7,102	0.67%	1.00%	1.75%	(6.02)%	(5.30)%
Goldman Sachs International Equity Insights
2022	997	18.47	20.11	17,275	2.93%	0.60%	1.80%	(14.07)%	(15.11)%
2021	1,092	21.49	23.69	22,272	2.80%	0.60%	1.80%	11.50%	10.15%
2020	1,247	14.52	24.14	22,861	1.41%	0.60%	1.80%	4.89%	6.17%
2019	1,350	13.74	22.89	23,424	2.44%	0.60%	1.80%	16.32%	17.74%
2018	1,476	11.73	19.57	21,957	1.95%	0.60%	1.80%	(17.80)%	(16.79)%
Goldman Sachs International Equity Insights SC
2022	2,318	11.47	11.70	28,015	2.65%	0.70%	1.75%	(14.32)%	(15.22)%
2021	2,598	13.39	13.80	36,780	2.50%	0.70%	1.75%	11.03%	9.86%
2020	3,156	10.81	20.90	40,321	1.19%	0.70%	1.75%	4.68%	5.80%
2019	3,453	10.30	19.77	41,920	2.21%	0.70%	1.75%	16.17%	17.41%
2018	3,737	8.85	16.86	38,024	1.53%	0.70%	1.75%	(18.02)%	(17.14)%
Goldman Sachs Large Cap Value
2022	825	31.87	45.57	31,618	1.25%	0.60%	1.80%	(6.93)%	(8.05)%
2021	932	34.24	49.55	38,616	1.14%	0.60%	1.80%	23.39%	21.90%
2020	1,080	23.92	45.64	36,513	1.23%	0.60%	1.80%	2.11%	3.36%
2019	1,202	23.26	44.44	39,851	1.48%	0.60%	1.80%	23.66%	25.17%
2018	1,397	18.67	35.74	37,305	1.29%	0.60%	1.80%	(10.11)%	(9.01)%
Goldman Sachs Large Cap Value Fund SC
2022	3,531	21.69	21.58	80,364	1.00%	0.70%	1.75%	(7.22)%	(8.20)%
2021	4,368	23.38	23.51	107,945	0.88%	0.70%	1.75%	23.06%	21.76%
2020	5,198	17.03	29.85	104,778	1.04%	0.70%	1.75%	1.93%	3.02%
2019	5,556	16.67	29.00	109,299	1.22%	0.70%	1.75%	23.42%	24.74%
2018	6,613	13.48	23.27	103,634	1.00%	0.70%	1.75%	(10.33)%	(9.36)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Goldman Sachs Mid Cap Value
2022	129	$45.00	$37.53	$5,593	0.63%	0.60%	1.80%	(10.53)%	(11.60)%
2021	148	50.29	42.46	7,163	0.47%	0.60%	1.80%	30.17%	28.60%
2020	160	33.01	39.92	6,009	0.55%	0.60%	1.80%	6.45%	7.75%
2019	179	31.01	37.08	6,248	0.82%	0.60%	1.80%	29.16%	30.74%
2018	201	24.01	28.39	5,381	1.34%	0.60%	1.80%	(12.08)%	(11.00)%
Goldman Sachs Mid Cap Value SC
2022	2,681	28.56	22.32	68,255	0.31%	0.70%	1.75%	(10.86)%	(11.80)%
2021	5,041	32.04	25.30	144,009	0.20%	0.70%	1.75%	29.66%	28.29%
2020	6,189	11.38	24.71	138,656	0.36%	0.70%	1.75%	6.30%	7.44%
2019	7,414	14.96	23.00	154,879	0.76%	0.70%	1.75%	28.88%	30.25%
2018	3,608	11.52	17.66	59,701	0.31%	0.70%	1.75%	(12.27)%	(11.33)%
Goldman Sachs Small Cap Equity Insights
2022	295	32.22	58.24	16,934	0.28%	0.60%	1.80%	(19.86)%	(20.83)%
2021	326	40.21	73.56	23,603	0.47%	0.60%	1.80%	23.05%	21.57%
2020	384	26.22	67.93	22,712	0.19%	0.60%	1.80%	6.63%	7.93%
2019	424	24.56	63.35	23,315	0.49%	0.60%	1.80%	22.60%	24.10%
2018	477	20.01	51.38	21,364	0.50%	0.60%	1.80%	(10.27)%	(9.17)%
Goldman Sachs Small Cap Equity Insights SC
2022	334	28.78	32.18	9,515	0.08%	0.70%	1.65%	(20.20)%	(20.96)%
2021	358	36.07	40.71	12,807	0.23%	0.70%	1.65%	22.63%	21.46%
2020	458	26.36	44.02	13,503	0.00%	0.70%	1.65%	6.58%	7.61%
2019	473	24.71	40.95	13,000	0.20%	0.70%	1.65%	22.48%	23.66%
2018	633	20.15	33.15	14,033	0.21%	0.70%	1.65%	(10.34)%	(9.47)%
Goldman Sachs Strategic Growth
2022	475	42.84	65.61	24,289	0.00%	0.60%	1.80%	(32.92)%	(33.73)%
2021	505	63.86	98.99	39,127	0.00%	0.60%	1.80%	21.20%	19.73%
2020	586	41.29	92.82	37,639	0.08%	0.60%	1.80%	37.98%	39.66%
2019	693	29.71	66.89	31,617	0.29%	0.60%	1.80%	33.09%	34.72%
2018	816	22.17	49.98	27,674	0.45%	0.60%	1.80%	(2.83)%	(1.63)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Goldman Sachs Strategic Growth SC
2022	2,278	$10.02	$29.01	$75,642	0.00%	0.30%	1.75%	(32.88)%	(33.86)%
2021	4,005	14.93	43.86	197,980	0.00%	0.30%	1.75%	21.19%	19.43%
2020	4,773	15.04	61.74	199,113	0.00%	0.70%	1.75%	37.66%	39.13%
2019	6,211	10.82	44.42	188,489	0.06%	0.70%	1.75%	4.23%	34.37%
2018	4,077	15.71	33.09	95,954	0.00%	0.70%	1.75%	(3.06)%	(2.02)%
Goldman Sachs US Equity Insights
2022	340	38.83	71.21	22,307	0.73%	0.60%	1.80%	(20.22)%	(21.18)%
2021	389	48.67	90.34	32,337	0.80%	0.60%	1.80%	28.63%	27.08%
2020	438	30.50	79.81	28,662	0.79%	0.60%	1.80%	15.43%	16.84%
2019	494	26.24	68.75	27,924	1.26%	0.60%	1.80%	22.96%	24.46%
2018	566	21.19	55.60	25,778	1.25%	0.60%	1.80%	(7.89)%	(6.76)%
Goldman Sachs US Equity Insights SC
2022	17	30.95	36.89	647	0.55%	0.70%	1.65%	(20.46)%	(21.22)%
2021	18	38.92	46.83	872	0.57%	0.70%	1.65%	28.21%	26.99%
2020	20	27.21	47.03	740	0.58%	0.70%	1.65%	15.39%	16.50%
2019	22	23.55	40.41	736	1.02%	0.70%	1.65%	22.87%	24.05%
2018	26	20.22	32.61	697	1.08%	0.70%	1.65%	(7.91)%	(7.02)%
Goldman Sachs VIT Core Fixed Income Fund SC
2022	2,779	8.46	9.53	26,759	1.41%	0.30%	1.30%	(14.53)%	(15.39)%
2021	2,895	9.89	11.26	32,932	1.13%	0.30%	1.30%	(2.52)%	(3.50)%
2020	2,482	10.15	11.93	29,345	1.96%	0.30%	1.30%	7.98%	8.58%
2019	2,565	10.80	11.01	28,074	2.56%	0.90%	1.30%	7.59%	8.02%
2018	2,691	10.04	10.19	27,300	3.38%	0.90%	1.30%	(2.12)%	(1.73)%
Goldman Sachs VIT Mid Cap Growth Fund SC
2022	1,167	10.41	25.17	37,928	0.00%	0.30%	1.75%	(26.52)%	(27.59)%
2021	1,310	14.16	34.76	57,806	0.00%	0.30%	1.75%	11.14%	9.53%
2020	1,574	15.20	46.30	63,563	0.00%	0.60%	1.75%	41.79%	43.44%
2019	2,094	22.39	32.28	56,658	0.00%	0.60%	1.75%	31.72%	33.26%
2018	2,160	16.99	24.22	47,420	0.00%	0.60%	1.75%	(6.02)%	(4.92)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Guggenheim Floating Rate Strategies (Series F)
2022	300	$11.64	$11.64	$3,414	2.68%	1.00%	1.00%	(1.84)%	(1.84)%
2021	309	11.86	11.86	3,669	2.75%	1.00%	1.00%	1.48%	1.48%
2020	340	11.68	11.68	3,976	4.01%	1.00%	1.00%	(0.99)%	(0.99)%
2019	469	11.80	11.80	5,529	3.75%	1.00%	1.00%	6.53%	6.53%
2018	366	11.08	11.08	4,059	2.96%	1.00%	1.00%	(1.80)%	(1.80)%
Guggenheim Global Managed Futures Strategy
2022	51	11.19	11.19	566	3.75%	1.00%	1.00%	10.18%	10.18%
2021	37	10.15	10.15	378	0.00%	1.00%	1.00%	(0.07)%	(0.07)%
2020	190	10.16	10.16	1,929	7.53%	1.00%	1.00%	1.57%	1.57%
2019	168	10.00	10.00	1,685	0.36%	1.00%	1.00%	7.06%	7.06%
2018	39	9.34	9.34	363	0.00%	1.00%	1.00%	(9.94)%	(9.94)%
Guggenheim Long Short Equity
2022	11	11.88	11.88	130	0.41%	1.00%	1.00%	(15.24)%	(15.24)%
2021	12	14.02	14.02	168	0.86%	1.00%	1.00%	22.56%	22.56%
2020	15	11.44	11.44	167	0.67%	1.00%	1.00%	3.88%	3.88%
2019	22	11.01	11.01	243	0.49%	1.00%	1.00%	4.48%	4.48%
2018	29	10.54	10.54	309	0.00%	1.00%	1.00%	(6.03)%	(6.03)%
Guggenheim Multi-Hedge Strategies
2022	54	11.38	11.38	619	1.28%	1.00%	1.00%	(4.36)%	(4.36)%
2021	60	11.90	11.90	712	0.00%	1.00%	1.00%	7.02%	7.02%
2020	106	11.12	11.12	1,183	1.66%	1.00%	1.00%	6.32%	6.32%
2019	70	10.46	10.46	728	2.38%	1.00%	1.00%	3.96%	3.96%
2018	71	10.06	10.06	712	0.00%	1.00%	1.00%	(6.03)%	(6.03)%
Invesco V.I. American Franchise I
2022	308	16.75	13.49	4,652	0.00%	0.70%	1.65%	(31.59)%	(32.25)%
2021	333	24.48	19.91	7,392	0.00%	0.70%	1.65%	11.14%	10.08%
2020	395	18.09	22.03	7,874	0.07%	0.70%	1.65%	40.01%	41.36%
2019	423	12.92	15.58	6,020	0.00%	0.70%	1.65%	34.50%	35.80%
2018	492	9.61	11.47	5,161	0.00%	0.70%	1.65%	(5.22)%	(4.30)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco V.I. American Franchise II
2022	111	$39.62	$31.93	$2,275	0.00%	0.60%	1.70%	(31.71)%	(32.46)%
2021	115	58.01	47.28	3,506	0.00%	0.60%	1.70%	10.98%	9.75%
2020	132	17.31	64.18	3,542	0.00%	0.60%	1.70%	39.59%	41.15%
2019	160	12.40	45.56	3,056	0.00%	0.60%	1.70%	34.11%	35.61%
2018	200	9.24	33.67	2,830	0.00%	0.60%	1.70%	(5.53)%	(4.47)%
Invesco V.I. American Value II
2022	3,374	31.76	21.03	75,694	0.32%	0.60%	1.75%	(3.44)%	(4.56)%
2021	4,000	32.89	22.03	93,953	0.24%	0.60%	1.75%	26.86%	25.40%
2020	4,329	11.00	25.93	86,143	0.48%	0.60%	1.75%	(0.91)%	0.25%
2019	4,204	10.98	25.86	86,258	0.46%	0.60%	1.75%	4.66%	23.96%
2018	2,775	14.47	20.86	46,167	0.25%	0.60%	1.75%	(14.40)%	(13.39)%
Invesco V.I. Balanced Risk Allocation II
2022	3,795	17.48	12.99	55,653	7.06%	0.60%	1.75%	(15.03)%	(16.01)%
2021	4,135	20.57	15.46	71,963	3.01%	0.60%	1.75%	8.61%	7.35%
2020	4,430	14.40	18.94	71,332	6.97%	0.60%	1.75%	8.07%	9.33%
2019	5,257	13.33	17.33	77,772	0.00%	0.60%	1.75%	12.88%	14.19%
2018	5,849	11.81	15.17	76,342	1.33%	0.60%	1.75%	(14.40)%	(13.39)%
Invesco V.I. Capital Appreciation Fund I
2022	151	34.76	40.66	6,361	0.00%	0.70%	1.80%	(31.27)%	(32.03)%
2021	169	50.58	59.82	10,454	0.00%	0.70%	1.80%	21.71%	20.37%
2020	183	38.27	55.79	9,352	0.00%	0.70%	1.80%	34.13%	35.63%
2019	214	28.33	41.36	8,121	0.06%	0.70%	1.80%	33.75%	35.24%
2018	238	21.03	30.75	6,685	0.34%	0.70%	1.80%	(7.43)%	(6.39)%
Invesco V.I. Capital Appreciation Fund II
2022	734	33.41	38.73	23,130	0.00%	0.60%	1.80%	(31.38)%	(32.20)%
2021	1,628	48.68	57.13	71,762	0.00%	0.60%	1.80%	21.55%	20.08%
2020	1,910	14.73	53.41	70,047	0.00%	0.60%	1.80%	33.79%	35.42%
2019	2,644	10.90	39.70	71,944	0.00%	0.60%	1.80%	4.46%	35.03%
2018	1,332	16.81	29.59	28,858	0.00%	0.60%	1.80%	(7.66)%	6.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco V.I. Comstock I
2022	488	$51.78	$40.30	$22,482	1.56%	0.70%	1.80%	0.42%	(0.69)%
2021	552	51.57	40.58	25,467	1.89%	0.70%	1.80%	32.43%	30.97%
2020	618	30.98	38.94	21,630	2.08%	0.70%	1.80%	(2.64)%	(1.55)%
2019	693	31.82	39.55	24,752	1.98%	0.70%	1.80%	23.05%	24.42%
2018	786	25.86	31.79	22,654	1.81%	0.70%	1.80%	(13.75)%	(12.78)%
Invesco V.I. Comstock II
2022	3,849	16.69	38.36	142,635	1.06%	0.30%	1.80%	0.54%	(0.96)%
2021	4,665	37.71	38.73	174,716	1.60%	0.60%	1.80%	32.25%	30.65%
2020	5,582	10.74	37.25	163,172	1.59%	0.60%	1.80%	(2.87)%	(1.68)%
2019	5,848	10.94	37.93	174,628	1.78%	0.60%	1.80%	4.40%	24.19%
2018	4,837	16.48	30.57	126,042	1.62%	0.60%	1.80%	(13.95)%	(12.90)%
Invesco V.I. Conservative Balance II
2022	1,436	9.01	8.84	11,948	1.74%	0.30%	1.30%	(17.27)%	(18.10)%
2021	107	10.89	10.80	1,125	0.67%	0.30%	1.30%	4.76%	3.89%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Invesco V.I. Discovery Mid Cap Growth Fund I
2022	80	31.42	36.68	3,094	0.00%	0.70%	1.80%	(31.46)%	(32.22)%
2021	84	45.84	54.12	4,884	0.00%	0.70%	1.80%	18.27%	16.96%
2020	94	37.53	51.95	4,638	0.03%	0.70%	1.80%	38.16%	39.71%
2019	73	26.90	37.39	2,580	0.00%	0.70%	1.80%	36.86%	38.39%
2018	86	19.47	27.17	2,233	0.00%	0.70%	1.80%	(7.78)%	(6.74)%
Invesco V.I. Discovery Mid Cap Growth Fund II
2022	834	37.38	11.70	22,744	0.00%	0.60%	1.75%	(31.54)%	(32.33)%
2021	1,138	54.60	17.29	40,110	0.00%	0.60%	1.75%	18.08%	16.72%
2020	1,370	14.81	116.50	47,696	0.00%	0.60%	1.75%	37.86%	39.40%
2019	28	24.59	46.89	892	0.00%	0.60%	1.80%	36.51%	38.18%
2018	28	17.88	34.00	652	0.00%	0.60%	1.80%	(8.00)%	(6.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco V.I. Equity and Income II
2022	4,817	$32.13	$28.64	$130,536	1.02%	0.60%	1.80%	(8.27)%	(9.37)%
2021	8,550	35.02	31.60	239,777	1.64%	0.60%	1.80%	17.64%	16.22%
2020	9,781	11.51	33.07	235,750	1.86%	0.60%	1.80%	7.68%	8.99%
2019	11,548	17.02	30.38	255,029	2.95%	0.60%	1.80%	17.85%	19.29%
2018	6,733	14.43	25.49	137,306	2.51%	0.60%	1.80%	(11.36)%	(10.27)%
Invesco V.I. Global Fund I
2022	130	46.64	46.79	6,366	0.00%	0.70%	1.80%	(32.24)%	(32.99)%
2021	140	68.84	69.83	10,150	0.00%	0.70%	1.80%	14.68%	13.41%
2020	152	55.28	69.12	9,721	0.62%	0.70%	1.80%	25.34%	26.75%
2019	170	43.79	54.84	8,589	0.94%	0.70%	1.80%	29.42%	30.87%
2018	194	33.60	42.14	7,517	1.02%	0.70%	1.80%	(14.75)%	(13.79)%
Invesco V.I. Global Fund II
2022	4,390	33.26	44.61	161,988	0.00%	0.60%	1.80%	(32.34)%	(33.16)%
2021	6,841	49.17	66.74	315,560	0.00%	0.60%	1.80%	14.48%	13.10%
2020	8,258	13.95	66.24	336,381	0.38%	0.60%	1.80%	25.05%	26.57%
2019	11,046	19.09	52.68	352,148	0.71%	0.60%	1.80%	29.09%	30.67%
2018	6,854	14.78	40.58	204,556	0.92%	0.60%	1.80%	(14.96)%	(13.91)%
Invesco V.I. Global Real Estate II
2022	238	8.16	11.72	2,650	0.85%	0.75%	1.75%	(25.70)%	(26.45)%
2021	954	10.99	15.93	15,180	2.68%	0.75%	1.75%	24.50%	23.25%
2020	965	8.83	13.94	12,573	0.84%	0.75%	1.75%	(14.09)%	(13.22)%
2019	1,150	13.44	16.08	17,271	5.29%	0.90%	1.75%	20.50%	21.54%
2018	426	11.07	13.23	5,350	5.10%	0.90%	1.75%	(7.98)%	(7.18)%
Invesco V.I. Global Strategic Income Fund I
2022	250	22.50	17.98	4,963	0.00%	0.70%	1.80%	(12.08)%	(13.05)%
2021	285	25.60	20.68	6,476	4.47%	0.70%	1.80%	(4.09)%	(5.15)%
2020	318	21.80	26.69	7,581	5.39%	0.70%	1.80%	1.54%	2.68%
2019	367	21.47	25.99	8,564	3.90%	0.70%	1.80%	8.81%	10.03%
2018	426	19.73	23.62	9,098	4.90%	0.70%	1.80%	(6.13)%	(5.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco V.I. Global Strategic Income Fund II
2022	15,879	$16.20	$17.11	$223,228	0.00%	0.60%	1.80%	(12.24)%	(13.30)%
2021	17,363	18.47	19.74	280,436	4.32%	0.60%	1.80%	(4.14)%	(5.30)%
2020	17,132	10.47	25.51	289,028	5.00%	0.60%	1.80%	1.14%	2.37%
2019	18,912	11.03	24.94	309,886	3.44%	0.60%	1.80%	8.62%	9.94%
2018	21,838	10.15	22.71	327,166	4.58%	0.60%	1.80%	(6.26)%	(5.11)%
Invesco V.I. Government Securities II
2022	12,704	8.74	8.93	122,686	1.65%	0.30%	1.75%	(10.84)%	(12.14)%
2021	13,796	9.81	10.16	150,617	2.34%	0.30%	1.75%	(2.73)%	(4.14)%
2020	11,671	10.47	12.12	132,867	2.17%	0.60%	1.75%	4.12%	5.34%
2019	11,593	9.95	11.51	126,240	2.16%	0.60%	1.75%	(0.32)%	5.12%
2018	12,922	9.80	10.95	134,725	1.97%	0.60%	1.75%	(1.47)%	0.31%
Invesco V.I. Growth & Income I
2022	668	41.69	32.44	24,605	1.58%	0.70%	1.80%	(6.41)%	(7.44)%
2021	736	44.54	35.05	29,154	1.60%	0.70%	1.80%	27.61%	26.20%
2020	806	27.78	34.91	25,146	1.94%	0.70%	1.80%	0.26%	1.38%
2019	923	27.70	34.43	28,544	1.86%	0.70%	1.80%	22.94%	24.32%
2018	1,042	22.53	27.70	26,054	2.12%	0.70%	1.80%	(14.95)%	(13.99)%
Invesco V.I. Growth & Income II
2022	10,665	36.27	30.87	330,787	0.73%	0.60%	1.80%	(6.56)%	(7.69)%
2021	18,938	38.82	33.44	604,214	1.32%	0.60%	1.80%	27.42%	25.89%
2020	23,895	10.91	33.38	602,185	1.30%	0.60%	1.80%	0.02%	1.24%
2019	26,686	19.68	33.01	662,091	1.81%	0.60%	1.80%	22.61%	24.10%
2018	13,102	16.04	26.62	291,501	2.12%	0.60%	1.80%	(15.15)%	(14.11)%
Invesco V.I. EQV International Equity Fund II
2022	1,975	14.19	12.53	27,253	1.10%	0.60%	1.65%	(18.99)%	(19.85)%
2021	2,480	17.52	16.20	42,582	0.92%	0.60%	1.75%	4.97%	3.76%
2020	4,418	12.03	16.83	73,418	1.82%	0.60%	1.75%	11.75%	13.06%
2019	5,531	10.65	14.93	81,640	1.80%	0.60%	1.75%	4.19%	27.47%
2018	2,612	10.67	11.75	30,426	1.04%	0.60%	1.65%	(16.61)%	(15.72)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco V.I. Main Street Fund I
2022	180	$32.27	$33.74	$6,390	1.34%	0.70%	1.80%	(20.69)%	(21.57)%
2021	203	40.69	43.02	9,111	0.70%	0.70%	1.80%	26.68%	25.28%
2020	227	29.59	38.55	8,118	1.35%	0.70%	1.80%	11.89%	13.15%
2019	265	26.25	34.26	8,432	1.11%	0.70%	1.80%	29.71%	31.16%
2018	298	20.10	26.27	7,269	1.22%	0.70%	1.80%	(9.55)%	(8.53)%
Invesco V.I. Main Street Fund II
2022	3,658	11.83	25.34	82,440	0.95%	0.30%	1.75%	(20.55)%	(21.70)%
2021	4,303	14.89	32.36	128,947	0.53%	0.30%	1.75%	26.85%	25.01%
2020	3,849	12.08	42.86	105,790	1.08%	0.60%	1.75%	11.71%	13.01%
2019	3,842	10.70	38.01	100,516	0.91%	0.60%	1.75%	3.80%	30.95%
2018	3,244	17.90	29.08	65,184	1.03%	0.60%	1.75%	(9.71)%	(8.65)%
Invesco V.I. Main Street Small Cap Fund II
2022	77	9.42	8.77	667	0.42%	0.30%	1.20%	(16.29)%	(4.97)%
2021	9	10.16	11.19	96	0.04%	0.75%	1.00%	(6.20)%	3.23%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Invesco V.I. Small Cap Equity II
2022	644	12.66	18.36	11,147	0.00%	0.75%	1.65%	(21.32)%	(22.04)%
2021	813	16.09	23.32	18,390	0.00%	0.75%	1.75%	19.19%	18.00%
2020	940	13.50	21.31	18,931	0.02%	0.75%	1.75%	24.65%	25.92%
2019	1,043	10.72	16.95	17,145	0.00%	0.75%	1.75%	3.49%	25.19%
2018	554	10.60	13.54	7,450	0.00%	0.90%	1.65%	(16.68)%	16.04%
Invesco V.I. U.S. Government Money Portfolio I
2022	286,778	10.05	1.11	1,752,409	2.38%	0.30%	1.80%	0.96%	(0.55)%
2021	99,001	10.96	1.12	421,721	0.01%	0.60%	1.80%	(0.59)%	(1.79)%
2020	84,777	0.91	11.03	326,367	0.32%	0.60%	1.80%	(1.59)%	(0.38)%
2019	87,525	0.92	11.07	330,128	1.22%	0.60%	1.80%	(0.12)%	1.10%
2018	457,088	0.91	10.95	2,969,385	0.83%	0.60%	1.80%	(0.48)%	0.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Janus Henderson Balanced Service Class
2022	86	$8.87	$8.87	$765	0.80%	1.20%	1.20%	(5.03)%	(5.03)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Janus Henderson Forty - Service Class
2022	8	7.60	7.60	63	0.12%	1.20%	1.20%	(9.44)%	(9.44)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Janus Henderson Global Technology - Service Class
2022	5	7.44	7.44	35	0.00%	1.20%	1.20%	(11.78)%	(11.78)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Janus Henderson Overseas Portfolio - Service Class
2022	4	9.46	9.46	36	1.73%	1.20%	1.20%	5.91%	5.91%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Lord Abbett Bond Debenture VC
2022	29,193	9.79	22.41	478,616	4.22%	0.30%	1.80%	(13.06)%	(14.37)%
2021	29,804	11.27	26.17	583,809	3.10%	0.30%	1.80%	2.97%	1.42%
2020	28,054	10.84	31.76	556,026	3.51%	0.60%	1.80%	5.38%	6.66%
2019	31,794	10.18	29.81	594,211	3.83%	0.60%	1.80%	1.46%	12.67%
2018	35,640	12.74	26.48	592,127	4.26%	0.60%	1.80%	(6.40)%	5.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Lord Abbett Dividend Growth Fund
2022	3,382	$12.83	$41.14	$92,723	0.74%	0.30%	1.80%	(13.81)%	(15.10)%
2021	4,058	14.88	48.46	135,244	0.71%	0.30%	1.80%	25.24%	24.47%
2020	3,888	11.98	47.36	115,152	0.90%	0.60%	1.80%	13.34%	14.72%
2019	4,068	10.46	41.33	110,319	1.73%	0.60%	1.80%	3.12%	25.69%
2018	3,530	17.32	32.91	78,067	1.65%	0.60%	1.80%	(6.40)%	5.25%
Lord Abbett Growth & Income VC
2022	1,927	30.32	24.74	56,411	1.19%	0.60%	1.80%	(9.98)%	(11.06)%
2021	2,210	33.68	27.82	72,039	1.02%	0.60%	1.80%	28.25%	26.70%
2020	2,617	19.29	31.47	66,910	1.49%	0.60%	1.80%	0.85%	2.08%
2019	2,928	19.12	30.89	73,493	1.64%	0.60%	1.80%	20.29%	21.76%
2018	3,266	15.89	25.42	67,883	1.34%	0.60%	1.75%	9.81%	(8.70)%
Lord Abbett Growth Opportunities VC
2022	864	9.10	19.98	24,782	0.00%	0.30%	1.75%	(32.73)%	(33.71)%
2021	1,179	13.53	30.14	50,134	0.00%	0.30%	1.75%	6.14%	4.60%
2020	2,131	14.78	61.25	83,665	0.00%	0.60%	1.75%	36.94%	38.54%
2019	2,969	21.04	44.26	84,520	0.00%	0.60%	1.75%	33.98%	35.55%
2018	1,206	15.70	32.68	30,047	0.00%	0.60%	1.75%	(4.60)%	(3.47)%
Lord Abbett Mid Cap Stock VC
2022	1,477	29.66	24.78	41,275	0.72%	0.60%	1.80%	(11.75)%	(12.81)%
2021	1,853	33.60	28.42	57,775	0.57%	0.60%	1.80%	27.93%	26.39%
2020	2,169	10.85	31.31	53,473	0.95%	0.60%	1.80%	0.65%	1.88%
2019	2,341	16.28	30.79	56,947	0.97%	0.60%	1.80%	20.44%	21.91%
2018	2,256	13.51	25.31	46,892	0.64%	0.60%	1.80%	(16.57)%	(15.55)%
Lord Abbett Series Fundamental Equity VC
2022	3,425	28.42	19.48	83,754	0.72%	0.60%	1.75%	(12.51)%	(13.52)%
2021	7,318	32.48	22.53	198,617	0.79%	0.60%	1.75%	26.55%	25.09%
2020	8,911	10.76	25.67	192,293	1.07%	0.60%	1.75%	(0.01)%	1.16%
2019	10,094	18.01	25.37	215,567	1.65%	0.60%	1.75%	19.39%	20.79%
2018	5,536	15.09	21.01	102,122	0.99%	0.60%	1.75%	(9.77)%	(8.71)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Lord Abbett Series Short Duration Income VC
2022	233	$9.47	$9.30	$2,179	5.23%	0.30%	1.30%	(5.34)%	(6.29)%
2021	24	10.01	9.93	235	2.74%	0.30%	1.30%	(0.05)%	(0.88)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
MFS Growth Series IC
2022	92	39.67	50.93	4,823	0.00%	0.70%	1.80%	(32.11)%	(32.86)%
2021	100	58.44	75.86	7,796	0.00%	0.70%	1.80%	22.67%	21.31%
2020	115	43.88	70.20	7,379	0.00%	0.70%	1.80%	29.49%	30.94%
2019	128	33.64	53.92	6,358	0.00%	0.70%	1.80%	35.67%	37.18%
2018	138	24.62	39.52	4,990	0.10%	0.70%	1.80%	0.81%	1.95%
MFS Growth Series SC
2022	895	54.00	30.26	37,099	0.00%	0.60%	1.75%	(32.21)%	(33.00)%
2021	898	79.67	45.16	54,782	0.00%	0.60%	1.75%	22.50%	21.08%
2020	1,091	37.29	67.18	54,233	0.00%	0.60%	1.75%	29.24%	30.75%
2019	1,368	28.86	51.72	52,134	0.00%	0.60%	1.80%	35.30%	36.95%
2018	1,577	21.32	38.01	44,160	0.00%	0.60%	1.80%	0.56%	1.79%
MFS Investors Trust IC
2022	129	35.30	37.38	5,141	0.61%	0.70%	1.80%	(17.07)%	(17.99)%
2021	155	42.57	45.58	7,448	0.63%	0.70%	1.80%	25.93%	24.53%
2020	176	31.13	41.09	6,771	0.58%	0.70%	1.80%	11.82%	13.07%
2019	212	27.65	36.54	7,288	0.70%	0.70%	1.80%	29.22%	30.66%
2018	240	21.24	28.12	6,339	0.66%	0.70%	1.80%	(7.20)%	(6.15)%
MFS Investors Trust SC
2022	1,203	42.04	26.20	41,340	0.36%	0.60%	1.75%	(17.19)%	(18.14)%
2021	1,366	50.77	32.00	56,861	0.41%	0.60%	1.75%	25.75%	24.30%
2020	1,703	25.75	41.89	56,467	0.39%	0.60%	1.75%	11.61%	12.92%
2019	2,022	23.07	37.18	59,600	0.49%	0.60%	1.75%	28.95%	30.46%
2018	2,400	17.89	28.55	54,461	0.45%	0.60%	1.75%	(7.36)%	(6.28)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

MFS New Discovery IC
2022	31	$54.62	$56.84	$1,858	0.00%	0.70%	1.80%	(30.25)%	(31.02)%
2021	35	78.31	82.40	3,043	0.00%	0.70%	1.80%	1.09%	(0.03)%
2020	38	71.34	92.53	3,296	0.00%	0.70%	1.80%	43.27%	44.87%
2019	44	49.45	64.23	2,659	0.00%	0.70%	1.80%	39.15%	40.71%
2018	48	35.28	45.90	2,051	0.00%	0.70%	1.80%	(3.26)%	(2.17)%
MFS New Discovery SC
2022	969	43.15	21.10	45,049	0.00%	0.60%	1.75%	(30.41)%	(31.22)%
2021	871	62.01	30.68	57,785	0.00%	0.60%	1.75%	0.96%	(0.20)%
2020	1,048	30.74	88.51	69,095	0.00%	0.60%	1.75%	43.04%	44.71%
2019	1,424	21.49	61.57	64,809	0.00%	0.60%	1.80%	38.74%	40.43%
2018	1,792	15.48	44.13	58,436	0.00%	0.60%	1.80%	(3.49)%	(2.31)%
MFS Research IC
2022	102	37.93	40.13	4,368	0.45%	0.70%	1.80%	(17.79)%	(18.70)%
2021	120	46.14	49.36	6,260	0.53%	0.70%	1.80%	23.93%	22.56%
2020	138	34.29	45.21	5,838	0.68%	0.70%	1.80%	14.50%	15.78%
2019	154	29.73	39.26	5,674	0.79%	0.70%	1.80%	30.56%	32.02%
2018	173	22.61	29.91	4,869	0.74%	0.70%	1.80%	(6.10)%	5.04%
MFS Research SC
2022	80	45.08	26.92	3,011	0.18%	0.60%	1.75%	(17.93)%	(18.87)%
2021	89	54.93	33.18	4,109	0.33%	0.60%	1.75%	23.77%	22.34%
2020	102	27.12	46.54	3,854	0.49%	0.60%	1.75%	14.28%	15.62%
2019	116	23.73	40.33	3,800	0.60%	0.60%	1.75%	30.29%	31.81%
2018	137	18.22	30.66	3,420	0.74%	0.60%	1.75%	(6.30)%	(5.20)%
MFS Total Return IC
2022	438	34.08	32.77	15,229	1.62%	0.70%	1.80%	(10.21)%	(11.20)%
2021	495	37.96	36.91	19,285	1.82%	0.70%	1.80%	13.32%	12.07%
2020	561	30.85	36.97	19,408	2.11%	0.70%	1.80%	7.84%	9.05%
2019	639	28.41	34.10	20,408	2.36%	0.70%	1.80%	18.22%	19.54%
2018	729	23.86	28.68	19,571	2.25%	0.70%	1.80%	(7.57)%	(6.44)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

MFS Total Return SC
2022	1,465	$26.56	$31.19	$41,300	1.40%	0.60%	1.80%	(10.38)%	(11.46)%
2021	1,682	29.63	35.23	53,045	1.62%	0.60%	1.80%	13.15%	11.79%
2020	1,846	17.85	35.38	51,632	1.92%	0.60%	1.80%	7.55%	8.86%
2019	2,126	16.58	32.71	54,427	2.15%	0.60%	1.80%	17.96%	19.40%
2018	2,438	14.05	27.58	52,502	1.99%	0.60%	1.80%	(7.57)%	(6.44)%
MFS Utilities IC
2022	31	59.30	53.59	1,761	2.48%	0.70%	1.65%	0.05%	(0.90)%
2021	33	59.27	54.08	1,884	1.62%	0.70%	1.65%	13.29%	12.21%
2020	40	48.18	52.32	2,019	2.25%	0.70%	1.65%	4.16%	5.16%
2019	50	46.00	50.02	2,382	3.99%	0.70%	1.65%	23.01%	24.19%
2018	63	37.19	40.50	2,455	1.17%	0.70%	1.65%	(0.62)%	0.35%
MFS Utilities SC
2022	504	56.27	20.01	19,638	2.10%	0.60%	1.75%	(0.12)%	(1.27)%
2021	642	56.34	20.27	25,021	1.48%	0.60%	1.75%	13.14%	11.83%
2020	737	18.12	50.04	25,441	2.06%	0.60%	1.75%	3.78%	4.99%
2019	859	17.46	47.97	27,706	3.82%	0.60%	1.75%	22.62%	24.05%
2018	1,058	14.24	38.92	27,588	0.86%	0.60%	1.75%	(0.96)%	0.20%
MFS VIT II Emerging Markets Equity SC
2022	27	8.96	8.26	238	3.78%	0.90%	1.65%	(20.66)%	(21.26)%
2021	27	11.29	10.49	299	0.27%	0.90%	1.65%	(7.86)%	(8.56)%
2020	29	11.47	12.48	349	2.53%	0.90%	1.65%	8.51%	9.34%
2019	39	10.57	11.42	430	0.40%	0.90%	1.65%	18.20%	19.10%
2018	48	8.94	9.60	449	0.11%	0.90%	1.65%	(15.55)%	(14.91)%
MFS VIT II International Value SC
2022	827	19.99	19.14	16,508	0.45%	0.90%	1.30%	(24.44)%	(24.74)%
2021	865	26.45	25.43	22,849	0.14%	0.90%	1.30%	9.28%	8.84%
2020	1,021	18.88	24.20	24,678	0.73%	0.90%	1.30%	18.65%	19.13%
2019	1,290	15.86	20.32	26,178	1.49%	0.90%	1.30%	24.02%	24.52%
2018	1,467	12.75	16.32	23,902	0.92%	0.90%	1.30%	(10.90)%	(10.54)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

MFS VIT II MA Investors Growth Stock IC
2022	71	$22.59	$20.71	$1,528	0.09%	0.70%	1.80%	(19.82)%	(20.71)%
2021	80	28.17	26.12	2,148	0.24%	0.70%	1.80%	25.09%	23.71%
2020	90	21.11	22.52	1,951	0.42%	0.70%	1.80%	20.06%	21.47%
2019	103	17.54	18.51	1,845	0.60%	0.70%	1.80%	37.44%	38.97%
2018	118	12.77	13.32	1,536	0.60%	0.70%	1.80%	(1.01)%	0.10%
MFS VIT II MA Investors Growth Stock SC
2022	1,343	22.34	20.40	29,346	0.00%	0.60%	1.75%	(19.93)%	(20.85)%
2021	1,478	27.90	25.78	40,451	0.03%	0.60%	1.75%	24.90%	23.46%
2020	1,793	20.88	22.34	39,387	0.21%	0.60%	1.75%	6.28%	7.53%
2019	2,201	17.35	18.39	39,929	0.33%	0.60%	1.80%	37.08%	38.75%
2018	3,092	12.65	13.25	40,555	0.34%	0.60%	1.80%	(1.24)%	(0.03)%
MFS VIT Total Return Bond SC
2022	26,559	12.70	10.04	303,873	2.39%	0.60%	1.75%	(14.70)%	(15.68)%
2021	29,030	14.89	11.91	391,163	2.54%	0.60%	1.75%	(1.66)%	(2.80)%
2020	29,238	12.25	15.14	401,842	3.09%	0.60%	1.75%	6.28%	7.53%
2019	33,789	11.53	14.08	433,094	3.16%	0.60%	1.75%	8.00%	9.26%
2018	39,442	10.67	12.89	464,112	3.00%	0.60%	1.75%	(3.06)%	1.92%
MFS VIT Value SC
2022	4,835	34.50	25.46	150,061	1.07%	0.60%	1.75%	(6.70)%	(7.78)%
2021	5,868	36.98	27.61	196,057	1.14%	0.60%	1.75%	24.41%	22.97%
2020	7,186	22.45	29.72	193,873	1.23%	0.60%	1.75%	1.42%	2.60%
2019	7,799	22.14	28.97	205,858	1.94%	0.60%	1.75%	27.24%	28.73%
2018	9,144	17.40	22.50	188,402	1.34%	0.60%	1.75%	(11.93)%	(10.90)%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2022	4	9.04	9.04	39	0.00%	1.20%	1.20%	(1.44)%	(1.44)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Morgan Stanley VIF Global Real Estate II
2022	426	$11.93	$10.00	$5,023	3.95%	0.60%	1.75%	(26.64)%	(27.49)%
2021	457	16.26	13.78	7,402	4.03%	0.60%	1.75%	23.09%	21.67%
2020	536	11.33	23.35	1,330	5.87%	0.60%	1.75%	(16.34)%	(15.36)%
2019	506	13.54	27.64	7,949	2.70%	0.60%	1.75%	15.99%	17.35%
2018	534	11.68	23.60	7,266	3.24%	0.60%	1.75%	(9.81)%	(8.75)%
Morgan Stanley VIF Global Strategy Portfolio
2022	2	8.67	8.67	17	0.00%	1.20%	1.20%	(1.27)%	(1.27)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
PIMCO Income Advisor
2022	66	9.37	9.20	613	3.60%	0.30%	1.30%	(8.15)%	(9.06)%
2021	36	10.20	10.12	362	0.75%	0.30%	1.30%	0.29%	(0.53)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
PIMCO VIT All Asset Advisor
2022	175	11.22	12.21	2,183	4.43%	0.75%	1.75%	(12.53)%	(13.41)%
2021	518	12.83	14.10	7,526	11.08%	0.75%	1.75%	15.17%	14.01%
2020	580	11.14	13.33	7,363	3.06%	0.75%	1.75%	6.02%	7.10%
2019	730	10.40	12.47	8,691	4.47%	0.75%	1.75%	2.92%	10.74%
2018	160	10.44	11.26	1,766	2.40%	0.90%	1.75%	(7.11)%	(6.30)%
PIMCO VIT Commodity Real Return Strategy Advantage
2022	1	9.40	9.40	6	10.91%	0.30%	0.30%	(0.74)%	(0.74)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

PIMCO VIT Global Diversified Allocation Portfolio
2022	400	$12.40	$11.78	$4,891	4.36%	1.00%	1.75%	(17.44)%	(18.06)%
2021	446	15.02	14.37	6,630	9.81%	1.00%	1.75%	7.43%	6.62%
2020	471	13.48	13.99	6,534	2.86%	1.00%	1.75%	2.18%	2.95%
2019	542	13.20	13.61	7,332	2.66%	1.00%	1.75%	19.49%	20.40%
2018	568	11.04	11.34	6,407	2.06%	1.00%	1.75%	(10.66)%	(9.97)%
PIMCO VIT High Yield Advance
2022	20	9.26	9.09	186	4.23%	0.30%	1.30%	(10.65)%	(11.54)%
2021	12	10.31	10.28	127	1.03%	1.00%	1.30%	0.77%	0.51%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
PIMCO VIT Long-Term US Government Advisor
2022	1,893	6.49	10.57	20,470	1.83%	0.30%	1.75%	(29.16)%	(30.19)%
2021	1,953	9.16	15.14	30,193	1.45%	0.30%	1.75%	(5.17)%	(6.54)%
2020	1,812	11.34	20.04	30,865	1.86%	0.60%	1.75%	15.22%	16.57%
2019	1,454	13.19	17.24	21,626	1.96%	0.60%	1.75%	11.23%	12.53%
2018	1,407	11.75	15.36	18,486	2.23%	0.60%	1.75%	(4.19)%	(3.07)%
PIMCO VIT Low Duration Advisor
2022	12,973	9.33	8.85	126,469	1.54%	0.30%	1.75%	(6.12)%	(7.48)%
2021	14,088	9.94	9.56	147,419	0.43%	0.30%	1.75%	(1.32)%	(2.76)%
2020	11,792	9.83	11.75	126,694	1.08%	0.60%	1.75%	1.09%	2.27%
2019	11,779	9.73	11.49	124,470	2.67%	0.60%	1.75%	0.24%	3.30%
2018	12,259	9.53	11.13	125,907	1.83%	0.60%	1.75%	(1.52)%	(0.36)%
PIMCO VIT Real Return Advisor
2022	20,877	9.67	10.03	235,467	6.75%	0.30%	1.75%	(12.26)%	(13.53)%
2021	23,187	11.02	11.60	300,617	4.94%	0.30%	1.75%	5.16%	3.64%
2020	23,001	11.19	14.49	285,898	1.29%	0.60%	1.75%	9.65%	10.93%
2019	28,164	10.13	13.06	315,853	1.57%	0.60%	1.75%	0.62%	7.68%
2018	32,272	9.59	12.13	337,155	2.40%	0.60%	1.75%	(4.02)%	(2.89)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

PIMCO VIT Short-Term Advisor
2022	6,783	$9.95	$9.48	$69,195	1.51%	0.30%	1.75%	(0.55)%	(1.99)%
2021	6,407	10.01	9.67	66,445	0.99%	0.30%	1.75%	(0.45)%	(1.90)%
2020	6,266	9.86	11.22	65,883	1.14%	0.60%	1.75%	0.35%	1.53%
2019	6,567	9.82	11.05	68,362	2.36%	0.60%	1.75%	0.90%	2.08%
2018	7,043	9.73	10.82	72,157	2.06%	0.60%	1.75%	(0.35)%	0.82%
PIMCO VIT Total Return Advisor
2022	55,640	8.55	9.72	606,616	2.42%	0.30%	1.75%	(14.64)%	(15.88)%
2021	59,431	10.02	11.55	767,115	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
2020	56,007	10.19	14.75	746,621	1.97%	0.30%	1.75%	6.64%	7.89%
2019	62,029	10.01	13.67	770,255	2.93%	0.60%	1.75%	(0.01)%	7.60%
2018	70,190	10.51	12.70	813,438	2.44%	0.60%	1.75%	(2.38)%	(1.23)%
Protective Life Dynamic Allocation Series – Conservative
2022	3,810	9.83	10.09	39,579	1.08%	0.30%	1.75%	(16.95)%	(18.15)%
2021	3,608	11.53	12.32	46,054	0.90%	0.75%	1.75%	7.91%	6.82%
2020	3,368	10.69	12.29	40,357	1.16%	0.75%	1.75%	1.69%	2.72%
2019	2,591	11.35	11.98	30,678	1.56%	0.90%	1.75%	8.05%	8.98%
2018	2,504	10.50	10.99	27,255	1.43%	0.90%	1.75%	(3.72)%	(2.88)%
Protective Life Dynamic Allocation Series – Growth
2022	3,907	10.02	11.52	48,110	1.09%	0.75%	1.75%	(20.17)%	(20.97)%
2021	4,163	15.73	14.58	64,736	0.88%	0.90%	1.75%	19.71%	18.68%
2020	4,799	12.28	13.14	62,414	1.16%	0.90%	1.75%	(3.86)%	(3.03)%
2019	6,010	12.77	13.55	80,870	1.37%	0.90%	1.75%	10.04%	10.99%
2018	5,800	11.61	12.21	70,454	1.18%	0.90%	1.75%	(5.34)%	(4.52)%
Protective Life Dynamic Allocation Series – Moderate
2022	57,847	9.71	10.55	585,407	1.04%	0.75%	1.75%	(18.21)%	(19.03)%
2021	41,543	11.88	13.02	524,872	0.78%	0.75%	1.75%	11.48%	10.36%
2020	24,453	10.65	12.61	290,751	1.00%	0.75%	1.75%	0.22%	1.24%
2019	16,122	10.52	12.47	200,085	1.47%	0.75%	1.75%	2.71%	9.59%
2018	14,357	10.84	11.38	162,928	1.30%	0.90%	1.75%	(4.09)%	(3.26)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Royce Capital Fund Micro-Cap SC
2022	454	$20.21	$12.83	$8,004	0.00%	0.70%	1.75%	(23.19)%	(24.00)%
2021	912	26.31	16.88	19,767	0.00%	0.70%	1.75%	28.62%	27.26%
2020	1,340	13.27	20.46	22,597	0.00%	0.70%	1.75%	21.40%	22.69%
2019	1,619	10.93	16.67	22,304	0.00%	0.70%	1.75%	17.15%	18.40%
2018	873	9.33	14.08	10,886	0.00%	0.70%	1.75%	(10.88)%	(9.92)%
Royce Capital Fund Small-Cap SC
2022	7,443	22.37	15.64	137,805	0.07%	0.60%	1.75%	(9.96)%	(10.99)%
2021	8,915	24.85	17.57	184,073	1.17%	0.60%	1.75%	27.68%	26.20%
2020	11,258	9.97	19.46	183,315	0.71%	0.60%	1.75%	(8.95)%	(7.88)%
2019	11,393	15.29	21.13	201,760	0.57%	0.60%	1.75%	16.37%	17.73%
2018	5,325	13.14	17.95	84,530	0.18%	0.60%	1.75%	(10.11)%	(9.05)%
Rydex Commodities Strategy
2022	2	5.84	5.84	9	4.72%	1.00%	1.00%	21.66%	21.66%
2021	2	4.80	4.80	10	0.00%	1.00%	1.00%	38.15%	38.15%
2020	3	3.47	3.47	9	0.69%	1.00%	1.00%	(23.50)%	(23.50)%
2019	2	4.54	4.54	10	1.57%	1.00%	1.00%	14.10%	14.10%
2018	2	3.98	3.98	9	3.60%	1.00%	1.00%	(15.98)%	(15.98)%
Rydex Inverse Government Long Bond
2022	1	6.44	6.44	8	0.00%	1.00%	1.00%	44.75%	44.75%
2021	2	4.45	4.45	8	0.00%	1.00%	1.00%	(0.04)%	(0.04)%
2020	1	4.45	4.45	6	0.25%	1.00%	1.00%	(21.88)%	(21.88)%
2019	1	5.70	5.70	7	0.00%	1.00%	1.00%	(14.16)%	(14.16)%
2018	1	6.64	6.64	7	0.00%	1.00%	1.00%	2.75%	2.75%
T. Rowe Price All-Cap Opportunities Portfolio
2022	64	7.85	7.85	503	0.00%	0.75%	0.75%	(22.10)%	(22.10)%
2021	12	10.08	10.08	100	0.00%	0.75%	0.75%	0.00%	0.00%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

T. Rowe Price Blue Chip Growth Portfolio II
2022	797	$7.23	$7.10	$5,117	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	235	11.82	11.72	2,730	0.00%	0.30%	1.30%	13.50%	12.56%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
T. Rowe Price Health Sciences Portfolio II
2022	265	8.26	9.35	2,400	0.00%	0.75%	1.30%	(13.34)%	(13.82)%
2021	94	10.88	10.85	1,017	0.00%	1.00%	1.30%	11.42%	11.14%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
T. Rowe Price Moderate Allocation
2022	44	8.03	8.03	351	1.12%	0.75%	0.75%	(18.93)%	(18.93)%
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Templeton Developing Markets VIP CL 2
2022	243	8.98	9.26	2,397	2.55%	0.30%	1.65%	(22.22)%	(23.27)%
2021	223	11.55	12.07	2,857	1.36%	0.30%	1.65%	(6.02)%	(7.29)%
2020	1,001	12.91	13.95	13,677	1.15%	0.75%	1.75%	15.14%	16.31%
2019	1,323	11.21	12.02	15,632	0.71%	0.90%	1.75%	24.48%	25.56%
2018	222	9.07	9.58	2,107	0.36%	0.90%	1.65%	(17.19)%	16.56%
Templeton Foreign VIP CL 2
2022	5,585	12.86	9.54	67,901	2.71%	0.60%	1.75%	(8.16)%	(9.22)%
2021	5,308	14.00	10.51	71,083	2.01%	0.60%	1.75%	3.53%	2.34%
2020	6,991	10.27	17.93	90,070	2.52%	0.60%	1.75%	(2.89)%	(1.75)%
2019	7,284	10.57	18.29	95,813	1.57%	0.60%	1.75%	10.56%	11.85%
2018	6,466	9.56	16.38	77,382	2.83%	0.60%	1.75%	(16.93)%	(15.95)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Templeton Global Bond VIP Fund CL 2
2022	19,212	$8.94	$8.07	$200,903	0.00%	0.30%	1.75%	(5.23)%	(6.61)%
2021	22,014	15.78	8.64	245,408	0.00%	0.60%	1.75%	(5.56)%	(6.65)%
2020	20,656	9.26	16.70	245,678	7.98%	0.60%	1.75%	(6.94)%	(5.85)%
2019	22,523	9.95	17.74	284,602	7.02%	0.60%	1.75%	0.23%	1.40%
2018	24,745	9.93	18.50	309,133	0.00%	0.60%	1.75%	0.15%	1.32%
Templeton Growth VIP CL 2
2022	5,214	14.53	12.89	74,950	0.15%	0.60%	1.75%	(12.03)%	(13.05)%
2021	5,600	16.52	14.83	91,730	1.16%	0.60%	1.75%	4.24%	3.04%
2020	6,947	11.25	24.95	110,363	2.41%	0.60%	1.75%	3.95%	5.16%
2019	7,550	13.03	23.77	114,808	2.62%	0.60%	1.75%	13.14%	14.46%
2018	7,005	11.50	20.81	93,093	2.11%	0.60%	1.75%	(16.35)%	(15.36)%
VanEck Global Hard Asset
2022	7	39.86	35.11	236	1.63%	1.25%	1.80%	7.04%	6.45%
2021	7	37.24	32.98	250	0.42%	1.25%	1.80%	17.44%	16.78%
2020	9	28.24	31.71	258	0.83%	1.25%	1.80%	16.97%	17.63%
2019	7	24.14	26.96	183	0.00%	1.25%	1.80%	9.86%	10.47%
2018	6	21.98	24.40	140	0.00%	1.25%	1.80%	(29.57)%	(29.18)%
Vanguard VIF Balanced
2022	71	11.37	11.37	808	1.71%	0.30%	0.30%	(14.56)%	(14.56)%
2021	63	13.31	13.31	832	1.03%	0.30%	0.30%	18.15%	18.15%
2020	3	11.26	11.26	36	0.00%	0.30%	0.30%	5.49%	5.49%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Capital Growth
2022	20	12.25	12.25	249	0.98%	0.30%	0.30%	(15.74)%	(15.74)%
2021	15	14.53	14.53	219	0.81%	0.30%	0.30%	20.63%	20.63%
2020	2	12.05	12.05	26	0.00%	0.30%	0.30%	10.73%	10.73%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Vanguard VIF Conservative Allocation
2022	123	$9.74	$9.74	$1,198	1.00%	0.30%	0.30%	(15.15)%	(15.15)%
2021	30	11.48	11.48	343	0.25%	0.30%	0.30%	4.19%	4.19%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Diversified Val
2022	5	14.34	14.34	67	0.23%	0.30%	0.30%	(11.75)%	(11.75)%
2021	5	16.25	16.25	80	0.78%	0.30%	0.30%	18.46%	18.46%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Equity Income
2022	51	14.65	14.65	753	2.52%	0.30%	0.30%	(0.96)%	(0.96)%
2021	44	14.80	14.80	645	0.06%	0.30%	0.30%	20.01%	20.01%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Equity Index
2022	110	12.43	12.43	1,362	0.98%	0.30%	0.30%	(18.47)%	(18.47)%
2021	60	15.25	15.25	945	0.32%	0.30%	0.30%	27.92%	27.92%
2020	1	11.92	11.92	(17)	0.00%	0.30%	0.30%	6.92%	6.92%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Global Bond Index
2022	25	8.55	8.55	215	1.98%	0.30%	0.30%	(13.39)%	(13.39)%
2021	15	9.87	9.87	148	0.96%	0.30%	0.30%	(2.23)%	(2.23)%
2020	1	10.10	10.10	12	0.00%	0.30%	0.30%	0.66%	0.66%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Vanguard VIF Growth
2022	100	$9.32	$9.32	$936	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	55	14.03	14.03	742	0.01%	0.30%	0.30%	16.57%	16.57%
2020	6	12.04	12.04	93	0.00%	0.30%	0.30%	6.48%	6.48%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF High Yield Bond
2022	17	10.03	10.03	173	4.68%	0.30%	0.30%	(9.63)%	(9.63)%
2021	13	11.10	11.10	139	5.15%	0.30%	0.30%	3.18%	3.18%
2020	2	10.75	10.75	24	0.00%	0.30%	0.30%	3.60%	3.60%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF International
2022	78	8.98	8.98	701	0.98%	0.30%	0.30%	(30.33)%	(30.33)%
2021	42	12.89	12.89	547	0.06%	0.30%	0.30%	(2.27)%	(2.27)%
2020	-	13.19	13.19	5	0.00%	0.30%	0.30%	18.60%	18.60%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Mid-Cap Index
2022	67	12.51	12.51	834	1.03%	0.30%	0.30%	(19.06)%	(19.06)%
2021	52	15.45	15.45	804	0.47%	0.30%	0.30%	23.33%	23.33%
2020	-	12.53	12.53	6	0.00%	0.30%	0.30%	14.57%	14.57%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Moderate Allocation
2022	64	10.37	10.37	660	2.21%	0.30%	0.30%	(16.18)%	(16.18)%
2021	54	12.37	12.37	664	0.71%	0.30%	0.30%	9.50%	9.50%
2020	3	11.29	11.29	36	0.00%	0.30%	0.30%	7.06%	7.06%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Vanguard VIF Money Market
2022	186	$10.03	$10.03	$1,870	2.10%	0.30%	0.30%	0.60%	0.60%
2021	33	9.97	9.97	325	0.01%	0.30%	0.30%	(0.29)%	(0.29)%
2020	-	10.00	10.00	2	0.00%	0.30%	0.30%	0.01%	0.01%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Real Estate Index
2022	29	11.36	11.36	331	1.72%	0.30%	0.30%	(26.52)%	(26.52)%
2021	19	15.46	15.46	287	0.35%	0.30%	0.30%	39.58%	39.58%
2020	-	11.07	11.07	3	0.00%	0.30%	0.30%	6.13%	6.13%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Short Term Investment Grade
2022	167	9.47	9.47	1,579	1.44%	0.30%	0.30%	(6.00)%	(6.00)%
2021	142	10.08	10.08	1,430	0.19%	0.30%	0.30%	(0.82)%	(0.82)%
2020	1	10.16	10.16	11	0.00%	0.30%	0.30%	0.81%	0.81%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Total Bond Market Index
2022	199	8.53	8.53	1,701	1.58%	0.30%	0.30%	(13.47)%	(13.47)%
2021	115	9.85	9.85	1,136	1.16%	0.30%	0.30%	(2.10)%	(2.10)%
2020	27	10.06	10.06	270	0.00%	0.30%	0.30%	0.29%	0.29%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Vanguard VIF Total International Stock Market Index
2022	106	10.87	10.87	1,151	2.14%	0.30%	0.30%	(16.26)%	(16.26)%
2021	42	12.98	12.98	546	0.57%	0.30%	0.30%	8.16%	8.16%
2020	-	12.00	12.00	4	0.00%	0.30%	0.30%	14.05%	14.05%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Vanguard VIF Total Stock Mkt Index
2022	153	$12.23	$12.23	$1,873	0.97%	0.30%	0.30%	(19.83)%	(19.83)%
2021	77	15.26	15.26	1,179	0.74%	0.30%	0.30%	24.83%	24.83%
2020	20	12.22	12.22	242	0.00%	0.30%	0.30%	9.53%	9.53%
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
Western Asset Core Plus VIT II
2022	421	8.26	8.22	3,471	2.43%	1.00%	1.30%	(18.11)%	(18.35)%
2021	227	10.09	10.06	2,287	2.05%	1.00%	1.30%	(0.29)%	(0.54)%
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

* The Subaccount has units that round to less than 1,000 units.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount

7.       SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Protective Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021

Statutory Statements of Operations, Changes in Capital and Surplus, and Cash Flow for Each of the Years in the Three-Year Period Ended December 31, 2022

Supplemental Schedules as of and for the years ended December 31, 2022, 2021, and 2020

Independent Auditors’ Report

The Board of Directors

Protective Life Insurance Company:

Opinions

We have audited the statutory financial statements of Protective Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee described in Notes 1 and 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the December 31, 2022 statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive. The effects on the December 31, 2021 and 2020 statutory financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are described in Note 2.

1

Responsibilities of Management for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Statutory Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Birmingham, Alabama

March 31, 2023

3

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)

Bonds (fair value: 2022 - $41,441,691; 2021 - $52,216,520)	$47,180,219	$47,120,591
Preferred stocks (fair value: 2022 - $465,457; 2021 - $716,544)	540,147	707,270
Common stocks-affiliated (cost: 2022 - $2,263,479; 2021 - $1,948,513)	1,796,429	1,445,092
Common stocks-unaffiliated (cost: 2022 - $173,730; 2021 - $145,265)	174,544	146,568
Mortgage loans on real estate	10,558,447	9,557,217
Real estate	117,968	120,602
Contract loans	830,400	847,471
Cash and cash equivalents	369,091	449,128
Short-term investments	—	2,626
Other invested assets	804,833	809,003
Receivable for securities	4,485	1,851
Securities lending reinvested collateral assets	162,119	179,083
Derivatives	366,106	1,248,717
Derivative collateral and receivables	60,639	192,298
Total cash and investments	62,965,427	62,827,517
Amounts recoverable from reinsurers	123,881	139,923
Deferred and uncollected premiums	1,096	(36,891)
Investment income due and accrued	525,295	507,118
Receivables from parent, subsidiaries, and affiliates	13,307	9,505
Current federal and foreign income tax recoverable	12,628	16,579
Deferred tax asset	185,709	180,054
Other assets	754,347	791,067
Assets held in Separate Accounts	14,111,642	16,385,944
Total admitted assets	$78,693,332	$80,820,816

(Continued)

4

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)

Aggregate reserves:
Life policies and contracts	$39,751,133	$40,891,066
Accident and health	345,393	336,499
Liability for deposit-type contracts	11,906,051	10,373,334
Policy and contract claims:
Life	464,809	533,075
Accident and health	20,249	22,832
Policyholders' dividends	20,688	28,903
Funds at interest and experience rated refunds	78,776	136,850
Interest maintenance reserve (IMR)	778,140	1,269,536
General expenses due or accrued	95,653	70,908
Transfers from Separate Accounts due or accrued, net	(50,739)	(338,156)
Remittances and items not allocated	64,976	56,115
Borrowed money and interest thereon	925,223	1,308,328
Asset valuation reserve (AVR)	362,132	468,260
Payable to parent, subsidiaries, and affiliates	39,475	40,465
Derivatives	267,352	960,050
Derivative collateral and payables	62,269	195,926
Payable for securities lending	162,119	179,083
Funds held under reinsurance treaties	3,481,734	2,131,334
Other liabilities	471,541	451,894
Liabilities held in Separate Accounts	14,111,642	16,385,944
Total liabilities	73,358,616	75,502,246
Capital and surplus:
Common stock, $1.00 par value; 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Surplus notes	110,000	110,000
Gross paid-in and contributed surplus	3,240,393	3,140,393
Unassigned funds - surplus	1,979,323	2,063,177
Total capital and surplus	5,334,716	5,318,570
Total liabilities and capital and surplus	$78,693,332	$80,820,816

See Notes to the Financial Statements (Statutory Basis).

5

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Revenue:
Premiums and annuity considerations	$3,438,207	$5,098,113	$3,842,843
Net investment income	2,475,360	2,385,384	2,285,955
Commissions and expense allowances on reinsurance ceded	408,185	462,914	437,894
Amortization of interest maintenance reserve	132,476	123,509	107,047
Net gain (loss) from operations from Separate Accounts	(112,311)	20,010	10,088
Reserve adjustments on reinsurance ceded	(167,198)	(157,219)	(392,899)
Other income	548,017	636,979	610,473
Total revenue	6,722,736	8,569,690	6,901,401
Benefits and expenses:
Death and annuity benefits	2,262,459	2,292,755	2,106,267
Accident and health benefits	56,856	59,175	68,224
Surrender benefits and other fund withdrawals	3,514,730	3,023,567	2,913,334
Other policy and contract benefits	419,381	217,876	236,954
Increase in aggregate reserves	(1,137,253)	1,054,549	618,761
Commissions and commission expense allowances	469,937	499,239	379,326
General expenses	574,343	541,211	524,794
Insurance taxes, licenses, and fees	110,307	100,202	74,030
Transfers from Separate Accounts, net	(151,823)	(27,834)	(931,195)
Change in assumed MODCO reserves	47	205	184
Other expenses	136,678	117,209	125,743
Total benefits and expenses	6,255,662	7,878,154	6,116,422
Net income (loss) from operations before dividends to policyholders and federal income taxes	467,074	691,536	784,979
Dividends to policyholders	18,929	29,487	29,586
Federal income tax expense	125,600	122,732	80,173
Net income (loss) from operations	322,545	539,317	675,220
Net realized capital gains (losses) (less $(96,944), $11,883, and $31,811 of capital gains tax (benefit) in 2022, 2021, and 2020, respectively, and excluding $(358,987), $44,123, and $308,075 transferred to the IMR in 2022, 2021 and 2020, respectively)	(16,718)	(113,001)	16,493
Net income (loss)	$305,827	$426,316	$691,713

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

6

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(Statutory Basis)

($ in thousands)*
Capital and surplus, December 31, 2019	$5,089,318

Net income	691,713
Change in net unrealized capital gains and losses, less capital gains tax of $1,767	(173,876)
Change in nonadmitted assets	32,798
Change in liability for reinsurance in unauthorized companies	1,667
Change in reserve on account of change in valuation basis	59,252
Change in asset valuation reserve	(76,159)
Change in net deferred income tax	(55,834)
Change in surplus as a result of reinsurance	(251,818)
Funds withheld losses	(16,944)
Change in acquired unauthorized liability	5
Paid in capital	120,000
Capital and surplus, December 31, 2020	5,420,122

Net income	426,316
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(52,048)	(229,288)
Change in nonadmitted assets	(103,155)
Change in liability for reinsurance in unauthorized companies	(973)
Change in asset valuation reserve	(87,845)
Change in net deferred income tax	67,051
Change in surplus as a result of reinsurance	(219,242)
Funds withheld gains	7,557
Prior period adjustments	38,380
Change in acquired unauthorized liability	(353)
Capital and surplus, December 31, 2021	5,318,570

Net income	305,827
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(44,544)	(167,215)
Change in net unrealized foreign exchange capital gain	14,481
Change in nonadmitted assets	94,264
Change in liability for reinsurance in unauthorized companies	(1,364)
Change in asset valuation reserve	106,128
Change in net deferred income tax	3,373
Change in surplus as a result of reinsurance	(82,828)
Funds withheld gains	15,898
Prior period adjustments	(34,820)
Paid in capital	100,000
Change in acquired unauthorized liability	1,402
Dividends to parent	(339,000)
Capital and surplus, December 31, 2022	$5,334,716

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

7

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Cash from operations
Premiums and annuity considerations	$4,794,234	$5,151,370	$4,392,497
Net investment income	2,475,883	2,436,005	2,371,117
Miscellaneous income	641,967	1,124,123	618,603
Benefit and loss payments	(6,463,941)	(5,597,022)	(5,717,602)
Net transfers from Separate Accounts	439,240	(49,817)	912,505
Commissions, expenses paid and miscellaneous	(1,225,127)	(1,223,184)	(903,824)
Dividends paid to policyholders	(27,143)	(29,733)	(30,024)
Federal income taxes	(22,624)	(234,752)	(73,754)
Net cash from operations	612,489	1,576,990	1,569,518
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	3,277,837	5,635,863	4,867,361
Stocks	202,717	130,168	267,306
Mortgage loans	1,098,099	1,236,175	616,072
Other invested assets	19,597	9,498	2,729
Net losses on cash, cash equivalents, and short-term investments	(56)	131	1,295
Securities lending collateral assets	—	—	6,810
Derivatives and other miscellaneous proceeds	26,496	20,729	302,341
Total investment proceeds	4,624,690	7,032,564	6,063,914
Cost of investments acquired:
Bonds	(3,337,186)	(8,775,550)	(6,816,210)
Stocks	(414,015)	(441,653)	(286,927)
Mortgage loans	(2,111,300)	(1,935,519)	(1,415,557)
Real estate	(1,078)	(940)	(5,343)
Other invested assets	(12,718)	(95,241)	(24,761)
Derivatives and other miscellaneous applications	(329,123)	(327,742)	(157,759)
Total investments acquired	(6,205,420)	(11,576,645)	(8,706,557)
Net change in contract loans	14,988	24,607	32,217
Net cash from investments	(1,565,742)	(4,519,474)	(2,610,426)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid in surplus	100,000	—	120,000
Borrowed funds	(383,106)	953,327	84,989
Net deposits on deposit-type contract funds	1,551,722	2,243,042	357,812
Dividends to parent	(339,000)	—	—
Securities lending liability	(16,964)	120,413	6,810
Other cash provided (applied), net	(42,062)	(645,559)	759,275
Net cash from financing and miscellaneous sources	870,590	2,671,223	1,328,886
Net change in cash, cash equivalents, and short-term investments	(82,663)	(271,261)	287,978
Cash, cash equivalents, and short-term investments, beginning of year	451,754	723,015	435,037
Cash, cash equivalents, and short-term investments, end of year	$369,091	$451,754	$723,015

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

(Continued)

8

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Non-cash transactions
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Operations)	$1,357,675	$—	$—
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Financing and miscellaneous sources)	(1,357,675)	—	—
Non-cash exchange of securities (Investments)	428,799	523,872	721,853
Non-cash change in retained asset account (Operations)	(19,004)	81,301	61,631
Non-cash change in reinsurance loss contingency reserve (Operations)	21,866	(5,569)	61,234
Non-cash transfer of Bonds from West Coast Life Insurance Company in conjunction with reinsurance novation(includes investment income due and accrued of $8,548,107) (Investments)	—	—	733,519
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Operations and Financing and miscellaneous sources)	—	—	460,489
Adjustment for deposit liability pursuant to reinsurance treaty modification (Operations and Financing and miscellaneous sources)	—	—	131,411
Reclassification of security from Bonds to Other invested assets (Investments)	—	—	81,472
Non-cash transfer of Other Invested Assets from West Coast Life Insurance Company in conjunction with reinsurance novation (includes investment income due and accrued of $93,118) (Investments)	—	—	9,035

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

9

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.        General

Basis of Presentation – The statutory basis financial statements of Protective Life Insurance Company (the “Company”) have been prepared in conformity with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee (the “Department”). The Company is a stock, legal reserve, life and accident and health insurer domiciled in the State of Tennessee.

All outstanding shares of the Company’s common stock are owned by Protective Life Corporation (“PLC”), an insurance holding company domiciled in the State of Delaware. PLC was a wholly owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi Life”), a kabushiki kaisha organized under the laws of Japan. Effective January 1, 2023, PLC became a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan and subsidiary of Dai-ichi Life (“Dai-ichi Life International”), upon the transfer of all of the outstanding shares of PLC’s common stock from Dai-ichi Life to Dai-ichi Life International. Dai-ichi Life remains the ultimate controlling parent corporation of PLC. Wholly owned insurance subsidiaries of the Company as of December 31, 2022, include Protective Life and Annuity Insurance Company (“PLAIC”), MONY Life Insurance Company (“MONY”), West Coast Life Insurance Company (“WCL”), and Protective Property & Casualty Insurance Company (“PP&C”) (formerly Lyndon Property Insurance Company (“LPIC”)) and Golden Gate Captive Insurance Company (“GGCIC”). The Company also owns two investment companies, Protective Finance Corporation (“PFC”) and Protective Finance Corporation II (“PFCII”), and three non-insurance and non-investment subsidiaries, Western Diversified Services, Inc. (“WDS”), Protective Asset Protection, Inc. (“PAPI”) (formerly Lyndon Insurance Group, Inc.) and USWC Holding Company (“USWC”) and one automotive finance and insurance provider A.U.L. Corp. (“AUL”).

As part of a statutory merger approved by the Department and the Vermont Department of Financial Regulation, the Company was merged with its affiliate, Shades Creek Captive Insurance Company (“Shades Creek”), effective January 1, 2021 (“the Merger”). After the Merger, the Company remained as the surviving legal entity, and Shades Creek ceased to exist effective January 1, 2021. Prior to the Merger, both the Company and Shades Creek were wholly owned subsidiaries of PLC. The Company did not pay or receive any consideration in connection with the Merger. As a result of the Merger, all issued and outstanding capital stock of Shades Creek was cancelled.

The Merger was accounted for using the statutory merger method pursuant to Statement of Statutory Accounting Principles (“SSAP”) No. 68, “Business Combinations and Goodwill” (“SSAP No. 68”). In accordance with SSAP No. 68, the Company’s Statements of Operations, Statements of Changes in Capital and Surplus, Statements of Cash Flow and other prior year amounts included herein have been restated to reflect the merged results of the Company and Shades Creek in accordance with the provisions of SSAP No. 68 and SSAP No. 3, “Accounting Changes and Corrections of Errors” (“SSAP No. 3”).

The Department recognizes only statutory practices prescribed or permitted by the State of Tennessee for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Tennessee Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual, effective January 1, 2001 (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the State of Tennessee. The Company had no permitted practices as of December 31, 2022 or 2021, or for each of the years in the three-year period ended December 31, 2022. The State has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, Tennessee Insurance Law requires that goodwill arising from the purchase of a subsidiary, controlled or affiliated entity is charged directly to surplus in the year it originates. In NAIC SAP, goodwill in amounts not to exceed 10% of an insurer’s capital and surplus may be capitalized and all amounts of goodwill are amortized as a component of unrealized gains and losses on investments over periods not to exceed 10 years.

10

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The following reconciles the Company's net income (loss) and capital and surplus as of and for the years ended December 31, prepared in accordance with NAIC SAP as compared to that prepared in accordance with practices prescribed and permitted by the Department.

		December 31
	SSAP #	2022	2021	2020

		($ in thousands)
NET INCOME (LOSS)
State basis	XXX	$305,827	$426,316	$691,713
State prescribed practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—	—
State permitted practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—	—
Net income (loss), NAIC SAP	XXX	$305,827	$426,316	$691,713
SURPLUS
State basis	XXX	$5,334,716	$5,318,570
State prescribed practices that are an increase/(decrease) from NAIC SAP:
Goodwill asset nonadmitted	68	(28,557)	(66,633)
State permitted practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—
Statutory surplus, NAIC SAP	XXX	$5,363,273	$5,385,203

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities, as well as reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company elected to use rounding in reporting amounts throughout the statutory financial statements and in the accompanying notes to the statutory financial statements (collectively, the “statements”) and therefore summation of amounts and consistency between related amounts within the statements may be impacted by immaterial amounts.

Nature of Operations – The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, and fixed and variable annuities. Its products are distributed nationally through various channels, including independent agents, insurance brokers, stockbrokers, financial institutions, company sales representatives, and automobile dealerships. The Company also seeks to acquire insurance policies from other insurers.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, inflation, and other factors.

11

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Summary of Significant Accounting Policies - The Company uses the following significant accounting policies:

Cash and Investments

Investments are stated at values determined by methodologies prescribed by the NAIC. Bonds not backed by other loans are stated at amortized cost using the interest method, except for bonds with a NAIC designation of 6 which are carried at the lower of amortized cost or fair value. For bonds carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Loan-backed bonds and structured securities stated at amortized cost utilize anticipated prepayments to determine the effective yield at purchase. The majority of prepayment assumptions for loan-backed bonds and structured securities are obtained from Bloomberg; other sources are broker-dealer surveys, trustee information, and internal estimates. These assumptions are consistent with current interest rates and the economic environment. Changes in the timing of estimated future cash flows from the original purchase assumptions are accounted for using the retrospective method.

Bonds and preferred stock fair values are obtained from a nationally recognized pricing service. The Company uses quotes obtained from brokers and internally developed pricing models to price those bonds that are not priced by this service.

Redeemable preferred stocks are stated at amortized cost or fair value, depending on the assigned credit ratings. Perpetual preferred stocks are stated at fair value, not to exceed any currently effective call price. For preferred stocks carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Common stocks, other than of subsidiary, controlled and affiliated entities are generally stated at a fair value obtained from a nationally recognized pricing service.

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, PLAIC, is stated at its audited statutory book value less the $2.0 million redemption value of PLAIC’s preferred stock, which is held by PLC.

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, WCL, is stated at statutory capital and surplus, consistent with SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities” (“SSAP No. 97”).

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, MONY, is stated at statutory capital and surplus, also consistent with SSAP No. 97.

The Company’s 100% ownership interest in the outstanding common stock of its insurance company PP&C, is stated at statutory values, consistent with SSAP No. 97.

12

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s 100% ownership in the outstanding common stock of its wholly-owned Special Purpose Financial Insurer, GGCIC, is nonadmitted due to permitted practices received by GGCIC from its domiciliary state of Vermont. For GGCIC, Vermont allows the admission of the XOL Asset Value as an admitted asset. A similar permitted practice was not requested by the Company from the Department to include this XOL Asset Value in the Company’s carrying value of GGCIC.

The Company’s 100% ownership interests in the outstanding common stock of its investment companies, PFC and PFCII, are carried at zero since no GAAP audit is completed.

The Company’s 100% ownership interests in the outstanding common stock of its non-insurance companies, WDS, PAPI, and USWC are carried at zero since no GAAP audit is completed.

The Company’s 100% ownership interests in the outstanding common stock of its automotive finance and insurance provider AUL is carried at $307.1 million at December 31, 2022. See Notes 4 and 7 for details of the Company’s May 2, 2022 acquisition of AUL.

Mortgage loans on real estate are stated at the aggregate unpaid principal balance. Book value adjustments are made for other-than-temporary declines. Temporary declines in value are reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Properties held for the production of income and home office real estate are stated at depreciated cost less encumbrances. Properties held for sale are stated at the lower of depreciated cost or fair value. Depreciation is computed on the straight-line method for all real estate holdings. Accumulated depreciation totaled $61.5 million and $57.7 million as of December 31, 2022 and 2021, respectively. There were no encumbrances as of December 31, 2022 or 2021.

Contract loans are carried at the unpaid principal balance. The excess of unpaid contract loan balances over the cash surrender value, if any, is nonadmitted and reflected as an adjustment to unassigned funds. Interest is capitalized as additional loan amounts on the respective anniversary dates.

Cash includes all demand deposits reduced by the amount of outstanding checks. The Company has deposits with certain financial institutions which exceed federally insured limits; however, total deposits are maintained within the bank-specific deposit level guidelines established by the Company’s Investments Policy Committee (IPC). The Company reviews the credit worthiness of these financial institutions and believes there is minimal risk of material loss.

Short-term investments are stated at amortized cost, which the Company believes approximates fair value. Short-term investments include those investments whose maturities at the time of acquisition were one year or less. Money market mutual funds are classified as cash equivalents with measurement at fair value.

The Company’s investment in surplus notes with an NAIC Credit Rating Provider (“NAIC CRP”) designation of NAIC 1 or NAIC 2, are reported at amortized cost. Surplus notes held with no NAIC CRP designation, or with a designation of NAIC 3, 4, 5, or 6, are carried at the lesser of amortized cost or fair value. Investments in surplus notes are reported as “Other invested assets”.

The Company owns majority and minority interests in several joint ventures. The Company carries these interests in accordance with SSAP No. 48, “Joint Ventures, Partnerships, and Limited Liability Companies”. The Company carries the majority owned interests based on the underlying statutory equity or audited (“GAAP”), accounting principles generally accepted in the United States of America, equity of the investee, depending on the nature of the business of the investee. The Company carries the minority owned interests based on the underlying audited GAAP equity of the investee. None of these investments exceeded 10% of the Company’s admitted assets at either December 31, 2022 or 2021.

13

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Receivables and payables for securities represent balances outstanding with brokers related to purchase and sale transactions. These balances are cleared as amounts are received or paid.

Investment income is recorded when earned.

Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification and are included in the Statements of Operations on the trade date, net of the amount transferred to the Interest Maintenance Reserve (“IMR”) and net of applicable federal income taxes. The Company analyzes various factors to determine if any specific other-than-temporary impairment (“OTTI”) exists. Once a determination has been made that a specific OTTI exists, a realized loss is incurred and the cost basis of the impaired asset, other than loan-backed and structured securities, is adjusted to its fair value. Impaired loan-backed and structured securities are adjusted to the sum of their discounted future expected cash flows.

Derivatives

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages its market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department.

The Company uses various derivative instruments to manage risks related to certain life insurance and annuity products. The derivative instruments the Company may use include interest rate swaps, interest rate swaptions, interest rate forwards, interest rate futures, equity futures, equity options, foreign currency options, foreign currency futures, variance swaps, total return swaps, volatility futures, volatility options, and credit derivatives. The Company can use these derivatives as economic hedges against risks inherent in the products. These risks have a direct impact on the cost of these products and are correlated with the equity markets, interest rates, foreign currency levels, and overall volatility.

All derivative instruments qualifying for hedge accounting are valued consistently with the hedged item and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in carrying value for these derivatives, which qualify for hedge accounting, are recorded consistently with the hedged item. All derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately in “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

The Company has an accounting hedge that is described more fully in Note 11. The derivative instrument was entered into in connection with the issuance of a certain funding agreement and is accounted for in a manner that is consistent with the accounting for the hedged item. The funding agreement is reported in accordance with Actuarial Guideline 33. The derivative entered into in conjunction with the funding agreement has a remaining cost basis of $4.4 million and accumulated foreign currency translation adjustments of $14.5 million; therefore, the derivative is reported in the Statements of Admitted Assets, Liabilities, and Capital and Surplus at an $18.9 million carrying value, as of December 31, 2022.

14

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

In connection with the issuance of a fixed rate funding agreement denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the funding agreement. The Company’s maximum length of exposure to the foreign exchange element of the Company’s funding agreement is until December 2028. The cash flows received on the swap are identical to the cash flows paid on the funding agreement. There were no changes to the swap or the funding agreement during the period. Therefore, the Company did not recognize any unrealized gains or losses related to the cash flow hedge during the period.

The Company also had an effective accounting hedge in the form of an interest rate swap to hedge the interest rate risk associated with the Company’s funding agreement. The Company’s maximum length of exposure to the interest rate element of the Company’s funding agreement was until July 2020, at which time the swap matured.

All of the Company’s other derivatives are not effective accounting hedges. Therefore, they are reported in the Statements of Admitted Assets, Liabilities, and Capital and Surplus at their respective fair values. Any posted collateral and any upfront fees received or paid are also reported at their face amount on the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The change in these positions’ fair market values during the year is reported in “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

Upon termination of a derivative that qualified for hedge accounting, the realized gain or loss shall adjust the basis of the hedged item and be recognized in income consistent with the hedged item.

Upon termination of a derivative that did not or no longer meets the criteria for hedge accounting, the realized gain or loss is recorded in “Net realized capital gains (losses)” in the Statements of Operations.

The Company had no derivatives contracts with financing premiums at December 31, 2022 and 2021.

Refer to Note 11 for further information regarding the Company’s derivative instruments.

Premium Revenue and Related Commissions

Annuity considerations are recognized as revenue when received. Premiums for flexible premium/universal life and single premium credit life policies are recognized as revenue when collected. Premiums for traditional life insurance products are recognized as revenue when due. Accident and health premiums are earned ratably over the terms of the related insurance contracts.

Considerations for deposit type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Acquisition costs, such as commissions and other costs related to new or renewal business, are expensed as incurred.

15

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year, and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Aggregate Reserves for Policies and Contracts

Policy reserves for future life insurance policy benefits are actuarially computed using methods and assumptions in accordance with certain state statutes and administrative regulations including both net level and modified reserve bases. The mortality tables and interest assumptions currently being used on the majority of policies in force are the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary tables with 2.0% to 8.0% interest. These liabilities are computed using statutory actuarial tables, which do not allow for modification based on the Company’s experience, investment yields, mortality or withdrawals. Aggregate reserves are shown net of the credit taken for reinsurance ceded. Effective in 2017 the Company began calculating reserves for certain newly-issued policies in accordance with NAIC Valuation Manual 20, “Requirements for Principle-Based Reserves for Life Products” (“VM-20”), and effective in 2020, reserves for all new issues are in accordance with VM-20.

The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the month of death. The Company has certain surrender values in excess of the legally computed reserves, which are included in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus.

The method used in the valuation of substandard policies is based on the normal tabular reserves plus a portion of the substandard extra premium. For policies with a Mean reserve method, the extra substandard reserve is one half of the annualized extra premium (less a deferred premium). For policies with a Mid-terminal reserve method, the extra substandard reserve is the unearned modal substandard extra premium. For certain acquired business, a substandard mortality table is used.

As of December 31, 2022 and 2021, the Company had $9.0 billion and $9.0 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Tennessee. Reserves to cover this insurance totaled $114.9 million and $116.6 million as of December 31, 2022 and 2021, respectively, and were reported in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Tabular interest, tabular less actual reserves released, and tabular cost are determined by formula.

For the determination of investment earnings on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amounts of funds subject to such valuation rate of interest held at the beginning and the end of the year of valuation. The tabular interest on funds not involving life contingencies is generally the interest actually credited or paid on such funds.

16

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The detail for other net changes in reserves is as follows:

2022			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$104,170	$—	$102,812	$—	$—	$—	$1,358	$—
Total	$104,170	$—	$102,812	$—	$—	$—	$1,358	$—

2021			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$100,099	$—	$98,661	$—	$—	$—	$1,438	$—
Total	$100,099	$—	$98,661	$—	$—	$—	$1,438	$—

2020			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$96,530	$—	$96,530	$—	$—	$—	$—	$—
Conversion from Modco to coinsurance	(218,452)	—	(213,949)	—	—	—	(4,503)	—
Additional reserves ceded to GGCIC	(28,991)	—	(28,976)	—	—	—	(15)	—
Total	$(150,913)	$—	$(146,395)	$—	$—	$—	$(4,518)	$—

The Company’s variable annuity (“VA”) contracts contain guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”) and guaranteed living withdrawal benefit (“GLWB”). Some of the Company's variable universal life (“VUL”) contracts contain GMDB features.

The VA GMDB becomes payable upon death. The guaranteed amount varies by the particular contract and option elected, and may be based on amounts deposited, amounts deposited accumulated at guaranteed interest, maximum account value on prior anniversaries, or some combination. All guarantees are reduced for prior partial withdrawal activity. The charge for the GMDB can either be based on a percentage of account value, a percentage of the GMDB, or a percentage of net amount at risk (GMDB amount less account value).

The VA GMIB, which is only available in selected contracts, becomes payable only upon annuitization after a specific number of years have passed since the contract effective date. The guarantee is based on total amounts deposited less amounts previously withdrawn.

The VA GLWB is only available on more recent contracts and applies to amounts withdrawn. The charge is a percentage of the guaranteed benefit base, and the annual guaranteed withdrawal amount is equal to 3.0% to 10.0% depending on the contract owner's age.

Effective January 1, 2020, statutory reserves for variable annuities are calculated according to NAIC Valuation Manual 21, “Requirements for Principal-Based Reserves for Variable Annuities” (“VM-21”). This replaces the prior reserve calculations under Actuarial Guidelines 43 (“AG43”). There is not a standalone reserve for GMDB, GMIB, or GLWB. The base reserve incorporates the risk of all of these guarantees.

17

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The VUL GMDB provides lapse protection by holding the policy in force during periods when the account value is less than or equal to zero. The charges, duration of the guarantee, and catch-up provisions depend on the terms of the underlying contract or rider. Reserves for GMDB are calculated in accordance with Actuarial Guideline 37, “Variable Life Insurance Reserves for Guaranteed Minimum Death Benefits". Reserves for the VUL GMDB were $40.0 million and $35.7 million as of December 31, 2022 and 2021, respectively.

In addition, the VA business acquired through the 2006 acquisition of the Chase Life Insurance Group (“Chase”) contains some GMDB and GMIB riders. This entire block is 100% ceded to Commonwealth Annuity and Life Insurance Company, so there are zero net reserves recorded by the Company for the Chase VA block.

Liabilities for policy reserves on fixed annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The reserve calculation considers the interest credited rates and guarantee periods specific to each policy as well as the appropriate mortality table depending on the contract issue date.

The Company’s fixed indexed annuity products (“FIA”) and single premium deferred annuity (“SPDA”) contracts contain an optional GLWB. The annual guaranteed withdrawal amount is applied to the benefit base and equals 3.75%-7.75% for FIA and 4.5%-8.64% for SPDA depending on the contract owner's age. The benefit is a part of the CARVM calculation under Actuarial Guideline 35. The base reserve incorporates the risk of this guarantee.

The Company sells Structured Annuities which are a fixed indexed annuity with floored downside equity risk. Due to the potential for negative equity performance and the presence of a death benefit, the reserves are also calculated under VM-21.

Reserves for deposit type funds are equal to deposits received and interest credited to contract holders less surrenders and withdrawals that represent a return to the contract holder. Interest rates credited ranged from 0.23% to 5.5% for guaranteed investment contracts and funding agreements and 0.0% to 11.25% for immediate annuities during 2022. Interest rates credited ranged from 0.23% to 3.58% for guaranteed investment contracts and funding agreements and 0.0% to 11.25% for immediate annuities during 2021. Interest rates credited ranged from 0.36% to 3.58% for guaranteed investment contracts and funding agreements and 1.0% to 11.25% for immediate annuities during 2020.

Certain of the Company's policy reserves relate to universal life policies with secondary guarantees (“ULSG”) which guarantee that insurance coverage will remain in force (subject to the payment of specified premiums). These products do not allow the Company to adjust policyholder premiums after a policy is issued, and most of these products do not have significant account values upon which interest is credited. Policy reserves for these products are actuarially computed using methods and assumptions in accordance with Actuarial Guideline 38 (“AG38”) for policies issued between 2003-2019, and in accordance with VM-20 for policies issued in 2020 and later. Total reserves for ULSG policies were $7.0 billion and $6.6 billion as of December 31, 2022 and 2021, respectively.

Liabilities for accident and health policies include unearned premiums and additional reserves. The liability for future policy benefits and claims on life and health insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Changes in estimates are reflected in operations during the period in which the change occurred.

18

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Liabilities for losses and loss adjustment expenses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, "Individual and Group Accident and Health Contracts".

Policy and Contract Claims

Policy and contract claims include provisions for reported life, accident and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such amounts are necessarily estimates, the ultimate liability may differ from the amount recorded and will be reflected in the results of operations when additional information becomes known.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”)

The Company established certain reserves as required by NAIC SAP. The AVR is based upon a statutory formula as prescribed by the NAIC to provide a standardized reserve for realized and unrealized losses from default and/or equity risks associated with all invested assets, excluding cash, contract loans, premium notes, collateral loans, and investment receivables. Realized gains and losses related to fixed maturity investments resulting from changes in credit quality and capital gains and losses related to all other investments, net of applicable federal income taxes, are reflected in the calculation of AVR. Unrealized gains and losses, net of applicable deferred federal income taxes, are also reflected in the calculation. Changes in AVR are charged or credited directly to unassigned funds.

The IMR captures realized gains and losses, net of applicable federal income taxes, from the sale of certain investments. The portion of these realized gains and losses resulting from changes in the general level of interest rates is not recognized currently but is amortized into income over the approximate remaining life of the investment sold.

Federal Income Taxes

The provision for federal income taxes is computed in accordance with those sections of the Internal Revenue Code applicable to life insurance companies. Deferred income taxes are provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income tax assets is subject to various limitations as specified by NAIC SAP. Changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds.

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other reinsurers. Amounts recoverable from reinsurers related to paid policy claims are included in “Amounts recoverable from reinsurers” and insurance liabilities are reported net of reinsurance recoverables in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Receivables and payables from the same reinsurer, including funds withheld, are generally offset. For reserve credits taken related to reinsurers considered to be unauthorized by the Department, the Company must obtain letters of credit, funds withheld, or other forms of collateral in amounts at least equal to reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies.

19

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reinsurance premiums ceded and reinsurance recoveries on policy claims and benefit reserves are netted against the respective “Premiums and annuity considerations” and “Death and annuity benefits” in the Statements of Operations. Revenues from commissions and expense allowances on reinsurance ceded are recognized in the period in which the transaction occurs and recorded in “Commissions and expense allowances on reinsurance ceded” in the Statements of Operations. The change in modified coinsurance (“MODCO”) reserves ceded and related expenses are included in “Reserve adjustments on reinsurance ceded” in the Statements of Operations.

The Company remains liable with respect to ceded insurance should any reinsurer fail to meet the obligations it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

Separate Accounts

The Company issues variable annuities, variable life contracts, market value adjusted annuities (“MVAA”), and fixed rate universal life contracts that are all Bank Owned Life Insurance (“BOLI”) contracts. Absent any contract guarantees of either a minimum return or account value upon death or annuitization, variable annuity and life contract holders bear the investment risk that the Separate Accounts’ funds may not meet their stated investment objectives. The assets and liabilities related to Separate Accounts are recorded at fair value and reported separately as assets and liabilities held in Separate Accounts except for the BOLI contracts. The BOLI Separate Account assets and liabilities are stated at book value. Fees charged on Separate Account contract owner deposits are included in “Other income” in the Statements of Operations. In the event that the asset value of certain contract holder accounts is projected to be below the value guaranteed by the Company, a liability is established through a charge to operations.

2.        Statutory and Generally Accepted Accounting Principles Differences

Accounting practices prescribed or permitted by the Department vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). A summary of significant statutory accounting practices (“SAP”) and their difference to GAAP, is as follows:

1.	The costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to operations in the year incurred and thus are not amortized over the period benefited, whereas premiums are taken into revenue over the premium paying period of the related policies. Under GAAP, acquisition costs on successful efforts are capitalized and charged to operations as the revenues or expected gross profits are recognized;

2.	Deposits to universal life contracts, investment contracts and limited payment contracts are credited to revenue. Under GAAP, these items are accounted for as deposits on the balance sheet and do not flow through the income statement;

20

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3.	Under SAP rules that precede Principles Based Reserves (“PBR”), policy reserves for future policy benefits are actuarially computed in accordance with certain state statutes and administrative regulations including reserve bases appropriate for life, accident and health, and annuity products. These liabilities are computed using statutory actuarial tables which do not allow for modification based on the Company’s experience. Under PBR, company experience is utilized in setting certain assumptions for the scenario-based reserves for life and annuity products as defined under VM-20 and VM-21. Aggregate statutory reserves are shown net of the credit taken for reinsurance. Under GAAP, reserves for life-contingent annuity and traditional life insurance products are based on the present value of future benefits less the present value of future net premiums based on mortality, lapse, and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for non-life-contingent annuity and universal life insurance products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. Aggregate reserves are shown gross with an offsetting reinsurance recoverable;

4.	Certain assets must be included in the statutory financial statements at “admitted asset value” and “nonadmitted assets” must be excluded through a charge against surplus. No such reduction of asset values is required under GAAP;

5.	Bonds and redeemable preferred stocks are generally stated at amortized cost and perpetual preferred stocks are stated at fair value. For bonds and preferred stocks stated at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds. Under GAAP, bonds and preferred stocks, other than those classified as held to maturity, are stated at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities;

6.	Subsidiaries and affiliates are carried as investments at net statutory book value, their periodic net income or loss is recorded in “Change in net unrealized capital gains and losses” in unassigned funds, and dividends are recorded as investment income. GAAP requires subsidiaries and certain variable interest entities to be consolidated and results of operations are included in net income (loss);

7.	Certain assets and liabilities are reported net of ceded reinsurance balances, which is not permitted by GAAP;

8.	Realized capital gains and losses are reflected net of transfers to IMR and federal income tax in the Statements of Operations. Under GAAP realized capital gains and losses are reflected on a gross basis in the Income Statement as the IMR concept does not exist in GAAP;

9.	Deferred federal income tax is provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income taxes is subject to various limitations as specified by NAIC SAP. Under GAAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. In addition, changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds, while under GAAP, these changes are included in income tax expense or benefit in the Income Statement;

21

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

10.	The AVR is reported as a liability rather than as a reduction in investments and is charged directly to surplus. No such reserve is required under GAAP;

11.	The IMR is reported as a liability and the amortization of the IMR is reported in the revenue section of the Statements of Operations. No such reserve is required under GAAP;

12.	The Statements of Cash Flow are presented in the required statutory format which differs in certain respects from the presentation required by GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. SAP requires no reconciliation between net income and net cash provided by operating activities as required by GAAP;

13.	The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss);

14.	Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the Statements of Admitted Assets, Liabilities, and Capital and Surplus. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a component of gross premiums;

15.	For reserve credits taken related to reinsurers considered “unauthorized” by the Department, the Company must obtain letters of credit, funds withheld or other forms of collateral in amounts at least equal to the reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies with a charge to unassigned funds. No such liability is recorded for GAAP;

16.	Market value adjusted annuities are included in the Company’s general account for GAAP purposes, but are included in Separate Accounts on a statutory basis;

17.	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

18.	Under SAP, surplus notes are reported as equity rather than as a liability for GAAP; and

19.	Acquisitions and reinsurance transactions can be subject to different accounting treatments due to differences in risk transfer and business combination assessments. Certain acquisitions of inforce business are accounted for as reinsurance pursuant to Statutory guidelines but are subject to Purchase GAAP accounting (“PGAAP”) guidelines for GAAP reporting purposes due to their qualification as a business combination.

Beginning in 2022, the Company no longer prepared GAAP financial statements. Accordingly, the differences between NAIC SAP and GAAP have not been quantified as of December 31, 2022 or for the year then ended; however, the differences are presumed to be material.

22

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s consolidated net income and equity reported in conformity with GAAP as of and for the years ended December 31 are as follows:

	Net Income		Equity
	2021	2020	2021
	($ in thousands)

GAAP-basis amounts	$284,656	$237,671	$12,764,450

3.        Accounting Changes and Prior Period Adjustments

Accounting Changes

The NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 “Derivatives”. These revisions provide for more consistency between SAP and U.S. GAAP with respect to the assessment of effective hedge relationships and introduce additional guidance for the application of certain hedging methods. The revisions are effective January 1, 2023. The revised guidance will not impact the Company’s financial position or results of operations.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32, “Preferred Stock” (“SSAP No. 32R”), which refined definitions of preferred stock categories and updated accounting guidance for certain categories of preferred stock. Under the revised guidance in SSAP No. 32R, all perpetual preferred stocks shall be reported at fair value, not to exceed any currently effective call price. The Company recorded an unrealized gain of $21.4 million upon adoption of the revisions and an unrealized loss of $7.6 million for the year ended December 31, 2021.

Effective January 1, 2021, the Company adopted revisions to SSAP No.106, “Affordable Care Act Section 9010 Assessment” (“SSAP No. 106R”) which relate to the repeal by Congress of the Affordable Care Act Section 9010 Assessment, also known as the health insurer’s tax (HIT). The adoption of these revisions had no effect on the Company’s financial statements.

As of January 1, 2020, VM-21 replaced AG43 for the valuation of statutory reserves for variable annuities. The cumulative net impact of this regulation change was a $59.3 million decrease in reserves. The change was recorded directly in “Unassigned funds – surplus” as a “Change in reserve on account of change in valuation basis”. The financial statement impact of this change was to decrease “Aggregate reserves: life policies and contracts” and increase both “Change in reserve on account of change in valuation basis” and “Unassigned funds - surplus” by $59.3 million. In accordance with the provisions of SSAP No. 3, the $59.3 million cumulative effect represents the January 1, 2020 impact of the change.

Effective January 1, 2020, the Company adopted SSAP No. 108, “Derivative Hedging Variable Annuity Guarantees” (“SSAP No. 108”), which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees reserved under VM-21. The guidance in SSAP No. 108 is not currently applicable to the Company’s derivatives, and the adoption had no effect on the Company’s financial statements.

Effective January 1, 2020, the Company adopted revisions to SSAP No. 22. “Leases”, (“SSAP No. 22R”). SSAP No. 22R rejected GAAP guidance on operating leases, but incorporated, with modification, guidance on sale-leaseback transactions, lessor accounting and leveraged leases for all new leases, and for existing leases reassessed due to a change in terms and conditions. The adoption of these revisions had no effect on the Company’s financial statements.

23

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Effective June 30, 2020, the Company adopted revisions to SSAP No. 105, “Working Capital Finance Investments” (“SSAP No. 105R”), which provided substantive updates to the Working Capital Finance Investments Program requirements. The Company holds no working capital finance investments, and therefore this adoption had no effect on the Company’s financial statements.

Prior Period Adjustments

During the December 31, 2022 statutory filing, the Company corrected an error in its accounting for a hedging transaction associated with a foreign-denominated funding agreement. The Company’s “Derivatives” liability was understated by $8.4 million. The effect of this correction was a decrease to “Unassigned funds – surplus” of $8.4 million as of January 1, 2022 which was reported as “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

During the June 30, 2022 statutory filing, the Company identified an error in the process to identify post-level claims which had caused claims to be incorrectly ceded to Golden Gate Captive Insurance Company related to the December 31, 2021 statutory annual statement. The Company’s “Amounts recoverable from reinsurers” were overstated by $8.5 million and “Life contract claims” were understated by $3.9 million. The net effect of these changes was a decrease to “Unassigned funds - surplus” of $12.4 million which was reported as “Prior period adjustments”. In accordance with the provisions of SSAP No. 3, this amount represents the January 1, 2022 impact of the correction.

During the June 30, 2022 statutory filing, the Company identified a coding error concerning guaranteed credited rates related to the December 31, 2021 statutory annual statement. The Company’s “Aggregate reserves for life contracts” were understated by $6.2 million and “Transfers to separate accounts due or accrued” were understated by $9.9 million. The adjustments related to this correction resulted an increase to “Current federal income tax recoverable” of $2.1 million, in addition to an increase in “Deferred tax asset” of $1.3 million, with an offsetting increase in “Deferred tax asset” non-admitted of $1.3 million. The net effect of these changes resulted in a decrease to “Unassigned funds - surplus” of $14.0 million which was reported as “Prior period adjustments”. In accordance with the provisions of SSAP No. 3, this amount represents the January 1, 2022 impact of the correction.

During the September 30, 2021 statutory filing, the Company identified an error in its experience rating refund calculation related to the December 31, 2020 statutory annual statement. The error was due to an incorrect purchase price adjustment made to an acquired block of group life and accident and health policies. The adjustments related to this correction included an increase to “Funds at interest and experience rated refunds” of $14.1 million, and an increase to “Current federal and foreign income tax recoverable” of $3.0 million. The net effect of these changes was a decrease to “Unassigned funds - surplus” of $11.2 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

During the June 30, 2021 statutory filing, the Company identified an error in its policyholder reserve calculation related to the December 31, 2020 statutory annual statement. The error was due to the use of an incorrect rate in the policyholder reserve calculation for certain FIA and SPDA contracts. The adjustments related to this correction included a decrease to “Aggregate reserves: Life policies and contracts” of $18.6 million, a decrease in “Deferred tax asset” of $3.9 million, with an offsetting increase in “Deferred tax asset” non-admitted of $3.9 million. The net effect of these changes was an increase to “Unassigned funds - surplus” of $18.6 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

25

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

During the June 30, 2021 statutory filing, the Company identified an error in its calculation of accrued premium ceded related to the December 31, 2020 statutory annual statement. The error was related to the Company’s December 31, 2020 recognition of premium in the fourth quarter of 2020 in conjunction with the amended and restated indemnity reinsurance agreement (the “2020 PLICO-GGCIC Agreement”) with GGCIC which was effective on October 1, 2020. The Company’s premium and annuity considerations, uncollected premiums and commissions and expense allowances on reinsurance ceded were understated in the Company’s 2020 Statutory annual statement due to the inadvertent accrual of initial premium ceded on certain policies under the amended reinsurance agreement, which had been previously paid under reinsurance agreements that were in effect prior to the October 1, 2020 amendments. These understatements also resulted in related impacts to reinsurance receivables, deferred tax asset, current federal income taxes payable, federal income taxes, and change in net deferred income tax as reported in the December 31, 2020 statutory annual statement. The adjustments related to this correction included an increase to “Deferred and uncollected premiums” of $23.3 million, a decrease to “Other assets” of $2.7 million, a decrease to “Deferred tax asset” of $4.9 million, an increase to “Current federal and foreign income taxes” of $0.4 million, a decrease to “Common stocks-affiliated” of $24.7 million and a decrease to “Common stocks” non-admitted of $40.3 million. The net effect of these changes was an increase to “Unassigned funds - surplus” of $30.9 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

4.	Business Combinations and Goodwill

Statutory Purchase Method

On May 2, 2022, the Company completed the transaction to acquire leading automotive finance and insurance provider AUL. AUL offers a variety of finance and insurance products, including warranties, vehicle service contracts, and a suite of ancillary products. The transaction was announced on March 21, 2022. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price was $347.0 million and is subject to adjustments. AUL is carried at $307.1 million at December 31, 2022. No goodwill was recorded in the transaction. Please refer to Note 7 – Information Concerning Parent and Subsidiaries for further information regarding the Company’s acquisition of AUL.

Goodwill

On October 1, 2013, the Company completed the acquisition contemplated by the master agreement (the “Master Agreement”) dated April 11, 2013, with AXA Financial, Inc. (“AXA”) and AXA Equitable Financial Services, LLC (“AEFS”), pursuant to which the Company acquired the stock of MONY from AEFS. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price for MONY was $688.6 million. As a result of this transaction, the Company recorded $380.8 million of goodwill. Goodwill amortization for the years ended December 31, 2022, 2021, and 2020, was $38.1 million and was recorded in “Change in net unrealized gains and losses, less capital gains tax”, and total accumulated goodwill amortization was $352.2 million and $314.2 million as of December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, the Company had $28.6 million and $66.6 million, respectively, of goodwill remaining. Under Tennessee statute, goodwill is inadmissible and accordingly has been non-admitted. Refer to Note 1 for further discussion of this prescribed practice under Tennessee statutes.

26

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

A summary of the transaction described above, which was accounted for as a statutory purchase, is as follows for the years ended December 31, 2022, 2021, and 2020:

	($ in thousands)
Purchased Entity	Acquisition Date	Cost of Acquired Entity	Original Amount Goodwill	Original Amount of Admitted Goodwill	Admitted Goodwill as of the Reporting Date	Amount of Goodwill Amortized During the Reporting Period	Book Value of SCA	Admitted Goodwill as a % of SCA BACV, Gross of Admitted Goodwill
MONY Life Insurance Company	10/1/2013	$688,560	$380,758	$—	$—	$38,076	$350,843	0%

Statutory Merger

As discussed in Note 1, Shades Creek merged with and into the Company on January 1, 2021, with the Company being the surviving entity. Shades Creek was a captive insurance company domiciled in Vermont. The transaction was accounted for as a statutory merger in accordance with SSAP No. 68. There was no goodwill recorded as a result of the merger of Shades Creek with and into the Company. No shares of stock were issued in the transaction. As the Merger was effective January 1, 2021, there are no prior period separate entity revenue, net income, or other surplus adjustments included in current period results. Both parties to the Merger previously filed statutory financial statements, so no adjustments were recorded to surplus.

5.	Investments

Net Investment Income

Net investment income consists of the following:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)

Bonds	$1,972,029	$1,876,482	$1,811,919
Common stocks (unaffiliated)	6,126	1,864	1,640
Common stocks (affiliated)	68,000	62,000	83,000
Preferred stocks	32,308	26,559	16,004
Mortgage loans	480,651	467,193	408,940
Income from real estate investments	18,545	15,536	15,341
Cash, cash equivalents, and short-term investments	5,771	(130)	2,785
Contract loans	43,029	44,317	47,953
Derivatives	33,219	49,782	35,628
Securities lending	798	333	613
Other invested assets	35,282	33,164	31,107
Total investment income	2,695,758	2,577,100	2,454,930
Investment expenses	220,398	191,716	168,975
Net investment income	$2,475,360	$2,385,384	$2,285,955

27

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Due and accrued income is excluded from investment income on the following basis:

Mortgage loans -	Income is excluded on loans delinquent more than 90 days. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible.

Bonds -	When the Company determines collection of interest to be uncertain or interest is 90 days past due, the accrual of interest is discontinued.

The total amount excluded from investment income due and accrued as of December 31, 2022 and 2021 was $0 and $0, respectively.

Realized Gains and Losses

Realized investment gains (losses) are summarized as follows:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)

Bonds	$15,159	$42,442	$109,441
Preferred stocks	851	2,432	2,217
Common stocks (unaffiliated)	3,907	2,058	19
Cash, cash equivalents, and short-term investments	(56)	131	1,295
Mortgage loans	(10,387)	(3,465)	(3,053)
Derivative instruments	(474,057)	(101,419)	294,828
Other investments	1,977	1,044	3,880
Other-than-temporary impairments	(10,043)	(218)	(52,248)
Less:
Amount transferred to interest maintenance reserve	(358,987)	44,123	308,075
Federal income tax expense	(96,944)	11,883	31,811
Net realized investment gains (losses)	$(16,718)	$(113,001)	$16,493

Proceeds from the sales of investments in bonds and stocks during 2022, 2021, and 2020 were $1.4 billion, $1.8 billion and $2.4 billion, respectively. The Company realized gross gains of $31.5 million, $55.1 million, and $122.5 million on those sales for the years ended 2022, 2021, and 2020, respectively. Gross losses of $11.6 million, $8.1 million, and $9.6 million were realized on those sales for the years ended December 31, 2022, 2021, and 2020, respectively.

28

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Unrealized Gains and Losses

The change in net unrealized capital gains and losses included in unassigned funds is as follows:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)
Bonds	$280	$35	$(109)
Preferred stocks	(124,747)	13,803	—
Common stocks (affiliated)	14,838	(33,489)	(18)
Common stocks (unaffiliated)	(490)	1,358	(180,523)
Mortgage loans	809	(4,327)	(8,844)
Derivative instruments	(108,999)	(259,376)	17,844
Other	6,550	660	(459)
Less:
Federal income tax expense (benefit)	(44,544)	(52,048)	1,767
Total change in net unrealized capital gains and losses	$(167,215)	$(229,288)	$(173,876)

As of December 31, 2022, gross unrealized gains pertaining to common stocks were $241.1 million and gross unrealized losses were $639.6 million. As of December 31, 2021, gross unrealized gains pertaining to common stocks were $165.6 million and gross unrealized losses were $578.4 million. $639.6 million and $578.4 million of unrealized losses for 2022 and 2021, respectively, and $240.3 million and $164.3 million of unrealized gains for 2022 and 2021, respectively, relate to the Company's investments in subsidiaries which are recorded at statutory book value or GAAP equity in accordance with NAIC SAP.

During 2022, the Company recorded $109.0 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $31.1 million of losses related to interest rate forwards, $29.4 million of losses related to interest rate swaps, and $5.2 million of losses related to equity futures, offset by $28.4 million of gains related to total return swaps, $1.2 million of gains related to foreign currency futures, $0.6 million of gains related to interest rate futures, and $46.2 million of gains related to equity options, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were losses of $83.7 million related to equity options and $0.8 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were losses of $17.2 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. There were losses of $3.2 million related to equity options and losses of $6.4 million related to equity futures, offset by $6.1 million of gains related to total return swaps, which were used to mitigate risks associated with the Company’s structured annuity products. Also, there were losses of $14.5 million related to a derivative qualifying for hedge accounting. The derivative instrument was entered into in connection with the issuance of a funding agreement reported in accordance with Actuarial Guideline 33; the derivative has a remaining cost basis of $4.4 million, and the $14.5 million of losses is the accumulated foreign currency translation adjustment.

29

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

During 2021, the Company recorded $259.4 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $183.1 million of losses related to interest rate swaps, $18.2 million of losses related to total return swaps, $53.2 million of losses related to equity options, and $0.7 million of losses related to interest rate futures, offset by $1.8 million of gains related to foreign currency futures, and $5.4 million of gains related to equity futures, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were losses of $11.6 million related to equity options, and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were losses of $0.1 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. Also, there were losses of $0.2 million related to total return swaps, offset by $0.6 million of gains related to equity futures, which were used to mitigate risks associated with the Company’s structured annuity products.

During 2020, the Company recorded $17.8 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $3.6 million of gains related to interest rate futures and $41.8 million of gains related to equity options, offset by $44.6 million of losses related to interest rate swaps, $9.2 million of losses related to total return swaps, and $1.9 million of losses related to foreign currency futures, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were gains of $24.8 million related to equity options, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were gains of $2.5 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. Also, there were gains of $2.0 million related to equity options, offset by $1.2 million of losses related to total return swaps, which were used to mitigate risks associated with the Company’s structured annuity products.

Bonds and Preferred Stocks

Statement values in the following tables for December 31, 2021 do not reflect the nonadmission of $38.1 million of bonds at December 31, 2021, related to assets pledged as collateral to Federal Home Loan Bank.

The statement value and estimated fair value of the Company's bond and preferred stock investments as of December 31 are as follows:

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2022	($ in thousands)
Bonds:
US Government	$376,951	$261	$(52,723)	$324,489
Non-US Government	105,886	580	(10,577)	95,889
US states, territories, and possessions	379,985	2,654	(22,092)	360,547
US political subdivision	170,045	737	(14,726)	156,056
US special revenue & special assessment	2,554,735	37,872	(327,429)	2,265,178
Industrial and miscellaneous	34,373,809	197,714	(4,144,458)	30,427,065
Hybrids	450,086	12,091	(24,600)	437,577
Total bonds, excluding loan-backed and structured securities	38,411,497	251,909	(4,596,605)	34,066,801
Loan-backed and structured securities:
Residential mortgage-backed securities	5,379,517	4,933	(1,163,593)	4,220,857
Commercial mortgage-backed securities	1,501,642	299	(150,444)	1,351,497
Asset-backed securities	1,887,563	5,483	(90,510)	1,802,536
Total loan-backed and structured securities	8,768,722	10,715	(1,404,547)	7,374,890
Total bonds	47,180,219	262,624	(6,001,152)	41,441,691
Preferred stocks	540,147	486	(75,176)	465,457
Total bonds and preferred stocks	$47,720,366	$263,110	$(6,076,328)	$41,907,148

30

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2021	($ in thousands)
Bonds:
US Government	$341,353	$8,804	$(11,241)	$338,916
Non-US Government	278,005	42,350	(986)	319,369
US states, territories, and possessions	399,664	56,881	—	456,545
US political subdivision	170,253	14,076	(96)	184,233
US special revenue & special assessment	2,663,423	405,274	(13,259)	3,055,438
Industrial and miscellaneous	34,098,019	4,516,821	(96,492)	38,518,348
Hybrids	471,425	96,814	(1,122)	567,117
Total bonds, excluding loan-backed and structured securities	38,422,142	5,141,020	(123,196)	43,439,966
Loan-backed and structured securities:
Residential mortgage-backed securities	5,424,612	34,747	(81,287)	5,378,072
Commercial mortgage-backed securities	1,823,653	67,540	(2,939)	1,888,254
Asset-backed securities	1,488,288	30,367	(8,427)	1,510,228
Total loan-backed and structured securities	8,736,553	132,654	(92,653)	8,776,554
Total bonds	47,158,695	5,273,674	(215,849)	52,216,520
Preferred stocks	707,270	9,518	(244)	716,544
Total bonds and preferred stocks	$47,865,965	$5,283,192	$(216,093)	$52,933,064

The statement value and estimated fair value of bonds as of December 31, 2022, by expected maturity, is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$869,336	$863,600
Due after 1 year through 5 years	6,459,151	6,146,139
Due after 5 years through 10 years	8,681,409	7,700,136
Due after 10 years	22,401,601	19,356,926
Total bonds, excluding loan-backed and structured securities	38,411,497	34,066,801
Total loan-backed and structured securities	8,768,722	7,374,890
Total bonds	$47,180,219	$41,441,691

The statement value and estimated fair value of bonds as of December 31, 2021, by expected maturity, is shown below.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$825,050	$839,202
Due after 1 year through 5 years	5,943,139	6,268,322
Due after 5 years through 10 years	8,878,500	9,501,592
Due after 10 years	22,775,453	26,830,850
Total bonds, excluding loan-backed and structured securities	38,422,142	43,439,966
Total loan-backed and structured securities	8,736,553	8,776,554
Total bonds	$47,158,695	$52,216,520

31

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company’s investment gross unrealized losses and estimated fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position as of December 31 are as follows:

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2022	($ in thousands)
Bonds:
US Government	$180,025	$(7,350)	$133,234	$(45,373)	$313,259	$(52,723)
Non-US Government	89,941	(10,577)	—	—	89,941	(10,577)
US states, territories, and possessions	296,391	(22,092)	—	—	296,391	(22,092)
US political subdivision	119,338	(13,852)	1,534	(874)	120,872	(14,726)
US special revenue & special assessment	1,617,794	(226,299)	200,850	(101,130)	1,818,644	(327,429)
Industrial and miscellaneous	24,828,578	(3,431,952)	2,224,413	(712,506)	27,052,991	(4,144,458)
Hybrids	273,922	(22,529)	4,357	(2,071)	278,279	(24,600)
Total bonds, excluding loan-backed and structured securities	27,405,989	(3,734,651)	2,564,388	(861,954)	29,970,377	(4,596,605)
Loan-backed and structured securities:
Residential mortgage-backed securities	2,207,095	(507,504)	1,949,584	(656,089)	4,156,679	(1,163,593)
Commercial mortgage-backed securities	1,258,869	(136,353)	86,634	(14,091)	1,345,503	(150,444)
Asset-backed securities	1,221,071	(69,198)	456,757	(21,312)	1,677,828	(90,510)
Total loan-backed and structured securities	4,687,035	(713,055)	2,492,975	(691,492)	7,180,010	(1,404,547)
Total bonds	32,093,024	(4,447,706)	5,057,363	(1,553,446)	37,150,387	(6,001,152)
Preferred stocks	148,734	(66,930)	12,025	(8,246)	160,759	(75,176)
Total bonds and preferred stocks	$32,241,758	$(4,514,636)	$5,069,388	$(1,561,692)	$37,311,146	$(6,076,328)

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2021	($ in thousands)
Bonds:
US Government	$89,600	$(4,058)	$87,976	$(7,183)	$177,576	$(11,241)
Non-US Government	18,932	(986)	—	—	18,932	(986)
US political subdivision	4,525	(96)	—	—	4,525	(96)
US special revenue & special assessment	232,240	(9,094)	72,952	(4,165)	305,192	(13,259)
Industrial and miscellaneous	3,211,358	(73,254)	334,775	(23,238)	3,546,133	(96,492)
Hybrids	16,948	(833)	1,977	(289)	18,925	(1,122)
Total bonds, excluding loan-backed and structured securities	3,573,603	(88,321)	497,680	(34,875)	4,071,283	(123,196)
Loan-backed and structured securities:
Residential mortgage-backed securities	3,682,775	(80,529)	17,666	(758)	3,700,441	(81,287)
Commercial mortgage-backed securities	88,810	(1,167)	47,534	(1,772)	136,344	(2,939)
Asset-backed securities	266,450	(1,103)	354,111	(7,324)	620,561	(8,427)
Total loan-backed and structured securities	4,038,035	(82,799)	419,311	(9,854)	4,457,346	(92,653)
Total bonds	7,611,638	(171,120)	916,991	(44,729)	8,528,629	(215,849)
Preferred stocks	19,772	(228)	254	(16)	20,026	(244)
Total bonds and preferred stocks	$7,631,410	$(171,348)	$917,245	$(44,745)	$8,548,655	$(216,093)

For securities other than loan-backed securities, the Company generally considers a number of factors in determining whether an impairment is other-than-temporary (see the “Loan-backed and Structured Securities” section for information on loan-backed and structured security OTTIs). These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company’s intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security-by-security review each quarter in evaluating the need for any OTTIs. Although no set formula is used in this process, the investment performance, collateral position and continued viability of the issuer are significant measures considered. For securities in an unrealized loss position for which an OTTI was not recognized, the Company believes that it is probable that all amounts will be collected as due according to the contractual terms of the debt security in effect at the date of acquisition and has the intent and ability to hold these securities until recovery. The Company recognized $8.6 million, $0, and $44.0 million of OTTIs on non-loan-backed securities during 2022, 2021, and 2020, respectively.

32

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had securities with a fair value of $5.1 billion in an unrealized loss position for greater than twelve months as of December 31, 2022, and the related unrealized loss of $1.6 billion pertains primarily to residential mortgage-backed, banking, insurance, and communications securities. The Company had securities with a fair value of $917.0 million in an unrealized loss position for greater than twelve months as of December 31, 2021, and the related unrealized loss of $44.7 million pertains primarily to energy, student loan, collateralized loan obligations, electric, and other financial securities. The aggregate decline in fair value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors such as credit ratings, the financial health of the investee, the continued access of the investee to capital markets, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

As of December 31, 2022 and 2021, bonds and cash having a fair value of $14.4 million and $16.0 million, respectively, were on deposit with various governmental authorities as required by law.

There were no individual bonds that exceeded 10% of capital and surplus as of December 31, 2022 and 2021.

Loan-Backed and Structured Securities

For the impairment review of loan-backed and structured securities, the Company employed the retrospective method during the period, and based its prepayment assumptions regarding expected maturity dates on market interest rates and overall economic conditions. The information used for these assumptions was provided by a nationally recognized, real-time database.

For each of the years in the three-year period ended December 31, 2022, the Company recorded no OTTIs due to intent to sell these securities. Also, no such impairments were recorded due to an inability or lack of intent to retain those securities in a gross unrealized loss position for a period of time sufficient to recover their amortized cost.

During 2022, 2021 and 2020, the Company recognized $1.4 million, $0.2 million and $8.0 million, respectively, of OTTIs on loan-backed securities.

33

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

All impaired securities (fair value is less than cost or amortized cost) for which an OTTI has not been recognized in the Statements of Operations as a realized loss (including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains) are as follows as of December 31:

	2022	2021

	($ in thousands)
The aggregate amount of unrealized losses:
Less than 12 months	$713,050	$82,799
12 months or longer	$691,486	$10,053

The aggregate related fair value of securities with unrealized losses:
Less than 12 months	$4,686,974	$4,038,035
12 months or longer	$2,492,935	$419,377

In determining whether a loan-backed security had experienced an OTTI, the Company considers the delinquency (and foreclosure status, if applicable) of the underlying loans or mortgages, the expected recovery value of the underlying collateral in relation to the current amount of the investment, and the degree to which such losses, based upon the foregoing factors, will first be absorbed by tranches that are subordinate to the Company’s securities.

The Company's exposure to subprime mortgage related risk is limited to investments in residential mortgage-backed securities that are backed by loans to borrowers with lower credit ratings. These securities are classified as subprime at issuance. The Company has exposure to Alt-A bonds which were made to borrowers with less than conventional documentation of their income and/or net assets. The Company has exposure to unrealized losses on these holdings from changes in fair values due to widening spreads in a difficult and illiquid market environment. In addition, the Company has exposure to realized losses if it is determined that the securities are other-than-temporarily impaired. These risks are mitigated somewhat by the Company's ability and intent to hold these securities to recovery, which may be at maturity. These securities are reviewed monthly to ensure they are performing as expected and to ensure sufficient credit support.

The Company has no direct exposure through investments in subprime mortgage loans. The Company has no underwriting exposure to subprime mortgage risk.

The following information relates to the Company’s other investments with subprime exposure at December 31:

	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized

2022	($ in thousands)

Residential mortgage-backed securities	$12,177	$14,269	$18,381	$—

2021
Residential mortgage-backed securities	$19,794	$21,973	$30,760	$1,134

34

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Repurchase Agreements and Securities Lending Transactions

For repurchase agreements, the Company initiates short-term (typically less than 30 days) collateralized borrowings whereby cash is received, and securities or mortgage loans are posted as collateral. The Company reports the cash proceeds as a liability, and the difference between the cash proceeds and the amount at which the securities or mortgage loans are reacquired as interest expense. As of December 31, 2022, the Company had borrowed money obligations of $925.0 million which represents the cash amount to be paid at the repurchase agreement’s maturity on January 3, 2023. As of December 31, 2021, the Company had borrowed money obligations of $1,308.3 million which represents the cash amounts of $1,150.0 million to be paid at the repurchase agreement’s maturity on January 3, 2022, and $158.3 million which was an open repo and had no stated maturity date as of December 31, 2021.

As of December 31, 2022, the Company has posted $1,270.3 million (statutory carrying value) of its assets as repurchase agreement collateral, all of which was classified as “Bonds” as of December 31, 2022. In connection with the outstanding repurchase agreement, the Company has also recognized a liability of $925.0 million, which is classified as “Borrowed money and interest thereon” on the Company’s December 31, 2022 Statement of Admitted Assets, Liabilities, and Capital and Surplus.

As of December 31, 2021, the Company has posted $1,441.3 million (statutory carrying value, prior to the nonadmission of $38.1 million of bonds) of its assets as repurchase agreement collateral, of which $363.5 million was classified as “Mortgage loans on real estate” and $1,077.8 million was classified as “Bonds” as of December 31, 2021. In connection with the outstanding repurchase agreement, the Company has also recognized a liability of $1,308.3 million, which is classified as “Borrowed money and interest thereon” on the Company’s December 31, 2021 Statement of Admitted Assets, Liabilities, and Capital and Surplus.

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral at least equal to 102% of the fair value of the loaned securities to be separately maintained. The loaned securities’ fair value is monitored on a daily basis and collateral is adjusted accordingly. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. As collateral for the loaned securities, the Company receives cash, which is primarily reinvested in short-term repurchase agreements, which are also collateralized by U.S. Government or U.S. Government Agency securities, and government money market funds. As of December 31, 2022, securities with a fair value of $156.5 million consisting of bonds and preferred stocks were loaned under these agreements. As of December 31, 2022, the fair value of the invested collateral related to these agreements was $162.1 million. The Company has an obligation to return $162.1 million of collateral to the collateral investment counterparties.

As of December 31, 2021, securities with a fair value of $173.5 million consisting of bonds and preferred stocks were loaned under these agreements. As of December 31, 2021, the fair value of the invested collateral related to these agreements was $179.1 million. The Company has an obligation to return $179.1 million of collateral to the collateral investment counterparties.

35

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The collateral received related to the Company’s securities lending activities for 30 days or less was $162.1 million as of December 31, 2022. The fair value of that collateral and the portion of that collateral that was sold or repledged was also $162.1 million as of December 31, 2022. The collateral received related to the Company’s securities lending activities for 30 days or less was $179.1 million as of December 31, 2021. The fair value of that collateral and the portion of that collateral that was sold or repledged was also $179.1 million as of December 31, 2021.

The Company receives primarily cash collateral in an amount in excess of the fair value of the loaned securities. The Company reinvests the cash in overnight U.S. Government repurchase agreements.

The Company’s securities lending program is not administered by an affiliated agent.

The following details the collateral reinvested related to the Company’s securities lending as of December 31:

	2022		2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	($ in thousands)

30 Days or Less	$162,119	$162,119	$179,083	$179,083

The cash the Company receives is invested in short-term U.S. Government repurchase agreements, and therefore, matches the maturity date of the collateral to be returned.

The Company did not accept any collateral that was not permitted by contract or custom to sell or repledge during the period. The Company did not have any securities lending collateral transactions that extend beyond one year from the reporting date.

Repurchase Agreements Transactions Accounted for as Secured Borrowing

While the Company anticipates that the cash flows of its operations will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs to provide liquidity when needed. The Company expects that the rate received on collateral posted will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The fair value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. Due to the short tenor of the repurchase agreements, the Company would not expect any stress on liquidity to be an issue.

If market deterioration is detected and/or additional sources of liquidity are needed to manage asset/liability mismatches, the Company would draw down short-term investment positions and conserve cash by ceasing new investment activity. The Company is also a member of the Federal Home Loan Bank of Cincinnati, also has a revolving line of credit which could be accessed, as well as intercompany loan agreements set up with PLAIC, WCL, and MONY, if needed.

36

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The types of repurchase agreement trades used during 2022 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

The types of repurchase agreement trades used during 2021 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	Yes	Yes	Yes
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

The types of repurchase agreement trades used during 2020 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	No	No	No
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$164,685	$3,407	$—	$—
Overnight	1,450,000	1,600,000	1,425,000	1,250,000

Ending Balance
Open - No Maturity	$86,829	$—	$—	$—
Overnight	650,000	1,020,000	1,200,000	925,000

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$—	$69,856	$216,366	$169,478
Overnight	1,000,000	875,000	1,000,000	1,600,000

Ending Balance
Open - No Maturity	$—	$69,856	$169,478	$158,290
Overnight	785,000	875,000	850,000	1,150,000

37

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had no securities sold and/or acquired that resulted in default during 2022 and 2021.

A summary of securities "sold" under repurchase agreement - secured borrowing during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$1,744,427
Fair Value	$1,762,332	$1,784,643	$1,508,899	1,326,989

Ending Balance
BACV	XXX	XXX	XXX	$1,270,342
Fair Value	$791,378	$1,115,916	$1,265,980	967,487

A summary of securities "sold" under repurchase agreement - secured borrowing during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$1,958,165
Fair Value	$1,073,514	$1,004,517	$1,246,148	1,933,591

Ending Balance
BACV	XXX	XXX	XXX	$1,441,341
Fair Value	$842,960	$1,004,517	$1,034,816	1,417,256

A summary of securities "sold" under repurchase agreement - secured borrowing during 2020 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$731,247
Fair Value	$523,027	$206,552	$593,693	751,937

Ending Balance
BACV	XXX	XXX	XXX	$355,132
Fair Value	$—	$103,190	$153,681	366,012

As of December 31, 2022, the Company held securities “sold” under repurchase agreement – secured borrowing consisting of NAIC 1 bonds with a carrying value of $1.3 billion and fair value of $1.0 billion.

As of December 31, 2021, the Company held securities “sold” under repurchase agreement – secured borrowing consisting of NAIC 1 bonds with a carrying value of $1.4 billion and fair value of $1.4 billion, and NAIC 2 bonds with a carrying value of $7.9 million and fair value of $9.1 million. The fair value of nonadmitted bonds was $38.1 million as of December 31, 2021.

38

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Details of the collateral received - secured borrowing for the year ended December 31, 2022, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash	$1,614,685	$1,603,407	$1,425,000	$1,250,000

Ending Balance
Cash	$736,829	$1,020,000	$1,200,000	$925,000

Details of the collateral received - secured borrowing for the year ended December 31, 2021, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash	$1,000,000	$944,856	$1,216,366	$1,769,478

Ending Balance
Cash	$785,000	$944,856	$1,019,478	$1,308,290

The Company had cash collateral received - secured borrowing of $0.9 billion and $1.3 billion as of December 31, 2022 and 2021, respectively.

The allocation of aggregate collateral by remaining contractual maturity as of December 31 is as follows:

	Fair Value
	2022	2021

	($ in thousands)

Overnight and Continuous	$925,000	$1,308,290

The Company did not receive any cash collateral that was reinvested in 2022 and 2021.

The Company recognized the following liability to return cash collateral for 2022:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash (Collateral-All)	$1,614,685	$1,603,407	$1,425,000	$1,250,000

Ending Balance
Cash (Collateral-All)	$736,829	$1,020,000	$1,200,000	$925,000

39

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company recognized the following liability to return cash collateral for 2021:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash (Collateral-All)	$1,000,000	$944,856	$1,216,366	$1,769,478

Ending Balance
Cash (Collateral-All)	$785,000	$944,856	$1,019,478	$1,308,290

For 2022 and 2021, the Company had no reverse repurchase agreements transactions accounted for as secured borrowing and no repurchase agreements or reverse repurchase agreement transactions accounted for as a sale.

Mortgage Loans

The Company's mortgage loan portfolio was characterized by the following as of December 31:

	Percent of Portfolio
	2022	2021
Retail	25.6%	29.0%
Other	22.5	22.1
Apartments	18.7	17.5
Industrial	19.6	16.4
Office	12.3	13.5
Lodging	1.2	1.4
Mixed use	0.1	0.1
Total	100.0%	100.0%

The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. The Company’s mortgage loan portfolio had the following concentrations by location greater than or equal to 5% as of December 31, 2022 and 2021:

	Percent of Portfolio		Percent of Portfolio
State	2022	State	2021
California	10.7%	California	10.8%
Florida	7.9	Florida	7.7
Texas	7.1	Texas	7.0
North Carolina	6.1	Alabama	6.3
Alabama	5.7	North Carolina	5.4
Michigan	5.3

The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2022 were 2.25% and 5.25%, respectively. The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2021 were 1.875% and 4.5%, respectively. The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2020 were 2.88% and 4.75%, respectively.

40

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The maximum percentage of any one loan to the value of security at the time of the loan was 88%. The target percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages is generally 75%. The Company also offers a commercial loan product under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. The Company uses this loan-to-value ratio as a credit quality indicator, which is a component of the Company’s ongoing monitoring of the credit risk of its mortgage loan portfolio. The Company also monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. As of December 31, 2022, the Company had mortgage loans with outstanding principal totaling $392.1 million which exceeded a 75% loan-to-value ratio in the total amount of $32.1 million. For loans the Company held as of December 31, 2022, the maximum percentage of any one loan to the value of security as of the most recent appraisal was 83%. As of December 31, 2021, the Company had mortgage loans with outstanding principal totaling $487.1 million which exceeded a 75% loan-to-value ratio in the total amount of $38.3 million. For loans the Company held as of December 31, 2021, the maximum percentage of any one loan to the value of security as of the most recent appraisal was 87%.

The Company had $61 thousand and $0 of taxes, assessments, or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021, respectively.

An aging analysis of the Company’s commercial mortgage loans as of December 31 is as follows:

	2022	2021

	($ in thousands)
Recorded Investment (All)
Current	$10,558,447	$9,528,847
30-59 days past due	—	28,370

Participant or Co-lender in a Mortgage Loan Agreement
Recorded investment	$329,782	$455,983

The Company’s had no investments in impaired loans as of December 31, 2022 and 2021.

The Company had the following allowances for credit losses:

	2022	2021

	($ in thousands)

Balance at beginning of period	$16,727	$12,400
Additions charged to operations	10,434	8,712
Less: Direct write-downs charged against the allowances	10,387	—
Less: Recoveries of amounts previously charged off	856	4,385
Balance at end of period	$15,918	$16,727

The Company had no mortgage loans held in the General Account derecognized as a result of foreclosure in 2022 and 2021.

41

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

As of December 31, 2022 and 2021, the Company had no mortgages more than 90 days past due. During 2022 and 2021, the Company excluded no interest from investment income due and accrued due to delinquency or uncollectibility on outstanding loans.

Debt Restructuring

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), was signed into law. Section 4013 of the CARES Act provides additional relief for certain loan modifications made as a result of the COVID-19 pandemic. On December 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law, which slightly modified and extended the original CARES Act through January 1, 2022. In conjunction with the Consolidated Appropriations Act, the NAIC Statutory Accounting Principles Working Group extended certain limited time exceptions in INT 20-03 and INT 20-07, which align with the provisions of the CARES Act, as amended, and provide relief from the requirement to assess certain loan modifications as troubled debt restructurings or more than minor modifications for certain loans modified in response to COVID-19. In consideration of this guidance, the Company has provided certain relief to certain of its commercial loan borrowers via its COVID-19 Commercial Mortgage Loan Program (the “Loan Modification Program”). The provisions of INT 20-03 and 20-07 expired on January 2, 2022. As of December 31, 2021, the Company had a total of 224 loans with $1.8 billion in unpaid principal balance under the Loan Modification Program. The modifications under this program may have included agreements to defer principal payments only or to defer principal and interest payments for a specified period of time. None of these modifications were considered troubled debt restructurings.

During the year ended December 31, 2022, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings pursuant to SSAP No. 36, “Troubled Debt Restructuring”. Transactions accounted for as troubled debt restructurings during the year included the recognition of permanent impairments to principal and were the result of agreements between the creditor and debtor. During the year ended December 31, 2022, the Company identified two loans whose principal was permanently impaired. The loans with a carrying value of $17.3 million were settled with a discounted payoff. During the year ended December 31, 2021, the Company identified one loan whose principal was permanently impaired. The loan with a carrying value of $20.0 million was settled with a discounted payoff. During the year ended December 31, 2020, the Company identified four loans whose principal was permanently impaired. Two loans with a carrying value of $3.7 million were settled with a discounted payoff.

During the years ended December 31, 2022, 2021, and 2020, the realized loss reported by the Company for these transactions was $7.4 million, $1.7 million, and $3.0 million, respectively. These transactions did not adversely affect the Company’s liquidity or ability to maintain proper matching of assets and liabilities.

The Company had no investment in restructured loans as of December 31, 2022 and 2021.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

42

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Common Stocks-Affiliated

The Company’s 100% ownership interest in the outstanding common stock of its affiliates (admitted value) as of December 31 was as follows:

	2022	2021

	($ in thousands)

Protective Life and Annuity Ins. Co.	$540,797	$503,367
West Coast Life Insurance Co.	388,591	403,828
MONY Life Insurance Company	350,843	334,549
Protective Property & Casualty Insurance Co.	209,094	203,348
A.U.L. Corp.	307,104	—
Total common stocks-affiliated	$1,796,429	$1,445,092

Common Stock-Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Cincinnati. Through its membership, the Company received cash advances in the amount of $3,125.0 million and $2,800.0 million as of December 31, 2022 and 2021, respectively. These cash advances are the result of the Company issuing funding agreements to and entering repurchase agreements with the FHLB of Cincinnati, for $2,200.0 million and $925.0 million, respectively for 2022, and $1,650.0 million and $1,150.0 million, respectively, for 2021.

The Company uses the funds obtained from the funding agreements in an investment spread strategy, consistent with its other investment spread operations. The Company applies SSAP No. 52, “Deposit-Type Contracts” accounting treatment to the funding agreements, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from issuing funding agreements to the FHLB of Cincinnati for use in general operations would be accounted for consistently with SSAP No. 15, “Debt and Holding Company Obligations”. Amounts received under repurchase agreements are accounted for pursuant to SSAP No. 103R.

43

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company’s aggregate totals of FHLB capital stock as of December 31 are as follows:

2022	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Membership stock - Class A	$—	$—	$—
Membership stock - Class B	20,000	20,000	—
Activity stock	152,500	152,500	—
Excess stock	—	—	—
Aggregate total	$172,500	$172,500	$—

Actual or estimated borrowing capacity as determined by the insurer	$4,040,679	XXX	XXX

2021	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Membership stock - Class A	$—	$—	$—
Membership stock - Class B	25,000	25,000	—
Activity stock	118,475	118,475	—
Excess stock	—	—	—
Aggregate total	$143,475	$143,475	$—

Actual or estimated borrowing capacity as determined by the insurer	$4,175,517	XXX	XXX

The Company’s Class B membership stock is not eligible for redemption.

The amounts pledged as of December 31 are as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing

	($ in thousands)

December 31, 2022 Total General and Separate Accounts Total Collateral Pledged	$3,440,499	$4,358,606	$3,125,000
December 31, 2022 General Account Total Collateral Pledged	$3,440,499	$4,358,606	$3,125,000
December 31, 2022 Separate Accounts Total Collateral Pledged	$—	$—	$—
December 31, 2021 Total General and Separate Accounts Total Collateral Pledged	$3,122,870	$3,148,979	$2,800,000
December 31, 2021 General Account Total Collateral Pledged	$3,122,870	$3,148,979	$2,800,000
December 31, 2021 Separate Accounts Total Collateral Pledged	$—	$—	$—

44

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The maximum amount pledged during the reporting period is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing

	($ in thousands)

2022 Total General and Separate Accounts Total Collateral Pledged	$3,810,133	$4,803,655	$3,450,000
2022 General Account Total Collateral Pledged	$3,810,133	$4,803,655	$3,450,000
2022 Separate Accounts Total Collateral Pledged	$—	$—	$—
2021 Total General and Separate Accounts Total Collateral Pledged	$3,292,287	$3,318,862	$2,950,000
2021 General Account Total Collateral Pledged	$3,292,287	$3,318,862	$2,950,000
2021 Separate Accounts Total Collateral Pledged	$—	$—	$—
2020 Total General and Separate Accounts Total Collateral Pledged	$2,519,845	$2,620,747	$2,300,000
2020 General Account Total Collateral Pledged	$2,519,845	$2,620,747	$2,300,000
2020 Separate Accounts Total Collateral Pledged	$—	$—	$—

Information regarding borrowings from the FHLB is as follows:

Amounts as of reporting date December 31, 2022	1 Total 2+3	2 General Account	3 Separate Accounts	4 Funding Agreements Reserves Established

	($ in thousands)

Debt	$925,000	$925,000	$—	XXX
Funding agreements	2,200,000	2,200,000	—	2,206,410
Other	—	—	—	XXX
Aggregate total	$3,125,000	$3,125,000	$—	$2,206,410

Amounts as of reporting date December 31, 2021	1 Total 2+3	2 General Account	3 Separate Accounts	4 Funding Agreements Reserves Established

	($ in thousands)

Debt	$1,150,000	$1,150,000	$—	XXX
Funding agreements	1,650,000	1,650,000	—	1,635,843
Other	—	—	—	XXX
Aggregate total	$2,800,000	$2,800,000	$—	$1,635,843

45

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Maximum amount: 2022	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Debt	$1,250,000	$1,250,000	$—
Funding agreements	2,200,000	2,200,000	—
Other	—	—	—
Aggregate total	$3,450,000	$3,450,000	$—

Maximum amount: 2021	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Debt	$1,600,000	$1,600,000	$—
Funding agreements	1,350,000	1,350,000	—
Other	—	—	—
Aggregate total	$2,950,000	$2,950,000	$—

FHLB - prepayment obligations for 2022, 2021 and 2020:

Does the company have prepayment obligations under the following arrangements (YES/NO)?
Debt	NO
Funding agreements	YES
Other	NO

Real Estate

The book values of the Company's investments in real estate, by category, as of December 31 are as follows:

	2022	2021

	($ in thousands)

Property occupied by the Company	$109,754	$112,410
Properties held for the production of income	3,331	3,211
Properties held for sale	4,883	4,981
Total real estate	$117,968	$120,602

The Company did not recognize any permanent impairment write-downs in real estate property held as of December 31, 2022 and 2021.

46

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Restricted Assets

The Company had the following restricted assets, all within the General Account, as of December 31:

Restricted Asset Category	2022	2021	Increase/ (Decrease)	% of Admitted Assets

	($ in thousands)

Collateral held under security lending agreements	$162,119	$179,083	$(16,964)	0.206%
Subject to repurchase agreements	—	166,068	(166,068)	—%
Federal home loan bank capital stock	172,500	143,475	29,025	0.219%
On deposit with states	15,074	14,964	110	0.019%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,358,606	3,110,875	1,247,731	5.539%
Collateral for derivative instruments	150,111	273,130	(123,019)	0.191%
Total restricted assets	$4,858,410	$3,887,595	$970,815	6.174%

The Company had no other restricted assets as of December 31, 2022 and 2021.

The Company had $62.2 million of cash collateral received and $162.1 million of reinvested collateral assets owned that are reflected as assets within the Company’s Statement of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2022, representing 0.096% and 0.251% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral assets was $224.3 million, representing 0.379% of total liabilities excluding Separate Accounts as of December 31, 2022.

The Company had $187.5 million of cash collateral received and $179.1 million of reinvested collateral assets owned that are reflected as assets within the Company’s Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2021, representing 0.291% and 0.278% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral assets was $366.6 million, representing 0.620% of total liabilities excluding Separate Accounts as of December 31, 2021.

There was no collateral received and reflected as assets within the Company’s Separate Accounts as of December 31, 2022 and 2021.

Joint Ventures, Partnerships, and Limited Liability Companies

The Company had no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets as of December 31, 2022 or 2021. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, and limited liability companies as of December 31, 2022 and 2021.

Wash Sales

In the normal course of the Company’s investment management, securities can be sold and reacquired within 30 days. This practice is known as wash sales. The Company did not record any wash sales for the years ended December 31, 2022, 2021 or 2020.

47

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

6.         Income Taxes

The Company is included in the consolidated federal income tax return of PLC and its subsidiaries. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent that it can be carried back against prior years’ separate company income tax expense. Any amount not carried back is carried forward on a separate company basis. Income taxes recoverable (payable) are recorded in the federal income taxes receivable (payable) account and are settled periodically, per the tax sharing agreement.

The components of the net deferred tax asset/(deferred tax liability) (“DTA”/(“DTL”)) as of December 31 are as follows:

	12/31/2022			12/31/2021			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

			(Col 1+2)			(Col 4+5)			(Col 7+8)
1.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

	($ in thousands)
(a) Gross Deferred Tax Assets	$695,120	$5,798	$700,918	$659,581	$4,740	$664,321	$35,539	$1,058	$36,597
(b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
(c) Adjusted Gross Deferred Tax Assets (1a - 1b)	695,120	5,798	700,918	659,581	4,740	664,321	35,539	1,058	36,597
(d) Deferred Tax Assets Nonadmitted	425,820	—	425,820	380,494	—	380,494	45,326	—	45,326
(e) Subtotal Net Admitted Deferred Tax Asset) (1c-1d)	269,300	5,798	275,098	279,087	4,740	283,827	(9,787)	1,058	(8,729)
(f) Deferred Tax Liabilities	89,389	—	89,389	103,773	—	103,773	(14,384)	—	(14,384)
(g)Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (1e-1f)	$179,911	$5,798	$185,709	$175,314	$4,740	$180,054	$4,597	$1,058	$5,655

48

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

	12/31/2022			12/31/2021			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

			(Col 1+2)			(Col 4+5)			(Col 7+8)
2.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

	($ in thousands)
Admission Calculation Components - SSAP No. 101

(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carryback	$—	$5,798	$5,798	$—	$4,740	$4,740	$—	$1,058	$1,058
(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets from 2(a) above) After Application of the Threshold Limitation (The Lesser of 2(b)(1) and 2(b)2 Below)	179,911	—	179,911	175,314	—	175,314	4,597	—	4,597
1) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	179,911	—	179,911	175,314	—	175,314	4,597	—	4,597
2) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	772,351	XXX	XXX	770,777	XXX	XXX	1,574
(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	89,389	—	89,389	103,773	—	103,773	(14,384)	—	(14,384)
(d) Deferred Tax Assets Admitted as the result of Application of SSAP No. 101. Total 2(a) +2(b) +2(c)	$269,300	$5,798	$275,098	$279,087	$4,740	$283,827	$(9,787)	$1,058	$(8,729)

	2022	2021

	($ in thousands)

(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	803%	926%

(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In 2(b)2 Above.	$5,670,263	$5,775,017

49

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital

($ in thousands)
Impact of Tax Planning Strategies

(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax assets, By Tax Character as a Percentage
1. Adjusted Gross DTA Amount From 1(c)	$695,120	$5,798	$659,581	$4,740	$35,539	$1,058
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
3. Net Admitted Adjusted Gross DTA Amount From 1(e)	$269,300	$5,798	$279,087	$4,740	$(9,787)	$1,058
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Does the Company’s tax-planning strategies include the use of reinsurance?			Yes		No	X

The Company has no DTLs that are not recognized.

Current income taxes incurred consist of the following major components:

1.	(1) 2022	(2) 2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$125,600	$122,732	$2,868
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	125,600	122,732	2,868
(d) Federal income tax on capital gains	(96,944)	11,883	(108,827)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$28,656	$134,615	$(105,959)

1.	(1) 2021	(2) 2020	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$122,732	$80,174	$42,558
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	122,732	80,174	42,558
(d) Federal income tax on capital gains	11,883	31,810	(19,927)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$134,615	$111,984	$22,631

50

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

2.
Deferred Tax Assets	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary:
(1) Discounting of unpaid losses	$56	$66	$(10)
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	171,790	174,678	(2,888)
(4) Investments	25,966	5,213	20,753
(5) Deferred acquisition costs	438,179	422,821	15,358
(6) Policyholder dividends accrual	4,344	6,070	(1,726)
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	11,610	7,300	4,310
(9) Pension accrual	—	—	—
(10) Receivables - nonadmitted	15,273	14,909	364
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	27,902	28,524	(622)
(99) Subtotal (sum of 2a1 through 2a13)	695,120	659,581	35,539

(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	425,820	380,494	45,326
(d) Admitted ordinary deferred tax assets (2a99-2b-2c)	269,300	279,087	(9,787)

(e) Capital:
(1) Investments	5,798	4,740	1,058
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal (2e1+2e2+2e3+2e4)	5,798	4,740	1,058

(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99-2f-2g)	5,798	4,740	1,058
(i) Admitted deferred tax assets (2d+2h)	$275,098	$283,827	$(8,729)

51

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3.
Deferred Tax Liabilities	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary
(1) Investments	$52,072	$57,025	$(4,953)
(2) Fixed assets	2,026	2,350	(324)
(3) Deferred and uncollected premium	230	—	230
(4) Policyholder reserves	28,262	36,012	(7,750)
(5) Other	6,799	8,386	(1,587)
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	89,389	103,773	(14,384)

(b) Capital:
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal (3b1+3b2+3b3)	—	—	—

(c) Deferred tax liabilities (3a99+3b99)	$89,389	$103,773	$(14,384)

4. Net deferred tax assets/liabilities (2i-3c)	$185,709	$180,054	$5,655

The change in net deferred income taxes as of December 31 is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income tax in the Statements of Changes in Capital and Surplus):

	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$700,918	$664,321	$36,597
Total deferred tax liabilities	89,389	103,773	(14,384)
Net deferred tax assets (liabilities)	$611,529	$560,548	50,981
Tax effect of unrealized gains/(losses)			44,544
Tax effect of prior period corrections through surplus			3,064
Change in net deferred income tax			$3,373

52

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	(1) 12/31/2021	(2) 12/31/2020	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$664,321	$660,282	$4,039
Total deferred tax liabilities	103,773	210,039	(106,266)
Net deferred tax assets (liabilities)	$560,548	$450,243	110,305
Tax effect of unrealized gains/(losses)			52,048
Tax effect of prior period corrections through surplus			(8,794)
Change in net deferred income tax			$67,051

On August 16, 2022, H.R. 5376, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. In general, beginning in 2023, it imposes a 15% Corporate Alternative Minimum Tax (“CAMT”) on U.S. corporations if their average annual financial statement pre-tax income exceeds $1 billion. When applicable, this criterion includes such income of a U.S. corporation’s foreign parent. The Company expects to meet this criterion and may be liable for this new tax in the future. The income tax related impacts of the IRA are not material to the Company’s financial statements for the period ended December 31, 2022.

53

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31 are as follows:

	2022	Effective Tax Rate (%)	2021	Effective Tax Rate (%)	2020	Effective Tax Rate (%)

	($ in thousands)
Provision computed at statutory rate	$94,111	21.0%	$139,030	21.0%	$158,633	21.0%

Tax on STAT capital gains (losses)	(99,256)	(22.1)	(11,969)	(1.8)	75,638	10.0
Amortization of IMR	(27,820)	(6.2)	(25,937)	(3.9)	(22,480)	(3.0)
Change in nonadmitted assets	6,813	1.5	(13,150)	(2.0)	(3,546)	(0.5)
Nondeductible expense	1,546	0.3	766	0.1	1,127	0.2
Tax-exempt income deduction	7,973	1.8	(7,828)	(1.1)	(9,045)	(1.2)
Dividends received deduction	(8,156)	(1.8)	(10,230)	(1.5)	—	—
Prior year deferred tax true-up	(2,483)	(0.6)	(12,631)	(1.9)	6,686	0.9
Prior year current tax true-up	4,857	1.1	18,650	2.8	(7,275)	(0.9)
Loss on reinsurance	(17,394)	(3.9)	(46,041)	(7.0)	(52,882)	(7.0)
Elimination of intercompany dividend	(14,280)	(3.2)	(13,020)	(2.0)	(17,430)	(2.3)
Intercompany operating loss carryforward	79,573	17.8	57,760	8.7	59,121	7.8
Intercompany capital loss carryforward	1,169	0.3	(5,112)	(0.8)	1,123	0.1
Foreign tax credit	(2,523)	(0.6)	(1,874)	(0.3)	(2,328)	(0.3)
Tax contingencies	—	—	(1,733)	(0.2)	—	—
Assets in support of IMR	2,353	0.5	2,010	0.3	(5,274)	(0.7)
Reserve change through surplus	—	—	—	—	12,443	1.6
Derivative URGL through surplus	(2,975)	(0.7)	(423)	(0.1)	(248)	—
Prior period adjustment through surplus	1,355	0.3	(954)	(0.1)	—	—
Rate differential on carryback of intercompany operating loss	—	—	—	—	125	—
STAT reserve change treated as a prior period adjustment	—	—	—	—	1,964	0.3
Deferred intercompany gain of affiliate	—	—	—	—	(28,714)	(3.8)
Section 162(m) limitation	420	0.1	250	—	180	—
Total	$25,283	5.6%	$67,564	10.2%	$167,818	22.2%

Federal and foreign income taxes incurred	$125,600	28.0%	$122,732	18.5%	$80,174	10.6%
Tax on capital gains/(losses)	(96,944)	(21.6)	11,883	1.8	31,810	4.2
Change in net deferred income taxes charge/(benefit)	(3,373)	(0.8)	(67,051)	(10.1)	55,834	7.4
Total statutory income taxes	$25,283	5.6%	$67,564	10.2%	$167,818	22.2%

As of December 31, 2022, the Company had no operating loss, no capital loss, and no foreign tax credit carryforwards available to offset future net income subject to federal income taxes.

54

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company incurred the following income taxes in the current year and preceding years that would be available for recoupment in the event of future net losses:

	Ordinary	Capital	Total

	($ in thousands)
2020	$—	$26,910	$26,910
2021	—	1,376	1,376
2022	—	9,314	9,314
Total	$—	$37,600	$37,600

The Company had no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021 .

The Company had no state transferable tax credits at December 31, 2022 or 2021.

The Company's federal income tax return for 2022 will be consolidated with the following entities:

A.U.L. Corp.	New World Warranty Corp.
Asset Protection Financial, Inc.	PIPCO Reinsurance Company, Ltd.
Atlas Peak Insurance Company, Ltd.	Protective Administrative Services, Inc.
AUL Insurance Agency, Inc.	Protective Asset Protection, Inc.
Chesterfield International Reinsurance Limited	Protective Finance Corporation
Concourse Financial Group Agency, Inc.	Protective Finance Corporation II
Concourse Financial Group Securities, Inc.	Protective Finance Corporation IV
D.R.G., Inc.	Protective Life and Annuity Insurance Company
Dealer Services Reinsurance, Ltd.	Protective Life Corporation
Empower Financial Resources, Inc.	Protective Property & Casualty Insurance Company
First Protection Company	Protective Real Estate Holdings, Inc.
First Protection Corporation	The Advantage Warranty Corporation
First Protection Corporation of Florida	United States Warranty Corp.
Golden Gate Captive Insurance Company	USWC Holding Company
Interstate Administrative Services, Inc.	USWC Installment Program, Inc.
Interstate National Corporation	Warranty Business Services Corporation
Interstate National Dealer Services of Florida, Inc.	Warranty Direct, Inc.
Interstate National Dealer Services, Inc.	Warranty Topco, Inc.
Investment Distributors, Inc.	West Coast Life Insurance Company
LASAS Technologies, Inc.	Western Diversified Services, Inc.
MONY Life Insurance Company	Western General Dealer Services, Inc.
National Warranty Corp.	Western General Warranty Corporation
New World Re	Wisconsin A.U.L., Inc.

55

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	12/31/2022	12/31/2021

($ in thousands)
Balance, beginning of year	$—	$1,733
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	—	—
Reductions of tax positions of prior years:
Changes in judgment	—	—
Settlements during the year	—	—
Lapses of applicable statute of limitations	—	(1,733)
Balance, end of year	$—	$—

There are no unrecognized tax benefits for the years ended December 31, 2022 and 2021.

Any accrued interest related to the unrecognized tax benefits and other accrued income taxes have been included in income tax expense. There were no amounts included in the three-year period ended December 31, 2022, as the parent company maintains responsibility for the interest on unrecognized tax benefits. The Company has no accrued interest associated with unrecognized tax benefits as of December 31, 2022 or 2021.

In general, the Company is no longer subject to income tax examinations by taxing authorities for tax years that began before 2019. Due to IRS adjustments to the Company’s pre-2017 taxable income, the Company has amended certain of its 2014 through 2016 state income tax returns. Such amendments will cause such years to remain open, pending the states’ acceptances of the returns.

The Company does not have any federal income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

7.            Information Concerning Parent and Subsidiaries

Subsidiary Acquisition

On May 2, 2022, the Company completed the acquisition of AUL (the “Acquisition”), as contemplated by an agreement reached in March 2022. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price was $347.0 million and is subject to adjustments. AUL is carried at $307.1 million at December 31, 2022. No goodwill was recorded in the transaction. The Acquisition was subject to receipt of standard regulatory approvals and satisfaction of customary closing conditions. AUL offers a variety of finance and insurance products, including warranties, vehicle service contracts, and a suite of ancillary products.

Dividends and Capital Contributions

In the first quarter of 2022 the Company paid a $239.0 million ordinary dividend to its parent, PLC. In the second quarter of 2022, the Company paid a $100.0 million ordinary dividend to PLC. The Company paid no dividends to PLC during 2021 and 2020.

During 2022, the Company received a cash capital contribution of $100.0 million from PLC. PLC made no cash capital contribution to the Company during 2021 and 2020.

56

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company received the following distributions from subsidiaries during the years ended December 31, certain of which were treated as a return of capital:

	2022	2021	2020

	($ in thousands)
West Coast Life Insurance Company	$40,000	$25,000	$—
MONY Life Insurance Company	18,000	37,000	38,000
USWC Holding Company	2,000	10,000	6,500
Protective Property & Casualty Insurance Company	10,000	—	10,000
Protective Asset Protection, Inc.	—	1,725	23,300
Western Diversified Services, Inc.	—	4,000	7,000
Golden Gate Captive Insurance Company	91,000	25,000	35,000
A.U.L. Corp.	30,000	—	—
Total distributions received	$191,000	$102,725	$119,800

The Company made the following capital contributions for the years ended December 31:

	2022	2021	2020

	($ in thousands)
Protective Life and Annuity Insurance Company	$—	$—	$100,000
Golden Gate Captive Insurance Company	8,500	9,600	10,230
Total contributions paid	$8,500	$9,600	$110,230

These dividends, distributions and capital contributions were primarily in the form of cash, but some involved the exchange of subsidiary companies and/or intangible assets. The following provides further detail regarding certain of these contributions and distributions:

•	During the first quarter of 2022, the Company’s wholly owned subsidiary, PP&C, paid an ordinary cash dividend of $10.0 million to the Company.

•	During 2022, pursuant to its licensing agreement, GGCIC paid extraordinary cash distributions to the Company of $46.0 million and $45.0 million. These distributions were treated as return of capital distributions.

•	During the fourth quarter of 2022, the Company made a scheduled cash capital contribution of $8.5 million to GGCIC.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, AUL, paid a cash distribution of $30.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $2.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $18.0 million to the Company.

57

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, WCL, paid an ordinary cash dividend of $40.0 million to the Company.

•	During the first quarter of 2021, pursuant to its licensing agreement, GGCIC paid extraordinary cash distributions to the Company in the amount of $25.0 million. This distribution was treated as a return of capital distribution.

•	In the fourth quarter of 2021, the Company made a scheduled cash capital contribution of $9.6 million to GGCIC.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, WDS, paid a cash distribution of $4.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $10.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, PAPI, paid a cash distribution of $1.7 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $37.0 million to the Company.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, WCL, paid an ordinary cash dividend of $25.0 million to the Company.

•	During 2020, the Company received extraordinary dividends of $20.0 million and $15.0 million from GGCIC. These distributions were treated as dividends.

•	During 2020, the Company made a cash capital contribution of $100.0 million to PLAIC.

•	During 2020, the Company made a scheduled cash capital contribution of $10.2 million to GGCIC.

•	During 2020, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $38.0 million to the Company.

•	During 2020, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $6.5 million to the Company. This distribution was treated as a return of capital distribution.

•	During 2020, the Company’s wholly owned subsidiary, PP&C, paid an ordinary cash dividend of $10.0 million to the Company.

•	During 2020, the Company’s wholly owned subsidiary, PAPI, paid a cash dividend of $23.3 million to the Company.

58

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

•	During 2020, the Company’s wholly owned subsidiary, WDS, paid a cash distribution of $7.0 million to the Company. This distribution was treated as a return of capital distribution.

Intercompany Agreements and Settlements

The Company routinely receives from, or pays to, affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly. As of December 31, 2022, the Company had an intercompany receivable of $13.3 million and an intercompany payable of $39.5 million. As of December 31, 2021, the Company had an intercompany receivable of $9.5 million and an intercompany payable of $40.5 million.

The Company entered into an agreement with WCL in 2011 to loan up to $800 million and borrow up to $200 million at variable interest rates. The Company had no outstanding loaned or borrowed amounts as of December 31, 2022 or 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company entered into an agreement with PLAIC in 2012 in which a loan can be given to or received from PLAIC subject to certain limitations as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2022 or 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company entered into an agreement with MONY in 2014 in which a loan can be given to or received from MONY subject to certain limitation as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2022 and 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company, WCL, and PLC have contracts with certain affiliates to provide investment, legal, and data processing services on a fee basis and other managerial and administrative services on a shared cost basis. In addition, the affiliates have a joint contract relating to allocation of costs for services performed by employees of one affiliate for another. The Company paid $301.7 million, $275.8 million, and $242.0 million during the years ended December 31, 2022, 2021, and 2020, respectively, for these services. The Company also received $111.4 million, $96.1 million, and $90.4 million under these agreements in 2022, 2021, and 2020 respectively.

Certain affiliates lease office space, equipment and/or electronic data processing equipment from the Company based upon amounts that would be similar to those charged to an unrelated company in an arm’s length transaction. The Company received $9.9 million, $10.5 million, and $7.4 million for the years ended December 31, 2022, 2021, and 2020, respectively, for these items.

Intercompany Reinsurance

See Note 10 – Reinsurance for a discussion of the Company’s reinsurance transactions with affiliates.

59

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Subsidiary Guarantees and Support Agreements

There are no guarantees or undertakings for the benefit of an affiliate which result in an actual contingent exposure of the Company’s or any affiliated insurer’s assets to liability, other than insurance contracts entered into in the ordinary course of business, except as follows:

The Company entered into a guaranty agreement on October 27, 1993, with PLAIC. The Company has guaranteed the payment of all insurance policy claims made by the holders or beneficiaries of any policies which were issued after the date of the guaranty agreement in accordance with the terms of said policies. Total liabilities for policies covered by this agreement were $1.8 billion as of December 31, 2022, and $2.0 billion as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement on December 31, 1995, whereby the Company guaranteed that PLAIC will perform all of the obligations of the Company pursuant to the terms and conditions of an indemnity coinsurance agreement between the Company and an unaffiliated life insurance company. Total liabilities related to this coinsurance agreement were $5.4 million as of December 31, 2022 and $5.5 million as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement, effective December 23, 1997, whereby the Company has agreed to guarantee that WCL will pay all insurance policy claims made on insurance policies or binders issued by WCL to SouthTrust Corporation (now Wells Fargo & Company) or its affiliated banks. Total liabilities for policies covered by this agreement were $64.9 million as of December 31, 2022 and $64.3 million as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement on January 12, 1998, whereby the Company guaranteed that the capital and surplus of WCL as of the end of any calendar quarter will be maintained at a level no less than 250% of the "Company Action Level RBC" as defined by the State of Nebraska. In the event that the capital and surplus of WCL is less than the "Company Action Level RBC" at the end of a calendar quarter, the Company will make a capital contribution to WCL in such amount necessary to cure the deficiency. However, in no event shall the cumulative capital contributions be more than 2% of the Company’s admitted assets as of the prior December 31 year end. As of December 31, 2022, 2021 and 2020 the Company had not been required to make capital contributions to WCL in connection with this agreement.

Effective October 1, 2020, GGCIC entered into separate amended and restated indemnity reinsurance agreements with the Company (the “2020 PLICO-GGCIC Agreement”) and WCL (the “2020 WCL-GGCIC Agreement”).

On October 1, 2020, GGCIC entered into a transaction with a term of 20 years, that may be extended up to a maximum term of 25 years, to finance up to $5.0 billion of “XXX” and “AXXX” reserves related to the term life insurance business and universal life insurance with secondary guarantee business that is reinsured to GGCIC by the Company and WCL under the 2020 PLICO-GGCIC and 2020 WCL-GGCIC Agreements. This financing transaction is pursuant to an Excess of Loss Reinsurance Agreement (the “XOL Agreement”) with Hannover Life Reassurance Company of America (Bermuda) Ltd., The Canada Life Assurance Company (Barbados Branch) and RGA Reinsurance Company (Barbados) Ltd. (collectively, the “Retrocessionaires”). Pursuant to the XOL Agreement, in exchange for periodic fees, the Retrocessionaires assume, on an excess of loss basis, the obligation to pay (the “XOL Payments”) each quarter the lesser of (a) the greater of (i) statutory reserves in excess of economic reserves and (ii) the financed amount and (b) if total claims for such quarter exceed the available assets (as set forth in the XOL Agreement) of GGCIC, the amount of such excess. The transaction is “non-recourse” to PLC, WCL and the Company, meaning that none of these companies are liable to reimburse the Retrocessionaires for any XOL Payments required to be made.

60

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

PLC entered into a guaranty dated as of October 1, 2020, pursuant to which PLC agreed to guarantee GGCIC’s payment of certain fees due to the Retrocessionaires under the XOL Agreement. This includes annual contributions to GGCIC to pre-fund estimated fees payable to the Retrocessionaires for the subsequent calendar year. A scheduled contribution of $8.5 million, paid by PLICO, occurred during the fourth quarter of 2022 with respect to estimated fees payable to the Retrocessionaires during 2023. A scheduled contribution of $9.6 million, paid by PLICO, occurred during the fourth quarter of 2021 with respect to estimated fees payable to the Retrocessionaires during 2022. A scheduled contribution of $10.2 million, paid by PLICO, occurred during the fourth quarter of 2020 with respect to estimated fees payable to the Retrocessionaires during 2021.

8.          Capital and Surplus, Shareholder’s Dividend Restrictions

Dividends are noncumulative and are paid as determined by the Board of Directors. A life insurance company may pay a dividend without prior approval of the Commissioner of the Department. (“the Commissioner”) in an amount, together with other dividends paid in the past twelve months, that does not exceed an amount equal to the greater of 10% of policyholders’ surplus as of the preceding December 31 or the Company’s net gain from operations, for the preceding year. During 2023, the Company may pay $533.4 million of dividends without the approval of the Commissioner.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the types and mixtures of risk inherent in the insurer's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company was adequately capitalized under the formula as of December 31, 2022 and 2021.

The portion of unassigned funds represented or reduced for cumulative unrealized gains and losses was $(666.1) million and $(454.4) million as of December 31, 2022 and 2021, respectively.

The portion of unassigned funds reduced for nonadmitted assets was $1.1 billion and $1.1 billion as of December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company had issued the following surplus debentures or similar obligations:

Date Issued	Interest Rate	Original Issue Amount of Notes	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
5/1/2018	3.550%	$55,000	55,000	1,953	9,112	5/1/2038
5/1/2018	3.550%	55,000	55,000	1,953	9,112	5/1/2038
Total		$110,000	$110,000	$3,906	$18,224

61

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2021, the Company had issued the following surplus debentures or similar obligations:

Date Issued	Interest Rate	Original Issue Amount of Notes	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
5/1/2018	3.550%	$55,000	$55,000	$1,953	$7,159	5/1/2038
5/1/2018	3.550%	55,000	55,000	1,953	7,159	5/1/2038
Total		$110,000	$110,000	$3,906	$14,318

On May 1, 2018, the Company issued two fixed rate 20-year Surplus Notes (the “Notes”), each with a face amount of $55.0 million. The Company received cash for the Notes. The Notes were issued to Liberty Mutual Insurance Company and The Lincoln National Life Insurance Company (“Lincoln Life”), respectively (the “Note Holders”), in conjunction with the reinsurance transaction discussed in Note 10 “Reinsurance Assumed”. The Notes are direct financial obligations of the Company, and the Holders of the Notes cannot require repayment from PLC, or any affiliates and subsidiaries, other than the Company, the direct issuer of the Notes.

The Company pays interest on the principal amount of the Notes on a semi-annual basis subject to regulatory approval. The first payment was made on December 31, 2018. Any payment of principal, including by redemption, or interest on the Notes may only be made with the prior approval of the Commissioner. The Company has received approval from the Commissioner to pay interest on the Notes through December 31, 2023. Except in certain instances that are considered “Events of Default”, the Note Holders have no rights to accelerate payment of principal on the Notes. “Events of Default” include a failure to pay interest or principal on the Notes when it becomes due and payable, or any state or federal agency obtaining an order or grant of approval for the rehabilitation, liquidation, conservation, or dissolution of the Company. The Company reserves the right to repay the Notes at any time, subject to the terms of the Notes and prior regulatory approval.

In the event that the Company is subject to liquidation, holders of Indebtedness, Policy Claims and Prior Claims would be afforded a greater priority under the Liquidation Act and accordingly, would have the right to be paid in full before any payments of interest or principal are made to Note Holders. The Note Holders would have the right to be paid before any payments are made to common stockholders. In addition, the Notes will rank pari passu with future surplus notes issued by the Company and with all other similarly subordinated claims.

9.          Liabilities, Contingencies and Assessments

Assessments

Under the insurance guaranty fund laws of most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. From time to time, companies may be asked to contribute amounts beyond prescribed limits. It is possible that the Company could be assessed with respect to product lines not offered by the Company. In addition, legislation may be introduced in various states with respect to guaranty fund assessment laws related to insurance products, including long term care insurance and other specialty products, that alters future premium tax offsets received in connection with guaranty fund assessments. As of December 31, 2022 and 2021, the Company accrued liabilities of $6.4 million and $4.3 million, respectively, for future assessments. The Company accrued related assets for future premium tax credits of $5.3 million and $3.3 million as of December 31, 2022 and 2021, respectively. In addition, assets of $0.9 million and $1.3 million as of December 31, 2022 and 2021, respectively, relate to assessments already paid that will be taken as credits on future premium tax returns.

62

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Other Commitments and Contingencies

Scottish Re (U.S.), Inc. ("SRUS") was placed in rehabilitation on March 6, 2019 by the State of Delaware. Under the related order, the Insurance Commissioner of the State of Delaware has been appointed the receiver of SRUS (the “Receiver”) and provided with authority to conduct and continue the business of SRUS in the interest of its cedents, creditors, and stockholder. The order was accompanied by an injunction requiring the continued payment of reinsurance premiums to SRUS and temporarily prohibiting cedents, including the Company, from offsetting premiums payable against receivables from SRUS. On June 20, 2019, the Delaware Court of Chancery (the “Court”) entered an order approving a Revised Offset Plan, which allows cedents, including the Company, to offset premiums under certain circumstances.

A proposed Rehabilitation Plan (“Original Rehabilitation Plan”) was filed by the Receiver on June 30, 2020. The Original Rehabilitation Plan presents the following two options to each cedent: 1) remain in business with SRUS and be governed by the Rehabilitation Plan, or 2) recapture business ceded to SRUS. Due to SRUS’s financial status, neither option would pay 100% of the Company’s outstanding claims. The Original Rehabilitation Plan would impose certain financial terms and conditions on the cedents based on the election made, the type of business ceded, the manner in which the business is collateralized, and the amount of losses sustained by the cedent. On October 9, 2020, the Receiver filed a proposed order setting forth a schedule to present the Original Rehabilitation Plan for Court approval, which order contemplated possible modifications to the Rehabilitation Plan to be filed with the Court by March 16, 2021. The Court approved the order. On March 16, 2021, the Receiver filed a draft Amended Rehabilitation Plan (“Amended Plan”). The majority of the substance and form of the original Rehabilitation Plan, including its two-option structure described above, remained in place.

For much of 2020 and into early 2021, a group of interested parties collectively requested certain information and financial data from the Receiver that would allow them to more fully evaluate first the Original Rehabilitation Plan and then the Amended Plan. This group also had a number of conversations with counsel for the Receiver regarding concerns over the Plan. On June 30, 2022, the Receiver filed a motion seeking approval of a Modified Plan, along with a number of financial disclosure documents, including a liquidation analysis. While there are significant changes proposed in the Modified Plan (as compared to the Original Rehabilitation Plan and the Amended Plan), much of the economic substance (including not paying claims in full) of the Original/Amended Rehabilitation Plan are included in the Modified Plan.

The Court provided a framework to be followed by the Receiver to seek formal approval of the Rehabilitation Plan. This framework included filing the motion specifically seeking that relief and supporting that motion with the disclosure document containing the information that the Receiver believes is sufficient to enable parties to evaluate whether to object. In response to that document, interested parties (those with standing) may file objections and seek discovery. On October 24, 2022, a number of interested parties filed objections to the Modified Plan. After discovery, the parties will brief the issues and an evidentiary hearing on the Rehabilitation Plan will follow. A tentative timeline, beginning in August 2022, has been set, although given the inherent delays associated with the case, the tentative timeline is likely to be extended.

63

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2022, the Company had outstanding claim reserves from SRUS of $9.1 million, including a recoverable of $6.1 million. In addition, the Company had a statutory reserve credit of $53.8 million at December 31, 2022. As of December 31, 2022, the Company accrued a loss contingency reserve of $33.8 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. As of December 31, 2021, the Company had outstanding claim reserves from SRUS of $10.9 million, including a $6.8 million recoverable. In addition, the Company had a statutory reserve credit of $66.5 million at December 31, 2021. As of December 31, 2021, the Company accrued a loss contingency reserve of $55.7 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. The Company continues to monitor SRUS and the actions of the receiver through discussions with legal counsel and review of publicly available information. As of December 31, 2022, management does not believe that the ultimate outcome of the rehabilitation process will have a material impact on the Company’s financial position or results of operations.

A number of judgments have been returned against insurers, broker dealers and other providers of financial services involving, among other things, sales, underwriting practices, product design, product disclosure, administration, denial or delay of benefits, benefit payment methods, charging excessive or impermissible fees, recommending unsuitable products to customers, breaching fiduciary or other duties to customers, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, payment of sales and other contingent commissions, and other matters. Often these legal proceedings have resulted in the award of substantial judgments that are disproportionate to actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given legal proceeding. Arbitration awards are subject to very limited appellate review. In addition, in some legal proceedings, companies have made material settlement payments. In some instances, substantial judgments may be the result of a party’s perceived ability to satisfy such judgments as opposed to the facts and circumstances regarding the claims made.

At any given time, a number of financial, market conduct, or other examinations or audits of the Company’s subsidiaries, as well as other insurance companies from whom the Company has coinsured blocks of life insurance and annuity policies, may be ongoing. It is possible that any examination or audit may result in payments of fines and penalties, payments to customers, or both, as well as changes in systems or procedures, or restrictions on business activities, any of which could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company monitors these matters for any developments that may make a loss contingency associated with any such audit or exam reasonably estimable.

The Company, like other insurance companies, in the ordinary course of business, is involved in legal proceedings. The Company cannot predict the outcome of any legal proceeding, nor can it provide an estimate of the possible loss, or range of loss, that may result from such legal proceeding. However, with respect to such legal proceedings, the Company does not expect that its ultimate liability, if any, will be material to its financial condition.

64

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Advance Trust & Life Escrow Services, LTA, as Securities Intermediary of Life Partners Position Holder Trust v. Protective Life Insurance Company, Case No. 2:18-CV-01290, is a putative class action that was filed on August 13, 2018 in the United States District Court for the Northern District of Alabama. Plaintiffs seek to represent all owners of universal life and variable universal life policies issued or administered by PLICO or its predecessors that provide that cost of insurance rates are to be determined based on expectations of future mortality experience. Plaintiffs’ complaint alleges PLICO breached those policies by failing to periodically adjust its COI rates based on improved expectations of future mortality, and they seek class certification, compensatory damages, pre-judgment and post-judgment interest, costs, and other unspecified relief. On August 8, 2022, the US District Court granted PLICO’s Motion for Judgment on the Pleadings, concluding Protective has no contractual duty to lower COI rates if expectations as to future mortality improve. This favorable decision was appealed by the plaintiffs to the Eleventh Circuit Court of Appeals on August 26, 2022. The Company will continue to vigorously defend this matter and cannot predict the outcome of or reasonably estimate the possible loss or range of loss that might result from this litigation.

The Company is currently defending two putative class actions (Beverly Allen v. Protective Life Insurance Company, Civil Action No. 1:20-cv-00530-JLT (E.D. Cal. filed Apr. 14, 2020), and Janice Schmidt v. Protective Life Insurance Company, et al., Civil Action No. 1:21-cv-01784-SAB (E.D. Cal. filed Dec. 17, 2021) in which the plaintiffs claim that defendants’ alleged failure to comply with certain California statutes which address contractual grace periods and lapse notice requirements for certain life insurance policies requires that these policies remain in force. The plaintiffs seek unspecified monetary damages and injunctive relief. No class has been certified in either putative class action. In continuing to defend these matters, the Company maintains various defenses to the merits of the plaintiffs’ claims and to class certification. However, the Company cannot predict the outcome of or reasonably estimate the possible loss or range of loss that might result from this litigation.

The Company leases administrative and marketing office space in 6 cities, with most leases being for periods of ten to twenty-five years. Rent expense for 2022, 2021, and 2020 was $1.9 million, $2.6 million, and $3.3 million, respectively. Although the Company is legally obligated for these leases, rent expense will be less than projected lease commitments due to rent paid by affiliates.

The projected commitment under these leases for the next 5 years is as follows:

Years	($ in thousands)
2023	$4,625
2024	4,803
2025	2,858
2026	1,283
2027	1,236
Thereafter	6,187
Total	$20,992

Refer to Note 7 for a description of the contingent commitments and guarantees involving affiliates of the Company, and to Note 11 for commitments to extend mortgage loans.

10.            Reinsurance

The Company remains liable with respect to ceded reinsurance should any reinsurer fail to meet the obligations that it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

65

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reinsurance Ceded

The Company has ceded insurance contracts with its affiliates as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$88,690,638	$97,543,332
Policy and claim reserves ceded	6,845,313	5,687,970
Policy and claim liabilities ceded	38,661	52,756
Premiums ceded	1,549,971	116,524

Accident and health:
Policy and claim reserves ceded	$183	$359
Policy and claim liabilities ceded	182	276
Premiums ceded	1,448	1,033

For the year ended December 31, 2020, the Company ceded life insurance premiums of $673.1 million and accident and health premiums of $5 thousand to its affiliates

Effective October 1, 2020, GGCIC entered into separate amended and restated indemnity reinsurance agreements with the Company (the “2020 PLICO-GGCIC Agreement”) and WCL (the “2020 WCL-GGCIC Agreement”). The Company ceded to GGCIC premiums of $88.6 million, $115.5 million, and $166.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, and ceded statutory reserves of $4.9 billion and $5.2 billion as of December 31, 2022 and 2021, respectively.

Effective April 1, 2020, the Company reinsured certain fixed annuity business under a coinsurance with funds withheld treaty to Protective Life Reinsurance Bermuda Ltd. (“PL Re”). PL Re, a wholly owned subsidiary of PLC, is domiciled in Bermuda and holds reserves based on Bermuda insurance regulations. The policies ceded under the agreement (the “PLICO-PL Re Reinsurance Agreement”) were in force on or before April 1, 2020. The cession to PL Re included the initial estimated transfer of $485.2 million of annuity reserves. As a result of the transaction, the Company recorded an estimated initial ceding allowance of $28.6 million and estimated initial premium transfers of $485.2 million. Pursuant to SSAP No. 61R, “Life, Deposit Type and Accident and Health Reinsurance”, and Appendix A-791, the Company recognized $6.0 million, representing 21% of the initial net gain, in net income upon the cession to PL Re. $22.6 million, or 79% of the initial net gain, was included as a component of surplus which was deferred and will be amortized into income in future periods.

On April 1, 2022, the Company amended the PLICO-PL Re Reinsurance Agreement whereby the Company reinsures certain fixed annuity business under a coinsurance with funds withheld treaty to PL Re. The cession to PL Re included the initial estimated transfer of $1.5 billion of annuity reserves. As a result of the amendment, the Company recorded an estimated initial ceding allowance of $113.0 million and estimated initial premium transfers of $1.5 billion. Pursuant to SSAP No. 61R, “Life, Deposit Type and Accident and Health Reinsurance”, and Appendix A-791, the Company recognized $23.7 million, representing 21% of the initial net gain, in net income upon the cession to PL Re. $89.3 million, or 79% of the initial net gain, was included as a component of surplus which was deferred and will be amortized into income in future periods.

66

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

In connection with the agreement and amendment, the Company transferred assets backing economic reserves to a segregated funds withheld account owned by the Company for the benefit of PL Re. The balance in this account was $1.8 billion and $469.1 million as of December 31, 2022 and 2021, respectively. The Company ceded premiums of $1.5 billion, $38 thousand, and $487.3 million for the years ended December 31, 2022, 2021, and 2020, respectively and ceded statutory reserves of $1.9 billion and $495.6 million as of December 31, 2022 and 2021, respectively. For the years ended December 31, 2022, 2021, and 2020, $1.1 million, $0, and $11.8 million, respectively was amortized into income.

The Company has ceded insurance contracts with non-affiliated insurers as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$125,166,957	$135,221,772
Policy and claim reserves ceded	3,164,022	3,395,548
Policy and claim liabilities ceded	170,545	192,351
Premiums ceded	1,013,650	938,134

Accident and health:
Policy and claim reserves ceded	$11,181	$12,880
Policy and claim liabilities ceded	52	34
Premiums ceded	699	2,083

The Company ceded to non-affiliated insurers life premiums of $912.1 million and accident and health premiums of $3.1 million during the year ended December 31, 2020.

None of the Company’s non-affiliated reinsurers were owned in excess of 10% or controlled, either directly or indirectly, by the Company or by any representative, officer, trustee, or director of the Company. Certain policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. branches of such companies) which is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor of an insured, or any other person not primarily engaged in the insurance business. Numerous reinsurers relate to auto dealerships or finance companies that established reinsurance companies to supplement their primary business.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

67

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had no aggregate reductions to surplus for terminations of reinsurance agreements during 2022, 2021, and 2020.

No new reinsurance agreements were entered into during 2022. As discussed above, the PL Re agreement was amended in 2022.

The Company did not write off any material reinsurance receivables during the three-year period ended December 31, 2022. The Company nonadmitted $49.9 million and $39.4 million of reinsurance receivables as of December 31, 2022 and 2021, respectively.

During the year ended December 31, 2022, commutation of ceded reinsurance with Transamerica Life Insurance Company had a net unfavorable $26.1 million effect on the Company’s operations in the following categories:

($ in thousands)
Claims incurred	$47,262
Premiums earned	$21,186

During the year ended December 31, 2021, commutation of ceded reinsurance with RGA Reassurance Company had a favorable $13.3 million effect on the Company’s operations.

As of December 31, 2022 and 2021, the Company had the following reinsurance recoverable balances relating to paid losses included in “Amounts recoverable from reinsurers” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus:

	Amount Recoverable as of December 31, 2022	% of Total	Rating

	($ in thousands)

Golden Gate Captive Insurance Company	$59,347	47.9%	Not rated
Swiss Re Life & Health America Inc.	17,081	13.8	A.M. Best Company A+
Scottish Re (U.S.) Inc.	6,145	5.0	Not rated
Munich American Reassurance Company	5,944	4.8	A.M. Best Company A+
RGA Reinsurance Company	5,722	4.6	A.M. Best Company A+
SCOR Global Life Americas Reinsurance Company	5,042	4.1	A.M. Best Company A+
Security Life of Denver Insurance Company	4,328	3.5	Not rated
Transamerica Life Insurance Company	4,121	3.3	A.M. Best Company A
SCOR Global Life USA Reinsurance Company	4,052	3.3	A.M. Best Company A+
All other	12,099	9.7
	$123,881	100.0%

68

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	Amount Recoverable as of December 31, 2021	% of Total	Rating

	($ in thousands)

Golden Gate Captive Insurance Company	$78,073	55.8%	Not rated
Swiss Re Life & Health America Inc.	12,592	9.0	A.M. Best Company A+
Scottish Re (U.S.) Inc.	6,751	4.8	Not rated
Munich American Reassurance Company	5,520	3.9	A.M. Best Company A+
SCOR Global Life Americas Reinsurance Company	4,895	3.5	A.M. Best Company A+
RGA Reinsurance Company	4,822	3.4	A.M. Best Company A+
SCOR Global Life USA Reinsurance Company	4,742	3.4	A.M. Best Company A+
The Canada Life Assurance Company	4,022	2.9	Not rated
All other	18,506	13.3
	$139,923	100.0%

Reinsurance Assumed

During 2005, the Company executed a treaty with WCL to reinsure certain new annuity business. Under this agreement, the Company received $0, $68 thousand, and $0 in premiums from WCL during 2022, 2021, and 2020, respectively. The Company assumed reserves of $49.2 million and $54.4 million as of December 31, 2022 and 2021, respectively.

Effective during 2008, the Company reinsured certain term life insurance business from GGCIC, an affiliate, under a monthly renewable term treaty. The Company assumed $36.0 million in premiums for the year ended December 31, 2020. This agreement was terminated as of October 1, 2020.

Effective October 1, 2012, the Company reinsured certain universal life with secondary guarantee business from WCL, an affiliate, under a coinsurance treaty. The Company assumed $6.8 million, $11.6 million, and $26.3 million in premiums for the years ended December 31, 2022, 2021, and 2020, respectively, and assumed statutory reserves of $562.3 million and $556.9 million as of December 31, 2022 and 2021, respectively.

The Company was party to several stop loss indemnity reinsurance agreements with WCL, whereby the Company assumed from WCL any mortality risk in excess of a contractually defined threshold with respect to certain Captive-related level premium term life and universal life with secondary guarantee business. Premiums of $0.4 million were assumed under these agreements in 2020. These agreements were terminated on October 1, 2020.

The Company has assumed from its subsidiaries and affiliates as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$4,106,092	$4,412,977
Policy and claim reserves assumed	611,594	611,245
Policy and claim liabilities assumed	10,105	14,150
Premiums ceded	6,803	11,657

The Company assumed from affiliated insurers life premiums of $62.6 million during the year ended December 31, 2020.

69

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company has assumed from non-affiliated insurers as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$132,972,941	$180,513,376
Policy and claim reserves assumed	24,056,577	25,059,148
Policy and claim liabilities assumed	239,618	315,143
Premiums ceded	720,759	866,380

Accident and health:
Policy and claim reserves assumed	$291,299	$345,503
Policy and claim liabilities assumed	1,218	16,654
Premiums ceded	13,985	28,740

The Company assumed from non-affiliated insurers life premiums of $1.2 billion and accident and health premiums of $64.6 million during the year ended December 31, 2020.

11.	Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk

Derivative Financial Instruments

The table below summarizes the notional amount of the Company's financial instruments with off-balance sheet risk as of December 31:

	Assets		Liabilities
	2022	2021	2022	2021

	($ in thousands)

Swaps	$225,241	$1,716,810	$397,297	$2,639,619
Futures	147,683	334,673	284,547	168,896
Options	7,681,876	8,623,582	6,624,706	6,829,003
Totals	$8,054,800	$10,675,065	$7,306,550	$9,637,518

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset / liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department.

70

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

All derivative instruments qualifying for hedge accounting are accounted for in a manner that is consistent with the accounting for the hedged item. The hedged items are the Company’s funding agreements which are reported in accordance with Actuarial Guideline 33. The derivative entered into in conjunction with the funding agreement has a remaining cost basis of $4.4 million and accumulated foreign currency translation adjustments of $14.5 million; therefore, the derivative is reported in the Statement of Admitted Assets, Liabilities, and Capital and Surplus at an $18.9 million carrying value as of December 31, 2022. All derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

The Company did not exclude any component of the hedging derivative instrument’s gain or loss from the assessment of hedge effectiveness.

During the year ended December 31, 2022, the Company recognized $109.0 million of unrealized losses related to derivatives. Of this amount, $94.5 million of unrealized losses related to derivatives that did not qualify for hedge accounting. The Company recognized $14.5 million of unrealized losses as a result of foreign currency translation adjustments for derivatives that did qualify for hedge accounting. During the year ended December 31, 2021, the Company had $259.4 million of unrealized losses related to derivatives that did not qualify for hedge accounting. During the year ended December 31, 2020, the Company had $17.8 million of unrealized gains related to derivatives that did not qualify for hedge accounting.

The following sections provide a description of the Company’s objectives for using derivatives.

Derivatives related to the management of certain risks within the Company’s funding agreement obligations

In connection with the issuance of a fixed rate funding agreement denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the funding agreement. The cash flows received on the swap are identical to the cash flows paid on the funding agreement. The swap required an exchange of the notional amounts at inception and maturity.

In connection with the issuance of a floating rate funding agreement, the Company entered into an interest rate swap in order to hedge the interest rate risk associated with the funding agreement. The cash flows received on the swap were identical to the cash flow variability paid on the funding agreement. This interest rate swap matured in July 2020.

Derivatives related to the management of certain risks within the Company’s fixed indexed annuity products

The Company uses equity options to manage its equity risk in its fixed indexed annuity products. The Company may purchase and sell index call and put options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the Company had paid a net amount of $101.5 million and $109.1 million, respectively, for its open call options.

The Company uses US equity index futures and volatility futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

71

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Derivatives related to the management of certain risks within the Company’s indexed universal life products

The Company uses equity options to manage its equity risk in its indexed universal life products. The Company may purchase and sell index call options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the Company had paid a net amount of $21.3 million and $18.0 million, respectively, for its open call options.

The Company uses US equity index futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

Derivatives related to the management of certain risks within the Company’s variable annuity products

The Company uses a combination of derivative instruments to mitigate volatility, interest rate, credit, and equity risk related to certain guaranteed minimum benefits, including GLWBs, within the Company’s variable annuity products.

The Company uses interest rate futures, US and foreign equity market index futures, and foreign currency futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company used forward swaps and interest rate swaps, whereby the Company primarily paid a floating rate of interest based upon a 3-month LIBOR rate, while it received a fixed rate. As of December 31, 2022, the Company held no forward swaps or interest rate swaps. The Company also uses total return swaps, where the Company primarily makes payments based on the return of the underlying equity index, while it receives a floating rate of interest based upon either the 3-month LIBOR rate or the federal funds rate, both adjusted by stated basis points. Certain positions may be cleared through a central clearing house and require the posting of margin through the clearing member. The Company also uses interest rate forwards, where primarily it agrees to purchase a treasury bond on a future date at a predetermined price.

The Company uses index put options which have underlyings based upon several equity indexes, both US and foreign. As of December 31, 2022 and 2021, the cost of the open options was $123.0 million and $196.9 million, respectively.

Derivatives related to the management of certain risks within the Company’s structured annuity products

The Company uses equity options to manage its equity risk in its structured annuity products. The Company may purchase and sell index options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the cost of the open options was $6.4 million and $4.7 million, respectively.

72

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company uses US equity index futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company also entered into a total return swap, where the Company makes payments based on the return of certain hedges associated with certain structured annuity products, while it receives a floating rate of interest based upon the 1-month LIBOR rate.

As of December 31, 2022, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $60.3 million and $81.4 million, respectively. Of this amount, $13.1 million and $40.5 million of cash and securities, respectively, posted as collateral related to futures, and $47.2 million and $40.9 million of cash and securities, respectively, posted as collateral related to options and non-cleared swaps.

As of December 31, 2021, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $182.7 million and $85.5 million, respectively. Of this amount, $3.0 million and $29.6 million of cash and securities, respectively, posted as collateral related to futures, $151.1 million and $45.7 million of cash and securities, respectively, posted as collateral related to cleared swaps, and $28.6 million and $10.2 million of cash and securities, respectively, posted as collateral related to options and non-cleared swaps.

Collateral received may include both cash and non-cash collateral. Cash collateral received by the Company is reported in “Derivative collateral and receivables” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus, with a corresponding amount recorded “Derivative collateral and payables” representing the Company’s obligation to return the collateral. Non-cash collateral received by the Company is not recognized in the Statements of Admitted Assets, Liabilities, and Capital and Surplus unless the Company exercises its right to sell or re-pledge the underlying asset. As of December 31, 2022, the Company received $62.2 million of cash as collateral, all of which related to options and non-cleared swaps. As of December 31, 2022, the fair value of non-cash collateral received was $10.9 million, which related to non-cleared swaps. As of December 31, 2021, the Company received $187.5 million of cash as collateral. Of this amount $1.6 million of cash received as collateral related to futures, $10.3 million of cash received as collateral related to cleared swaps, and $175.6 million of cash received as collateral related to options and non-cleared swaps. As of December 31, 2021, the Company had not received any non-cash collateral.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of swaps and over-the-counter options is represented by the fair value of contracts with a positive fair value at the reporting date. As of December 31, 2022, the Company had received $62.2 million of cash pledged as collateral and non-cash collateral with a fair value of $10.9 million. As of December 31, 2021, the Company had received $187.5 million of cash pledged as collateral. Because exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties. The Company also attempts to minimize its exposure to credit risk through the use of multiple highly-rated counterparties.

73

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Other Off-Balance Sheet Financial Instruments

The table below presents a summary of the contractual amounts of off-balance sheet financial instruments, other than derivative financial instruments, as of December 31:

	2022	2021

	($ in thousands)
Commitments to extend mortgage loans	$917,633	$967,038

Commitments to extend mortgage loans are agreements to lend to a borrower, provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.

For commitments to extend mortgage loans, the amounts presented above do not represent amounts at risk if the counterparty defaults.

The collateral held for commitments to extend mortgage loans is a cash commitment fee, which is forfeited if the counterparty fails to perform.

12.	Borrowed Money

Under a revolving line of credit arrangement (the “2018 Credit Facility”), the Company and PLC had the ability to borrow on an unsecured basis up to an aggregate principal amount of $1.0 billion. Under certain circumstances the 2018 Credit Facility allowed for a request that the commitment be increased up to a maximum principal amount of $1.5 billion.

On April 5, 2022, the Company amended and restated the 2018 Credit Facility and entered into a Second Amended and Restated Credit Agreement (the “2022 Credit Facility”) among PLC, the Company, the several lenders from time to time party thereto, and Regions Bank, as administrative agent and swingline lender. Under the 2022 Credit Facility, the Company and PLC has the ability to borrow on an unsecured basis up to an aggregated principal amount of $1.5 billion. The Company and PLC also has the right in certain circumstances to request that the commitment under the 2022 Credit Facility be increased up to a maximum principal amount of $2.0 billion. Balances outstanding under the 2022 Credit Facility accrue interest at a rate equal to, at the option of PLC and the Company, (i) Adjusted Term SOFR Rate plus a spread based on the ratings of PLC’s Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent’s Prime Rate, (y) 0.50% above the Federal Funds Rate, or (z) the one-month Adjusted Term SOFR Rate plus 1.00% and (B) a spread based on the ratings of the PLC’s Senior Debt subject to adjustments based upon the achievement of certain environmental, social and governance metrics (“ESG Metrics”) by PLC, the Company and their subsidiaries. The 2022 Credit Facility also provides for a facility fee at a rate that varies with the ratings of the PLC’s Senior Debt, subject to adjustments based upon the achievement of certain ESG Metrics by PLC, the Company and their subsidiaries. The facility fee is calculated based on the aggregate amount of commitments under the 2022 Credit Facility, whether used or unused. The maturity date of current borrowings under the 2022 Credit Facility is April 5, 2027, subject to certain extension options available to the Company. The Company is not aware of any non-compliance with the financial debt covenants of the 2022 Credit Facility as of December 31, 2022. The Company did not have an outstanding balance under the 2022 Credit Facility as of December 31, 2022. PLC had no outstanding balance as of December 31, 2022. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2021. PLC had an outstanding balance of $275.0 million bearing interest at a rate of LIBOR plus 1.00% as of December 31, 2021.

74

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Please refer to the Note 5 section “Repurchase Agreements and Securities Lending Transactions” for information regarding the Company’s repurchase agreements and the Note 7 section “Intercompany Agreements and Settlements” for a discussion of the Company’s intercompany loan agreements.

13.	Change in Incurred Losses and Loss Adjustment Expenses

Activity in the liability for accident and health policy and contract claims is summarized as follows:

	2022	2021
	($ in thousands)

Balance at January 1	$257,725	$282,740
Less reinsurance recoverables	—	—
Net balance at January 1	257,725	282,740
Incurred:
Related to current year	69,246	53,577
Related to prior years	(1,725)	(19,821)
Total incurred	67,521	33,756
Paid:
Related to current year	18,350	19,075
Related to prior years	34,522	39,696
Total paid	52,872	58,771
Net balance at December 31	272,374	257,725
Plus reinsurance recoverables	—	—
Balance at December 31	$272,374	$257,725

Reserves and liabilities as of January 1, 2022, were $257.7 million. As of December 31, 2022, $34.5 million had been paid for incurred claims attributable to insured events of prior years. Reserves remaining for prior years at December 31, 2022, were $221.5 million as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on acquired business, as well as cancer and credit lines of insurance. Therefore, there has been a $1.7 million favorable development from January 1, 2022 to December 31, 2022. Reserves and liabilities as of January 1, 2021, were $282.7 million. As of December 31, 2021, $39.7 million had been paid for incurred claims attributable to insured events of prior years. Reserves remaining for prior years at December 31, 2021, were $223.2 million as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on acquired business, as well as cancer and credit lines of insurance. Therefore, there was a $19.8 million favorable development from January 1, 2021 to December 31, 2021. Original estimates are increased or decreased as additional information becomes known regarding individual claims. No additional premiums or return premiums have been accrued as a result of the prior year effects.

There have been no significant changes in methodologies or assumptions used in calculating the liability for unpaid losses.

75

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

14.	Participating Policies

Direct and assumed premiums under individual life participating policies were $50.6 million and 1.2%, $54.2 million and 1.5%, and $55.9 million and 2.0% for the years ended December 31, 2022, 2021, and 2020, respectively, of total direct and assumed individual life premium earned. The Company accrues dividends when declared by the Board of Directors in “Policyholders’ dividends”. Dividends to policyholders were $18.9 million, $29.5 million, and $29.6 million for the years ended December 31, 2022, 2021, and 2020, respectively. The Company has not allocated any additional income to participating policyholders.

15.	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2022 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$6,606,182	$433,845	$—	$7,040,027	25.1%
b. At book value less current surrender charge of 5% or more	360,459	—	—	360,459	1.3
c. At fair value	—	—	10,708,787	10,708,787	38.1
d. Total with market value adjustment or at fair value (total of a through c)	6,966,641	433,845	10,708,787	18,109,273	64.5
e. At book value without adjustment (minimal or no charge or adj.)	5,448,642	7,048	—	5,455,690	19.4
(2) Not subject to discretionary withdrawal provision	4,508,828	—	7,252	4,516,080	16.1
(3) Total (gross: direct + assumed)	16,924,111	440,893	10,716,039	28,081,043	100.0%
(4) Reinsurance ceded	2,632,151	—	—	2,632,151
(5) Total (net) (3) - (4)	$14,291,960	$440,893	$10,716,039	$25,448,892
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$245,475	$—	$—	$245,475

76

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$4,999	$546,994	$—	$551,993	63.9%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	4,999	546,994	—	551,993	63.9
e. At book value without adjustment (minimal or no charge or adj.)	40,425	16,294	—	56,719	6.6
(2) Not subject to discretionary withdrawal provision	254,941	—	—	254,941	29.5
(3) Total (gross: direct + assumed)	300,365	563,288	—	863,653	100.0%
(4) Reinsurance ceded	1,418	—	—	1,418
(5) Total (net) (3) - (4)	$298,947	$563,288	$—	$862,235
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$322,581	$—	$—	$322,581	2.7%
b. At book value less current surrender charge of 5% or more	143,056	—	—	143,056	1.2
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	465,637	—	—	465,637	3.9
e. At book value without adjustment (minimal or no charge or adj.)	758,380	—	—	758,380	6.4
(2) Not subject to discretionary withdrawal provision	10,684,092	—	1,518	10,685,610	89.7
(3) Total (gross: direct + assumed)	11,908,109	—	1,518	11,909,627	100.0%
(4) Reinsurance ceded	2,058	—	—	2,058
(5) Total (net) (3) - (4)	$11,906,051	$—	$1,518	$11,907,569
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$4,031	$—	$—	$4,031

77

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$14,467,892
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	123,016
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	11,906,051
Subtotal	26,496,959
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	11,721,737
Subtotal	11,721,737
Combined Total	$38,218,696

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2021 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$6,196,289	$397,072	$—	$6,593,361	21.3%
b. At book value less current surrender charge of 5% or more	762,836	—	—	762,836	2.5
c. At fair value	—	—	13,184,862	13,184,862	42.6
d. Total with market value adjustment or at fair value (total of a through c)	6,959,125	397,072	13,184,862	20,541,059	66.4
e. At book value without adjustment (minimal or no charge or adj.)	5,698,184	6,958	—	5,705,142	18.4
(2) Not subject to discretionary withdrawal provision	4,704,188	—	8,953	4,713,141	15.2
(3) Total (gross: direct + assumed)	17,361,497	404,030	13,193,815	30,959,342	100.0%
(4) Reinsurance ceded	959,935	—	—	959,935
(5) Total (net) (3) - (4)	$16,401,562	$404,030	$13,193,815	$29,999,407
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$625,743	$—	$—	$625,743

78

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$5,527	$613,003	$—	$618,530	64.9%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	5,527	613,003	—	618,530	64.9
e. At book value without adjustment (minimal or no charge or adj.)	43,481	17,207	—	60,688	6.3
(2) Not subject to discretionary withdrawal provision	274,343	—	—	274,343	28.8
(3) Total (gross: direct + assumed)	323,351	630,210	—	953,561	100.0%
(4) Reinsurance ceded	1,397	—	—	1,397
(5) Total (net) (3) - (4)	$321,954	$630,210	$—	$952,164
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$249,326	$—	$—	$249,326	2.4%
b. At book value less current surrender charge of 5% or more	167,909	—	—	167,909	1.6
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	417,235	—	—	417,235	4.0
e. At book value without adjustment (minimal or no charge or adj.)	725,559	—	—	725,559	7.0
(2) Not subject to discretionary withdrawal provision	9,232,476	—	1,742	9,234,218	89.0
(3) Total (gross: direct + assumed)	10,375,270	—	1,742	10,377,012	100.0%
(4) Reinsurance ceded	1,936	—	—	1,936
(5) Total (net) (3) - (4)	$10,373,334	$—	$1,742	$10,375,076
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$6,761	$—	$—	$6,761

79

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$16,591,600
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	131,916
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	10,373,334
Subtotal	27,096,850
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	14,229,797
Subtotal	14,229,797
Combined total	$41,326,647

16. Analysis of Life Actuarial Reserves by Withdrawal Characteristics

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2022, are as follows:

General Account

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$46,081	$497,313
Universal Life	14,876,652	15,441,221	15,872,700
Universal Life with Secondary Guarantees	1,981,849	1,621,794	6,903,469
Indexed Universal Life	532,850	326,040	442,711
Other Permanent Cash Value Life Insurance	—	2,896,432	3,109,881
Variable Universal Life	633,535	663,550	694,114

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	4,615,099
Accidental Death Benefits	XXX	XXX	4,975
Disability - Active Lives	XXX	XXX	43,421
Disability - Disabled Lives	XXX	XXX	181,657
Miscellaneous Reserves	XXX	XXX	168,594
Total (Gross: direct + assumed)	18,024,886	20,995,118	32,533,934
Reinsurance Ceded	406,145	377,402	7,373,709
Total (net)	$17,618,741	$20,617,716	$25,160,225

80

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Separate Account with Guarantees

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal Life	$15,387	$15,387	$15,387
Total (Gross: direct + assumed)	15,387	15,387	15,387
Reinsurance Ceded	—	—	—
Total (net)	$15,387	$15,387	$15,387

Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$2,469,442	$2,365,038	$2,353,557
Total (Gross: direct + assumed)	2,469,442	2,365,038	2,353,557
Reinsurance Ceded	—	—	—
Total (net)	$2,469,442	$2,365,038	$2,353,557

Reconciliation of Total Life Reserves

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Life Insurance Section, Total (net)	$24,800,573
Exhibit 5, Accidental Death Benefits Section, Total (net)	4,289
Exhibit 5, Disability - Active Lives Section, Total (net)	41,149
Exhibit 5, Disability - Disabled Lives Section, Total (net)	168,244
Exhibit 5, Miscellaneous Reserves Section Total (net)	145,970
Subtotal	25,160,225
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	2,368,944
Subtotal	2,368,944
Combined total	$27,529,169

81

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2021, are as follows:

General Account

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$42,707	$486,764
Universal Life	14,494,443	14,984,033	15,408,247
Universal Life with Secondary Guarantees	2,081,396	1,636,976	6,582,203
Indexed Universal Life	466,948	292,557	408,519
Other Permanent Cash Value Life Insurance	—	2,877,581	3,091,864
Variable Universal Life	467,769	473,837	500,499

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	5,403,159
Accidental Death Benefits	XXX	XXX	5,261
Disability - Active Lives	XXX	XXX	46,678
Disability - Disabled Lives	XXX	XXX	190,032
Miscellaneous Reserves	XXX	XXX	164,572
Total (Gross: direct + assumed)	17,510,556	20,307,691	32,287,798
Reinsurance Ceded	441,998	388,763	8,120,248
Total (net)	$17,068,558	$19,918,928	$24,167,550

Separate Account with Guarantees

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal Life	$3,684	$3,684	$3,684
Total (Gross: direct + assumed)	3,684	3,684	3,684
Reinsurance Ceded	—	—	—
Total (net)	$3,684	$3,684	$3,684

Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$1,974,438	$1,896,321	$1,883,507
Total (Gross: direct + assumed)	1,974,438	1,896,321	1,883,507
Reinsurance Ceded	—	—	—
Total (net)	$1,974,438	$1,896,321	$1,883,507

82

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Life Reserves

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Life Insurance Section, Total (net)	$23,803,473
Exhibit 5, Accidental Death Benefits Section, Total (net)	4,554
Exhibit 5, Disability - Active Lives Section, Total (net)	43,977
Exhibit 5, Disability - Disabled Lives Section, Total (net)	175,954
Exhibit 5, Miscellaneous Reserves Section Total (net)	139,592
Subtotal	24,167,550
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,887,191
Subtotal	1,887,191
Combined total	$26,054,741

17. Premiums Deferred and Uncollected

Life insurance premiums deferred and uncollected represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Deferred and uncollected life insurance premiums, net of reinsurance, as of December 31 were as follows:

2022
Type	Gross	Net of Loading
	($ in thousands)
Industrial	$10	$6
Ordinary new business	78	48
Ordinary renewal	7,749	3,350
Group Life	(2,687)	(2,595)
Totals	$5,150	$809

2021
Type	Gross	Net of Loading
	($ in thousands)
Industrial	$10	$6
Ordinary new business	48	35
Ordinary renewal	(30,403)	(34,780)
Group Life	(2,881)	(2,818)
Totals	$(33,226)	$(37,557)

83

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

18.	Separate Accounts

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company reported assets and liabilities from the following product lines into a Separate Account:

•	Market value adjusted annuities
•	Variable annuities
•	Variable life contracts
•	BOLI fixed universal life contracts

Separate Accounts held by the Company are for market value adjusted annuities and individual and group variable annuity and life contracts. The Separate Account for market value adjusted annuities provides the opportunity for the policyholder to invest in one or any combination of interest rate guarantee periods. The assets for this account are carried at fair value and are held in a non-unitized Separate Account. Amounts withdrawn from the contract in excess of the free withdrawal amount are subject to market value adjustment, which can be positive or negative. The market value adjusted annuity business has been included in the “Non-indexed Guarantee more than 4%” and the “Non-indexed Guarantee less than 4%” columns of the table disclosing information regarding the Company’s Separate Account as shown later in Note 18.

The Separate Accounts for the individual and group variable business invest in shares of various mutual funds with external investment advisors. The net investment experience of the Separate Account is credited directly to the policyholder and can be positive or negative. The individual and group variable business has been included in the “Nonguaranteed Separate Accounts” column of the table disclosing information regarding the Company’s Separate Accounts as shown later in Note 18.

Some of the variable annuity contracts contain GMDB, GMIB, and GLWB features, which are described in Note 1.

The Separate Accounts for the structured annuity business invest in funds tied to various market indices. The annual year-over-year return is credited directly to the policyholder and can be positive or negative subject to contractual floors and caps. The structured annuity business has been included in the “Indexed” column in the table later in Note 18.

These products are included within the Separate Accounts pursuant to Tennessee Code Section 56-3-501.

In accordance with the products recorded within the Separate Account, the Separate Account assets are considered legally insulated from the General Account, except for market value adjusted annuities. As of December 31, 2022 and 2021, the Company’s Separate Account included legally insulated assets of $13.3 billion and $15.3 billion, respectively. As of December 31, 2022 and 2021, the Company’s Separate Account statement included not legally insulated assets of $0.8 billion and $1.1 billion, respectively. The Separate Account assets as of December 31 are attributed to the following products:

84

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2022
Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
	($ in thousands)
Variable annuities	$10,813,155	$—
Variable life contracts	2,474,038	—
Market value adjusted annuities	—	808,132
BOLI fixed universal life	16,317	—
Total	$13,303,510	$808,132

2021
Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
	($ in thousands)
Variable annuities	$13,294,478	$—
Variable life contracts	1,984,116	—
Market value adjusted annuities	—	1,103,784
BOLI fixed universal life	3,565	—
Total	$15,282,159	$1,103,784

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $231.2 million in 2022, $244.6 million in 2021, $230.2 million in 2020, $244.5 million in 2019, and $260.2 million in 2018.

For the year ended December 31, 2022, $9.2 million was paid by the General Account toward Separate Account guarantees. The total Separate Account guarantees paid by the General Account for the preceding four years ended December 31, 2021, 2020, 2019, and 2018, were $4.4 million, $4.5 million, $3.2 million, and $2.8 million, respectively.

The Company did not have securities lending transactions within the Separate Accounts during either 2022, 2021 or 2020.

85

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Information regarding the Company's Separate Accounts is as follows:

2022

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2022	$80,800	$5	$11	$1,345,508	$1,426,324
Reserves at 12/31/2022
(2) For accounts with assets at:
(a) Fair value	$202,305	$191,197	$610,679	$13,086,501	$14,090,682
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$202,305	$191,197	$610,679	$13,086,501	$14,090,682
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$202,305	$191,197	$610,679	$—	$1,004,181
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	13,086,501	13,086,501
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	202,305	191,197	610,679	13,086,501	14,090,682
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$202,305	$191,197	$610,679	$13,086,501	$14,090,682

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

86

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2021	$96,875	$614	$777	$1,396,240	$1,494,506
Reserves at 12/31/2021
(2) For accounts with assets at:
(a) Fair value	$138,594	$230,665	$664,980	$15,082,749	$16,116,988
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$138,594	$230,665	$664,980	$15,082,749	$16,116,988
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$138,594	$230,665	$664,981	$—	$1,034,240
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	15,082,749	15,082,749
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	138,594	230,665	664,981	15,082,749	16,116,989
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$138,594	$230,665	$664,981	$15,082,749	$16,116,989

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

2020
	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
Premiums, consideration or deposits for the year ended 12/31/2020	$24,711	$3,008	$5	$275,158	$302,882

A reconciliation of net transfers to (from) Separate Accounts is as follows:

	2022	2021	2020
	($ in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$1,434,970	$1,504,853	$311,895
Less: Transfers from Separate Accounts	1,132,706	1,217,637	1,175,648
Net transfers to/(from) Separate Accounts	302,264	2,722,490	1,487,543
Reconciling adjustments:
Transfers ceded/assumed under Modco Agreements	(454,087)	(315,050)	(67,442)
Transfers as reported in the Statements of Operations	$(151,823)	$2,407,440	$1,420,101

87

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

19.	Fair Value Measurements

The Company determines the fair value of its financial instruments in accordance with SSAP No. 100R, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about assets and liabilities measured at fair value. The definition of fair value in SSAP No. 100R focuses on an “exit price”, the price that would be received to sell the asset or paid to transfer the liability. Included in various line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The hierarchy is defined as follows:

Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

(a)	Quoted prices for similar assets or liabilities in active markets,
(b)	Quoted prices for identical or similar assets or liabilities in non-active markets,
(c)	Inputs other than quoted market prices that are observable, and
(d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table provides information as of December 31 about the Company’s financial assets (other than derivative instruments) measured at fair value:

2022
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Assets at fair value
Perpetual preferred stocks
Industrial and miscellaneous	$259,475	$35,572	$5,940	$—	$300,987
Total perpetual preferred stocks	259,475	35,572	5,940	—	300,987

Common stocks
Industrial and miscellaneous	2,028	—	172,515	—	174,543
Total common stocks	2,028	—	172,515	—	174,543
Separate Accounts	13,304,618	701,357	89,350	—	14,095,325
Total assets at fair value	$13,566,121	$736,929	$267,805	$—	$14,570,855

88

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Assets at fair value
Bonds
Residential mortgage-backed securities	$—	$481	$—	$—	$481
Total bonds	—	481	—	—	481

Perpetual preferred stocks
Industrial and miscellaneous	419,774	40,096	6,240	—	466,110
Total perpetual preferred stocks	419,774	40,096	6,240	—	466,110

Common stocks
Industrial and miscellaneous	3,083	—	143,485	—	146,568
Total common stocks	3,083	—	143,485	—	146,568
Separate Accounts	15,306,095	868,093	208,190	—	16,382,378
Total assets at fair value	$15,728,952	$908,670	$357,915	$—	$16,995,537

The following is the Level 3 reconciliation of the beginning balance to the ending balance:

2022
Description	Beginning Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
	($ in thousands)
Assets:
Separate Account mortgage loans	$155,597	$—	$—	$(15,100)	$—	$—	$—	$(64,084)	$—	$76,413
Separate Account bonds	52,593	—	(26,420)	(2,278)*	—	—	—	(10,958)	—	12,937
Common stocks - FHLB	143,475	—	—	—	—	36,405	—	(7,380)	—	172,500
Common stocks - other	10	—	—	—	5	—	—	—	—	15
Perpetual preferred stock	6,240	—	—	—	(300)	—	—	—	—	5,940
Total assets	$357,915	$—	$(26,420)	$(17,378)	$(295)	$36,405	$—	$(82,422)	$—	$267,805

*Transferred out of Level 3 into Level 2 due to a change in price source.

89

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Description	Beginning Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
	($ in thousands)
Assets:
Separate Account mortgage loans	$206,229	$—	$—	$(6,882)	$—	$12,322	$—	$(56,072)	$—	$155,597
Separate Account bonds	19,299	—	—	(417)	—	38,500	—	(4,789)	—	52,593
Common stocks - FHLB	83,000	—	—	—	—	90,038	—	(29,563)	—	143,475
Common stocks - other	3	—	—	—	7	—	—	—	—	10
Perpetual preferred stock *	6,270	—	—	—	(30)	—	—	—	—	6,240
Total Assets	$314,801	$—	$—	$(7,299)	$(23)	$140,860	$—	$(90,424)	$—	$357,915

*Includes perpetual preferred stock valued at fair value as of 1/1/2021 pursuant to SSAP. No, 32B.

Fair Value Methodology

Description of Pricing Inputs

The Company predominantly uses third-party pricing services and broker quotes to determine fair values. The third-party pricing services and brokers use certain inputs to determine the value of loan-backed and structured securities, including residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities. For these securities, the valuation consists of inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average lives of the securities, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, 6) discount margins, and 7) credit ratings of the securities.

To price corporate bonds, U.S. government-related securities, and other government-related securities, the brokers and third-party pricing services utilize a valuation model that consists of a hybrid income and market approach to valuation, while the Company uses a discounted cash flow model with both observable and unobservable inputs to determine a price when the securities are illiquid bonds. The external and internal pricing models include inputs such as, but not limited to: 1) principal and interest payments, 2) coupon, 3) maturity, 4) treasury yield curve, 5) credit spreads from new issue and secondary trading markets, 6) dealer quotes with adjustments for issues with early redemption features, 7) illiquidity premiums, 8) discount margins from dealers in the new issue market, 9) underlying collateral, and 10) comparative bond analysis.

The third-party pricing services price equity securities using market observable prices for the same or similar securities traded in an active market.

Mortgage loan valuations are categorized as Level 3. The Company utilizes an internally developed model to estimate fair value. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

The Company’s Separate Account assets consist of financial instruments similar to those held in the General Account. The Company utilizes the same valuation methodology as described above in determining the fair value of Separate Account assets as the Company does for General Account assets. All assets in the Separate Account are held at fair value, except for BOLI contracts. The BOLI Separate Account assets and liabilities are stated at book value. The Separate Account liability matches the Separate Account asset value and its fair value is determined from valuation methods that are consistent with the Separate Account assets.

90

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for financial instruments owned by the Company.

The fair values of corporate bonds, government securities, equity securities, and mortgage-backed securities are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a ‘‘waterfall’’ approach whereby publicly available prices are first sought from third-party pricing services and the remaining unpriced securities are submitted to independent brokers for non-binding prices. Typical inputs used by these pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based on the typical trading volumes and the lack of quoted market prices for fixed maturity investments, third-party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third-party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains two quotes per security when available. Where multiple broker quotes are obtained, the Company reviews the quotes and selects the quote that provides the best estimate of the price a market participant would pay for these specific assets in an arm’s-length transaction. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third-party pricing service or an independent broker quotation.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third-party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

91

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer’s credit rating, liquidity discounts, weighted average of contracted cash flows, risk premium, if warranted, due to the issuer’s industry, and the security’s time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the years ended December 31, 2022, 2021 and 2020.

The fair value hierarchy of derivative instruments measured at fair value at December 31 is as follows:

2022
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Interest rate contracts	$2,589	$783	$—	$—	$3,372
Foreign currency contracts	1,295	—	—	—	1,295
Equity contracts	21,977	339,462	—	—	361,439
Total derivative assets	$25,861	$340,245	$—	$—	$366,106

Derivative liabilities
Interest rate contracts	$1,889	$31,840	$—	$—	$33,729
Foreign currency contracts	1,752	15,208	—	—	16,960
Equity contracts	7,546	205,462	—	—	213,008
Total derivative liabilities	$11,187	$252,510	$—	$—	$263,697

2021
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Interest rate contracts	$4,528	$203,342	$—	$—	$207,870
Foreign currency contracts	365	—	—	—	365
Equity contracts	54,006	986,476	—	—	1,040,482
Total derivative assets	$58,899	$1,189,818	$—	$—	$1,248,717

Derivative liabilities
Interest rate contracts	$4,416	$173,931	$—	$—	$178,347
Foreign currency contracts	2,049	12,708	—	—	14,757
Equity contracts	13,102	766,552	—	—	779,654
Total derivative liabilities	$19,567	$953,191	$—	$—	$972,758

92

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

There were no Level 3 derivatives held by the Company as of December 31, 2022 or 2021.

Derivative instruments are valued using exchange prices or counterparty quotations. The Company performs quantitative and qualitative analysis each quarter on derivative valuations. Derivative instruments classified as Level 1 generally include futures, options, and warrants, all of which are traded on active exchange markets. Derivative instruments classified as Level 2 primarily include swaps, options, forwards, and swaptions, which are traded over the counter. Level 2 also includes certain centrally cleared derivatives. These Level 2 derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

The following table presents the Company’s fair value hierarchy for its financial instruments as of December 31:

2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	($ in thousands)
Assets
Bonds	$41,441,691	$47,180,219	$298,362	$39,184,615	$1,958,714
Common stocks *	174,544	174,544	2,029	—	172,515
Preferred stocks	465,457	540,147	423,945	35,572	5,940
Mortgage loans	9,744,553	10,558,447	—	—	9,744,553
Cash	6,142	6,142	6,142	—	—
Cash equivalents	362,949	362,949	362,949	—	—
Contract loans	830,400	830,400	—	—	830,400
Derivative assets	366,106	366,106	25,860	340,246	—
Derivative collateral and receivables	60,639	60,639	60,639	—	—
Securities lending collateral	162,119	162,119	—	162,119	—
Other invested assets *	673,066	801,636	—	648,038	25,028
Separate Account assets	14,111,355	14,111,642	13,307,270	714,735	89,350
Liabilities
Guaranteed investment contracts (GICs)	9,510,471	9,806,466	—	—	9,510,471
Deposit-type contracts other than GICs	2,197,819	2,099,585	—	—	2,197,819
Derivative liabilities	263,697	267,352	11,188	252,509	—
Derivative collateral and payables	62,269	62,269	62,269	—	—
Surplus Notes	82,585	110,000	—	—	82,585

* Excluding investments accounted for under the equity method

93

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	($ in thousands)
Assets
Bonds	$52,216,520	$47,120,591	$288,925	$49,897,680	$2,029,915
Common stocks*	146,568	146,568	3,083	—	143,485
Preferred stocks	716,544	707,270	670,208	40,096	6,240
Mortgage loans	9,977,072	9,557,217	—	—	9,977,072
Cash	33,923	33,923	33,923	—	—
Cash equivalents	415,205	415,205	415,205	—	—
Short-term investments	2,696	2,626	—	2,696	—
Contract loans	847,471	847,471	—	—	847,471
Derivative assets	1,248,717	1,248,717	58,899	1,189,818	—
Derivative collateral and receivables	192,298	192,298	192,298	—	—
Securities lending collateral	179,083	179,083	—	179,083	—
Other invested assets	910,872	809,003	—	908,487	2,385
Separate Account assets	16,385,818	16,385,944	15,306,358	871,270	208,190
Liabilities
Guaranteed investment contracts (GICs)	8,598,320	8,194,685	—	—	8,598,320
Deposit-type contracts other than GICs	2,311,603	2,178,649	—	—	2,311,603
Derivative liabilities	972,758	960,050	19,567	953,191	—
Derivative collateral and payables	195,926	195,926	195,926	—	—
Surplus Notes	116,027	110,000	—	—	116,027

* Excluding investments accounted for under the equity method

Bond and preferred stock fair values are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices.

Publicly traded unaffiliated common stock is valued based on market trades and is a Level 1 valuation under SSAP No. 100R. As of December 31, 2022 and 2021, the Company held $172.5 million and $143.5 million, respectively, of FHLB stock, which is classified as Level 3. The Company believes that the cost of the FHLB stock approximates fair value. The remaining amount of equity securities classified as Level 3 consists primarily of holdings obtained through bankruptcy proceedings, debt restructurings or tender offers, including $15 thousand and $10 thousand of Hercules Inc. publicly traded common stock warrants obtained through a tender offer as of December 31, 2022 and 2021, respectively.

The carrying value of the Company’s cash and short-term investments approximates fair value.

Cash equivalent fair values are determined using methodologies prescribed by the NAIC. The fair value of cash equivalents is provided by a third-party pricing service.

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

94

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Contract loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of contract loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of contract loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company’s fair value of contract loans approximates carrying value.

For the fair value of domestic securities categorized as securities lending collateral, the Securities Lending program administrator uses four vendors as information sources for prices and other indicative data. Pricing data is requested daily, as available. In the event multiple prices are received for the same security, the lower price is utilized.

The Separate Account assets are carried at fair value and are equal to the Separate Account liabilities, which represent the policyholder’s equity in those assets, except for BOLI contracts. The BOLI Separate Account assets are stated at book value. These amounts are reported separately as assets and liabilities related to Separate Accounts in the accompanying financial statements. Separate Account assets are invested in bonds, mortgage loans, preferred stocks, and open-ended mutual funds. The fair values of bonds and preferred stocks held in Separate Accounts are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. These valuations are generally categorized as a Level 2 valuation as defined by SSAP No. 100R. The fair value of open-ended mutual funds held in Separate Accounts was obtained from unadjusted quoted market prices. These valuations are categorized as a Level 1 valuation as defined by SSAP No. 100R.

Other invested assets, excluding investments accounted for under the equity method, include investments in unaffiliated surplus debentures and investments in partnerships. The fair value of investments accounted for under the equity method approximates par value. The fair value of certain surplus notes reported as "Other invested assets" is determined using methodologies prescribed by the NAIC. The fair value of these surplus notes is determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. The fair value of certain partnerships reported as “Other Invested assets” is determined using the cost method, net of any impairment.

Fair values of the Company's guaranteed investment contracts are estimated using discounted cash flows. Other deposit-type contracts include annuities certain, supplemental contracts, dividend accumulations, and retained assets. The Company estimates the fair values of annuities certain and supplemental contracts using models based on discounted estimated cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments. The Company estimates that the fair value of dividend accumulations and retained asset balances approximate carrying value.

Included in the derivative liabilities fair value disclosure are $15.2 million and $12.7 million related to a derivative instrument qualifying for hedge accounting that have an $18.9 million and $0 carrying value in the Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021, respectively.

95

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company estimates the fair value of its Surplus Notes using internal discounted cash flow models. The discount rates used in the model are based on a current market yield for similar financial instruments.

The Company held no financial instruments as of December 31, 2022 and 2021, for which it was not practicable to estimate fair value. The Company held no financial instruments measured at NAV as of December 31, 2022 and 2021.

20.	Retained Assets

The Company accounts for retained assets in a manner similar to supplementary contracts. Claims expense is reported in “Death and annuity benefits” in the Statements of Operations. In lieu of a cash payment to the beneficiary, a liability is established in “Liability for deposit-type contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. For 2020 and through March 2021, the credited rate for direct retained asset accounts was 0.40% for accounts opened prior to May 1, 2019, and 1.0% for accounts opened on or after May 1, 2019. After April 1, 2021 and for 2022, the credited rate for all direct retained asset accounts was 0.40%.

In the event of a claim, the beneficiary is given the option of a direct payment, a settlement option provided by the policy or a retained asset account. Retained asset accounts are generally used as the default method for settlement of claims when an election for payment has not been made. For some assumed business, however, retained asset accounts are not the default method for settlement of claims.

The table below summarizes the number and balance of retained asset accounts in force, by aging category, as of December 31:

	In Force ($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Up to and including 12 Months	1,159	$157,750	1,420	$204,839
13 to 24 Months	952	105,455	862	95,251
25 to 36 Months	637	60,012	612	59,434
37 to 48 Months	472	44,564	473	31,884
49 to 60 Months	352	22,348	379	21,648
Over 60 Months	2,267	117,668	2,198	113,744
Total	5,839	507,797	5,944	526,800

96

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s retained asset accounts are individual contracts. The table below shows retained asset components as of December 31:

	($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Number/Balance of Retained Asset Accounts at the Beginning of the Year	5,944	$526,800	5,594	$445,499
Number/Balance of Retained Asset Account Issue/Added During the Year	2,214	467,213	2,452	474,218
Investment Earnings Credited to Retained Asset Accounts During the Year	XXX	2,349	XXX	2,702
Fees and Other Charges Assessed to Retained Asset Accounts During the Year	XXX	—	XXX	—
Number/Amount of Retained Asset Accounts Transferred to State Unclaimed Property funds During the Year	79	67	6	18
Number/Amount of Retained Asset Accounts Closed/Withdrawn During the Year	2,240	488,498	2,096	395,601
Number/Balance of Retained Asset Accounts at the End of the Year	5,839	$507,797	5,944	$526,800

21.	Company-owned Life Insurance

The Company is the owner and beneficiary of life insurance policies included in the “Other assets” line of the Statements of Admitted Assets, Liabilities, and Capital and Surplus at their cash surrender values pursuant to SSAP No. 21R. At December 31, 2022 the cash surrender value in an investment vehicle was $666.7 million. This was allocated into the following categories based on primary underlying investment characteristics, other invested assets 72.8%, stocks 25.3%, and cash and short-term investments 1.9%. At December 31, 2021, the cash surrender value in an investment vehicle was $710.0 million. This was allocated into the following categories based on primary underlying investment characteristics, other invested assets 68.3%, stocks 29.6%, and cash and short-term investments 2.1%.

22.	Subsequent Events

As a result of events that occurred at certain financial institutions and the subsequent regulatory actions taken during March of 2023, the Company has evaluated the impact of these events to certain holdings within its investment portfolio. As a result of this evaluation, the Company sold certain bonds and recognized a pre-tax realized investment loss of $11.1 million. In addition, the Company identified certain investments in bonds on which it will take other-than-temporary impairments as of March 31, 2023, based on the fair value of the underlying holdings. As of the date of this report, the Company expects to recognize pre-tax other-than-temporary impairments of approximately $78.6 million, related to certain investment holdings within the banking sector.

The Company has evaluated the effects of events subsequent to December 31, 2022, and through March 31, 2023 (the date of the issuance of the Statutory statements included herein), and there are no other material subsequent events to report.

97

SUPPLEMENTAL SCHEDULES

PROTECTIVE LIFE INSURANCE COMPANY

SCHEDULE I

Summary of Investments-Other than Investments in Related Parties as of December 31, 2022

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
	($ in thousands)
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$3,691,153	$3,207,186	$3,691,153
States, municipalities and political subdivisions	550,031	516,605	550,031
Foreign governments	105,885	95,888	105,885
Public utilities	4,420,176	3,894,222	4,420,176
Convertibles and bonds with warrants attached	72,316	72,109	72,316
All other corporate bonds	38,340,657	33,655,682	38,340,657
Redeemable preferred stocks	239,160	164,470	239,160
Total fixed maturities	47,419,378	41,606,162	47,419,378
Equity securities:
Common stocks:
Banks, trust and insurance companies	172,500	172,500	172,500
Industrial, miscellaneous and all other	1,230	2,044	2,044
Nonredeemable preferred stocks	411,931	300,987	300,987
Total equity securities	585,661	475,531	475,531
Mortgage loans on real estate	10,558,447	9,744,553	10,558,447
Policy loans	830,400	830,400	830,400
Other long-term investments	1,399,159	1,265,127	1,393,697
Total investments	$60,793,045	$53,921,773	$60,677,453

See accompanying independent auditors’ report.

S-1

PROTECTIVE LIFE INSURANCE COMPANY

SCHEDULE IV

Reinsurance

as of and for the years ended December 31, 2022, 2021, and 2020

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	($ in thousands)
2022
Life insurance in force	$701,879,708	$213,857,595	$137,079,032	$625,101,145	21.9%
Premiums:
Life insurance	$5,182,542	$2,544,520	$727,562	$3,365,584	21.6%
Accident and health insurance	57,869	2,148	13,985	69,706	20.1%
Total	$5,240,411	$2,546,668	$741,547	$3,435,290	21.6%

2021
Life insurance in force	$633,068,368	$232,765,104	$184,926,353	$585,229,617	31.6%
Premiums:
Life insurance	$5,229,653	$1,050,368	$878,036	$5,057,321	17.4%
Accident and health insurance	11,287	3,116	28,740	36,911	77.9%
Total	$5,240,940	$1,053,484	$906,776	$5,094,232	17.8%

2020
Life insurance in force	$579,902,781	$268,256,639	$200,708,224	$512,354,366	39.2%
Premiums:
Life insurance	$4,075,575	$1,657,228	$1,272,377	$3,690,724	34.5%
Accident and health insurance	14,463	3,147	64,614	75,930	85.1%
Total	$4,090,038	$1,660,375	$1,336,991	$3,766,654	35.5%

See accompanying independent auditors’ report.

S-2